UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

Item 1. Schedule of Investments

Thrivent Financial for Lutherans®

Thrivent Series Fund, Inc.

Schedule of Investments

As of March 31, 2008
(unaudited)

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares		Value	Percentage
Equity Portfolios (91.9%)
283,886	Thrivent Real Estate Securities Portfolio	$5,131,956	1.1%
2,731,176	Thrivent Partner Small Cap Growth Portfolio #	31,820,937	6.8
1,177,549	Thrivent Partner Small Cap Value Portfolio	21,222,140	4.5
2,594,142	Thrivent Small Cap Stock Portfolio	35,424,820	7.6
950,499	Thrivent Mid Cap Growth Portfolio	16,620,611	3.5
1,412,990	Thrivent Partner Mid Cap Value Portfolio #	17,515,712	3.7
2,978,754	Thrivent Mid Cap Stock Portfolio	35,353,640	7.5
5,788,473	Thrivent Partner International Stock Portfolio	92,565,791	19.7
5,690,795	Thrivent Large Cap Growth Portfolio	95,756,164	20.4
2,865,351	Thrivent Large Cap Value Portfolio	35,601,410	7.6
4,477,870	Thrivent Large Cap Stock Portfolio	44,567,795	9.5
	Total Equity Portfolios
	(cost $433,554,304)	431,580,976

Debt Portfolios (8.1%)
2,152,123	Thrivent High Yield Portfolio	9,945,604	2.1
1,911,960	Thrivent Income Portfolio	18,318,488	3.9
993,196	Thrivent Limited Maturity Bond Portfolio	9,587,921	2.1
	Total Debt Portfolios
	(cost $39,163,565)	37,852,013
	Total Investments
	(cost $472,717,869) 100.0%	$469,432,989
	Other Assets and Liabilities,
	Net (0.0%)	(80,198)
	Total Net Assets 100.0%	$469,352,791

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$10,880,138
Gross unrealized depreciation	(14,165,018)
Net unrealized appreciation (depreciation)	($3,284,880)
Cost for federal income tax purposes	$472,717,869

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares		Value	Percentage
Equity Portfolios (77.7%)
3,470,614	Thrivent Real Estate Securities Portfolio	$62,740,020	3.7%
4,419,781	Thrivent Partner Small Cap Growth Portfolio #	51,494,864	3.0
2,166,771	Thrivent Partner Small Cap Value Portfolio	39,050,203	2.3
6,314,925	Thrivent Small Cap Stock Portfolio	86,234,723	5.0
1,763,540	Thrivent Mid Cap Growth Portfolio	30,837,614	1.8
2,137,148	Thrivent Partner Mid Cap Value Portfolio #	26,492,513	1.5
5,861,970	Thrivent Mid Cap Stock Portfolio	69,573,379	4.0
14,237,034	Thrivent Partner International Stock Portfolio	227,670,113	13.2
15,683,787	Thrivent Large Cap Growth Portfolio	263,903,249	15.3
19,340,731	Thrivent Large Cap Value Portfolio	240,304,717	14.0
24,068,919	Thrivent Large Cap Stock Portfolio	239,555,544	13.9
	Total Equity Portfolios
	(cost $1,359,802,502)	1,337,856,939

Debt Portfolios (22.2%)
21,312,936	Thrivent High Yield Portfolio	98,493,473	5.7
22,016,548	Thrivent Income Portfolio	210,940,544	12.3
7,533,621	Thrivent Limited Maturity Bond Portfolio	72,726,559	4.2
	Total Debt Portfolios
	(cost $393,662,241)	382,160,576

Short-Term Investments (0.1%)
946,035	Thrivent Money Market Portfolio	946,035	0.1
	Total Short-Term Investments
	(cost $946,035)	946,035
	Total Investments
	(cost $1,754,410,778) 100.0%	$1,720,963,550
	Other Assets and Liabilities,
	Net (0.0%)	(227,339)
	Total Net Assets 100.0%	$1,720,736,211

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$19,810,211
Gross unrealized depreciation	(53,257,439)
Net unrealized appreciation (depreciation)	($33,447,228)
Cost for federal income tax purposes	$1,754,410,778

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares		Value	Percentage
Equity Portfolios (57.8%)
4,717,171	Thrivent Real Estate Securities Portfolio	$85,274,658	3.9%
2,819,973	Thrivent Partner Small Cap Growth Portfolio #	32,855,502	1.5
1,543,467	Thrivent Partner Small Cap Value Portfolio	27,816,833	1.3
2,823,628	Thrivent Small Cap Stock Portfolio	38,558,621	1.8
1,247,355	Thrivent Mid Cap Growth Portfolio	21,811,491	1.0
2,222,186	Thrivent Partner Mid Cap Value Portfolio #	27,546,666	1.3
5,589,152	Thrivent Mid Cap Stock Portfolio	66,335,408	3.0
12,921,584	Thrivent Partner International Stock Portfolio	206,634,215	9.4
16,046,317	Thrivent Large Cap Growth Portfolio	270,003,354	12.3
19,504,999	Thrivent Large Cap Value Portfolio	242,345,708	11.1
24,608,629	Thrivent Large Cap Stock Portfolio	244,927,221	11.2
	Total Equity Portfolios
	(cost $1,279,811,790)	1,264,109,677

Debt Portfolios (40.2%)
26,625,404	Thrivent High Yield Portfolio	123,043,979	5.6
43,317,648	Thrivent Income Portfolio	415,026,390	18.9
35,527,956	Thrivent Limited Maturity Bond Portfolio	342,972,680	15.7
	Total Debt Portfolios
	(cost $905,679,768)	881,043,049

Short-Term Investments (2.0%)
44,628,575	Thrivent Money Market Portfolio	44,628,575	2.0
	Total Short-Term Investments
	(cost $44,628,575)	44,628,575
	Total Investments
	(cost $2,230,120,133) 100.0%	$2,189,781,301
	Other Assets and Liabilities,
	Net (0.0%)	(279,231)
	Total Net Assets 100.0%	$2,189,502,070

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$20,088,848
Gross unrealized depreciation	(60,427,680)
Net unrealized appreciation (depreciation)	($40,338,832)
Cost for federal income tax purposes	$2,230,120,133

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares		Value	Percentage
Equity Portfolios (38.8%)
1,744,833	Thrivent Real Estate Securities Portfolio	$31,542,217	3.9%
234,363	Thrivent Partner Small Cap Value Portfolio	4,223,753	0.5
1,915,086	Thrivent Small Cap Stock Portfolio	26,151,839	3.2
8,657	Thrivent Partner Mid Cap Value Portfolio #	107,313	<0.1
2,137,962	Thrivent Mid Cap Stock Portfolio	25,374,620	3.2
2,657,080	Thrivent Partner International Stock Portfolio	42,490,429	5.3
4,044,505	Thrivent Large Cap Growth Portfolio	68,054,869	8.4
4,613,619	Thrivent Large Cap Value Portfolio	57,323,289	7.1
5,863,347	Thrivent Large Cap Stock Portfolio	58,357,302	7.2
	Total Equity Portfolios
	(cost $316,203,101)	313,625,631

Debt Portfolios (56.7%)
7,933,661	Thrivent High Yield Portfolio	36,663,827	4.5
12,209,761	Thrivent Income Portfolio	116,981,722	14.5
31,600,481	Thrivent Limited Maturity Bond Portfolio	305,058,398	37.7
	Total Debt Portfolios
	(cost $470,905,459)	458,703,947

Short-Term Investments (4.5%)
36,113,946	Thrivent Money Market Portfolio	36,113,946	4.5
	Total Short-Term Investments
	(cost $36,113,946)	36,113,946
	Total Investments
	(cost $823,222,506) 100.0%	$808,443,524
	Other Assets and Liabilities,
	Net (0.0%)	(116,060)
	Total Net Assets 100.0%	$808,327,464

# Non-income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,206,217
Gross unrealized depreciation	(19,985,199)
Net unrealized appreciation (depreciation)	($14,778,982)
Cost for federal income tax purposes	$823,222,506

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Technology Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value
Communications Equipment (14.4%)			Information Technology (1.4%)
59,300	Corning, Inc.	$1,425,572	64,700	Netezza Corporation #	$612,709
22,500	F5 Networks, Inc. #	408,825		Total Information Technology	612,709
67,700	Motorola, Inc.	629,610
41,100	QUALCOMM, Inc.	1,685,100	Internet Software & Services (10.7%)
20,900	Research in Motion, Ltd. #	2,345,607	5,700	Google, Inc. #	2,510,679
	Total Communications		79,200	Yahoo!, Inc. #	2,291,256
	Equipment	6,494,714		Total Internet Software
				& Services	4,801,935
Computers & Peripherals (15.2%)
15,900	Apple Computer, Inc. #	2,281,650	IT Consulting & Services (5.5%)
38,300	Data Domain, Inc. #*	911,540	13,000	Affiliated Computer Services, Inc. #	651,430
255,852	EMC Corporation #*	3,668,917	23,800	Cognizant Technology Solutions
	Total Computers & Peripherals	6,862,107		Corporation #	686,154
			15,200	Fidelity National Information
Consumer Discretionary (5.3%)				Services, Inc.	579,728
21,200	DIRECTV Group, Inc. #	525,548	11,300	Fiserv, Inc. #	543,417
12,000	International Game Technology	482,520		Total IT Consulting & Services	2,460,729
42,200	Time Warner, Inc.	591,644
27,400	TiVo, Inc. #*	240,024	Materials (0.7%)
15,600	WMS Industries, Inc. #	561,132	2,900	Monsanto Company	323,350
	Total Consumer Discretionary	2,400,868		Total Materials	323,350

Energy (2.4%)			Semiconductors & Semiconductor Equipment (9.8%)
9,500	Cameco Corporation *	312,930	19,900	Applied Materials, Inc.	388,249
3,600	Vestas Wind Systems	396,275	36,000	Broadcom Corporation #	693,720
12,800	Willbros Group, Inc.	391,680	23,700	FormFactor, Inc. #	452,670
	Total Energy	1,100,885	98,700	Intel Corporation	2,090,466
			63,500	Teradyne, Inc. #	788,670
Financials (2.8%)				Total Semiconductors &
17,600	Digital Realty Trust, Inc. *	624,800		Semiconductor Equipment	4,413,775
23,800	Fidelity National Financial, Inc. *	436,254
5,800	First American Corporation	196,852	Software (11.8%)
	Total Financials	1,257,906	20,800	Adobe Systems, Inc. #	740,272
			247,200	Compuware Corporation #	1,814,448
Health Care (8.1%)			85,600	Lawson Software, Inc. #	644,568
9,300	Beckman Coulter, Inc.	600,315	62,900	Nuance Communications, Inc. #*	1,095,089
6,900	C.R. Bard, Inc.	665,160	11,900	Salesforce.com, Inc. #	688,653
46,400	Hansen Medical, Inc. #*	652,384	7,600	VMware, Inc. #	325,432
10,800	McKesson Corporation	565,596		Total Software	5,308,462
48,300	Mylan Laboratories, Inc. *	560,280
10,100	Shire Pharmaceuticals Group plc ADR	585,396	Telecommunications Services (3.8%)
	Total Health Care	3,629,131	30,600	Clearwire Corporation #*	453,186
			186,400	Sprint Nextel Corporation	1,247,016
Industrials (5.3%)				Total Telecommunications
18,200	American Superconductor Corporation *	422,058		Services	1,700,202
3,700	First Solar, Inc. #	855,218
8,800	SunPower Corporation #*	655,688		Total Common Stock
11,200	Suntech Power Holdings Company, Ltd. #	454,272		(cost $44,565,254)	43,754,009
	Total Industrials	2,387,236

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Technology Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (15.1%)	Rate (+)	Date	Value
6,817,464	Thrivent Financial Securities Lending Trust	2.990%	N/A	$6,817,464
	Total Collateral Held for Securities Loaned
	(cost $6,817,464)			6,817,464

		Interest	Maturity
Shares	Short-Term Investments (3.0%)	Rate(+)	Date	Value
1,330,973	Thrivent Money Market Portfolio	3.110%	N/A	$1,330,973
	Total Short-Term Investments (at amortized cost)			1,330,973
	Total Investments (cost $52,713,691) 115.3%			$51,902,446
	Other Assets and Liabilities, Net (15.3%)			(6,872,479)
	Total Net Assets 100.0%			$45,029,967

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,602,533
Gross unrealized depreciation	(3,413,778)
Net unrealized appreciation (depreciation)	($811,245)
Cost for federal income tax purposes	$52,713,691

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value
Diversified REITS (5.6%)			Real Estate Management & Development (0.2%)
92,673	Liberty Property Trust *	$2,883,057	15,251	Forest City Enterprises	$561,237
13,600	PS Business Parks, Inc.	705,840		Total Real Estate Management
180,037	Vornado Realty Trust	15,520,990		& Development	561,237
15,000	Washington Real Estate
	Investment Trust *	501,300	Residential REITS (15.1%)
	Total Diversified REITS	19,611,187	26,500	American Campus Communities, Inc. *	725,040
			104,177	Apartment Investment & Management
Financials (7.6%)				Company *	3,730,578
253,400	iShares Dow Jones U.S. Real Estate		113,000	Avalonbay Communities, Inc. *	10,906,760
	Index Fund *	16,496,340	69,500	BRE Properties, Inc. *	3,166,420
193,986	SPDR DJ Wilshire International Real		78,900	Camden Property Trust	3,960,780
	Estate ETF *	10,252,160	19,200	Equity Lifestyle Properties, Inc.	947,904
	Total Financials	26,748,500	287,800	Equity Residential REIT	11,940,822
			59,600	Essex Property Trust, Inc. *	6,793,208
Foreign (1.3%)			51,795	Home Properties, Inc. *	2,485,642
244,150	Brookfield Properties Corporation	4,714,536	53,112	Mid-America Apartment
	Total Foreign	4,714,536		Communities, Inc. *	2,647,102
			46,900	Post Properties, Inc. *	1,811,278
Hotels, Resorts & Cruise Lines (1.3%)			151,300	UDR, Inc.	3,709,876
90,000	Starwood Hotels & Resorts			Total Residential REITS	52,825,410
	Worldwide, Inc.	4,657,500
	Total Hotels, Resorts &		Retail REITS (24.6%)
	Cruise Lines	4,657,500	23,000	Acadia Realty Trust *	555,450
			136,000	Developers Diversified Realty
Industrial REITS (8.1%)				Corporation *	5,695,680
131,500	AMB Property Corporation *	7,156,230	20,500	Equity One, Inc. *	491,385
125,000	DCT Industrial Trust, Inc. *	1,245,000	82,500	Federal Realty Investment Trust *	6,430,875
25,800	EastGroup Properties, Inc.	1,198,668	239,000	General Growth Properties, Inc. *	9,122,630
316,450	ProLogis Trust *	18,626,247	46,900	Inland Real Estate Corporation *	713,349
	Total Industrial REITS	28,226,145	282,850	Kimco Realty Corporation *	11,079,234
			96,900	Macerich Company *	6,809,163
			102,000	National Retail Properties, Inc.	2,249,100
Office REITS (14.5%)			94,900	Regency Centers Corporation *	6,145,724
62,000	Alexandria Real Estate Equities, Inc. *	5,748,640	304,000	Simon Property Group, Inc. *	28,244,640
70,000	BioMed Realty Trust, Inc. *	1,672,300	50,300	Tanger Factory Outlet Centers, Inc. *	1,935,041
159,000	Boston Properties, Inc. *	14,639,130	85,000	Taubman Centers, Inc.	4,428,500
142,285	Brandywine Realty Trust	2,413,154	64,400	Weingarten Realty Investors *	2,217,936
96,230	Corporate Office Properties Trust *	3,234,290		Total Retail REITS	86,118,707
97,500	Digital Realty Trust, Inc. *	3,461,250
122,000	Douglas Emmett, Inc. *	2,691,320	Specialized REITS (16.5%)
115,000	Duke Realty Corporation *	2,623,150	40,000	Ashford Hospitality Trust *	227,200
66,000	Highwoods Properties, Inc. *	2,050,620	90,000	DiamondRock Hospitality Company *	1,140,300
48,600	Kilroy Realty Corporation	2,386,746	25,270	Entertainment Properties Trust *	1,246,569
29,400	Lexington Corporate Properties Trust *	423,654	91,000	Extra Space Storage, Inc. *	1,473,290
74,600	Mack-Cali Realty Corporation	2,663,966	150,000	Health Care Property Investors, Inc.	5,071,500
85,593	SL Green Realty Corporation *	6,973,262	90,000	Health Care REIT, Inc. *	4,061,700
	Total Office REITS	50,981,482	38,575	Healthcare Realty Trust, Inc.	1,008,736

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Specialized REITS — continued			40,000	Strategic Hotel Capital, Inc. *	$525,200
20,000	Hospitality Properties Trust	$680,400	42,000	Sunstone Hotel Investors, Inc. *	672,420
607,756	Host Marriott Corporation *	9,675,476	174,259	Ventas, Inc.	7,825,972
56,938	LaSalle Hotel Properties *	1,635,829		Total Specialized REITS	57,757,415
116,000	Nationwide Health Properties, Inc. *	3,915,000
37,910	Plum Creek Timber Company, Inc. *	1,542,937		Total Common Stock
168,648	Public Storage, Inc. *	14,945,586		(cost $301,006,318)	332,202,119
89,000	Senior Housing Property Trust	2,109,300

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (47.3%)	Rate (+)	Date	Value
165,762,634	Thrivent Financial Securities Lending Trust	2.990%	N/A	$165,762,634
	Total Collateral Held for Securities Loaned
	(cost $165,762,634)			165,762,634

		Interest	Maturity
Shares	Short-Term Investments (4.8%)	Rate (+)	Date	Value
16,829,891	Thrivent Money Market Portfolio	3.110%	N/A	$16,829,891
	Total Short-Term Investments (at amortized cost)			16,829,891
	Total Investments (cost $483,598,843) 146.9%			$514,794,644
	Other Assets and Liabilities, Net (46.9%)			(164,381,644)
	Total Net Assets 100.0%			$350,413,000

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ETF — Exchange Traded Fund.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$43,337,420
Gross unrealized depreciation	(12,141,619)
Net unrealized appreciation (depreciation)	$31,195,801
Cost for federal income tax purposes	$483,598,843

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Partner Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (96.2%)	Value	Shares	Common Stock (96.2%)	Value
Consumer Discretionary (14.8%)			8,280	W-H Energy Services, Inc. #*	$570,078
33,000	Aeropostale, Inc. #	$894,630	22,950	Willbros Group, Inc. *	702,270
36,320	AirMedia Group, Inc. ADR #*	577,488		Total Energy	10,421,362
56,210	BJ’s Restaurants, Inc. #*	809,986
12,420	Buckle, Inc.	555,547	Financials (7.5%)
14,430	Capella Education Company #*	787,878	26,995	Cohen & Steers, Inc. *	715,098
10,900	Chipotle Mexican Grill, Inc. #*	1,236,387	12,955	Cullen/Frost Bankers, Inc.	687,133
9,130	Deckers Outdoor Corporation #	984,397	27,560	Digital Realty Trust, Inc. *	978,380
41,570	Fossil, Inc. #	1,269,548	24,670	Dime Community Bancshares	431,232
44,695	Great Wolf Resorts, Inc. #*	285,154	41,950	Extra Space Storage, Inc.	679,170
21,370	Gymboree Corporation #	852,236	43,421	Greenhill & Company, Inc. *	3,020,365
38,300	Interactive Data Corporation	1,090,401	20,620	Investment Technology Group, Inc. #*	952,232
19,790	J. Crew Group, Inc. #*	874,124	21,210	MSCI, Inc. #	630,998
28,860	Lennar Corporation *	542,857	13,980	PrivateBancorp, Inc. *	439,951
42,860	LKQ Corporation #	963,064	35,677	Signature Bank #*	909,764
10,970	Lululemon Athletica, Inc. #*	311,877	68,310	Texas Capital Bancshares, Inc. #	1,153,073
18,980	Netflix, Inc. #*	657,657	38,790	Waddell & Reed Financial, Inc.	1,246,323
6,040	New Oriental Education & Technology		1,290	Westamerica Bancorporation	67,854
	Group #	391,754		Total Financials	11,911,573
26,885	Peet’s Coffee & Tea, Inc. #*	632,066
11,200	Priceline.com, Inc. #*	1,353,632	Health Care (18.7%)
28,520	Red Robin Gourmet Burgers, Inc. #*	1,071,496	28,980	Acorda Therapeutics, Inc. #*	520,191
12,800	Strayer Education, Inc.	1,952,000	6,840	Air Methods Corporation *	330,851
30,470	Tempur-Pedic International *	335,170	7,850	Alexion Pharmaceuticals, Inc. #*	465,505
50,852	Tractor Supply Company #*	2,009,671	18,830	AMERIGROUP Corporation #	514,624
26,780	True Religion Apparel, Inc. *	496,769	62,835	Angiodynamics, Inc. #	726,373
67,020	WMS Industries, Inc. #*	2,410,709	72,550	Applera Corporation (Celera Group) #	1,066,485
	Total Consumer Discretionary	23,346,498	38,620	ArthroCare Corporation #*	1,287,977
			19,610	Auxilium Pharmaceuticals, Inc. #*	524,371
Consumer Staples (2.8%)			40,440	BioMarin Pharmaceutical, Inc. #*	1,430,363
36,087	Bare Escentuals, Inc. #*	845,158	46,690	Cepheid, Inc. #	1,138,769
13,950	Central European Distribution		15,490	Haemonetics Corporation #	922,894
	Corporation *	811,750	18,465	HealthExtras, Inc. #	458,671
31,319	Chattem, Inc. #*	2,077,702	20,290	Hologic, Inc. #*	1,128,124
26,270	Flowers Foods, Inc.	650,182	16,710	ICON plc ADR #	1,084,312
	Total Consumer Staples	4,384,792	17,307	Illumina, Inc. #*	1,313,601
			17,257	Integra LifeSciences Holdings
Energy (6.6%)				Corporation #*	750,162
14,970	Alpha Natural Resources, Inc. #	650,297	16,740	inVentiv Health, Inc. #*	482,279
21,540	Arena Resources, Inc. #	833,813	44,250	K-V Pharmaceutical Company #*	1,104,480
7,450	Atwood Oceanics, Inc. #	683,314	15,670	LifeCell Corporation #*	658,610
10,960	Bill Barrett Corporation *	517,860	43,968	Mentor Corporation *	1,130,857
63,194	Cal Dive International, Inc. #*	655,954	12,360	MWI Veterinary Supply, Inc. #	435,814
38,510	Concho Resources, Inc. #	987,396	86,815	Nighthawk Radiology Holdings, Inc. #*	812,588
8,060	Core Laboratories NV #	961,558	22,740	NuVasive, Inc. #*	784,757
41,633	Dril-Quip, Inc. #	1,934,686	56,360	PAREXEL International Corporation #	1,470,996
17,430	Hornbeck Offshore Services, Inc. #*	796,028	12,710	Pediatrix Medical Group, Inc. #	856,654
55,930	Petrohawk Energy Corporation #	1,128,108	38,380	Perrigo Company *	1,448,077

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Partner Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (96.2%)	Value	Shares	Common Stock (96.2%)	Value
Health Care — continued			16,370	Comscore, Inc. #*	$328,382
35,605	Phase Forward, Inc. #	$608,133	9,770	Comtech Telecommunications
26,665	PSS World Medical, Inc. #*	444,239		Corporation #	381,030
22,290	Rigel Pharmeceuticals, Inc.	415,931	24,551	Comverge, Inc. #*	253,612
21,980	Savient Pharmaceuticals, Inc. #*	439,600	23,970	Concur Technologies, Inc. #*	744,268
17,730	TomoTherapy, Inc. #*	254,426	12,240	Constant Contact, Inc. #*	177,235
102,825	Trizetto Group, Inc. #	1,716,149	73,530	CyberSource Corporation #*	1,074,273
19,420	United Therapeutics Corporation #*	1,683,714	64,180	Double-Take Software, Inc. #	749,622
11,765	West Pharmaceutical Services, Inc.	520,366	21,730	EMS Technologies, Inc.	589,752
16,790	Xenoport, Inc. #	679,491	81,660	Euronet Worldwide, Inc. #*	1,572,772
	Total Health Care	29,610,434	38,000	FLIR Systems, Inc. #	1,143,420
			52,351	Heartland Payment Systems, Inc. *	1,204,597
Industrials (16.2%)			169,885	Informatica Corporation #	2,898,238
69,174	AAR Corporation #	1,886,375	95,313	Intermec, Inc. #*	2,114,995
33,260	Actuant Corporation *	1,004,785	40,520	Jack Henry & Associates, Inc.	999,628
23,300	Aecom Technology Corporation #	606,033	140,390	Macrovision Corporation #*	1,895,265
34,613	Aircastle, Ltd. *	389,396	21,026	Mercadolibre, Inc. #*	835,994
19,700	American Superconductor Corporation *	456,843	34,940	MICROS Systems, Inc. #	1,176,080
9,740	Bucyrus International, Inc. *	990,071	20,610	Net 1 UEPS Technology, Inc. #*	464,756
89,605	CoStar Group, Inc. #*	3,853,019	84,620	NeuStar, Inc. #*	2,240,738
43,575	Forward Air Corporation *	1,544,298	28,643	Nice Systems, Ltd. ADR	808,305
23,050	FTI Consulting, Inc. #*	1,637,472	111,773	Omniture, Inc. #*	2,594,251
43,119	Genesis Lease, Ltd.	627,381	34,566	Perficient, Inc. #*	274,454
24,645	IDEX Corporation	756,355	33,410	Plexus Corporation #	937,150
15,730	IHS, Inc. #	1,011,596	23,810	Quality Systems, Inc. *	711,205
30,830	JA Solar Holdings Company, Ltd. ADR #	573,438	25,480	Sybase, Inc. #*	670,124
36,120	Ladish Company, Inc. #	1,300,320	13,070	Take-Two Interactive Software, Inc. #	333,546
14,060	Landstar System, Inc.	733,370	26,315	Taleo Corporation #	510,511
8,350	Middleby Corporation #*	520,956	43,280	Trimble Navigation, Ltd. #	1,237,375
28,700	Mobile Mini, Inc. #	545,300	153,295	ValueClick, Inc. #*	2,644,339
26,650	Orbital Sciences Corporation *	642,265	62,305	Vasco Data Security
63,457	Polypore International, Inc. #	1,312,925		International, Inc. #*	852,332
22,980	RBC Bearings, Inc. #	853,247	70,533	Veraz Networks, Inc. #*	173,511
28,640	Robbins & Myers, Inc.	935,096	28,150	VistaPrint, Ltd. #*	983,842
10,290	Teledyne Technologies, Inc. #	483,630	20,100	Vocus, Inc. #	530,640
13,645	Tennant Company	543,207	55,190	Websense, Inc. #	1,034,812
18,660	Tetra Tech, Inc. #	364,057		Total Information Technology	37,948,875
17,790	TransDigm Group, Inc. #	659,120
18,790	Wabtec Corporation	707,631	Materials (3.5%)
29,120	Woodward Governor Company	778,086	19,070	Century Aluminum Company #	1,263,197
	Total Industrials	25,716,272	5,230	CF Industries Holdings, Inc.	541,933
			11,810	Compass Minerals International, Inc.	696,554
Information Technology (24.0%)			13,030	Greif, Inc.	885,128
33,830	ANSYS, Inc. #	1,167,812	59,080	Helca Mining Company *	659,333
24,130	Atheros Communications, Inc. #	502,869	16,290	Koppers Holdings, Inc.	721,810
22,520	Blackboard, Inc. #	750,592	19,610	Terra Industries, Inc. *	696,743
23,570	Cavium Networks, Inc. #*	386,548		Total Materials	5,464,698

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Partner Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (96.2%)	Value	Shares	Common Stock (96.2%)	Value
Telecommunications Services (1.7%)			Utilities (0.4%)
24,679	Cbeyond, Inc. #*	$463,718	13,360	ITC Holdings Corporation	$695,522
14,260	Cellcom Israel, Ltd.	448,192		Total Utilities	695,522
25,010	Cogent Communications Group, Inc. *	457,933
89,452	Paetec Holdings Corporation #	595,750		Total Common Stock
47,810	Syniverse Holdings, Inc. #	796,515		(cost $152,445,657)	152,262,134
	Total Telecommunications
	Services	2,762,108

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (44.0%)	Rate (+)	Date	Value
69,677,388	Thrivent Financial Securities Lending Trust	2.990%	N/A	$69,677,388
	Total Collateral Held for Securities Loaned
	(cost $69,677,388)			69,677,388

		Interest	Maturity
Shares	Short-Term Investments (3.6%)	Rate (+)	Date	Value
5,726,926	Thrivent Money Market Portfolio	3.110%	N/A	$5,726,926
	Total Short-Term Investments (at amortized cost)			5,726,926
	Total Investments (cost $227,849,971) 143.8%			$227,666,448
	Other Assets and Liabilities, Net (43.8%)			(69,389,977)
	Total Net Assets 100.0%			$158,276,471

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,678,320
Gross unrealized depreciation	(12,861,843)
Net unrealized appreciation (depreciation)	($183,523)
Cost for federal income tax purposes	$227,849,971

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Partner Small Cap Value Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (95.8%)	Value	Shares	Common Stock (95.8%)	Value
Consumer Discretionary (10.3%)			80,100	First Financial Fund, Inc. *	$724,104
120,000	Aaron Rents, Inc. *	$2,584,800	62,000	Glacier Bancorp, Inc. *	1,188,540
40,600	Cavco Industries, Inc. #	1,422,624	79,000	Hercules Technology Growth
72,900	Corinthian Colleges, Inc. #	527,067		Capital, Inc. *	857,940
38,500	CSS Industries, Inc.	1,345,960	42,300	Home Bancshares, Inc. *	882,801
70,000	Dixie Group, Inc. #	586,600	3,000	iShares Russell 2000 Value Fund *	196,710
42,800	Dorman Products, Inc. #	460,100	42,000	JMP Group, Inc.	294,000
56,100	Drew Industries, Inc. #*	1,372,206	74,500	Kohlberg Capital Corporation	773,310
55,000	Fred’s, Inc. *	563,750	52,000	LaSalle Hotel Properties	1,493,960
83,500	Haverty Furniture Companies, Inc. *	888,440	2,700	Markel Corporation #	1,187,919
43,500	Lee Enterprises, Inc. *	435,435	68,000	Max Re Capital, Ltd. *	1,780,920
40,000	M/I Homes, Inc. *	679,200	27,000	Midland Company	1,753,110
32,500	Matthews International Corporation	1,568,125	42,800	National Interstate Corporation	999,380
60,000	Meritage Homes Corporation #*	1,159,200	42,000	Parkway Properties, Inc. *	1,552,320
98,806	Regent Communications, Inc. #	123,508	18,000	Piper Jaffray Companies #	611,280
64,400	Saga Communications, Inc. #	360,640	50,000	Potlatch Corporation *	2,063,500
116,000	Shiloh Industries, Inc.	1,295,720	60,000	ProAssurance Corporation #	3,229,800
48,800	Stanley Furniture Company, Inc. *	605,608	56,200	ProCentury Corporation	1,011,600
55,000	Steak n Shake Company #*	432,850	42,500	Sandy Spring Bancorp, Inc. *	1,169,600
115,000	Stein Mart, Inc. *	646,300	45,000	Seabright Insurance Holdings #	662,850
75,700	Winnebago Industries, Inc. *	1,279,330	41,000	Strategic Hotel Capital, Inc.	538,330
	Total Consumer Discretionary	18,337,463	37,000	SVB Financial Group #	1,614,680
			26,500	Washington Real Estate
Consumer Staples (1.9%)				Investment Trust *	885,630
140,000	Alliance One International, Inc. #	845,600	37,300	Wintrust Financial Corporation *	1,303,635
35,100	Casey’s General Stores, Inc.	793,260		Total Financials	32,467,899
42,000	Nash Finch Company *	1,427,160
21,300	Winn-Dixie Stores, Inc. #*	382,548	Health Care (5.7%)
	Total Consumer Staples	3,448,568	13,700	Analogic Corporation	911,598
			36,000	Angiodynamics, Inc. #	416,160
Energy (9.3%)			105,400	Lexicon Pharmaceuticals, Inc. #	212,908
6,200	Atwood Oceanics, Inc. #*	568,664	126,000	Momenta Pharmaceuticals, Inc. #*	1,377,180
26,000	Carbo Ceramics, Inc. *	1,042,600	14,500	Myriad Genetics, Inc. #*	584,205
55,300	Forest Oil Corporation #	2,707,488	29,000	National Healthcare Corporation *	1,412,300
64,900	Hercules Offshore, Inc. #*	1,630,278	65,500	Owens & Minor, Inc. *	2,576,770
100,000	Mariner Energy, Inc. #	2,701,000	42,000	Triple-S Management Corporation #	741,300
160,200	NGAS Resources, Inc. *	901,926	42,600	West Pharmaceutical Services, Inc. *	1,884,198
29,000	Superior Well Services, Inc. #*	634,230		Total Health Care	10,116,619
45,800	TETRA Technologies, Inc. #*	725,472
43,600	W-H Energy Services, Inc. #*	3,001,860	Industrials (24.2%)
39,500	Whiting Petroleum Corporation #*	2,553,675	101,000	Accuride Corporation #*	826,180
	Total Energy	16,467,193	49,000	Alaska Air Group, Inc. #*	961,380
			23,000	Ameron International Corporation	2,151,190
Financials (18.2%)			146,900	Beacon Roofing Supply, Inc. *	1,469,000
109,000	Ares Capital Corporation *	1,370,130	47,000	Belden, Inc. *	1,660,040
55,000	Cascade Bancorp *	525,800	61,300	C&D Technologies, Inc. #*	307,726
142,000	Cedar Shopping Centers, Inc.	1,658,560	21,100	Cascade Corporation *	1,040,441
53,000	Compass Diversified Trust	696,950	41,000	Circor International, Inc.	1,896,250
54,000	East West Bancorp, Inc. *	958,500	26,000	Courier Corporation	648,700
26,000	Employers Holdings, Inc.	482,040	66,800	Dollar Thrifty Automotive Group, Inc. #*	911,152

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Partner Small Cap Value Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (95.8%)	Value	Shares	Common Stock (95.8%)	Value
Industrials — continued			Materials (9.2%)
89,300	Electro Rent Corporation	$1,352,895	40,000	Airgas, Inc.	$1,818,800
28,600	Franklin Electric Company, Inc. *	977,262	56,000	AMCOL International Corporation *	1,748,880
25,400	FTI Consulting, Inc. #*	1,804,416	75,000	American Vanguard Corporation *	1,248,000
41,500	G & K Services, Inc.	1,477,815	68,600	AptarGroup, Inc.	2,670,598
67,500	Genesee & Wyoming, Inc. #	2,322,000	28,000	Arch Chemicals, Inc.	1,043,280
74,400	Gibraltar Industries, Inc.	872,712	43,000	Carpenter Technology Corporation	2,406,710
70,000	Hub Group, Inc. #	2,302,300	30,300	Chesapeake Corporation *	145,743
52,000	IDEX Corporation	1,595,880	10,800	Deltic Timber Corporation	601,560
59,200	Insituform Technologies, Inc. #*	818,736	49,000	Innospec, Inc.	1,038,800
59,000	Kirby Corporation #	3,362,999	20,300	Minerals Technologies, Inc. *	1,274,840
81,500	McGrath Rentcorp *	1,964,965	81,900	Myers Industries, Inc.	1,075,347
51,300	Navigant Consulting, Inc. #	973,674	70,700	Symyx Technologies, Inc. #	530,250
46,000	Nordson Corporation	2,477,100	100,000	Wausau-Mosinee Paper Corporation	826,000
29,500	School Specialty, Inc. #*	930,430		Total Materials	16,428,808
61,300	Sterling Construction Company, Inc. #	1,116,886
40,000	Universal Forest Products, Inc. *	1,288,000	Telecommunications Services (1.1%)
119,000	Vitran Corporation, Inc. #	1,698,130	151,500	Kratos Defense & Security
49,500	Waste Connections, Inc. #	1,521,630		Solutions, Inc. #	275,730
86,000	Woodward Governor Company	2,297,920	118,000	Premiere Global Services, Inc. #*	1,692,120
	Total Industrials	43,027,809		Total Telecommunications
				Services	1,967,850
Information Technology (10.9%)
83,300	Advanced Energy Industries, Inc. #*	1,104,558	Utilities (5.0%)
120,000	Ariba, Inc. *	1,159,200	46,500	Black Hills Corporation *	1,663,770
22,000	ATMI, Inc. #	612,260	74,000	Cleco Corporation *	1,641,320
87,000	Brooks Automation, Inc. #	845,640	55,500	El Paso Electric Company #	1,186,035
70,800	Catapult Communications Corporation #*	364,620	36,400	Empire District Electric Company *	737,100
85,600	Exar Corporation #*	704,488	55,300	Southwest Gas Corporation	1,546,188
45,000	FormFactor, Inc. #	859,500	42,700	UniSource Energy Corporation	950,502
120,500	GSI Group, Inc. #	937,490	40,500	Vectren Corporation	1,086,615
29,400	Methode Electronics, Inc.	343,686		Total Utilities	8,811,530
151,000	MPS Group, Inc. #	1,784,820
127,000	Palm, Inc. *	635,000		Total Common Stock
61,000	Progress Software Corporation #	1,825,120		(cost $163,870,740)	170,466,965
440,000	Safeguard Scientifics, Inc. #*	655,600
42,600	SPSS, Inc. #	1,652,028
85,800	StarTek, Inc. #	790,218
41,000	Synnex Corporation #	870,020	Shares	Preferred Stock (0.4%)	Value
50,000	TNS, Inc. *	1,032,000
153,300	Wind River Systems, Inc. #*	1,186,542	51,400	National Healthcare Corporation,
51,000	Xyratex, Ltd. #	914,940		Convertible	$702,638
409,600	Zarlink Semiconductor, Inc. #*	331,776		Total Preferred Stock
63,000	Zygo Corporation #	783,720		(cost $696,375)	702,638
	Total Information Technology	19,393,226

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Partner Small Cap Value Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

		Strike	Expiration
Contracts	Options Purchased < 0.1%	Price	Date	Value
36,333	Ares Capital Corporation	$12.17	4/21/2008	$20,347
	Total Options Purchased (cost $34,409)			20,347

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (33.9%)	Rate (+)	Date	Value
60,338,940	Thrivent Financial Securities Lending Trust	2.990%	N/A	$60,338,940
	Total Collateral Held for Securities Loaned
	(cost $60,338,940)			60,338,940

		Interest	Maturity
Shares	Short-Term Investments (3.2%)	Rate (+)	Date	Value
5,608,299	Thrivent Money Market Portfolio	3.110%	N/A	$5,608,299
	Total Short-Term Investments (at amortized cost)			5,608,299
	Total Investments (cost $230,548,763) 133.3%			$237,137,189
	Other Assets and Liabilities, Net (33.3%)			(59,234,670)
	Total Net Assets 100.0%			$177,902,519

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$28,945,384
Gross unrealized depreciation	(22,356,958)
Net unrealized appreciation (depreciation)	$6,588,426
Cost for federal income tax purposes	$230,548,763

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (92.8%)	Value	Shares	Common Stock (92.8%)	Value
Consumer Discretionary (12.1%)			7,600	Herbalife, Ltd. #	$361,000
47,300	Aeropostale, Inc. #‡	$1,282,303	26,300	Inter Parfums, Inc. #*	580,704
18,700	American Public Education, Inc. #	567,919	13,300	Longs Drug Stores Corporation *	564,718
7,700	Buckle, Inc. #	344,421	11,600	NBTY, Inc. #	347,420
106,100	Burger King Holdings, Inc. ‡	2,934,726	28,900	Nu Skin Enterprises, Inc. #	520,778
42,100	CEC Entertainment, Inc. #	1,215,848	17,100	Ruddick Corporation	630,306
4,400	Cooper Tire & Rubber Company #*	65,868	23,600	Sanderson Farms, Inc.	897,036
9,800	Desarrolladora Homex ADR #	572,886	22,100	Universal Corporation	1,448,213
12,800	Dick’s Sporting Goods, Inc. #	342,784		Total Consumer Staples	19,850,705
32,300	Ethan Allen Interiors, Inc. *	918,289
127,500	Fuqi International, Inc. #	909,075	Energy (8.4%)
28,300	Group 1 Automotive, Inc. *	664,484	22,100	Alpha Natural Resources, Inc. #	960,024
61,300	Gymboree Corporation #	2,444,644	20,600	Atwood Oceanics, Inc. #‡	1,889,432
66,200	Hasbro, Inc. *	1,846,980	40,700	Bristow Group, Inc. #‡	2,184,369
69,000	Hovnanian Enterprises, Inc. #*	731,400	46,400	Cabot Oil & Gas Corporation *	2,358,976
34,300	Iconix Brand Group, Inc. #*	595,105	36,500	Encore Acquisition Company #	1,470,220
86,700	Jack in the Box, Inc. #	2,329,629	21,300	Forest Oil Corporation #	1,042,848
48,100	JAKKS Pacific, Inc. #	1,326,117	37,600	Helmerich & Payne, Inc.	1,762,312
20,800	Lennar Corporation *	391,248	30,600	Holly Corporation	1,328,346
116,700	LKQ Corporation #*	2,622,249	23,200	Hornbeck Offshore Services, Inc. #*	1,059,544
12,600	M.D.C. Holdings, Inc.	551,754	57,200	Mariner Energy, Inc. #	1,544,972
43,600	Matthews International Corporation	2,103,700	22,600	Massey Energy Company	824,900
17,100	Polaris Industries, Inc. *	701,271	72,300	McMoRan Exploration Company #*	1,250,067
19,600	Priceline.com, Inc. #*	2,368,856	42,300	Oil States International, Inc. #	1,895,463
98,400	Regal Entertainment Group *	1,898,136	161,997	Petrohawk Energy Corporation #	3,267,479
50,500	Ross Stores, Inc.	1,512,980	37,600	Petroleum Development Corporation #	2,604,552
40,800	Tenneco, Inc. #	1,139,952	38,354	Range Resources Corporation	2,433,561
79,500	Texas Roadhouse, Inc. #*	779,100	74,600	Southwestern Energy Company #	2,513,274
36,900	TJX Companies, Inc.	1,220,283	16,000	Swift Energy Company #	719,840
8,400	Toll Brothers, Inc. #	197,232	18,300	Whiting Petroleum Corporation #	1,183,095
18,200	Tractor Supply Company #*	719,264		Total Energy	32,293,274
34,000	Tupperware Corporation	1,315,120
25,800	Urban Outfitters, Inc. #	808,830	Financials (17.2%)
61,500	Warnaco Group, Inc. #	2,425,560	12,100	Alexandria Real Estate Equities, Inc. ‡	1,121,912
107,400	WMS Industries, Inc. #*	3,863,178	78,400	Ashford Hospitality Trust	445,312
94,200	Wolverine World Wide, Inc. *	2,732,742	35,200	Aspen Insurance Holdings, Ltd. #	928,576
	Total Consumer Discretionary	46,443,933	28,300	Bank of Hawaii Corporation *	1,402,548
			71,750	BioMed Realty Trust, Inc. *‡	1,714,108
Consumer Staples (5.2%)			19,718	BOK Financial Corporation	1,029,871
125,300	Alliance One International, Inc. #	756,812	33,300	Cash America International, Inc.	1,212,120
11,800	Andersons, Inc. *	526,398	42,200	CastlePoint Holdings, Ltd. *	410,606
133,400	Calavo Growers, Inc.	2,318,492	22,700	City Holding Company #	905,730
15,800	Casey’s General Stores, Inc.	357,080	35,800	Community Bank System, Inc.	879,248
58,300	Central European Distribution		28,993	Cullen/Frost Bankers, Inc.	1,537,789
	Corporation #*	3,392,477	37,200	Digital Realty Trust, Inc. *	1,320,600
9,100	Chattem, Inc. #*	603,694	21,000	East West Bancorp, Inc.	372,750
9,200	Coca-Cola Bottling Company #	566,904	42,600	Endurance Specialty Holdings, Ltd. *	1,559,160
117,232	Elizabeth Arden, Inc. #	2,338,778	98,000	Extra Space Storage, Inc.	1,586,620
125,300	Flowers Foods, Inc. *	3,101,175	39,300	First Midwest Bancorp, Inc. *	1,091,361
14,800	Fresh Del Monte Produce, Inc. #	538,720	25,900	First Niagara Financial Group, Inc.	351,981

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (92.8%)	Value	Shares	Common Stock (92.8%)	Value
Financials — continued			34,200	AMERIGROUP Corporation #‡	$934,686
90,700	First State Bancorporation	$1,214,473	14,600	AmSurg Corporation #	345,728
36,100	Glacier Bancorp, Inc. *	692,037	60,100	Animal Health International, Inc. #	657,494
12,500	Hanover Insurance Group, Inc.	514,250	60,400	Applera Corporation (Celera Group) #	887,880
21,300	Home Properties, Inc. *	1,022,187	15,800	Beckman Coulter, Inc.	1,019,890
68,500	Inland Real Estate Corporation *	1,041,885	41,500	BioMarin Pharmaceutical, Inc. #*	1,467,855
25,800	Investment Technology Group, Inc. #*	1,191,444	19,200	Bio-Rad Laboratories, Inc. #‡	1,707,840
125,800	Investors Real Estate Trust *	1,230,324	12,300	C.R. Bard, Inc.	1,185,720
19,100	IPC Holdings, Ltd. #	534,800	34,900	Community Health Systems, Inc. #	1,171,593
97,400	iShares Dow Jones US Home		10,100	Covance, Inc. #*	837,997
	Construction Index Fund #*	1,956,766	130,700	Dexcom, Inc. #*	541,098
26,400	iShares Russell 2000 Growth		59,800	Gentiva Health Services, Inc. #	1,301,248
	Index Fund #	1,922,976	11,800	Haemonetics Corporation #	703,044
52,300	iShares Russell 2000 Index Fund	3,583,073	24,314	Hansen Medical, Inc. #*	341,855
28,800	iShares Russell 2000 Value Fund #*	1,888,416	24,600	Hospira, Inc. #	1,052,142
31,700	iShares S&P SmallCap 600		7,300	Invitrogen Corporation #*	623,931
	Index Fund #*	1,899,781	51,900	K-V Pharmaceutical Company #*	1,295,424
11,400	Jones Lang LaSalle, Inc.	881,676	9,100	LifeCell Corporation #	382,473
40,200	KBW Regional Banking ETF #*	1,411,824	7,900	Magellan Health Services, Inc. #	313,551
51,400	Knight Capital Group, Inc. #*	834,736	11,700	Martek Biosciences Corporation #	357,669
38,600	Mid-America Apartment		42,600	Masimo Corporation #*	1,107,600
	Communities, Inc.	1,923,824	55,600	Millennium Pharmaceuticals, Inc. #	859,576
53,400	National Retail Properties, Inc.	1,177,470	34,800	NuVasive, Inc. #*	1,200,948
58,800	Nationwide Health Properties, Inc. *	1,984,500	1,800	Orthofix International NV #	71,586
30,800	Old National Bancorp #	554,400	37,600	Owens & Minor, Inc. *	1,479,184
39,100	Omega Healthcare Investors, Inc.	678,776	22,200	Pediatrix Medical Group, Inc. #	1,496,280
12,000	Portfolio Recovery Associates, Inc. *	514,680	18,600	Perrigo Company	701,778
28,700	Potlatch Corporation *	1,184,449	19,300	Shire Pharmaceuticals Group plc ADR	1,118,628
15,900	ProAssurance Corporation #	855,897	71,700	Trizetto Group, Inc. #	1,196,673
53,800	Prosperity Bancshares, Inc.	1,541,908	11,600	United Therapeutics Corporation #	1,005,720
59,300	Selective Insurance Group, Inc.	1,416,084	16,700	Universal Health Services, Inc.	896,623
76,700	Senior Housing Property Trust	1,817,790	18,300	Varian Medical Systems, Inc. #	857,172
35,700	Sterling Financial Corporation	557,277	14,200	Varian, Inc. #	822,464
22,800	Stifel Financial Corporation #*	1,023,720	26,100	Zoll Medical Corporation #	693,999
22,100	SVB Financial Group #	964,444		Total Health Care	33,752,127
28,800	Tower Group, Inc.	724,896
37,600	UMB Financial Corporation *	1,549,120	Industrials (15.1%)
39,300	United Bankshares, Inc. *	1,047,345	5,600	AGCO Corporation #	335,328
32,200	United Community Banks, Inc.	546,756	47,900	Applied Industrial Technologies, Inc.	1,431,731
30,700	United Fire & Casual Company	1,148,180	34,800	BE Aerospace, Inc. #‡	1,216,260
35,200	Waddell & Reed Financial, Inc.	1,130,976	37,600	Bowne & Company, Inc.	573,400
73,180	Washington Federal, Inc. *	1,671,431	23,100	Brink’s Company	1,551,858
16,400	Washington Real Estate		18,000	Bucyrus International, Inc.	1,829,700
	Investment Trust *	548,088	23,300	C.H. Robinson Worldwide, Inc.	1,267,520
28,300	Westamerica Bancorporation *	1,488,580	9,700	Carlisle Companies, Inc.	324,368
	Total Financials	65,741,531	47,200	Chart Industries, Inc. #	1,597,248
			19,500	Consolidated Graphics, Inc. #	1,092,975
Health Care (8.8%)			21,900	Curtiss-Wright Corporation	908,412
57,000	Alpharma, Inc. #	1,493,970	25,400	Diana Shipping, Inc. *	668,528
41,200	Amedisys, Inc. #*	1,620,808	35,000	DRS Technologies, Inc.	2,039,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (92.8%)	Value	Shares	Common Stock (92.8%)	Value
Industrials — continued			109,700	Insight Enterprises, Inc. #*	$1,919,750
30,800	EMCOR Group, Inc. #	$684,068	13,700	Interwoven, Inc. #	146,316
23,000	Esterline Technologies Corporation #	1,158,510	9,300	Itron, Inc. #*	839,139
23,200	Flowserve Corporation	2,421,616	176,900	Lawson Software, Inc. #	1,332,057
52,000	FTI Consulting, Inc. #*	3,694,080	23,100	ManTech International Corporation #	1,047,816
16,700	Gardner Denver, Inc. #	619,570	64,500	MICROS Systems, Inc. #	2,171,070
68,000	Genesee & Wyoming, Inc. #	2,339,200	70,600	MKS Instruments, Inc. #	1,510,840
33,200	GrafTech International, Ltd. #	538,172	37,200	Perot Systems Corporation #	559,488
70,800	Hub Group, Inc. #	2,328,612	79,500	Plexus Corporation #	2,229,975
86,900	Interline Brands, Inc. #	1,611,995	40,900	Polycom, Inc. #	921,886
45,300	Kirby Corporation #	2,582,100	9,300	Progress Software Corporation #	278,256
47,200	Landstar System, Inc.	2,461,952	41,700	Rofin-Sinar Technologies, Inc. #	1,872,330
25,200	Middleby Corporation #*	1,572,228	49,500	Sapient Corporation #	344,520
83,400	Navigant Consulting, Inc. #	1,582,932	57,800	ScanSource, Inc. #	2,091,782
31,900	Northwest Pipe Company #	1,355,431	62,800	Semiconductor HOLDRSs Trust #*	1,803,616
18,200	Pall Corporation	638,274	141,600	SkillSoft Public Limited Company ADR #	1,482,552
25,900	Polypore International, Inc. #	535,871	280,700	Skyworks Solutions, Inc. #	2,043,496
36,500	Robbins & Myers, Inc.	1,191,725	96,400	Solera Holdings, Inc. #	2,348,304
35,100	Roper Industries, Inc. *	2,086,344	41,300	SPSS, Inc. #	1,601,614
70,100	Stanley, Inc. #	2,065,146	81,400	Sybase, Inc. #*	2,140,820
23,600	Teledyne Technologies, Inc. #	1,109,200	114,200	Teradyne, Inc. #	1,418,364
18,400	Titan International, Inc. #	563,224	216,900	TIBCO Software, Inc. #*	1,548,666
72,200	Titan Machinery, Inc. #*	1,350,140	52,500	Trimble Navigation, Ltd. #	1,500,975
11,800	Toro Company	488,402	53,200	Xilinx, Inc.	1,263,500
15,100	Walter Industries, Inc. #	945,713		Total Information Technology	53,151,044
121,150	Waste Connections, Inc. #	3,724,151
39,400	Watson Wyatt Worldwide, Inc.	2,235,950	Materials (7.4%)
36,900	Woodward Governor Company	985,968	11,100	Airgas, Inc. ‡	504,717
	Total Industrials	57,707,702	65,200	AptarGroup, Inc. ‡	2,538,236
			20,000	Arch Chemicals, Inc.	745,200
Information Technology (13.9%)			64,400	Buckeye Technologies, Inc. #	718,704
56,200	Actel Corporation #	860,422	28,643	Century Aluminum Company #	1,897,312
57,700	Amkor Technology, Inc. #	617,390	12,200	CF Industries Holdings, Inc. ‡	1,264,164
39,100	Anixter International, Inc. #*	2,503,964	11,800	Commercial Metals Company	353,646
14,200	ANSYS, Inc. #	490,184	42,600	FMC Corporation	2,363,874
39,894	Avnet, Inc. #‡	1,305,731	35,500	Greif, Inc.	2,411,515
33,700	BladeLogic, Inc. #*	945,285	49,200	Headwaters, Inc. #*	648,948
7,700	CACI International, Inc. #	350,735	7,000	Kaiser Aluminum Corporation #	485,100
84,000	China GrenTech Corporation, Ltd. ADR #	430,080	49,300	Koppers Holdings, Inc. #	2,184,483
68,800	Cognex Corporation	1,501,904	32,300	Olympic Steel, Inc. #	1,456,730
187,730	Compuware Corporation #‡	1,377,938	10,600	OM Group, Inc. #	578,124
16,300	Comtech Telecommunications		82,700	Pactiv Corporation #	2,167,567
	Corporation #	635,700	23,400	Pan American Silver Corporation #	897,858
52,300	Constant Contact, Inc. #*	757,304	71,400	Rock-Tenn Company	2,139,858
116,100	EarthLink, Inc. #	876,555	32,300	Rockwood Holdings, Inc. #	1,058,471
111,400	Emulex Corporation #	1,809,136	103,600	RPM International, Inc.	2,169,384
96,200	Epicor Software Corporation #*	1,077,440	16,200	Sigma-Aldrich Corporation	966,330
36,000	F5 Networks, Inc. #	654,120	15,700	Terra Industries, Inc. #*	557,821
23,352	FLIR Systems, Inc. #	702,662	5,600	Texas Industries, Inc. *	336,616
107,700	Informatica Corporation #	1,837,362		Total Materials	28,444,658

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (92.8%)	Value	Shares	Common Stock (92.8%)	Value
Telecommunications Services (1.1%)			65,700	El Paso Electric Company #*	$1,404,009
22,750	Iowa Telecommunications Services, Inc. *	403,358	35,000	Energen Corporation	2,180,500
29,400	NTELOS Holdings Corporation #	711,480	40,800	National Fuel Gas Company *	1,926,168
132,700	Premiere Global Services, Inc. #	1,902,918	29,800	Otter Tail Corporation *	1,054,622
66,900	Syniverse Holdings, Inc. #	1,114,554	13,500	Piedmont Natural Gas Company, Inc. *	354,510
	Total Telecommunications		89,600	UGI Corporation	2,232,832
	Services	4,132,310	70,100	Vectren Corporation *	1,880,783
				Total Utilities	13,568,156
Utilities (3.6%)
28,500	Alliant Energy Corporation ‡	997,785		Total Common Stock
38,500	California Water Service Group #*	1,468,775		(cost $336,616,105)	355,085,440
2,300	Chesapeake Utilities Corporation	68,172

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (22.1%)	Rate (+)	Date	Value
84,780,610	Thrivent Financial Securities Lending Trust	2.990%	N/A	$84,780,610
	Total Collateral Held for Securities Loaned
	(cost $84,780,610)			84,780,610

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (7.6%)	Rate(+)	Date	Value
$2,000,000	Federal National Mortgage Association ‡	3.475%	5/16/2008	$1,991,352
27,210,512	Thrivent Money Market Portfolio	3.110	N/A	27,210,512
	Total Short-Term Investments (at amortized cost)			29,201,864
	Total Investments (cost $450,598,579) 122.5%			$469,067,914
	Other Assets and Liabilities, Net (22.5%)			(86,255,554)
	Total Net Assets 100.0%			$382,812,360

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
Russell 2000 Index Mini-Futures	159	June 2008	$10,550,852	$10,971,000	$420,148
Total Futures					$420,148

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At March 31, 2008, $1,991,352 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $22,790,188 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

ETF — Exchange Traded Fund.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$29,630,864
Gross unrealized depreciation	(11,161,529)
Net unrealized appreciation (depreciation)	$18,469,335
Cost for federal income tax purposes	$450,598,579

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (97.4%)	Value	Shares	Common Stock (97.4%)	Value
Consumer Discretionary (12.5%)			9,300	Libbey, Inc. *	$156,612
8,400	4Kids Entertainment, Inc. #	$82,068	10,200	Lithia Motors, Inc. *	103,632
33,875	Aaron Rents, Inc.	729,668	47,300	Live Nation, Inc. #*	573,749
11,200	AH Belo Corporation	128,016	72,300	LKQ Corporation #*	1,624,581
17,900	Arbitron, Inc. *	772,564	7,800	M/I Homes, Inc. *	132,444
7,600	Arctic Cat, Inc.	55,404	12,000	Maidenform Brands, Inc. #*	195,240
11,600	Audiovox Corporation #	123,888	13,500	Marcus Corporation	259,200
7,500	Bassett Furniture Industries, Inc.	92,550	11,700	MarineMax, Inc. #*	145,782
13,900	Big 5 Sporting Goods Corporation	121,903	33,100	Men’s Wearhouse, Inc.	770,237
9,900	Blue Nile, Inc. #*	536,085	16,600	Meritage Homes Corporation #*	320,712
16,600	Bright Horizons Family Solutions, Inc. #	714,464	9,100	Midas, Inc. #	156,429
27,925	Brown Shoe Company, Inc.	420,830	19,000	Monaco Coach Corporation *	180,120
9,800	Buffalo Wild Wings, Inc. #*	240,100	9,000	Monarch Casino & Resort, Inc. #	159,390
18,600	Building Materials Holding Corporation *	81,468	12,300	Movado Group, Inc.	239,727
25,100	Cabella’s, Inc. #*	355,416	14,700	Multimedia Games, Inc. #*	78,498
18,500	California Pizza Kitchen, Inc. #*	242,535	3,000	National Presto Industries, Inc.	157,200
19,800	Cato Corporation	295,812	20,000	Nautilus, Inc. *	65,800
16,825	CEC Entertainment, Inc. #	485,906	14,100	O’Charley’s, Inc.	162,432
49,000	Champion Enterprises, Inc. #*	491,470	8,900	Oxford Industries, Inc. *	200,517
15,800	Charlotte Russe Holding, Inc. #	273,972	15,300	P.F. Chang’s China Bistro, Inc. #*	435,132
14,800	Children’s Place Retail Stores, Inc. #*	363,488	19,000	Panera Bread Company #*	795,910
22,425	Christopher & Banks Corporation *	224,026	13,200	Papa John’s International, Inc. #	319,572
34,600	CKE Restaurants, Inc. *	388,212	8,000	Peet’s Coffee & Tea, Inc. #	188,080
17,500	Coinstar, Inc. #	492,450	26,200	Pep Boys — Manny, Moe & Jack *	260,952
3,400	CPI Corporation	58,718	7,200	Perry Ellis International, Inc.	157,176
52,100	Crocs, Inc. #*	910,187	15,400	PetMed Express, Inc. #	170,786
8,200	Deckers Outdoor Corporation #	884,124	37,900	Pinnacle Entertainment, Inc. #*	485,120
28,500	Dress Barn, Inc. #*	368,790	21,200	Polaris Industries, Inc. *	869,412
11,600	Drew Industries, Inc. #	283,736	30,112	Pool Corporation *	568,816
18,450	Ethan Allen Interiors, Inc. *	524,534	5,400	Pre-Paid Legal Services, Inc. #	229,014
30,500	Finish Line, Inc.	145,180	78,900	Quiksilver, Inc. #*	774,009
40,600	Fleetwood Enterprises, Inc. #*	186,760	51,400	Radio One, Inc. #	78,128
29,137	Fossil, Inc. #	889,844	11,400	RC2 Corporation #	239,058
25,550	Fred’s, Inc. *	261,888	10,700	Red Robin Gourmet Burgers, Inc. #	401,999
14,400	Genesco, Inc. #*	332,784	10,600	Russ Berrie and Company, Inc. #	149,036
14,700	Group 1 Automotive, Inc. *	345,156	12,600	Ruth’s Chris Steak House, Inc. #*	87,066
18,100	Gymboree Corporation #	721,828	28,250	Select Comfort Corporation #*	101,700
13,900	Haverty Furniture Companies, Inc. *	147,896	22,325	Shuffle Master, Inc. #*	119,439
19,250	Hibbett Sports, Inc. #*	297,220	20,500	Skechers USA, Inc. #	414,305
27,575	Hot Topic, Inc. #	118,848	4,300	Skyline Corporation	119,626
36,200	Iconix Brand Group, Inc. *	628,070	18,700	Sonic Automotive, Inc.	384,285
9,500	IHOP Corporation *	455,050	38,552	Sonic Corporation #*	849,686
37,600	Jack in the Box, Inc. #	1,010,312	20,700	Spartan Motors, Inc.	175,122
18,100	JAKKS Pacific, Inc. #	499,017	26,100	Stage Stores, Inc.	422,820
15,730	Jo-Ann Stores, Inc. #	231,703	10,300	Stamps.com, Inc. #	105,678
11,475	Joseph A. Bank Clothiers, Inc. #*	235,238	7,600	Standard Motor Products, Inc.	46,512
17,000	K-Swiss, Inc. *	268,940	41,000	Standard Pacific Corporation *	199,260
7,900	Landry’s Restaurants, Inc. *	128,612	18,117	Steak n Shake Company #*	142,581
32,500	La-Z-Boy, Inc. *	271,050	16,400	Stein Mart, Inc. *	92,168

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (97.4%)	Value	Shares	Common Stock (97.4%)	Value
Consumer Discretionary — continued			Energy (9.2%)
13,200	Sturm, Ruger & Company, Inc. #	$108,768	17,400	Atwood Oceanics, Inc. #	$1,595,928
14,700	Superior Industries		14,300	Basic Energy Services, Inc. #	315,744
	International, Inc. *	305,025	15,100	Bristow Group, Inc. #*	810,417
34,100	Texas Roadhouse, Inc. #*	334,180	61,800	Cabot Oil & Gas Corporation ‡	3,141,912
20,600	Tractor Supply Company #	814,112	13,000	Carbo Ceramics, Inc. *	521,300
39,900	Triarc Companies, Inc.	275,709	17,200	Dril-Quip, Inc. #	799,284
19,100	Tuesday Morning Corporation #*	98,938	7,000	Gulf Island Fabrication, Inc.	201,040
15,600	Tween Brands, Inc. #	385,944	57,914	Helix Energy Solutions Group, Inc. #	1,824,291
9,100	UniFirst Corporation	337,519	14,600	Hornbeck Offshore Services, Inc. #*	666,782
9,300	Universal Electronic Inc.	225,153	52,300	Input/Output, Inc. #	721,740
13,300	Universal Technical Institute, Inc. #*	156,009	9,300	Lufkin Industries, Inc.	593,526
9,300	Volcom, Inc. #*	187,953	50,900	Massey Energy Company *	1,857,850
18,400	Winnebago Industries, Inc. *	310,960	16,800	Matrix Service Company	288,624
26,200	WMS Industries, Inc. #	942,414	11,800	NATO Group, Inc. #	551,650
31,800	Wolverine World Wide, Inc. *	922,518	34,800	Oceaneering International, Inc. #	2,192,400
27,000	Zale Corporation #*	533,520	16,800	Patriot Coal Corporation #	789,096
11,300	Zumiez, Inc. *	177,297	26,300	Penn Virginia Corporation *	1,159,567
	Total Consumer Discretionary	39,098,549	9,400	Petroleum Development Corporation #	651,138
			27,300	PetroQuest Energy, Inc.	473,382
Consumer Staples (3.5%)			31,400	Pioneer Drilling Company #	500,202
56,200	Alliance One International, Inc. #	339,448	14,350	SEACOR Holdings, Inc. #*	1,224,916
11,500	Andersons, Inc. *	513,015	39,800	St. Mary Land & Exploration Company	1,532,300
6,500	Boston Beer Company, Inc. #	309,010	17,800	Stone Energy Corporation #	931,118
32,100	Casey’s General Stores, Inc. ‡	725,460	10,000	Superior Well Services, Inc. #	218,700
45,500	Central Garden & Pet Company #	202,020	19,200	Swift Energy Company #	863,808
12,100	Chattem, Inc. #*	802,714	47,050	TETRA Technologies, Inc. #	745,272
49,425	Flowers Foods, Inc.	1,223,269	29,800	Unit Corporation #	1,688,170
14,600	Great Atlantic & Pacific Tea		19,500	W-H Energy Services, Inc. #*	1,342,575
	Company, Inc. #*	382,812	18,000	World Fuel Services Corporation	505,260
25,300	Hain Celestial Group, Inc. #	746,350		Total Energy	28,707,992
8,900	J & J Snack Foods Corporation	244,483
19,800	Lance, Inc.	388,080	Financials (16.8%)
20,000	Longs Drug Stores Corporation *	849,200	20,400	Acadia Realty Trust ‡	492,660
9,900	Mannatech, Inc. *	70,587	11,300	Anchor BanCorp Wisconsin, Inc. *	214,361
8,400	Nash Finch Company *	285,432	30,800	Bank Mutual Corporation	330,792
22,500	Performance Food Group Company #	735,300	26,300	BankAtlantic Bancorp, Inc.	102,833
16,400	Ralcorp Holdings, Inc. #	953,660	19,900	BankUnited Financial Corporation *	99,699
9,800	Sanderson Farms, Inc. *	372,498	41,400	BioMed Realty Trust, Inc.	989,046
13,800	Spartan Stores, Inc.	287,730	23,600	Boston Private Financial Holdings, Inc.	249,924
25,800	Spectrum Brands, Inc. #*	117,906	36,900	Brookline Bancorp, Inc.	423,612
19,800	TreeHouse Foods, Inc. #	452,628	17,800	Cascade Bancorp *	170,168
27,200	United Natural Foods, Inc. #*	508,912	18,400	Cash America International, Inc.	669,760
5,400	USANA Health Sciences, Inc. #*	118,962	18,200	Central Pacific Financial Corporation *	343,070
10,770	WD-40 Company	358,102	30,000	Colonial Properties Trust *	721,500
	Total Consumer Staples	10,987,578	11,400	Columbia Banking System, Inc.	255,132
			18,800	Community Bank System, Inc. *	461,728

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (97.4%)	Value	Shares	Common Stock (97.4%)	Value
Financials — continued			42,000	Old National Bancorp *	$756,000
20,200	Corus Bankshares, Inc. *	$196,546	27,900	optionsXpress Holdings, Inc. *	577,809
1	Deerfield Capital Corporation	1	9,700	Parkway Properties, Inc.	358,512
27,165	Delphi Financial Group, Inc. *	794,033	24,900	Pennsylvania Real Estate
59,900	DiamondRock Hospitality Company *	758,933		Investment Trust	607,311
15,875	Dime Community Bancshares	277,495	36,900	Philadelphia Consolidated Holding
12,265	Downey Financial Corporation *	225,431		Corporation #	1,188,180
39,900	East West Bancorp, Inc.	708,225	9,900	Piper Jaffray Companies #	336,204
15,100	EastGroup Properties, Inc.	701,546	9,500	Portfolio Recovery Associates, Inc. *	407,455
19,900	Entertainment Properties Trust *	981,667	13,700	Presidential Life Corporation	238,928
16,100	Essex Property Trust, Inc.	1,835,078	15,700	PrivateBancorp, Inc. *	494,079
42,100	Extra Space Storage, Inc. *	681,599	20,400	ProAssurance Corporation #	1,098,132
16,150	Financial Federal Corporation	352,232	24,400	Prosperity Bancshares, Inc.	699,304
47,900	First BanCorp *	486,664	20,064	Provident Bankshares Corporation *	215,487
17,200	First Cash Financial Services, Inc. #	177,676	9,700	PS Business Parks, Inc.	503,430
40,300	First Commonwealth Financial		17,000	Rewards Network, Inc. #	76,160
	Corporation *	467,077	11,500	RLI Corporation	570,055
19,400	First Financial Bancorp	260,930	1	Royal Bank of Canada	14
30,712	First Midwest Bancorp, Inc. *	852,872	10,300	Safety Insurance Group, Inc.	351,539
8,700	FirstFed Financial Corporation #*	236,205	5,000	SCPIE Holdings, Inc. #	137,750
23,300	Flagstar Bancorp, Inc. *	168,226	34,100	Selective Insurance Group, Inc.	814,308
22,500	Forestar Real Estate Group, Inc. #	560,475	60,000	Senior Housing Property Trust	1,422,000
16,100	Franklin Bank Corporation #*	48,783	18,800	Signature Bank #*	479,400
26,200	Frontier Financial Corporation *	463,216	46,000	South Financial Group, Inc. *	683,560
34,100	Glacier Bancorp, Inc. *	653,697	13,800	Sovran Self Storage, Inc. *	589,398
22,400	Guaranty Financial Group, Inc. #*	237,888	11,300	Sterling Bancorp	175,489
15,300	Hancock Holding Company *	642,906	46,400	Sterling Bancshares, Inc. *	461,216
24,400	Hanmi Financial Corporation	180,316	32,615	Sterling Financial Corporation	509,120
23,200	Hilb, Rogal and Hobbs Company	730,104	11,500	Stewart Information Services Corporation	321,885
20,700	Home Properties, Inc. *	993,393	54,300	Susquehanna Bancshares, Inc. *	1,106,091
12,665	Independent Bank Corporation *	131,463	14,126	SWS Group, Inc.	172,761
10,300	Infinity Property & Casualty		19,900	Tanger Factory Outlet Centers, Inc. *	765,553
	Corporation *	428,480	12,800	Tower Group, Inc.	322,176
37,100	Inland Real Estate Corporation *	564,291	18,200	Tradestation Group, Inc. #	155,064
27,600	Investment Technology Group, Inc. #	1,274,568	7,900	Triad Guaranty, Inc. #*	39,500
11,900	Irwin Financial Corporation	63,189	47,782	TrustCo Bank Corporation NY *	424,782
20,800	Kilroy Realty Corporation	1,021,488	66,100	UCBH Holdings, Inc. *	512,936
18,400	Kite Realty Group Trust	257,600	22,800	UMB Financial Corporation *	939,360
34,200	LaBranche & Company, Inc. #*	148,770	38,000	Umpqua Holdings Corporation *	589,380
9,700	LandAmerica Financial Group, Inc. *	382,859	24,400	United Bankshares, Inc. *	650,260
38,800	Lexington Corporate Properties Trust *	559,108	25,800	United Community Banks, Inc. *	438,084
12,900	LTC Properties, Inc.	331,659	13,800	United Fire & Casual Company	516,120
41,000	Medical Properties Trust, Inc. *	464,120	41,000	Whitney Holding Corporation ‡	1,016,390
16,400	Mid-America Apartment		11,200	Wilshire Bancorp, Inc.	85,568
	Communities, Inc. *	817,376	14,900	Wintrust Financial Corporation *	520,755
13,800	Nara Bancorp, Inc.	179,262	10,612	World Acceptance Corporation #*	337,992
50,200	National penn Bancshares, Inc. *	913,138	23,400	Zenith National Insurance Corporation	839,124
45,900	National Retail Properties, Inc.	1,012,095		Total Financials	52,713,986
8,500	Navigators Group, Inc. *	462,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (97.4%)	Value	Shares	Common Stock (97.4%)	Value
Health Care (11.9%)			25,300	Meridian Bioscience, Inc.	$845,779
13,700	Abaxis, Inc. #	$317,429	17,300	Merit Medical Systems, Inc. #	273,859
6,800	Air Methods Corporation	328,916	9,000	Molina Healthcare Inc. #*	219,780
35,900	Allscripts Healthcare Solutions, Inc. #*	370,488	15,600	Noven Pharmaceuticals, Inc. #	140,088
27,900	Alpharma, Inc. #*	731,259	20,700	Odyssey Healthcare, Inc. #	186,300
16,733	Amedisys, Inc. #	658,276	21,800	Omnicell, Inc. #	438,180
45,800	American Medical Systems		11,300	Osteotech, Inc. #	53,675
	Holdings, Inc. #*	649,902	25,800	Owens & Minor, Inc. *	1,014,972
33,800	AMERIGROUP Corporation #	923,754	11,600	Palomar Medical Technologies, Inc. #*	175,160
19,100	AMN Healthcare Services, Inc. #	294,522	35,500	PAREXEL International Corporation #	926,550
19,850	AmSurg Corporation #	470,048	30,600	Pediatrix Medical Group, Inc. #‡	2,062,440
8,400	Analogic Corporation	558,936	19,100	PharMerica Corporation #*	316,487
21,900	ArQule, Inc. #*	93,732	12,000	Pharmnet Development Group #	302,760
16,800	ArthroCare Corporation #*	560,280	26,700	Phase Forward, Inc. #	456,036
15,200	BioLase Technology, Inc. #*	46,968	11,100	Possis Medical, Inc. #	216,228
18,400	Cambrex Corporation	127,512	40,900	PSS World Medical, Inc. #*	681,394
27,600	Centene Corporation #	384,744	39,400	Regeneron Pharmaceuticals, Inc. #	756,086
15,200	Chemed Corporation	641,440	11,500	RehabCare Group, Inc. #	172,500
18,150	CONMED Corporation #	465,366	16,100	Res-Care, Inc.	276,115
28,400	Cooper Companies, Inc. *	977,812	30,000	Salix Pharmaceuticals, Ltd. *	188,400
20,200	Cross Country Healthcare, Inc. #	249,874	27,700	Savient Pharmaceuticals, Inc. #*	554,000
15,750	CryoLife, Inc. #*	148,050	22,900	Sciele Pharma, Inc. #*	446,550
35,500	Cubist Pharmaceuticals, Inc. *	653,910	28,300	Sunrise Senior Living, Inc. #*	630,524
14,300	Cyberonics, Inc. #*	207,350	9,800	SurModics, Inc. #*	410,424
8,300	Datascope Corporation	343,869	22,500	Symmetry Medical, Inc. #	373,500
11,800	Dionex Corporation #	908,482	21,100	Theragenics Corporation #	83,134
19,797	Enzo Biochem, Inc. #*	179,955	44,200	ViroPharma, Inc. #*	395,148
17,800	Gentiva Health Services, Inc. #	387,328	5,100	Vital Signs, Inc.	258,315
14,300	Greatbatch Technologies, Inc. #	263,263	20,300	West Pharmaceutical Services, Inc.	897,869
16,300	Haemonetics Corporation #	971,154		Total Health Care	37,311,177
23,500	HealthExtras, Inc. #	583,740
22,700	Healthways, Inc. #*	802,218	Industrials (16.9%)
41,000	Hillenbrand, Inc. #	905,690	13,700	A.O. Smith Corporation	450,319
13,900	HMS Holding Corporation	396,845	23,900	AAR Corporation #	651,753
7,800	ICU Medical, Inc. #*	224,406	27,900	ABM Industries, Inc.	626,076
38,500	IDEXX Laboratories, Inc. #	1,896,510	26,700	Acuity Brands, Inc. ‡	1,146,765
44,175	Immucor, Inc. #*	942,694	14,400	Administaff, Inc. ‡	339,984
11,700	Integra LifeSciences Holdings		16,700	Albany International Corporation	603,538
	Corporation #*	508,599	6,200	Angelica Corporation	111,228
20,300	Invacare Corporation *	452,284	18,500	Apogee Enterprises, Inc.	284,900
20,500	inVentiv Health, Inc. #*	590,605	22,850	Applied Industrial Technologies, Inc.	682,986
8,100	Kendle International, Inc. #*	363,852	8,000	Applied Signal Technology, Inc.	94,400
7,600	Kensey Nash Corporation #	220,020	15,900	Arkansas Best Corporation *	506,574
11,750	LCA-Vision, Inc. *	146,875	12,100	Astec Industries, Inc. #	468,996
9,200	LHC Group, Inc. #	154,560	29,000	Baldor Electric Company	812,000
19,400	LifeCell Corporation #*	815,382	28,700	Barnes Group, Inc. *	658,665
20,700	Martek Biosciences Corporation *	632,799	27,825	Belden, Inc. *	982,779
13,500	Matria Healthcare, Inc. #	301,050	16,700	Bowne & Company, Inc.	254,675
8,700	MedCath Corporation #*	158,340	34,300	Brady Corporation ‡	1,146,649
21,300	Mentor Corporation *	547,836	31,400	Briggs & Stratton Corporation *	562,060

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (97.4%)	Value	Shares	Common Stock (97.4%)	Value
Industrials — continued			8,000	Standard Register Company	$62,320
16,300	C&D Technologies, Inc. #*	$81,826	7,900	Standex International Corporation	176,486
5,700	Cascade Corporation	281,067	22,300	Teledyne Technologies, Inc. #	1,048,100
8,700	CDI Corporation	217,935	37,106	Tetra Tech, Inc. #	723,938
17,250	Ceradyne, Inc. #	551,310	23,600	Toro Company	976,804
32,400	CLARCOR, Inc.	1,151,820	13,700	Tredegar Corporation	249,477
7,100	Consolidated Graphics, Inc. #	397,955	10,500	Triumph Group, Inc. *	597,765
9,900	Cubic Corporation	281,457	27,700	TrueBlue, Inc. #	372,288
28,200	Curtiss-Wright Corporation	1,169,736	14,700	United Stationers, Inc. #*	701,190
41,200	EMCOR Group, Inc. #	915,052	11,900	Universal Forest Products, Inc.	383,180
13,600	EnPro Industries, Inc. #*	424,184	10,900	Valmont Industries, Inc.	958,001
18,500	Esterline Technologies Corporation #	931,845	13,000	Viad Corporation	468,130
18,300	Forward Air Corporation *	648,552	12,200	Vicor Corporation *	145,668
23,200	Frontier Airlines Holdings, Inc. #*	58,696	8,500	Volt Information Sciences, Inc. #	144,160
12,700	G & K Services, Inc.	452,247	19,400	Wabash National Corporation	174,406
33,500	Gardner Denver, Inc. #	1,242,850	42,500	Waste Connections, Inc. #	1,306,450
35,800	GenCorp, Inc. #*	368,382	15,650	Watsco, Inc.	648,223
19,000	Gibraltar Industries, Inc.	222,870	26,700	Watson Wyatt Worldwide, Inc.	1,515,225
16,730	Griffon Corporation #	143,878	18,800	Watts Water Technologies, Inc. *	526,964
27,125	Healthcare Services Group, Inc. *	559,860	37,400	Woodward Governor Company	999,328
35,948	Heartland Express, Inc. *	512,618		Total Industrials	52,993,916
10,900	Heidrick & Struggles International, Inc.	354,577
23,800	Hub Group, Inc. #	782,782	Information Technology (17.8%)
17,400	Insituform Technologies, Inc. #*	240,642	16,800	Actel Corporation #	257,208
35,300	Interface, Inc.	495,965	76,500	Adaptec, Inc. #	224,910
15,900	Kaman Corporation	449,811	22,600	Advanced Energy Industries, Inc. #	299,676
17,600	Kaydon Corporation *	772,816	14,400	Agilysys, Inc. *	167,040
33,900	Kirby Corporation #	1,932,300	19,000	Anixter International, Inc. #*	1,216,760
36,550	Knight Transportation, Inc. *	601,613	10,100	Ansoft Corporation	308,252
33,200	Landstar System, Inc.	1,731,712	49,500	ANSYS, Inc. #‡	1,708,740
2,700	Lawson Products, Inc.	74,385	85,523	Arris Group, Inc. #*	497,745
38,236	Lennox International, Inc.	1,375,349	21,000	ATMI, Inc. #	584,430
7,450	Lindsay Manufacturing Company *	763,402	20,313	Avid Technology, Inc. #*	494,418
10,500	Lydall, Inc. #	120,225	64,600	Axcelis Technologies, Inc. #	361,760
19,300	MagneTek, Inc. #	66,392	8,300	Bankrate, Inc. #*	414,087
17,000	Mesa Air Group, Inc. #	39,950	7,600	Bel Fuse, Inc.	211,736
21,800	Mobile Mini, Inc. #	414,200	43,650	Benchmark Electronics, Inc. #*	783,518
26,850	Moog, Inc. #	1,133,338	11,200	Black Box Corporation	345,520
23,500	Mueller Industries, Inc. *	677,975	28,400	Blackbaud, Inc.	689,552
12,500	NCI Building Systems, Inc. #*	302,500	24,100	Blue Coat Systems, Inc. #*	531,164
17,850	Old Dominion Freight Line, Inc. #	568,166	32,500	Brightpoint, Inc. #	271,700
22,500	On Assignment, Inc. #	142,875	41,407	Brooks Automation, Inc. #	402,476
36,900	Orbital Sciences Corporation	889,290	15,000	Cabot Microelectronics Corporation #*	482,250
19,900	Regal-Beloit Corporation	728,937	19,000	CACI International, Inc. #	865,450
21,800	Robbins & Myers, Inc.	711,770	16,900	Captaris, Inc. #	74,698
11,000	School Specialty, Inc. #*	346,940	5,800	Catapult Communications Corporation #	29,870
51,600	Shaw Group, Inc. #*	2,432,422	25,200	Checkpoint Systems, Inc. #	676,620
23,600	Simpson Manufacturing Company, Inc. *	641,448	33,900	CIBER, Inc. #*	166,110
38,300	SkyWest, Inc.	808,896	27,400	Cognex Corporation	598,142
35,400	Spherion Corporation #	216,648	14,600	Cohu, Inc.	237,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (97.4%)	Value	Shares	Common Stock (97.4%)	Value
Information Technology — continued			22,800	Newport Corporation *	$254,676
15,300	Comtech Telecommunications		20,700	Novatel Wireless, Inc. #*	200,376
	Corporation #	$596,700	12,950	Park Electrochemical Corporation	334,758
27,800	Concur Technologies, Inc. #*	863,190	13,900	PC TEL, Inc. #	94,520
21,400	CTS Corporation	228,980	20,100	Perficient, Inc. #*	159,594
43,525	CyberSource Corporation #*	635,900	16,600	Pericom Semiconductor Corporation #	243,688
19,100	Cymer, Inc. #	497,364	17,400	Phoenix Technologies, Ltd. #	272,484
21,300	Daktronics, Inc. *	381,483	11,300	Photon Dynamics, Inc. #	119,780
18,800	DealerTrack Holdings, Inc. #	380,136	26,500	Photronics, Inc. #	253,075
16,300	Digi International, Inc. #	188,102	11,300	Planar Systems, Inc. #	45,313
20,350	Diodes, Inc. #*	446,886	29,300	Plexus Corporation #	821,865
16,500	Ditech Networks, Inc. #*	48,510	26,700	Progress Software Corporation #	798,864
20,600	DSP Group, Inc. #	262,444	11,100	Quality Systems, Inc. *	331,557
17,700	Electro Scientific Industries, Inc. #	291,696	17,100	Radiant Systems, Inc. #	238,887
36,900	Epicor Software Corporation #	413,280	14,200	RadiSys Corporation #	143,278
19,700	EPIQ Systems, Inc. #	305,744	11,400	Rogers Corporation #	380,874
29,500	Exar Corporation #‡	242,785	19,300	Rudolph Technologies, Inc. #	188,561
26,750	FactSet Research Systems, Inc. *	1,441,022	16,400	ScanSource, Inc. #	593,516
10,500	Faro Technologies, Inc. #	327,390	36,300	Secure Computing Corporation #	234,135
23,000	FEI Company #	502,090	8,300	SI International, Inc. #	159,277
86,800	FLIR Systems, Inc. #	2,611,812	102,500	Skyworks Solutions, Inc. #	746,200
15,000	Gerber Scientific, Inc. #	133,350	19,100	Smith Micro Software, Inc. #*	116,892
14,800	Gevity HR, Inc.	128,168	16,700	Sonic Solutions, Inc. #*	161,155
59,000	Harmonic, Inc. #	448,400	11,200	SPSS, Inc. #	434,336
16,700	Hutchinson Technology, Inc. #*	265,697	14,800	Standard Microsystems Corporation #	431,864
55,600	Informatica Corporation #	948,536	7,200	StarTek, Inc. #	66,312
21,700	InfoSpace, Inc. *	251,069	13,300	Stratasys, Inc. #*	236,740
30,775	Insight Enterprises, Inc. #	538,562	8,200	Supertex, Inc. #*	167,362
13,600	Intevac, Inc. #	176,120	20,700	Sykes Enterprises, Inc. #	364,113
19,300	Itron, Inc. #*	1,741,439	29,150	Symmetricom, Inc. #	101,734
30,700	J2 Global Communication, Inc. #	685,224	15,200	Synaptics, Inc. #*	362,976
16,800	JDA Software Group, Inc. #	306,600	10,700	Synnex Corporation #	227,054
8,800	Keithley Instruments, Inc.	85,360	48,550	Take-Two Interactive Software, Inc. #*	1,238,996
17,500	Knot, Inc. #*	205,625	25,800	Technitrol, Inc.	596,754
43,000	Kopin Corporation #	114,380	42,037	THQ, Inc. #*	916,407
33,800	Kulicke and Soffa Industries, Inc. #*	161,564	8,400	Tollgrade Communications, Inc. #	44,016
14,400	Littelfuse, Inc. #	503,568	76,600	Trimble Navigation, Ltd. #	2,189,994
11,800	LoJack Corporation #	149,152	26,900	TTM Technologies, Inc. #	304,508
15,500	Manhattan Associates, Inc. #	355,415	21,700	Tyler Technologies, Inc.	303,366
12,400	ManTech International Corporation #	562,464	14,800	Ultratech, Inc. #	142,228
11,700	MAXIMUS, Inc.	429,507	42,900	United Online, Inc. *	453,024
14,500	Mercury Computer Systems, Inc. #	81,490	47,975	Varian Semiconductor Equipment
24,100	Methode Electronics, Inc.	281,729		Associates, Inc. #	1,350,496
32,700	Micrel, Inc.	303,129	20,200	Veeco Instruments, Inc. #*	335,926
51,800	MICROS Systems, Inc. #	1,743,588	16,800	ViaSat, Inc. #	364,896
49,400	Microsemi Corporation #	1,126,320	28,700	Websense, Inc. #	538,125
28,900	MKS Instruments, Inc. #	618,460	24,800	Wright Express Corporation #	762,104
11,200	MTS Systems Corporation	361,312	18,600	X-Rite, Inc. #	111,042
22,300	NETGEAR, Inc. #	444,885		Total Information Technology	55,776,952
18,500	Network Equipment Technologies, Inc. #*	121,545

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (97.4%)	Value	Shares	Common Stock (97.4%)	Value
Materials (4.0%)			Telecommunications Services (0.3%)
17,700	A. Schulman, Inc.	$363,381	72,100	FairPoint Communications, Inc.	$649,621
10,400	A.M. Castle & Company	280,800	28,600	General Communication, Inc. #	175,604
14,000	AMCOL International Corporation *	437,220		Total Telecommunications
15,800	Arch Chemicals, Inc.	588,708		Services	825,225
12,800	Brush Engineered Materials, Inc. #	328,576
24,800	Buckeye Technologies, Inc. #	276,768	Utilities (4.5%)
18,400	Century Aluminum Company #	1,218,816	16,433	ALLETE, Inc.	634,642
12,700	Chesapeake Corporation *	61,087	10,950	American States Water Company *	394,200
6,700	Deltic Timber Corporation	373,190	56,900	Atmos Energy Corporation	1,450,950
21,800	Georgia Gulf Corporation *	151,074	33,600	Avista Corporation	657,216
36,300	H.B. Fuller Company	740,883	6,500	Central Vermont Public Service
26,500	Headwaters, Inc. #*	349,535		Corporation	155,350
7,900	Material Sciences Corporation #	61,304	8,600	CH Energy Group, Inc. *	334,540
17,863	Myers Industries, Inc.	234,541	38,100	Cleco Corporation *	845,058
9,500	Neenah Paper, Inc.	244,910	28,600	El Paso Electric Company #*	611,182
8,600	NewMarket Corporation	648,870	13,800	Laclede Group, Inc.	491,694
19,000	OM Group, Inc. #	1,036,260	26,550	New Jersey Resources Corporation	824,378
27,000	OMNOVA Solutions, Inc. #	107,730	16,800	Northwest Natural Gas Company *	729,792
7,100	Penford Corporation	154,283	46,500	Piedmont Natural Gas Company, Inc. *	1,221,090
58,900	PolyOne Corporation #	375,193	18,800	South Jersey Industries, Inc.	660,068
6,500	Quaker Chemical Corporation	203,385	78,232	Southern Union Company	1,820,459
23,575	Quanex Corporation	1,219,770	27,300	Southwest Gas Corporation	763,308
21,200	Rock-Tenn Company	635,364	67,600	UGI Corporation	1,684,592
14,600	RTI International Metals, Inc. #	660,066	15,966	UIL Holdings Corporation *	481,056
9,800	Schweitzer-Mauduit International, Inc.	226,772	22,400	UniSource Energy Corporation	498,624
17,200	Texas Industries, Inc. *	1,033,892		Total Utilities	14,258,199
26,300	Tronox, Inc.	102,570
31,800	Wausau-Mosinee Paper Corporation	262,668		Total Common Stock
13,550	Zep, Inc.	219,781		(cost $245,161,961)	305,270,971
	Total Materials	12,597,397

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (32.6%)	Rate (+)	Date	Value
102,169,253	Thrivent Financial Securities Lending Trust	2.990%	N/A	$102,169,253
	Total Collateral Held for Securities Loaned
	(cost $102,169,253)			102,169,253

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (0.3%)	Rate (+)	Date	Value
$850,000	Federal National Mortgage Association ‡	3.855%	5/16/2008	$845,929
5,582	Thrivent Money Market Portfolio	3.110	N/A	5,582
	Total Short-Term Investments (at amortized cost)			851,511
	Total Investments (cost $348,182,725) 130.3%			$408,291,735
	Other Assets and Liabilities, Net (30.3%)			(95,003,402)
	Total Net Assets 100.0%			$313,288,333

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
Russell 2000 Index Futures	26	June 2008	$9,044,005	$8,970,000	($74,005)
Total Futures					($74,005)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At March 31, 2008, $845,929 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $11,947,133 of investments were earmarked as collateral to cover open financial futures contracts.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$103,857,658
Gross unrealized depreciation	(43,748,648)
Net unrealized appreciation (depreciation)	$60,109,010
Cost for federal income tax purposes	$348,182,725

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Mid Cap Growth Portfolio II
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (97.4%)	Value	Shares	Common Stock (97.4%)	Value
Consumer Discretionary (15.6%)			10,800	Petrohawk Energy Corporation #	$217,836
3,600	Abercrombie & Fitch Company	$263,304	7,900	Southwestern Energy Company #	266,151
1,700	Apollo Group, Inc. #	73,440	1,400	Sunoco, Inc.	73,458
10,700	Burger King Holdings, Inc.	295,962	631	Transocean, Inc. #	85,311
1,400	Central European Media Enterprises, Ltd.	119,322	3,200	Ultra Petroleum Corporation #	248,000
500	Chipotle Mexican Grill, Inc. #	56,715	4,000	Willbros Group, Inc. *	122,400
22,300	Coldwater Creek, Inc. #*	112,615	2,416	XTO Energy, Inc.	149,454
18,800	Corinthian Colleges, Inc. #	135,924		Total Energy	2,296,525
3,600	Crocs, Inc. #*	62,892
1,200	Deckers Outdoor Corporation #	129,384	Financials (6.3%)
5,100	DeVry, Inc.	213,384	150	CME Group, Inc.	70,365
7,400	Discovery Holding Company #	157,028	11,700	Hudson City Bancorp, Inc.	206,856
1,100	Focus Media Holding, Ltd. ADR #*	38,665	900	IntercontinentalExchange, Inc. #	117,450
3,300	Fossil, Inc. #	100,782	3,200	Lazard, Ltd.	122,240
1,600	GameStop Corporation	82,736	10,700	New York Community Bancorp, Inc. *	194,954
5,300	Gentex Corporation	90,895	4,400	Northern Trust Corporation	292,468
2,200	Harley-Davidson, Inc. *	82,500	1,300	Nymex Holdings, Inc. *	117,819
5,800	Hasbro, Inc.	161,820	1,500	Principal Financial Group, Inc.	83,580
5,890	International Game Technology	236,837	8,400	T. Rowe Price Group, Inc. *	420,000
1,500	ITT Educational Services, Inc. #	68,895		Total Financials	1,625,732
9,100	Leapfrog Enterprises, Inc. #*	64,155
16,000	Quiksilver, Inc. #*	156,960	Health Care (17.8%)
5,200	Scientific Games Corporation #*	109,772	7,400	Advanced Medical Optics, Inc. #*	150,220
5,400	Shuffle Master, Inc. #*	28,890	7,800	Affymetrix, Inc. #*	135,798
3,900	Starwood Hotels & Resorts		6,000	Alkermes, Inc.	71,280
	Worldwide, Inc.	201,825	5,400	Amylin Pharmaceuticals, Inc. #*	157,734
9,500	Texas Roadhouse, Inc. #	93,100	4,300	BioMarin Pharmaceutical, Inc. #	152,091
7,100	TJX Companies, Inc.	234,797	3,900	C.R. Bard, Inc.	375,960
4,100	Volcom, Inc. #*	82,861	3,400	Cephalon, Inc. #	218,960
9,100	WMS Industries, Inc. #	327,327	3,850	Coventry Health Care, Inc. #	155,348
2,300	Yum! Brands, Inc.	85,583	5,300	Elan Corporation plc ADR	110,558
8,300	Zumiez, Inc. *	130,227	4,300	Gen-Probe, Inc. #	207,260
	Total Consumer Discretionary	3,998,597	3,040	Genzyme Corporation #	226,602
			7,100	Gilead Sciences, Inc. #	365,863
Consumer Staples (3.7%)			3,800	Hologic, Inc. #	211,280
3,700	Coca-Cola Enterprises, Inc.	89,540	3,200	Illumina, Inc. #*	242,880
7,800	H.J. Heinz Company	366,366	500	Intuitive Surgical, Inc. #	162,175
3,700	Longs Drug Stores Corporation	157,102	2,900	Millipore Corporation #	195,489
3,300	Pepsi Bottling Group, Inc.	111,903	10,000	Mylan Laboratories, Inc. *	116,000
2,900	UST, Inc.	158,108	6,300	NuVasive, Inc. #*	217,413
2,100	Whole Foods Market, Inc. *	69,237	2,800	Pharmaceutical Product Development, Inc.	117,320
	Total Consumer Staples	952,256	3,400	Sepracor, Inc. #	66,368
			3,600	Shire Pharmaceuticals Group plc ADR *	208,656
Energy (8.9%)			8,200	St. Jude Medical, Inc. #	354,158
4,300	BJ Services Company	122,593	2,360	Thermo Electron Corporation #	134,142
3,400	Cameron International Corporation #	141,576	4,600	Thoratec Corporation *	65,734
2,300	Devon Energy Corporation	239,959	600	United Therapeutics Corporation #	52,020
2,700	Diamond Offshore Drilling, Inc.	314,280	3,600	VCA Antech, Inc. #	98,460
3,900	Dril-Quip, Inc. #	181,233		Total Health Care	4,569,769
2,300	National Oilwell Varco, Inc. #	134,274

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Mid Cap Growth Portfolio II
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (97.4%)	Value	Shares	Common Stock (97.4%)	Value
Industrials (13.3%)			21,640	Marvell Technology Group, Ltd. #	$235,443
1,200	AGCO Corporation #	$71,856	4,400	Maxim Integrated Products, Inc.	89,716
18,300	AMR Corporation	165,066	3,900	NAVTEQ Corporation #	265,200
6,300	BE Aerospace, Inc. #	220,185	10,900	NETAPP, Inc. #	218,545
2,200	Burlington Northern Santa		8,600	Nuance Communications, Inc. #*	149,726
	Fe Corporation	202,884	9,400	NVIDIA Corporation #	186,026
2,800	C.H. Robinson Worldwide, Inc.	152,320	3,900	Omniture, Inc. #*	90,519
2,400	Expeditors International of		16,800	ON Semiconductor Corporation #*	95,424
	Washington, Inc.	108,432	42,000	RF Micro Devices, Inc. #	111,720
3,000	Flowserve Corporation	313,140	6,000	SanDisk Corporation #	135,420
5,300	Foster Wheeler, Ltd. #	300,086	13,000	Seagate Technology	272,220
2,100	FTI Consulting, Inc. #*	149,184	5,900	Synaptics, Inc. #*	140,892
1,400	Huron Consulting Group, Inc. #	58,170	8,100	Synopsys, Inc. #	183,951
3,800	ITT Corporation *	196,878	14,300	Tellabs, Inc. #	77,935
1,100	Jacobs Engineering Group, Inc. #	80,949	2,600	Tyco Electronics, Ltd.	89,232
3,350	Joy Global, Inc.	218,286	13,100	Western Union Company	278,637
6,260	Monster Worldwide, Inc. #	151,555	9,300	Xilinx, Inc.	220,875
2,700	Precision Castparts Corporation	275,616		Total Information Technology	5,849,576
2,700	Rockwell Collins, Inc.	154,305
2,500	Roper Industries, Inc. *	148,600	Materials (5.6%)
4,500	Stericycle, Inc. #	231,750	3,200	Air Products and Chemicals, Inc.	294,400
2,800	Textron, Inc.	155,176	900	Allegheny Technologies, Inc.	64,224
8,400	US Airways Group, Inc. #	74,844	7,000	Bemis Company, Inc.	178,010
	Total Industrials	3,429,282	3,200	Celanese Corporation	124,960
			1,700	Newmont Mining Corporation	77,010
Information Technology (22.7%)			6,700	Pactiv Corporation #	175,607
17,466	Activision, Inc. #	476,996	5,500	Praxair, Inc.	463,265
10,746	Adobe Systems, Inc. #	382,450	3,200	Titanium Metals Corporation *	48,160
4,400	Akamai Technologies, Inc. #*	123,904		Total Materials	1,425,636
14,700	Broadcom Corporation #	283,269
14,700	CNET Networks, Inc. #*	104,370	Telecommunications Services (3.5%)
8,000	Corning, Inc.	192,320	5,980	American Tower Corporation #	234,476
2,900	Dolby Laboratories, Inc. #	105,154	7,400	Clearwire Corporation #*	109,594
5,300	Electronic Arts, Inc. #	264,576	6,100	NII Holdings, Inc. #	193,858
6,400	Emulex Corporation #	103,936	7,500	SBA Communications Corporation #	223,725
12,700	F5 Networks, Inc. #	230,759	9,500	Time Warner Telecom, Inc. #*	147,155
3,900	FormFactor, Inc. #	74,490		Total Telecommunications
2,900	Hittite Microwave Corporation #	108,518		Services	908,808
15,900	Integrated Device Technology, Inc. #	141,987
7,700	Intersil Corporation	197,659		Total Common Stock
17,500	Lawson Software, Inc. #	131,775		(cost $24,382,129)	25,056,181
2,800	Linear Technology Corporation *	85,932

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Mid Cap Growth Portfolio II
Schedule of Investments as of March 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (13.0%)	Rate (+)	Date	Value
3,345,318	Thrivent Financial Securities Lending Trust	2.990%	N/A	$3,345,318
	Total Collateral Held for Securities Loaned
	(cost $3,345,318)			3,345,318

		Interest	Maturity
Shares	Short-Term Investments (2.0%)	Rate (+)	Date	Value
517,334	Thrivent Money Market Portfolio	3.110%	N/A	$517,334
	Total Short-Term Investments (at amortized cost)			517,334
	Total Investments (cost $28,244,781) 112.4%			$28,918,833
	Other Assets and Liabilities, Net (12.4%)			(3,184,120)
	Total Net Assets 100.0%			$25,734,713

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,022,021
Gross unrealized depreciation	(3,347,969)
Net unrealized appreciation (depreciation)	$674,052
Cost for federal income tax purposes	$28,244,781

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (95.0%)	Value	Shares	Common Stock (95.0%)	Value
Consumer Discretionary (15.1%)			84,400	Dril-Quip, Inc. #	$3,922,068
77,500	Abercrombie & Fitch Company	$5,668,350	49,100	National Oilwell Varco, Inc. #	2,866,458
37,800	Apollo Group, Inc. #	1,632,960	236,300	Petrohawk Energy Corporation #	4,766,171
232,900	Burger King Holdings, Inc.	6,442,014	172,600	Southwestern Energy Company #	5,814,894
28,000	Central European Media Enterprises,		29,400	Sunoco, Inc.	1,542,618
	Ltd. #*	2,386,440	13,686	Transocean, Inc. #*	1,850,347
9,700	Chipotle Mexican Grill, Inc. #*	1,100,271	70,600	Ultra Petroleum Corporation #	5,471,500
472,800	Coldwater Creek, Inc. #*	2,387,640	86,500	Willbros Group, Inc. #*	2,646,900
409,200	Corinthian Colleges, Inc. #	2,958,516	49,985	XTO Energy, Inc.	3,092,072
76,100	Crocs, Inc. #*	1,329,467		Total Energy	49,687,891
24,800	Deckers Outdoor Corporation #	2,673,936
110,100	DeVry, Inc.	4,606,584	Financials (6.2%)
159,200	Discovery Holding Company #	3,378,224	3,800	CME Group, Inc. *	1,782,580
22,700	Focus Media Holding, Ltd. ADR #*	797,905	252,500	Hudson City Bancorp, Inc.	4,464,200
70,700	Fossil, Inc. #	2,159,178	18,500	IntercontinentalExchange, Inc. #	2,414,250
33,700	GameStop Corporation #	1,742,627	68,700	Lazard, Ltd. *	2,624,340
112,200	Gentex Corporation	1,924,230	232,300	New York Community Bancorp, Inc. *	4,232,506
45,800	Harley-Davidson, Inc. *	1,717,500	92,600	Northern Trust Corporation	6,155,122
124,100	Hasbro, Inc. *	3,462,390	26,800	Nymex Holdings, Inc. *	2,428,884
126,200	International Game Technology *	5,074,502	32,300	Principal Financial Group, Inc.	1,799,756
31,800	ITT Educational Services, Inc. #*	1,460,574	183,100	T. Rowe Price Group, Inc. *	9,155,000
189,300	Leapfrog Enterprises, Inc. #*	1,334,565		Total Financials	35,056,638
335,600	Quiksilver, Inc. #*	3,292,236
110,800	Scientific Games Corporation #*	2,338,988	Health Care (17.2%)
110,500	Shuffle Master, Inc. #*	591,175	156,000	Advanced Medical Optics, Inc. #*	3,166,800
82,600	Starwood Hotels & Resorts		169,900	Affymetrix, Inc. #*	2,957,959
	Worldwide, Inc.	4,274,550	121,200	Alkermes, Inc. #	1,439,856
203,100	Texas Roadhouse, Inc. #*	1,990,380	114,300	Amylin Pharmaceuticals, Inc. #*	3,338,703
151,800	TJX Companies, Inc.	5,020,026	90,600	BioMarin Pharmaceutical, Inc. #*	3,204,522
87,900	Volcom, Inc. #*	1,776,459	85,900	C.R. Bard, Inc.	8,280,760
198,200	WMS Industries, Inc. #*	7,129,254	70,800	Cephalon, Inc. #*	4,559,520
50,000	Yum! Brands, Inc.	1,860,500	78,750	Coventry Health Care, Inc. #	3,177,562
174,800	Zumiez, Inc. #*	2,742,612	106,800	Elan Corporation plc ADR #	2,227,848
	Total Consumer Discretionary	85,254,053	91,800	Gen-Probe, Inc. #	4,424,760
			63,300	Genzyme Corporation #	4,718,382
Consumer Staples (3.6%)			153,600	Gilead Sciences, Inc. #	7,915,008
79,200	Coca-Cola Enterprises, Inc.	1,916,640	81,100	Hologic, Inc. #*	4,509,160
169,900	H.J. Heinz Company	7,980,203	66,900	Illumina, Inc. #*	5,077,710
76,549	Longs Drug Stores Corporation *	3,250,271	10,100	Intuitive Surgical, Inc. #	3,275,935
70,800	Pepsi Bottling Group, Inc.	2,400,828	64,000	Millipore Corporation #*	4,314,240
61,600	UST, Inc. *	3,358,432	211,800	Mylan Laboratories, Inc. *	2,456,880
44,500	Whole Foods Market, Inc. *	1,467,165	130,800	NuVasive, Inc. #*	4,513,908
	Total Consumer Staples	20,373,539	59,800	Pharmaceutical Product
				Development, Inc. *	2,505,620
Energy (8.8%)			73,600	Sepracor, Inc. #	1,436,672
92,900	BJ Services Company	2,648,579	76,000	Shire Pharmaceuticals Group plc ADR *	4,404,960
72,900	Cameron International Corporation #	3,035,556	178,100	St. Jude Medical, Inc. #	7,692,139
49,600	Devon Energy Corporation	5,174,768	50,100	Thermo Electron Corporation #	2,847,684
58,900	Diamond Offshore Drilling, Inc. *	6,855,960	93,000	Thoratec Corporation #*	1,328,970

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (95.0%)	Value	Shares	Common Stock (95.0%)	Value
Health Care — continued			168,200	Intersil Corporation	$4,317,694
12,300	United Therapeutics Corporation #	$1,066,410	353,600	Lawson Software, Inc. #	2,662,608
76,000	VCA Antech, Inc. #*	2,078,600	61,600	Linear Technology Corporation *	1,890,504
	Total Health Care	96,920,568	472,500	Marvell Technology Group, Ltd. #	5,140,800
			91,000	Maxim Integrated Products, Inc.	1,855,490
Industrials (13.1%)			82,900	NAVTEQ Corporation #	5,637,200
24,300	AGCO Corporation #*	1,455,084	238,300	NETAPP, Inc. #	4,777,915
399,600	AMR Corporation #	3,604,392	187,000	Nuance Communications, Inc. #*	3,255,670
135,500	BE Aerospace, Inc. #	4,735,725	203,850	NVIDIA Corporation #	4,034,192
48,000	Burlington Northern Santa Fe		84,500	Omniture, Inc. #*	1,961,245
	Corporation	4,426,560	340,500	ON Semiconductor Corporation #*	1,934,040
60,000	C.H. Robinson Worldwide, Inc.	3,264,000	855,600	RF Micro Devices, Inc. #*	2,275,896
47,620	Expeditors International of		127,600	SanDisk Corporation #	2,879,932
	Washington, Inc. *	2,151,472	284,100	Seagate Technology *	5,949,054
64,400	Flowserve Corporation	6,722,072	125,900	Synaptics, Inc. #*	3,006,492
115,700	Foster Wheeler, Ltd. #	6,550,934	175,600	Synopsys, Inc. #	3,987,876
45,700	FTI Consulting, Inc. #*	3,246,528	289,100	Tellabs, Inc. #	1,575,595
29,200	Huron Consulting Group, Inc. #*	1,213,260	53,900	Tyco Electronics, Ltd.	1,849,848
83,300	ITT Corporation *	4,315,773	277,200	Western Union Company	5,896,044
23,700	Jacobs Engineering Group, Inc. #	1,744,083	196,600	Xilinx, Inc. *	4,669,250
71,150	Joy Global, Inc.	4,636,134		Total Information Technology	124,687,426
131,500	Monster Worldwide, Inc. #*	3,183,615
58,100	Precision Castparts Corporation	5,930,848	Materials (5.4%)
59,900	Rockwell Collins, Inc.	3,423,285	67,400	Air Products and Chemicals, Inc.	6,200,800
54,200	Roper Industries, Inc. *	3,221,648	18,300	Allegheny Technologies, Inc.	1,305,888
98,900	Stericycle, Inc. #	5,093,350	148,100	Bemis Company, Inc. *	3,766,183
59,400	Textron, Inc.	3,291,948	67,400	Celanese Corporation	2,631,970
177,600	US Airways Group, Inc. #	1,582,416	35,400	Newmont Mining Corporation	1,603,620
	Total Industrials	73,793,127	145,000	Pactiv Corporation #	3,800,450
			119,900	Praxair, Inc.	10,099,177
Information Technology (22.1%)			63,800	Titanium Metals Corporation *	960,190
371,566	Activision, Inc. #*	10,147,466		Total Materials	30,368,278
229,364	Adobe Systems, Inc. #	8,163,065
89,800	Akamai Technologies, Inc. #*	2,528,768	Telecommunications Services (3.5%)
315,500	Broadcom Corporation #	6,079,685	130,842	American Tower Corporation #	5,130,315
307,100	CNET Networks, Inc. #*	2,180,410	148,800	Clearwire Corporation #*	2,203,728
174,800	Corning, Inc.	4,202,192	132,200	NII Holdings, Inc. #*	4,201,316
59,000	Dolby Laboratories, Inc. #	2,139,340	157,800	SBA Communications Corporation #	4,707,174
114,400	Electronic Arts, Inc. #	5,710,848	207,500	Time Warner Telecom, Inc. #*	3,214,175
137,400	Emulex Corporation #	2,231,376		Total Telecommunications
275,100	F5 Networks, Inc. #	4,998,567		Services	19,456,708
79,200	FormFactor, Inc. #	1,512,720
60,400	Hittite Microwave Corporation #	2,260,168		Total Common Stock
333,200	Integrated Device Technology, Inc. #	2,975,476		(cost $551,102,664)	535,598,228

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (26.5%)	Rate (+)	Date	Value
149,436,211	Thrivent Financial Securities Lending Trust	2.990%	N/A	$149,436,211
	Total Collateral Held for Securities Loaned
	(cost $149,436,211)			149,436,211

		Interest	Maturity
Shares	Short-Term Investments (4.3%)	Rate (+)	Date	Value
24,300,942	Thrivent Money Market Portfolio	3.110%	N/A	$24,300,942
	Total Short-Term Investments (at amortized cost)			24,300,942
	Total Investments (cost $724,839,817) 125.8%			$709,335,381
	Other Assets and Liabilities, Net (25.8%)			(145,354,483)
	Total Net Assets 100.0%			$563,980,898

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$68,740,686
Gross unrealized depreciation	(84,245,122)
Net unrealized appreciation (depreciation)	($15,504,436)
Cost for federal income tax purposes	$724,839,817

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Partner Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value
Consumer Discretionary (9.8%)			16,770	Commerce Bancshares, Inc.	$704,843
11,870	BorgWarner, Inc.	$510,766	51,916	DCT Industrial Trust, Inc. *	517,083
33,730	Cablevision Systems New York Group	722,834	11,994	Everest Re Group, Ltd.	1,073,823
182,598	Charter Communications, Inc. #*	155,573	30,206	Genworth Financial, Inc.	683,864
15,440	DISH Network Corporation #	443,591	22,194	Highwoods Properties, Inc.	689,568
13,954	Fortune Brands, Inc.	969,803	31,692	Hudson City Bancorp, Inc.	560,315
51,901	H&R Block, Inc.	1,077,465	34,162	KeyCorp	749,856
19,083	J.C. Penney Company, Inc.		7,096	Lazard, Ltd. *	271,067
	(Holding Company)	719,620	9,576	Legg Mason, Inc.	536,064
34,813	Johnson Controls, Inc.	1,176,679	1,314	Liberty Property Trust	40,879
4,680	M.D.C. Holdings, Inc.	204,937	11,480	Lincoln National Corporation	596,960
28,174	Mattel, Inc.	560,663	7,961	M&T Bank Corporation *	640,701
54,824	Newell Rubbermaid, Inc.	1,253,825	17,294	Northern Trust Corporation	1,149,532
650	NVR, Inc.	388,375	11,069	PartnerRe, Ltd.	844,565
14,107	Ross Stores, Inc.	422,646	25,833	Pennsylvania Real Estate
10,072	Tenneco, Inc.	281,412		Investment Trust *	630,067
	Total Consumer Discretionary	8,888,189	16,790	Philadelphia Consolidated Holding
				Corporation #	540,638
Consumer Staples (7.2%)			8,890	Principal Financial Group, Inc.	495,351
12,969	Campbell Soup Company	440,298	3,400	Realty Income Corporation *	87,108
25,160	Clorox Company	1,425,062	8,105	RenaissanceRe Holdings, Ltd.	420,731
16,337	Coca-Cola Enterprises, Inc.	395,355	25,610	SLM Corporation #	393,114
37,468	ConAgra Foods, Inc.	897,359	35,950	Synovus Financial Corporation *	397,607
2,430	Energizer Holdings, Inc. #	219,866	7,641	Torchmark Corporation	459,301
8,240	General Mills, Inc.	493,411	31,335	UnumProvident Corporation	689,683
4,755	Loews Corporation — Carolina Group	344,975	17,601	Vornado Realty Trust *	1,517,382
5,489	Reynolds American, Inc. *	324,016	15,297	W.R. Berkley Corporation	423,574
19,633	Safeway, Inc.	576,229	26,529	Webster Financial Corporation	739,363
46,674	SUPERVALU, Inc.	1,399,287	21,583	Willis Group Holdings, Ltd.	725,405
	Total Consumer Staples	6,515,858	8,385	XL Capital, Ltd.	247,777
				Total Financials	20,726,007
Energy (15.0%)
36,214	Hess Corporation *	3,193,351	Health Care (4.3%)
14,338	Oil States International, Inc. #	642,486	4,621	Coventry Health Care, Inc. #	186,457
1,960	Petroleum Development Corporation #	135,769	17,270	Edwards Lifesciences Corporation #	769,378
28,400	Quicksilver Resources, Inc. #*	1,037,452	5,025	Health Net, Inc. #	154,770
55,911	Range Resources Corporation	3,547,552	34,939	IMS Health, Inc.	734,068
11,010	Smith International, Inc. *	707,172	17,356	Laboratory Corporation of America
19,137	W-H Energy Services, Inc. #	1,317,582		Holdings #	1,278,790
90,290	Williams Companies, Inc.	2,977,764	32,316	PerkinElmer, Inc.	783,663
	Total Energy	13,559,128		Total Health Care	3,907,126

Financials (22.9%)			Industrials (7.6%)
27,760	Annaly Capital Management, Inc.	425,283	4,596	Alliant Techsystems, Inc. #*	475,824
31,727	Apartment Investment &		121,170	Allied Waste Industries, Inc. #	1,309,848
	Management Company *	1,136,154	6,951	Chicago Bridge and Iron Company	272,757
13,528	Assurant, Inc.	823,314	10,901	Cooper Industries, Ltd.	437,675
9,091	Camden Property Trust	456,368	10,192	Eaton Corporation	811,997
18,285	CIT Group, Inc.	216,677	13,202	KBR, Inc.	366,091
24,002	Comerica, Inc.	841,990	7,872	Landstar System, Inc.	410,604

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Partner Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (96.1%)	Value	Shares	Common Stock (96.1%)	Value
Industrials — continued			Telecommunications Services (1.2%)
13,809	Lennox International, Inc.	$496,710	65,127	Cincinnati Bell, Inc. #*	$277,441
13,299	Monster Worldwide, Inc. #*	321,969	21,045	Embarq Corporation	843,904
11,889	Parker-Hannifin Corporation	823,551		Total Telecommunications
4,700	Rockwell Collins, Inc.	268,605		Services	1,121,345
10,241	Ryder System, Inc.	623,779
18,830	Southwest Airlines Company	233,492	Utilities (15.3%)
	Total Industrials	6,852,902	22,538	American Electric Power Company, Inc.	938,257
			17,603	CMS Energy Corporation *	238,345
Information Technology (6.9%)			3,961	Constellation Energy Group, Inc.	349,637
36,014	Activision, Inc. #	983,542	58,231	DPL, Inc. *	1,493,043
62,601	Amphenol Corporation	2,331,887	29,984	Edison International, Inc.	1,469,816
32,320	Intuit, Inc. #	872,963	21,639	Entergy Corporation	2,360,382
8,972	Lexmark International, Inc. #	275,620	17,054	Equitable Resources, Inc. *	1,004,481
65,885	Seagate Technology *	1,379,632	18,474	FirstEnergy Corporation	1,267,686
17,146	Tessera Technologies, Inc. #	356,637	30,959	PG&E Corporation *	1,139,910
	Total Information Technology	6,200,281	48,963	PPL Corporation	2,248,381
			2,113	SCANA Corporation	77,294
Materials (5.9%)			8,700	Sempra Energy	463,536
18,248	Albemarle Corporation	666,417	17,341	Wisconsin Energy Corporation	762,831
18,773	Celanese Corporation	733,086		Total Utilities	13,813,599
5,400	CF Industries Holdings, Inc.	559,548
13,731	Rockwood Holdings, Inc. #	449,965		Total Common Stock
8,570	Rohm and Haas Company	463,466		(cost $87,092,970)	86,875,324
26,410	Steel Dynamics, Inc.	872,586
8,820	Temple-Inland, Inc.	112,190
11,300	United States Steel Corporation	1,433,631
	Total Materials	5,290,889

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Partner Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (15.5%)	Rate (+)	Date	Value
14,005,065	Thrivent Financial Securities Lending Trust	2.990%	N/A	$14,005,065
	Total Collateral Held for Securities Loaned
	(cost $14,005,065)			14,005,065

		Interest	Maturity
Shares	Short-Term Investments (3.5%)	Rate (+)	Date	Value
3,158,525	Thrivent Money Market Portfolio	3.110%	N/A	$3,158,525
	Total Short-Term Investments (at amortized cost)			3,158,525
	Total Investments (cost $104,256,560) 115.1%			$104,038,914
	Other Assets and Liabilities, Net (15.1%)			(13,637,301)
	Total Net Assets 100.0%			$90,401,613

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,700,970
Gross unrealized depreciation	(7,918,616)
Net unrealized appreciation (depreciation)	($217,646)
Cost for federal income tax purposes	$104,256,560

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (95.9%)	Value	Shares	Common Stock (95.9%)	Value
Consumer Discretionary (6.8%)			138,300	W.R. Berkley Corporation	$3,829,527
14,000	Abercrombie & Fitch Company	$1,023,960	86,400	Westamerica Bancorporation *	4,544,640
163,700	Burger King Holdings, Inc.	4,527,942	87,000	Zions Bancorporation *	3,962,850
33,400	Columbia Sportswear Company #*	1,470,602		Total Financials	60,818,907
96,700	Hasbro, Inc.	2,697,930
94,900	International Game Technology *	3,815,929	Health Care (9.9%)
102,100	Service Corporation International	1,035,294	45,900	AmerisourceBergen Corporation	1,880,982
177,000	WMS Industries, Inc. #	6,366,690	90,100	Applera Corporation (Celera Group) #	1,324,470
36,800	Wynn Resorts, Ltd. *	3,703,552	35,300	Beckman Coulter, Inc.	2,278,615
	Total Consumer Discretionary	24,641,899	39,600	BioMarin Pharmaceutical, Inc. #	1,400,652
			42,600	C.R. Bard, Inc.	4,106,640
Consumer Staples (12.0%)			119,500	Community Health Systems, Inc. #	4,011,615
19,200	Central European Distribution		41,100	Coventry Health Care, Inc. #	1,658,385
	Corporation #*	1,117,248	24,400	DaVita, Inc. #	1,165,344
60,900	Church & Dwight Company, Inc.	3,303,216	49,800	Endo Pharmaceutical Holdings, Inc. #	1,192,212
147,400	Coca-Cola Enterprises, Inc.	3,567,080	44,900	ImClone Systems, Inc. #	1,904,658
50,500	Energizer Holdings, Inc. #	4,569,240	6,500	Intuitive Surgical, Inc. #	2,108,275
44,300	Flowers Foods, Inc.	1,096,425	14,200	Invitrogen Corporation #*	1,213,674
337,400	H.J. Heinz Company	15,847,678	117,200	Millennium Pharmaceuticals, Inc. #*	1,811,912
70,900	Kellogg Company	3,726,504	29,100	ResMed, Inc. #	1,227,438
74,900	Kimberly-Clark Corporation	4,834,795	41,600	Sepracor, Inc. #	812,032
247,900	TreeHouse Foods, Inc. #	5,666,994	25,500	Shire Pharmaceuticals Group plc ADR	1,477,980
	Total Consumer Staples	43,729,180	54,200	STERIS Corporation	1,454,186
			74,500	Varian Medical Systems, Inc. #	3,489,580
Energy (3.4%)			59,100	Vertex Pharmaceuticals, Inc. #*	1,411,899
130,400	Frontier Oil Corporation	3,554,704		Total Health Care	35,930,549
67,600	Sunoco, Inc. *	3,546,972
108,200	Valero Energy Corporation	5,313,702	Industrials (6.8%)
	Total Energy	12,415,378	31,000	BE Aerospace, Inc. #	1,083,450
			72,000	C.H. Robinson Worldwide, Inc.	3,916,800
Financials (16.7%)			14,300	Danaher Corporation	1,087,229
353,600	Colonial BancGroup, Inc. *	3,405,168	197,400	Hub Group, Inc. #	6,492,486
69,220	Commerce Bancshares, Inc.	2,909,317	62,300	Roper Industries, Inc.	3,703,112
48,700	Cousins Properties, Inc. *	1,203,377	44,500	Ryder System, Inc.	2,710,495
78,200	Cullen/Frost Bankers, Inc.	4,147,728	109,600	Stericycle, Inc. #	5,644,400
23,400	Eaton Vance Corporation *	713,934		Total Industrials	24,637,972
28,000	Endurance Specialty Holdings, Ltd. *	1,024,800
88,600	Equity One, Inc. *	2,123,742	Information Technology (13.5%)
295,500	HCC Insurance Holdings, Inc.	6,704,895	71,900	Activision, Inc. #	1,963,589
212,900	MGIC Investment Corporation *	2,241,837	827,700	Atmel Corporation #	2,880,396
470,200	New York Community Bancorp, Inc. *	8,567,044	750,300	Compuware Corporation #	5,507,202
36,500	PartnerRe, Ltd. *	2,784,950	47,700	Data Domain, Inc. #*	1,135,260
53,800	Philadelphia Consolidated Holding		33,700	DealerTrack Holdings, Inc. #	681,414
	Corporation #	1,732,360	16,100	DST Systems, Inc. #*	1,058,414
29,900	Protective Life Corporation	1,212,744	50,200	Electronic Arts, Inc. #	2,505,984
80,400	Raymond James Financial, Inc. *	1,847,592	134,600	Emulex Corporation #	2,185,904
58,500	Rayonier, Inc. REIT *	2,541,240	90,800	F5 Networks, Inc. #	1,649,836
44,300	SEI Investments Company	1,093,767	132,200	Fair Isaac Corporation *	2,844,944
85,700	Strategic Hotel Capital, Inc. *	1,125,241	98,800	FormFactor, Inc. #	1,887,080
273,800	U-Store-It Trust	3,102,154	64,800	Foundry Networks, Inc. #	750,384

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (95.9%)	Value	Shares	Common Stock (95.9%)	Value
Information Technology — continued			573,697	Pactiv Corporation #	$15,036,598
74,000	Intersil Corporation	$1,899,580	307,900	Silgan Holdings, Inc.	15,281,077
37,700	Lam Research Corporation #	1,440,894		Total Materials	65,860,565
60,800	McAfee, Inc. #	2,011,872
97,900	MKS Instruments, Inc. #	2,095,060	Telecommunications Services (0.9%)
59,900	Paychex, Inc.	2,052,174	419,000	Cincinnati Bell, Inc. #*	1,784,940
316,100	PMC-Sierra, Inc. #	1,801,770	36,300	Embarq Corporation	1,455,630
39,000	Polycom, Inc. #	879,060		Total Telecommunications
86,900	Synopsys, Inc. #	1,973,499		Services	3,240,570
538,900	Teradyne, Inc. #	6,693,138
77,000	Xilinx, Inc.	1,828,750	Utilities (7.8%)
38,700	Zebra Technologies Corporation #	1,289,484	270,500	AGL Resources, Inc.	9,283,560
	Total Information Technology	49,015,688	675,800	CMS Energy Corporation *	9,150,332
			107,900	SCANA Corporation *	3,946,982
Materials (18.1%)			144,400	Vectren Corporation	3,874,252
280,700	Ball Corporation	12,895,358	50,000	Wisconsin Energy Corporation	2,199,500
530,000	Crown Holdings, Inc. #	13,334,800		Total Utilities	28,454,626
145,800	Owens-Illinois, Inc. #*	8,227,494
48,600	Packaging Corporation of America	1,085,238		Total Common Stock
				(cost $359,628,112)	348,745,334

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (15.1%)	Rate (+)	Date	Value
54,927,606	Thrivent Financial Securities Lending Trust	2.990%	N/A	$54,927,606
	Total Collateral Held for Securities Loaned
	(cost $54,927,606)			54,927,606

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

		Interest	Maturity
Shares	Short-Term Investments (4.6%)	Rate(+)	Date	Value
16,747,401	Thrivent Money Market Portfolio	3.110%	N/A	$16,747,401
	Total Short-Term Investments
	(at amortized cost)			16,747,401
	Total Investments (cost $431,303,119) 115.6%			$420,420,341
	Other Assets and Liabilities, Net (15.6%)			(56,722,378)
	Total Net Assets 100.0%			$363,697,963

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages, and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$12,387,362
Gross unrealized depreciation	(23,270,140)
Net unrealized appreciation (depreciation)	($10,882,778)
Cost for federal income tax purposes	$431,303,119

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (99.2%)	Value	Shares	Common Stock (99.2%)	Value
Consumer Discretionary (12.3%)			6,670	Mohawk Industries, Inc. #*	$477,639
5,733	99 Cents Only Stores #*	$56,699	5,400	Netflix, Inc. #*	187,110
11,400	Advance Auto Parts, Inc.	388,170	600	NVR, Inc. *	358,500
8,100	Aeropostale, Inc. #	219,591	14,000	O’Reilly Automotive, Inc. #	399,280
25,880	American Eagle Outfitters, Inc.	453,159	8,500	Pacific Sunwear of California, Inc. #	107,185
6,400	American Greetings Corporation	118,720	15,600	PETsMART, Inc. *	318,864
7,450	AnnTaylor Stores Corporation #	180,141	6,800	Phillips-Van Heusen Corporation	257,856
8,830	ArvinMeritor, Inc. *	110,463	5,400	Regis Corporation	148,446
5,770	Barnes & Noble, Inc.	176,850	8,000	Rent-A-Center, Inc. #	146,800
10,710	Belo Corporation	113,205	16,360	Ross Stores, Inc.	490,146
3,030	Blyth, Inc.	59,752	6,300	Ruby Tuesday, Inc. *	47,250
3,810	Bob Evans Farms, Inc.	105,118	5,100	Ryland Group, Inc.	167,739
7,200	Borders Group, Inc. *	42,264	17,150	Saks, Inc. #*	213,860
14,120	BorgWarner, Inc.	607,584	3,210	Scholastic Corporation #	97,167
6,800	Boyd Gaming Corporation *	136,000	7,900	Scientific Games Corporation #*	166,769
12,255	Brinker International, Inc.	227,330	31,700	Service Corporation International	321,438
8,060	Callaway Golf Company	118,321	8,120	Sotheby’s Holdings, Inc.	234,749
10,900	Career Education Corporation #*	138,648	1,800	Strayer Education, Inc.	274,500
26,500	CarMax, Inc. #*	514,630	4,200	Thor Industries, Inc. *	125,034
2,700	CBRL Group, Inc.	96,579	6,000	Timberland Company #	82,380
14,200	Charming Shoppes, Inc. #*	68,586	15,500	Toll Brothers, Inc. #*	363,940
8,500	Cheesecake Factory, Inc. #*	185,215	7,400	Tupperware Corporation	286,232
21,300	Chico’s FAS, Inc. #	151,443	13,700	Urban Outfitters, Inc. #	429,495
4,000	Chipotle Mexican Grill, Inc. #*	453,720	5,880	Valassis Communications, Inc. #*	63,798
7,300	Coldwater Creek, Inc. #*	36,865	5,400	Warnaco Group, Inc. #	212,976
8,000	Collective Brands, Inc. #*	96,960	10,680	Williams-Sonoma, Inc. *	258,883
10,300	Corinthian Colleges, Inc. #	74,469		Total Consumer Discretionary	15,342,252
7,220	DeVry, Inc.	302,085
10,200	Dick’s Sporting Goods, Inc. #	273,156	Consumer Staples (3.4%)
11,160	Dollar Tree, Inc. #	307,904	10,400	Alberto-Culver Company	285,064
3,300	Entercom Communications Corporation	32,769	7,740	BJ’s Wholesale Club, Inc. #	276,241
18,700	Foot Locker, Inc.	220,099	8,110	Church & Dwight Company, Inc.	439,886
5,940	Furniture Brands International, Inc. *	69,498	8,900	Corn Products International, Inc.	330,546
17,420	Gentex Corporation	298,753	6,950	Energizer Holdings, Inc. #	628,836
5,700	Getty Images, Inc. #	182,400	7,300	Hansen Natural Corporation #*	257,690
6,700	Guess ?, Inc. *	271,149	8,730	Hormel Foods Corporation	363,692
11,500	Hanesbrands, Inc. #	335,800	6,776	J.M. Smucker Company	342,933
5,600	Harte-Hanks, Inc.	76,552	2,640	Lancaster Colony Corporation	105,494
4,500	Hovnanian Enterprises, Inc. #*	47,700	6,800	NBTY, Inc.	203,660
3,770	International Speedway Corporation	155,324	7,210	PepsiAmericas, Inc.	184,071
3,500	ITT Educational Services, Inc. #	160,755	4,710	Ruddick Corporation	173,611
5,500	John Wiley and Sons, Inc.	218,350	14,100	Smithfield Foods, Inc. #	363,216
9,500	Lamar Advertising Company *	341,335	3,341	Tootsie Roll Industries, Inc. *	84,199
9,300	Lear Corporation *	240,963	3,340	Universal Corporation	218,870
4,890	Lee Enterprises, Inc. *	48,949		Total Consumer Staples	4,258,009
4,000	Life Time Fitness, Inc. #*	124,840
4,200	M.D.C. Holdings, Inc.	183,918	Energy (10.0%)
3,800	Matthews International Corporation	183,350	17,400	Arch Coal, Inc. *	756,900
2,800	Media General, Inc.	39,256	4,100	Bill Barrett Corporation	193,725
4,060	Modine Manufacturing Company	58,829	10,000	Cimarex Energy Company	547,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (99.2%)	Value	Shares	Common Stock (99.2%)	Value
Energy — continued			9,780	FirstMerit Corporation	$202,055
29,700	Denbury Resources, Inc. #	$847,935	6,370	Hanover Insurance Group, Inc.	262,062
6,500	Encore Acquisition Company #	261,820	14,050	HCC Insurance Holdings, Inc.	318,794
7,978	Exterran Holdings, Inc. #	514,900	10,800	Health Care REIT, Inc.	487,404
15,700	FMC Technologies, Inc. #*	893,173	7,000	Highwoods Properties, Inc.	217,490
10,800	Forest Oil Corporation #	528,768	5,060	Horace Mann Educators Corporation	88,449
12,500	Frontier Oil Corporation	340,750	11,500	Hospitality Properties Trust	391,230
15,160	Grant Prideco, Inc. #	746,175	9,900	IndyMac Bancorp, Inc. *	49,104
12,580	Helmerich & Payne, Inc.	589,625	13,700	Jefferies Group, Inc. *	220,981
15,900	Newfield Exploration Company #	840,315	3,800	Jones Lang LaSalle, Inc.	293,892
3,200	Overseas Shipholding Group, Inc.	224,128	11,200	Liberty Property Trust	348,432
18,700	Patterson-UTI Energy, Inc.	489,566	8,700	Macerich Company	611,349
14,400	Pioneer Natural Resources Company	707,328	8,000	Mack-Cali Realty Corporation	285,680
13,639	Plains Exploration & Production		4,400	Mercury General Corporation	194,964
	Company #	724,776	11,600	Nationwide Health Properties, Inc. *	391,500
20,220	Pride International, Inc. #	706,689	39,411	New York Community Bancorp, Inc. *	718,068
12,400	Quicksilver Resources, Inc. #*	452,972	28,050	Old Republic International Corporation *	362,126
41,400	Southwestern Energy Company #	1,394,766	9,880	PMI Group, Inc.	57,502
9,800	Superior Energy Services, Inc. #	388,276	4,807	Potlatch Corporation	198,385
6,700	Tidewater, Inc.	369,237	8,570	Protective Life Corporation	347,599
	Total Energy	12,519,224	9,820	Radian Group, Inc. *	64,517
			11,625	Raymond James Financial, Inc.	267,142
Financials (16.1%)			9,608	Rayonier, Inc. REIT *	417,372
3,900	Alexandria Real Estate Equities, Inc.	361,608	12,300	Realty Income Corporation *	315,126
11,800	AMB Property Corporation ‡	642,156	8,500	Regency Centers Corporation	550,460
8,735	American Financial Group, Inc.	223,267	15,340	SEI Investments Company	378,745
13,890	AmeriCredit Corporation #*	139,872	6,000	StanCorp Financial Group, Inc.	286,260
14,500	Apollo Investment Corporation *	229,535	3,930	SVB Financial Group #	171,505
11,200	Arthur J. Gallagher & Company	264,544	40,000	Synovus Financial Corporation *	442,400
15,493	Associated Banc-Corp	412,579	13,220	TCF Financial Corporation	236,902
9,970	Astoria Financial Corporation	270,785	16,100	UDR, Inc.	394,772
5,900	Bank of Hawaii Corporation	292,404	6,300	Unitrin, Inc.	222,642
6,200	BRE Properties, Inc. *	282,472	19,075	W.R. Berkley Corporation	528,187
13,800	Brown & Brown, Inc.	239,844	10,440	Waddell & Reed Financial, Inc.	335,437
6,400	Camden Property Trust	321,280	10,627	Washington Federal, Inc.	242,721
6,000	Cathay General Bancorp *	124,380	6,430	Webster Financial Corporation	179,204
4,920	City National Corporation	243,343	9,100	Weingarten Realty Investors	313,404
19,100	Colonial BancGroup, Inc. *	183,933	3,520	Westamerica Bancorporation *	185,152
5,300	Commerce Group, Inc.	191,118	8,280	Wilmington Trust Corporation	257,508
4,500	Cousins Properties, Inc. *	111,195		Total Financials	20,045,866
7,200	Cullen/Frost Bankers, Inc.	381,888
17,700	Duke Realty Corporation *	403,737	Health Care (12.2%)
14,000	Eaton Vance Corporation *	427,140	7,406	Advanced Medical Optics, Inc. #*	150,342
4,500	Equity One, Inc.	107,865	8,400	Affymetrix, Inc. #*	146,244
7,710	Everest Re Group, Ltd.	690,276	5,370	Apria Healthcare Group, Inc. #	106,058
7,200	Federal Realty Investment Trust *	561,240	7,630	Beckman Coulter, Inc.	492,516
25,805	Fidelity National Financial, Inc. *	473,006	8,200	Cephalon, Inc. #*	528,080
11,100	First American Corporation	376,734	8,100	Cerner Corporation #*	301,968
3,000	First Community Bancorp, Inc.	80,550	8,200	Charles River Laboratories
12,700	First Niagara Financial Group, Inc.	172,593		International, Inc. #	483,308

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (99.2%)	Value	Shares	Common Stock (99.2%)	Value
Health Care — continued			8,186	ChoicePoint, Inc. #	$389,654
11,800	Community Health Systems, Inc. #	$396,126	5,530	Con-way, Inc.	273,624
7,710	Covance, Inc. #*	639,699	8,500	Copart, Inc. #	329,460
18,280	Dentsply International, Inc.	705,608	4,200	Corporate Executive Board Company	170,016
6,920	Edwards Lifesciences Corporation #	308,286	15,100	Corrections Corporation of America #	415,552
16,200	Endo Pharmaceutical Holdings, Inc. #	387,828	6,300	Crane Company	254,205
6,500	Gen-Probe, Inc. #	313,300	6,300	Deluxe Corporation	121,023
29,500	Health Management Associates, Inc. #	156,055	8,600	Donaldson Company, Inc.	346,408
13,380	Health Net, Inc. #	412,104	5,200	DRS Technologies, Inc.	303,056
10,800	Henry Schein, Inc. #	619,920	6,820	Dun & Bradstreet Corporation	555,012
7,750	Hillenbrand Industries, Inc.	370,450	15,160	Fastenal Company *	696,299
15,500	Hologic, Inc. #*	861,800	5,900	Federal Signal Corporation	82,364
4,600	Intuitive Surgical, Inc. #	1,492,014	6,930	Flowserve Corporation	723,353
5,700	Invitrogen Corporation #*	487,179	5,820	GATX Corporation	227,387
3,700	Kindred Healthcare, Inc.	80,919	7,500	Graco, Inc.	271,950
6,600	Kinetic Concepts, Inc. #	305,118	4,060	Granite Construction, Inc.	132,803
6,900	LifePoint Hospitals, Inc. #	189,543	10,200	Harsco Corporation	564,876
8,920	Lincare Holdings, Inc. #	250,741	6,890	Herman Miller, Inc.	169,287
6,900	Medicis Pharmaceutical Corporation	135,861	5,430	HNI Corporation *	146,013
39,347	Millennium Pharmaceuticals, Inc. #	608,305	6,930	Hubbell, Inc.	302,772
14,720	Omnicare, Inc. *	267,315	10,100	IDEX Corporation	309,969
4,300	Par Pharmaceutical Companies, Inc. #	74,777	10,440	JB Hunt Transport Services, Inc. *	328,129
14,160	PDL BioPharma, Inc. #	149,954	21,975	JetBlue Airways Corporation #*	127,455
9,350	Perrigo Company	352,776	13,050	Joy Global, Inc.	850,338
12,800	Pharmaceutical Product		9,300	Kansas City Southern, Inc.	373,023
	Development, Inc. *	536,320	20,600	KBR, Inc.	571,238
6,600	Psychiatric Solutions, Inc. #	223,872	2,720	Kelly Services, Inc.	55,923
9,500	ResMed, Inc. #	400,710	9,440	Kennametal, Inc.	277,819
13,550	Sepracor, Inc. #	264,496	5,540	Korn/Ferry International #	93,626
7,600	STERIS Corporation	203,908	5,300	Lincoln Electric Holdings, Inc.	341,797
4,800	Techne Corporation #	323,328	9,670	Manpower, Inc.	544,034
6,300	Universal Health Services, Inc.	338,247	3,600	Mine Safety Appliances Company *	148,284
11,010	Valeant Pharmaceuticals International #*	141,258	5,800	MSC Industrial Direct Company, Inc.	245,050
3,800	Varian, Inc. #	220,096	5,500	Navigant Consulting, Inc. #	104,390
10,200	VCA Antech, Inc. #*	278,970	4,090	Nordson Corporation	220,246
16,120	Vertex Pharmaceuticals, Inc. #*	385,107	9,000	Oshkosh Corporation	326,520
5,000	Wellcare Health Plans, Inc. #	194,750	12,060	Pentair, Inc.	384,714
	Total Health Care	15,285,256	20,710	Quanta Services, Inc. #*	479,851
			19,300	Republic Services, Inc.	564,332
Industrials (16.0%)			5,148	Rollins, Inc.	91,068
11,030	AGCO Corporation #*	660,476	10,800	Roper Industries, Inc. *	641,952
11,200	AirTran Holdings, Inc. #*	73,920	6,560	SPX Corporation	688,144
4,640	Alaska Air Group, Inc. #	91,037	10,600	Stericycle, Inc. #	545,900
5,060	Alexander & Baldwin, Inc.	217,985	4,840	Teleflex, Inc.	230,916
4,000	Alliant Techsystems, Inc. #	414,120	6,300	Thomas & Betts Corporation #	229,131
12,970	AMETEK, Inc.	569,513	11,800	Timken Company	350,696
12,520	Avis Budget Group, Inc. #	132,962	9,795	Trinity Industries, Inc. *	261,037
11,300	BE Aerospace, Inc. #	394,935	9,220	United Rentals, Inc. #	173,705
5,760	Brink’s Company	386,957	10,100	URS Corporation	330,169
7,340	Carlisle Companies, Inc.	245,450	6,000	Wabtec Corporation	225,960

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (99.2%)	Value	Shares	Common Stock (99.2%)	Value
Industrials — continued			11,560	MPS Group, Inc. #	$136,639
5,500	Werner Enterprises, Inc. *	$102,080	6,975	National Instruments Corporation	182,326
6,900	YRC Worldwide, Inc. #*	90,528	21,200	NCR Corporation	483,996
	Total Industrials	19,970,493	9,300	NeuStar, Inc. #*	246,264
			13,000	Palm, Inc. *	65,000
Information Technology (13.4%)			14,000	Parametric Technology Corporation #	223,720
45,800	3Com Corporation #	104,882	5,940	Plantronics, Inc.	114,701
4,320	ACI Worldwide, Inc. #*	86,054	10,620	Polycom, Inc. #	239,375
35,588	Activision, Inc. #‡	971,908	35,340	RF Micro Devices, Inc. #*	94,004
8,290	Acxiom Corporation	98,402	7,890	Semtech Corporation #	113,064
14,200	ADC Telecommunications, Inc.	171,536	6,400	Silicon Laboratories, Inc. #	201,856
6,880	ADTRAN, Inc. *	127,280	5,300	SRA International, Inc. #	128,843
2,200	Advent Software, Inc. #*	93,764	10,780	Sybase, Inc. #	283,514
9,600	Alliance Data Systems Corporation #	456,096	17,180	Synopsys, Inc. #‡	390,158
21,400	Amphenol Corporation	797,150	6,680	Tech Data Corporation #	219,104
14,870	Arrow Electronics, Inc. #	500,376	17,452	TriQuint Semiconductor, Inc. #	88,307
53,820	Atmel Corporation #	187,294	11,800	ValueClick, Inc. #*	203,550
18,220	Avnet, Inc. #	596,341	22,620	Vishay Intertechnology, Inc. #	204,937
5,580	Avocent Corporation #	94,302	26,900	Western Digital Corporation #*	727,376
16,900	Broadridge Financial Solutions, LLC	297,440	9,350	Wind River Systems, Inc. #	72,369
33,680	Cadence Design Systems, Inc. #‡	359,702	8,100	Zebra Technologies Corporation #	269,892
8,174	CommScope, Inc. #	284,700		Total Information Technology	16,736,659
10,700	Cree, Inc. #*	299,172
4,270	CSG Systems International, Inc. #	48,550	Materials (7.4%)
18,460	Cypress Semiconductor Corporation #	435,841	9,990	Airgas, Inc.	454,245
7,930	Diebold, Inc.	297,772	9,220	Albemarle Corporation	336,714
5,000	Digital River, Inc. #	154,850	8,300	AptarGroup, Inc.	323,119
6,210	DST Systems, Inc. #*	408,245	7,990	Cabot Corporation	223,720
4,970	Dycom Industries, Inc. #	59,690	5,900	Carpenter Technology Corporation	330,223
10,300	F5 Networks, Inc. #	187,151	5,800	CF Industries Holdings, Inc.	600,996
5,950	Fair Isaac Corporation *	128,044	29,300	Chemtura Corporation	215,062
15,200	Fairchild Semiconductor		5,400	Cleveland-Cliffs, Inc. *	647,028
	International, Inc. #	181,184	14,100	Commercial Metals Company	422,577
18,200	Foundry Networks, Inc.	210,756	5,160	Cytec Industries, Inc.	277,866
7,900	Gartner Group, Inc. #*	152,786	5,300	Ferro Corporation	78,758
9,600	Global Payments, Inc.	397,056	9,100	FMC Corporation	504,959
16,500	Harris Corporation ‡	800,745	12,600	Louisiana-Pacific Corporation	115,668
3,810	Imation Corporation	86,639	8,360	Lubrizol Corporation	464,064
18,000	Ingram Micro, Inc. #	284,940	4,920	Martin Marietta Materials, Inc. *	522,356
23,050	Integrated Device Technology, Inc. #	205,836	2,380	Minerals Technologies, Inc.	149,464
8,750	International Rectifier Corporation #*	188,125	9,200	Olin Corporation	181,792
15,300	Intersil Corporation	392,751	11,200	Packaging Corporation of America	250,096
9,360	Jack Henry & Associates, Inc.	230,911	7,600	Reliance Steel & Aluminum Company	454,936
10,280	KEMET Corporation #*	41,531	14,800	RPM International, Inc.	309,912
15,100	Lam Research Corporation #	577,122	5,400	Scotts Company	175,068
6,640	Macrovision Corporation #*	89,640	5,830	Sensient Technologies Corporation	171,927
19,620	McAfee, Inc. #	649,226	12,180	Sonoco Products Company	348,713
10,870	Mentor Graphics Corporation #	95,982	22,800	Steel Dynamics, Inc.	753,312
10,800	Metavante Technologies, Inc. #	215,892	12,900	Temple-Inland, Inc.	164,088
			11,000	Terra Industries, Inc. *	390,830

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (99.2%)	Value	Shares	Common Stock (99.2%)	Value
Materials — continued			10,180	Hawaiian Electric Industries, Inc. *	$242,997
12,260	Valspar Corporation	$243,238	5,530	IDACORP, Inc. *	177,568
8,100	Worthington Industries, Inc. *	136,647	22,225	MDU Resources Group, Inc.	545,624
	Total Materials	9,247,378	10,200	National Fuel Gas Company	481,542
			18,870	Northeast Utilities Service Company	463,070
Telecommunications Services (0.5%)			13,040	NSTAR *	396,807
30,210	Cincinnati Bell, Inc. #*	128,695	11,190	OGE Energy Corporation	348,792
12,920	Telephone and Data Systems, Inc. *	507,368	12,700	ONEOK, Inc.	566,801
	Total Telecommunications Services	636,063	9,375	PNM Resources, Inc.	116,906
			15,760	Puget Energy, Inc.	407,711
Utilities (7.9%)			14,230	SCANA Corporation	520,533
9,480	AGL Resources, Inc.	325,354	28,300	Sierra Pacific Resources	357,429
13,800	Alliant Energy Corporation ‡	483,138	9,290	Vectren Corporation	249,251
16,366	Aqua America, Inc. *	307,353	11,920	Westar Energy, Inc. *	271,418
45,680	Aquila, Inc. #‡	146,633	6,010	WGL Holdings, Inc.	192,681
4,600	Black Hills Corporation	164,588	14,370	Wisconsin Energy Corporation	632,136
13,830	DPL, Inc. *	354,601		Total Utilities	9,897,261
8,800	Energen Corporation	548,240
19,250	Energy East Corporation	464,310		Total Common Stock
14,800	Equitable Resources, Inc. *	871,720		(cost $103,039,558)	123,938,461
10,550	Great Plains Energy, Inc. *	260,058

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (21.5%)	Rate (+)	Date	Value
26,855,446	Thrivent Financial Securities Lending Trust	2.990%	N/A	$26,855,446
	Total Collateral Held for Securities Loaned
	(cost $26,855,446)			26,855,446

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (0.8%)	Rate (+)	Date	Value
$300,000	Federal National Mortgage Association ‡	4.030%	5/16/2008	$298,499
744,121	Thrivent Money Market Portfolio	3.110	N/A	744,121
	Total Short-Term Investments (at amortized cost)			1,042,620
	Total Investments (cost $130,937,624) 121.5%			$151,836,527
	Other Assets and Liabilities, Net (21.5%)			(26,866,395)
	Total Net Assets 100.0%			$124,970,132

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
S&P 400 Mini-Futures	13	June 2008	$1,008,306	$1,015,950	$7,644
Total Futures					$7,644

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At March 31, 2008, $298,499 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $3,574,723 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages, and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$33,394,473
Gross unrealized depreciation	(12,495,570)
Net unrealized appreciation (depreciation)	$20,898,903
Cost for federal income tax purposes	$130,937,624

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Thrivent Partner International Stock
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value
Australia (3.7%)			78,200	Imperial Oil, Ltd. *	$4,098,548
117,375	Babcock & Brown, Ltd. *	$1,590,988	29,500	Petrobank Energy & Resources, Ltd. #	1,342,085
318,375	BHP Billiton, Ltd. *	10,462,206	45,500	Potash Corporation of Saskatchewan	7,069,898
349,768	Centennial Coal Company, Ltd. *	1,308,226	64,100	Power Corporation *	2,123,137
139,148	CSL, Ltd.	4,716,942	71,100	Research In Motion, Ltd. #	7,999,356
18,396	Incitec Pivot Ltd.	2,378,504	61,200	Shoppers Drug Mart Corporation	3,096,666
127,030	JB Hi-Fi, Ltd.	1,049,791		Total Canada	56,564,406
65,345	Leighton Holdings, Ltd. *	2,571,345
435,189	Mount Gibson Iron, Ltd. #	1,141,586	Denmark (0.8%)
330,342	OneSteel, Ltd.	1,934,170	93,416	Novo Nordisk AS	6,428,440
57,591	Rio Tinto, Ltd. *	6,469,593	45,200	Vestas Wind Systems #	4,975,450
405,409	Seek, Ltd. *	1,963,058		Total Denmark	11,403,890
289,400	Westpac Banking Corporation	6,316,283
212,413	Woolworths, Ltd.	5,649,774	Finland (1.2%)
84,790	WorleyParsons, Ltd.	2,598,780	382,299	Nokia Oyj	12,069,579
	Total Australia	50,151,246	41,761	Nokian Renkaat Oyj *	1,788,958
			41,976	Wartsila Corporation *	2,834,487
Austria (0.1%)				Total Finland	16,693,024
30,161	OMV AG	1,993,507
	Total Austria	1,993,507	France (5.6%)
			23,653	Alstom	5,123,933
Belgium (0.6%)			411,000	Axa SA	14,864,911
27,799	Belgacom SA *	1,229,107	55,038	Bouygues SA	3,501,048
47,640	InBev NV *	4,181,978	48,445	Gaz de France *	2,925,821
24,633	KBC Groep NV *	3,194,986	34,753	Ingenico	1,141,384
	Total Belgium	8,606,071	23,976	Ipsen SA	1,362,370
			112,600	Schneider Electric SA *	14,546,146
Bermuda (0.1%)			44,734	Teleperformance	1,667,899
879,000	GOME Electrical Appliances Holdings,		23,356	UBISOFT Entertainment #	2,011,901
	Ltd. *	2,029,786	12,671	Unibail-Rodamco	3,258,043
	Total Bermuda	2,029,786	73,293	Vinci SA	5,302,194
			504,986	Vivendi Universal SA	19,753,451
Brazil (0.9%)				Total France	75,459,101
316,200	Empresa Brasileira de Aeronautica SA
	ADR *	12,493,062	Germany (8.9%)
	Total Brazil	12,493,062	306,611	Adidas AG *	20,231,679
			59,063	BASF SE *	7,944,626
Canada (4.2%)			89,965	Bayer AG *	7,206,006
38,700	Addax Petroleum Corporation	1,536,313	214,663	Celesio AG	10,629,953
51,500	Agrium, Inc.	3,198,870	32,571	Deutsche Boerse AG	5,249,459
145,000	Barrick Gold Corporation	6,339,601	456,800	Deutsche Post AG-REG	13,951,223
348,500	Bombardier, Inc. #	1,857,082	69,230	E.ON AG	12,809,616
45,400	Canadian Oil Sands Trust	1,835,460	51,507	Fresenius Medical Care
153,457	CGI Group, Inc. #	1,629,500		AG & Company	2,592,102
102,000	EnCana Corporation	7,770,482	83,425	GEA Group AG #	2,809,305
34,700	First Quantum Minerals, Ltd.	2,813,861	9,195	K+S AG	2,991,188
23,800	Fording Canadian Coal Trust	1,245,993	30,784	Linde AG	4,336,656
66,600	Husky Energy, Inc.	2,607,554	29,834	MAN AG *	3,962,194
			18,801	Porsche AG	3,435,264

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Thrivent Partner International Stock
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value
Germany — continued			321,400	Daiichi Sankyo Company, Ltd.	$9,534,770
20,607	RWE AG	$2,533,054	88,500	Daikin Industries, Ltd.	3,857,303
38,585	SGL Carbon AG #	2,437,940	304,000	Daito Trust Construction
164,170	Siemens AG	17,804,721		Company, Ltd.	15,692,129
	Total Germany	120,924,986	697,000	Hitachi, Ltd. *	4,161,628
			89,400	Hosiden Corporation *	1,793,603
Greece (0.9%)			267	INPEX Holdings, Inc.	3,018,000
132,109	Alpha Bank AE	4,384,188	351,000	ITOCHU Corporation	3,510,433
94,100	Coca-Cola Hellenic Bottling		772	Japan Tobacco, Inc.	3,861,927
	Company SA	4,395,275	71,200	JSR Corporation	1,620,939
71,937	National Bank of Greece SA	3,787,346	568	KDDI Corporation	3,493,696
	Total Greece	12,566,809	164,000	Komatsu, Ltd.	4,617,567
			96,800	Kyocera Corporation *	8,205,265
Hong Kong (1.5%)			154,000	Kyowa Hakko Kogyo Company, Ltd.	1,477,993
665,000	BOC Hong Kong (Holdings), Ltd.	1,615,808	88,400	Makita Corporation *	2,789,663
278,100	Esprit Holdings, Ltd.	3,374,530	485,000	Marubeni Corporation	3,568,683
214,000	Henderson Land Development		256,000	Matsushita Electric Industrial
	Company, Ltd.	1,541,981		Company, Ltd.	5,564,674
403,000	Kerry Properties, Ltd.	2,459,125	102,600	Mitsubishi Corporation	3,139,152
726,000	Li & Fung, Ltd.	2,719,429	197,000	Mitsubishi Estate Company, Ltd.	4,828,237
537,100	Swire Pacific, Ltd.	6,087,028	822,000	Mitsubishi Materials Corporation	3,608,691
277,889	Vtech Holdings, Ltd. *	1,357,638	1,472,400	Mitsubishi UFJ Financial Group, Inc.	12,880,299
257,000	Wharf Holdings, Ltd.	1,221,951	350,000	Mitsui Osk Lines, Ltd. *	4,281,938
	Total Hong Kong	20,377,490	794,150	Mitsui Sumitomo Insurance Company	8,044,075
			48,700	Mitsumi Electric Company, Ltd.	1,551,612
			116,000	Nikon Corporation *	3,104,687
Ireland (0.1%)			13,500	Nintendo Company, Ltd.	7,063,262
37,951	Paddy Power plc	1,405,116	172,000	Nippon Electric Glass Company, Ltd.	2,701,234
	Total Ireland	1,405,116	277,000	Nippon Yusen Kabushiki Kaisha	2,626,447
			432,000	Nisshin Steel Company, Ltd. *	1,509,636
Italy (4.5%)			54,100	Nitto Denko Corporation *	2,300,291
652,696	A2A SPA	2,399,951	548	NTT Data Corporation *	2,412,769
38,904	Assicurazioni Generali SPA *	1,751,036	616,780	Sojitz Corporation	2,064,412
269,292	Enel SPA	2,859,793	1,179,300	Sumitomo Corporation	15,718,725
455,700	Eni SPA	15,512,002	1,872,600	Sumitomo Trust and Banking
173,046	Fiat SPA *	4,009,728		Company, Ltd. *	12,977,674
555,400	Finmeccanica SPA	18,911,659	78,000	Taisho Pharmaceutical Company, Ltd. *	1,552,204
391,827	Terna-Rete Elettrica Nationale SPA	1,673,214	168,400	Takeda Pharmaceutical Company, Ltd.	8,454,032
2,052,400	Unicredit SPA	13,751,793	67,800	Tokai Rika Company, Ltd.	1,781,293
	Total Italy	60,869,176	44,600	Toyota Boshoku Corporation	1,347,242
			47,200	Toyota Gosei Company, Ltd.	1,795,756
Japan (16.6%)			266,400	Toyota Motor Corporation *	13,460,612
64,200	Aisin Seiki Company, Ltd. *	2,421,225	5,858	Yahoo Japan Corporation *	3,078,672
54,700	Astellas Pharmaceutical, Inc.	2,148,257	97,000	Yamaguchi Financial Group, Inc.	1,103,308
705,800	Bridgestone Corporation	12,178,238		Total Japan	226,031,251
30,900	Canon, Inc.	1,441,282
455	Central Japan Railway Company	4,727,387	Netherlands (2.7%)
226,000	Chiba Bank, Ltd.	1,546,831	115,266	Arcelor Mittal	9,441,112
117,000	Daihatsu Motor Company, Ltd.	1,413,498	29,246	Furgo NV	2,273,062

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Thrivent Partner International Stock
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value
Netherlands — continued			44,798	Roche Holding AG	$8,443,072
424,900	ING Groep NV	$15,885,316	28,213	Sonova Holding AG	2,597,710
77,286	Koninklijke (Royal) KPN NV	1,304,735	13,126	Swatch Group AG	3,514,751
27,949	Koninklijke Boskalis Westminster NV	1,614,851	197,200	Swiss Reinsurance Company *	17,237,814
39,518	Koninklijke DSM NV *	1,905,617	44,016	Temenos Group AG #*	1,153,475
109,022	Unilever NV	3,670,120	8,801	Zurich Financial Services AG *	2,774,150
	Total Netherlands	36,094,813		Total Switzerland	129,739,099

Norway (2.8%)			Taiwan (1.1%)
175,100	DnB NOR ASA	2,673,170	1,404,504	Taiwan Semiconductor Manufacturing
1,004,600	Norsk Hydro ASA	14,717,102		Company, Ltd. ADR *	14,424,256
581,675	Statoil ASA	17,450,638		Total Taiwan	14,424,256
44,400	Yara International ASA	2,582,166
	Total Norway	37,423,076	United Kingdom (19.2%)
			176,564	Aggreko plc	2,262,675
Singapore (2.1%)			160,196	Anglo American plc	9,601,746
652,000	Capitaland, Ltd.	3,047,088	292,061	AstraZeneca plc	10,954,461
2,748,000	Golden Agri-Resources, Ltd.	2,013,736	107,787	Autonomy Corporation plc #	1,967,910
4,216,650	Singapore Telecommunications, Ltd.	12,069,146	56,713	Aveva Group plc	1,283,229
857,600	United Overseas Bank, Ltd.	11,999,796	546,275	BAE Systems plc	5,267,288
	Total Singapore	29,129,766	385,533	BG Group plc	8,932,675
			247,123	BHP Billiton plc	7,278,236
South Korea (1.6%)			206,456	British American Tobacco plc	7,753,920
49,700	LG Electronics, Inc.	6,387,334	1,424,200	British Sky Broadcasting Group plc	15,745,903
24,434	Samsung Electronics Company, Ltd.	15,450,900	34,800	Chemring Group plc	1,699,185
	Total South Korea	21,838,234	547,732	Cobham plc	2,173,971
			413,988	Compass Group plc	2,649,063
Spain (4.5%)			608,211	GAME GROUP plc	2,561,994
460,800	Banco Bilbao Vizcaya Argentaria SA	10,133,235	912,873	GlaxoSmithKline plc	19,308,016
77,727	Grifols SA	2,047,936	561,435	Group 4 Securicor plc	2,538,546
744,800	Iberdrola SA	11,519,236	428,427	HMV Group plc	1,107,074
1,315,268	Telefonica SA	37,791,009	187,386	ICAP plc	2,117,473
	Total Spain	61,491,416	115,753	Imperial Tobacco Group plc	5,329,921
			463,653	International Power plc	3,665,794
			77,560	Intertek Group plc	1,590,942
Sweden (1.4%)			207,770	John Wood Group plc	1,669,788
57,750	Alfa Laval AB	3,514,193	4,740,600	Kingfisher plc	12,463,479
61,550	Hennes & Mauritz AB	3,788,921	91,028	Laird Group plc	912,574
45,100	NCC AB	1,312,824	1,364,500	Lloyds TSB Group plc	12,190,057
5,124,400	Telefonaktiebolaget LM Ericsson *	10,052,945	77,533	National Express Group plc	1,547,506
	Total Sweden	18,668,883	946,200	Pearson plc	12,813,978
			129,455	Petrofac, Ltd.	1,443,761
Switzerland (9.5%)			416,518	Prudential plc	5,499,046
299,044	ABB, Ltd.	8,059,885	108,208	Reckitt Benckiser Group plc	6,000,122
14,000	Givaudan SA *	13,848,976	43,324	Rio Tinto plc	4,502,214
51,750	Julius Baer Holding AG	3,819,901	63,754	Rotork plc	1,365,315
18,050	Lonza Group AG	2,394,601	861,000	Royal Bank of Scotland Group plc	5,767,624
84,831	Nestle SA	42,402,153	197,250	Shire plc	3,817,936
457,821	Novartis AG	23,492,611	443,977	Stagecoach Group plc	2,132,482

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Thrivent Partner International Stock
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value
United Kingdom — continued			United States (0.2%)
191,180	Standard Chartered plc	$6,537,074	30,753	iShares MSCI EAFE Index Fund	$2,211,141
1,051,390	Tesco plc	7,923,295		Total United States	2,211,141
316,537	Thomas Cook Group plc	1,823,841
667,790	Unilever plc	22,585,986		Total Common Stocks
5,724,687	Vodafone Group plc	17,015,010		(cost $1,173,315,526)	1,289,423,827
747,842	William Morrison Supermarkets plc	4,077,141
1,085,300	WPP Group plc	12,955,971
	Total United Kingdom	260,834,222

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (15.3%)	Rate (+)	Date	Value
207,693,318	Thrivent Financial Securities Lending Trust	2.990%	N/A	$207,693,318
	Total Collateral Held for Securities Loaned
	(cost $207,693,318)			207,693,318

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.6%)	Rate (+)	Date	Value
$29,895,000	Amsterdam Funding Corporation	3.100%	4/1/2008	$29,895,000
5,488,744	Thrivent Money Market Portfolio	3.110	N/A	5,488,744
	Total Short-Term Investments (at amortized cost)			35,383,744
	Total Investments (cost $1,416,392,588) 112.7%			$1,532,500,889
	Other Assets and Liabilities, Net (12.7%)			(172,471,431)
	Total Net Assets 100.0%			$1,360,029,458

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$186,451,415
Gross unrealized depreciation	(70,343,114)
Net unrealized appreciation (depreciation)	$116,108,301
Cost for federal income tax purposes	$1,416,392,588

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Partner All Cap Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value
Consumer Discretionary (9.4%)			4,800	Legg Mason, Inc.	$268,704
62,600	Comcast Corporation	$1,210,684	11,400	Lincoln National Corporation	592,800
44,600	Discovery Holding Company #	946,412	14,500	Nymex Holdings, Inc. *	1,314,135
27,600	DISH Network Corporation #	792,948	7,000	PartnerRe, Ltd. *	534,100
24,400	McDonald’s Corporation	1,360,788	40,400	People’s United Financial, Inc.	699,324
49,600	News Corporation	944,384	18,900	PNC Financial Services Group, Inc.	1,239,273
11,000	Polo Ralph Lauren Corporation	641,190	8,900	Principal Financial Group, Inc.	495,908
18,100	Royal Caribbean Cruises, Ltd. *	595,490	8,100	Prudential Financial, Inc.	633,825
44,500	Staples, Inc.	983,895		Total Financials	16,560,695
25,800	Tiffany & Company	1,079,472
62,900	Time Warner, Inc.	881,858	Health Care (11.4%)
	Total Consumer Discretionary	9,437,121	15,000	Aetna, Inc.	631,350
			7,514	Auxilium Pharmaceuticals, Inc. #*	200,924
Consumer Staples (10.6%)			14,700	Baxter International, Inc.	849,954
53,900	Altria Group, Inc.	1,196,580	10,800	Biogen Idec, Inc. #	666,252
37,000	Avon Products, Inc.	1,462,980	16,500	Celgene Corporation #	1,011,285
13,500	Coca-Cola Company	821,745	16,200	CIGNA Corporation	657,234
4,500	Energizer Holdings, Inc. #	407,160	25,400	Covidien, Ltd.	1,123,950
44,250	Great Atlantic & Pacific Tea		11,800	McKesson Corporation	617,966
	Company, Inc. #*	1,160,235	11,300	Medco Health Solutions, Inc. #	494,827
53,900	Philip Morris International, Inc. #	2,726,262	25,700	St. Jude Medical, Inc. #	1,109,983
11,400	Procter & Gamble Company	798,798	23,350	Thermo Electron Corporation #	1,327,214
67,000	Safeway, Inc. *	1,966,450	4,400	United Therapeutics Corporation #*	381,480
	Total Consumer Staples	10,540,210	18,500	Watson Pharmaceuticals, Inc. #	542,420
			42,700	Wyeth	1,783,152
Energy (12.7%)				Total Health Care	11,397,991
11,600	CONSOL Energy, Inc.	802,604
7,700	Diamond Offshore Drilling, Inc. *	896,280	Industrials (10.9%)
40,800	Exxon Mobil Corporation	3,450,864	17,800	AGCO Corporation #*	1,065,864
14,600	National Oilwell Varco, Inc. #	852,348	14,300	Deere & Company	1,150,292
6,300	Quicksilver Resources, Inc. #*	230,139	8,900	General Dynamics Corporation	741,993
6,000	Schlumberger, Ltd.	522,000	86,100	General Electric Company	3,186,561
53,400	Southwestern Energy Company #	1,799,046	9,700	Lockheed Martin Corporation	963,210
16,000	Sunoco, Inc.	839,520	18,200	Norfolk Southern Corporation	988,624
11,800	Tesoro Petroleum Corporation *	354,000	13,000	Raytheon Company	839,930
17,931	Transocean, Inc. #	2,424,271	3,200	Shaw Group, Inc. #	150,848
11,300	Valero Energy Corporation	554,943	13,500	Textron, Inc.	748,170
	Total Energy	12,726,015	8,500	Union Pacific Corporation	1,065,730
				Total Industrials	10,901,222
Financials (16.6%)
20,500	ACE, Ltd.	1,128,730	Information Technology (16.1%)
12,000	American Express Company	524,640	32,500	Apple Computer, Inc. #	4,663,750
35,600	Annaly Capital Management, Inc.	545,392	33,300	Cisco Systems, Inc. #	802,197
41,100	Bank of America Corporation	1,558,101	32,500	Equinix, Inc. #*	2,160,925
28,556	Bank of New York Mellon Corporation	1,191,642	1,700	Google, Inc. #	748,799
410	Berkshire Hathaway, Inc. #	1,833,889	64,200	Hewlett-Packard Company	2,931,372
13,500	Chubb Corporation	667,980	53,000	Microsoft Corporation	1,504,140
1,600	CME Group, Inc.	750,560	168,800	Nuance Communications, Inc. #*	2,938,808
9,700	Endurance Specialty Holdings, Ltd.	355,020	17,900	Oracle Corporation #	350,124
84,600	Federal National Mortgage Association	2,226,672		Total Information Technology	16,100,115

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Partner All Cap Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value
Materials (3.5%)			7,100	Embarq Corporation	$284,710
11,700	Albemarle Corporation	$427,284	21,600	NII Holdings, Inc. #	686,448
6,700	Ecolab, Inc.	290,981		Total Telecommunications
5,100	Monsanto Company	568,650		Services	3,542,790
4,800	Mosaic Company #	492,480
10,000	Nalco Holding Company	211,500	Utilities (3.2%)
12,000	Nucor Corporation	812,880	32,800	CMS Energy Corporation	444,112
8,700	Praxair, Inc.	732,801	60,000	PPL Corporation	2,755,200
	Total Materials	3,536,576		Total Utilities	3,199,312

Telecommunications Services (3.5%)				Total Common Stock
18,200	American Tower Corporation #	713,622		(cost $95,325,877)	97,942,047
48,512	AT&T, Inc.	1,858,010

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (9.3%)	Rate (+)	Date	Value
9,281,573	Thrivent Financial Securities Lending Trust	2.990%	N/A	$9,281,573
	Total Collateral Held for Securities Loaned
	(cost $9,281,573)			9,281,573

		Interest	Maturity
Shares	Short-Term Investments (1.5%)	Rate (+)	Date	Value
1,473,036	Thrivent Money Market Portfolio	3.110%	N/A	$1,473,036
	Total Short-Term Investments (at amortized cost)			1,473,036
	Total Investments (cost $106,080,486) 108.7%			$108,696,656
	Other Assets and Liabilities, Net (8.7%)			(8,736,064)
	Total Net Assets 100.0%			$99,960,592

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,288,100
Gross unrealized depreciation	(5,671,930)
Net unrealized appreciation (depreciation)	$2,616,170
Cost for federal income tax purposes	$106,080,486

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Large Cap Growth Portfolio II
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (98.9%)	Value	Shares	Common Stock (98.9%)	Value
Consumer Discretionary (9.8%)			1,000	Ultra Petroleum Corporation #	$77,500
1,300	Abercrombie & Fitch Company	$95,082	3,350	Weatherford International, Ltd. #	242,774
2,400	Amazon.com, Inc. #	171,120	3,245	XTO Energy, Inc.	200,736
1,650	Apollo Group, Inc. #~	71,280		Total Energy	2,322,303
3,750	Burger King Holdings, Inc.	103,725
5,150	Comcast Corporation	99,601	Financials (8.7%)
1,500	Focus Media Holding, Ltd. ADR #	52,725	3,650	Bank of New York Mellon Corporation	152,314
5,550	International Game Technology ~	223,166	2,700	Capital One Financial Corporation	132,894
3,850	Kohl’s Corporation #	165,126	8,700	Charles Schwab Corporation	163,821
1,900	Las Vegas Sands Corporation #	139,916	5,550	Citigroup, Inc.	118,881
3,350	Liberty Global, Inc.	114,168	350	CME Group, Inc.	164,185
5,100	Lowe’s Companies, Inc.	116,994	1,400	Franklin Resources, Inc.	135,786
1,900	Marriott International, Inc.	65,284	2,000	Goldman Sachs Group, Inc.	330,780
4,650	McDonald’s Corporation	259,330	800	IntercontinentalExchange, Inc. #	104,400
6,250	News Corporation	119,000	5,650	J.P. Morgan Chase & Company	242,668
2,650	NIKE, Inc.	180,200	700	Jones Lang LaSalle, Inc.	54,138
4,200	Royal Caribbean Cruises, Ltd. *	138,180	1,900	Lehman Brothers Holdings, Inc.	71,516
3,000	Scientific Games Corporation #	63,330	2,000	MetLife, Inc.	120,520
6,700	Staples, Inc.	148,137	2,800	Morgan Stanley	127,960
4,300	Starbucks Corporation #	75,250	1,700	Nymex Holdings, Inc.	154,071
800	Toyota Motor Corporation ADR	80,712	2,200	State Street Corporation	173,800
600	Wynn Resorts, Ltd.	60,384	2,700	T. Rowe Price Group, Inc. *	135,000
3,850	Yum! Brands, Inc.	143,258		Total Financials	2,382,734
	Total Consumer Discretionary	2,685,968
			Health Care (16.5%)
Consumer Staples (7.6%)			5,100	Abbott Laboratories	281,265
3,450	Altria Group, Inc.	76,590	3,900	Aetna, Inc.	164,151
850	Bunge, Ltd. *	73,848	1,300	Alcon, Inc.	184,925
6,500	Coca-Cola Company	395,655	3,350	Allergan, Inc.	188,906
3,800	Colgate-Palmolive Company	296,058	5,650	Baxter International, Inc.	326,683
3,150	Costco Wholesale Corporation	204,656	3,950	Bristol-Myers Squibb Company	84,135
9,100	CVS/Caremark Corporation	368,641	2,150	Cardinal Health, Inc.	112,896
1,700	Energizer Holdings, Inc. #	153,816	3,000	Celgene Corporation #	183,870
2,650	Molson Coors Brewing Company	139,310	2,750	Express Scripts, Inc. #	176,880
3,450	Philip Morris International, Inc. #	174,501	3,750	Genentech, Inc. #	304,425
3,650	Wal-Mart Stores, Inc.	192,282	1,569	Genzyme Corporation #	116,953
	Total Consumer Staples	2,075,357	11,750	Gilead Sciences, Inc. #	605,478
			3,050	Hologic, Inc. #	169,580
Energy (8.4%)			400	Intuitive Surgical, Inc. #	129,740
800	Arch Coal, Inc.	34,800	4,850	Merck & Company, Inc.	184,058
3,200	Cameron International Corporation #	133,248	5,750	Pfizer, Inc.	120,348
1,600	Devon Energy Corporation	166,928	4,800	Schering-Plough Corporation	69,168
900	Diamond Offshore Drilling, Inc.	104,760	500	Shire Pharmaceuticals Group plc ADR	28,980
1,200	FMC Technologies, Inc. #	68,268	4,400	St. Jude Medical, Inc. #	190,036
6,900	Halliburton Company	271,377	5,350	Teva Pharmaceutical Industries, Ltd. ADR	247,116
2,850	Holly Corporation	123,718	6,798	Thermo Electron Corporation #	386,398
2,550	Noble Corporation	126,658	2,000	UnitedHealth Group, Inc.	68,720
3,400	Occidental Petroleum Corporation	248,778	1,600	WellPoint, Inc. #	70,608
2,200	Petroleo Brasileiro SA ADR	224,642	1,700	Zimmer Holdings, Inc. #	132,362
2,205	Transocean, Inc. #	298,116		Total Health Care	4,527,681

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Large Cap Growth Portfolio II
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (98.9%)	Value	Shares	Common Stock (98.9%)	Value
Industrials (11.0%)			900	International Business Machines
1,400	AGCO Corporation #	$83,832		Corporation	$103,626
1,100	CSX Corporation	61,677	13,200	Marvell Technology Group, Ltd. #	143,616
2,950	Danaher Corporation *	224,288	550	MasterCard, Inc. *	122,644
3,900	Deere & Company	313,716	25,420	Microsoft Corporation	721,420
4,400	Emerson Electric Company	226,424	200	NAVTEQ Corporation #	13,600
1,000	Fluor Corporation	141,160	4,050	NETAPP, Inc. #	81,202
2,650	Foster Wheeler, Ltd. #	150,043	3,050	Nice Systems, Ltd. ADR	86,071
2,150	General Dynamics Corporation	179,246	3,350	Nokia Oyj ADR	106,630
10,410	General Electric Company	385,274	4,650	NVIDIA Corporation #	92,024
3,750	Honeywell International, Inc.	211,575	12,500	Oracle Corporation #	244,500
2,350	McDermott International, Inc. #	128,827	7,100	QUALCOMM, Inc.	291,100
900	Northrop Grumman Corporation	70,029	4,250	Research in Motion, Ltd. #	476,978
7,450	Northwest Airlines Corporation #	66,976	550	Visa, Inc. #	34,298
1,800	Oshkosh Corporation	65,304	7,550	Yahoo!, Inc. #	218,422
2,350	Precision Castparts Corporation	239,888		Total Information Technology	7,567,276
2,800	Raytheon Company	180,908
1,600	Suntech Power Holdings Company, Ltd. #	64,896	Materials (6.2%)
3,000	UAL Corporation	64,590	1,600	Agrium, Inc.	99,376
1,200	Union Pacific Corporation	150,456	2,150	Air Products and Chemicals, Inc.	197,800
	Total Industrials	3,009,109	1,500	E.I. du Pont de Nemours and Company	70,140
			2,600	Freeport-McMoRan Copper & Gold, Inc.	250,172
Information Technology (27.6%)			5,850	Monsanto Company	652,275
5,900	Accenture, Ltd. ~	207,503	2,000	Potash Corporation of Saskatchewan, Inc.	310,420
8,400	Adobe Systems, Inc. #	298,956	1,000	United States Steel Corporation	126,870
5,450	Apple Computer, Inc. #	782,079		Total Materials	1,707,053
2,850	Applied Materials, Inc.	55,604
8,600	Broadcom Corporation #	165,722	Telecommunications Services (3.1%)
30,870	Cisco Systems, Inc. #	743,658	6,050	America Movil SA de CV ADR	385,324
10,980	Corning, Inc.	263,959	3,100	Crown Castle International Corporation #	106,919
5,300	Dell, Inc. #	105,576	1,300	Mobile Telesystems ADR	98,605
7,160	eBay, Inc. #	213,654	3,200	NII Holdings, Inc. #	101,696
3,600	Electronic Arts, Inc. #	179,712	13,500	Sprint Nextel Corporation	90,315
13,550	EMC Corporation #	194,307	2,050	Tim Participacoes SA ADR *	66,194
4,850	F5 Networks, Inc. #	88,124		Total Telecommunications
1,750	Google, Inc. #~	770,822		Services	849,053
9,000	Hewlett-Packard Company	410,940
16,550	Intel Corporation	350,529		Total Common Stock
				(cost $24,643,984)	27,126,534

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Large Cap Growth Portfolio II
Schedule of Investments as of March 31, 2008 (unaudited)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (1.9%)	Rate (+)	Date	Value
512,851	Thrivent Financial Securities Lending Trust	2.990%	N/A	$512,851
	Total Collateral Held for Securities Loaned
	(cost $512,851)			512,851

		Interest	Maturity
Shares	Short-Term Investments (0.9%)	Rate (+)	Date	Value
259,800	Thrivent Money Market Portfolio	3.110%	N/A	$259,800
	Total Short-Term Investments (at amortized cost)			259,800
	Total Investments (cost $25,416,635) 101.7%			$27,899,185
	Other Assets and Liabilities, Net (1.7%)			(463,334)
	Total Net Assets 100.0%			$27,435,851

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)
Accenture, Ltd.	17	$35.00	April 2008	($1,870)	$494
Apollo Group, Inc.	3	45.00	April 2008	(570)	177
Apollo Group, Inc.	1	50.00	April 2008	(59)	0
Google, Inc.	1	460.00	April 2008	(1,110)	447
International Game Technology	3	45.00	April 2008	(135)	253
Total Call Options Written					$1,371

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,138,103
Gross unrealized depreciation	(1,655,553)
Net unrealized appreciation (depreciation)	$2,482,550
Cost for federal income tax purposes	$25,416,635

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (99.5%)	Value	Shares	Common Stock (99.5%)	Value
Consumer Discretionary (9.9%)			177,435	Transocean, Inc. #*	$23,989,212
102,000	Abercrombie & Fitch Company *	$7,460,280	68,400	Ultra Petroleum Corporation #	5,301,000
191,950	Amazon.com, Inc. #*	13,686,035	272,900	Weatherford International, Ltd. #*	19,777,063
131,050	Apollo Group, Inc. #~	5,661,360	257,853	XTO Energy, Inc.	15,950,787
299,700	Burger King Holdings, Inc.	8,289,702		Total Energy	185,630,741
413,750	Comcast Corporation *	8,001,925
118,300	Focus Media Holding, Ltd. ADR #	4,158,245	Financials (8.7%)
445,800	International Game Technology ~	17,925,618	291,000	Bank of New York Mellon Corporation	12,143,430
309,000	Kohl’s Corporation #*	13,253,010	215,400	Capital One Financial Corporation *	10,601,988
156,150	Las Vegas Sands Corporation #*	11,498,886	703,900	Charles Schwab Corporation	13,254,437
264,250	Liberty Global, Inc. *	9,005,640	437,200	Citigroup, Inc.	9,364,824
410,850	Lowe’s Companies, Inc.	9,424,899	26,250	CME Group, Inc. *	12,313,875
151,900	Marriott International, Inc.	5,219,284	112,150	Franklin Resources, Inc.	10,877,428
375,500	McDonald’s Corporation *	20,941,635	157,850	Goldman Sachs Group, Inc.	26,106,812
491,150	News Corporation *	9,351,496	68,450	IntercontinentalExchange, Inc. #	8,932,725
218,050	NIKE, Inc.	14,827,400	455,950	J.P. Morgan Chase & Company	19,583,052
314,550	Royal Caribbean Cruises, Ltd. *	10,348,695	57,050	Jones Lang LaSalle, Inc. *	4,412,247
240,250	Scientific Games Corporation #*	5,071,678	150,450	Lehman Brothers Holdings, Inc. *	5,662,938
533,900	Staples, Inc.	11,804,529	155,250	MetLife, Inc.	9,355,365
343,650	Starbucks Corporation #	6,013,875	225,200	Morgan Stanley	10,291,640
65,800	Toyota Motor Corporation ADR	6,638,562	135,500	Nymex Holdings, Inc. *	12,280,365
49,650	Wynn Resorts, Ltd. *	4,996,776	173,150	State Street Corporation	13,678,850
309,400	Yum! Brands, Inc. *	11,512,774	212,500	T. Rowe Price Group, Inc. *	10,625,000
	Total Consumer Discretionary	215,092,304		Total Financials	189,484,976

Consumer Staples (7.7%)			Health Care (16.6%)
276,650	Altria Group, Inc.	6,141,630	410,800	Abbott Laboratories	22,655,620
69,950	Bunge, Ltd. *	6,077,256	307,500	Aetna, Inc.	12,942,675
520,950	Coca-Cola Company *	31,710,226	105,600	Alcon, Inc. *	15,021,600
303,550	Colgate-Palmolive Company	23,649,580	269,950	Allergan, Inc. *	15,222,480
253,200	Costco Wholesale Corporation *	16,450,404	451,396	Baxter International, Inc.	26,099,717
741,900	CVS/Caremark Corporation	30,054,369	312,950	Bristol-Myers Squibb Company	6,665,835
136,400	Energizer Holdings, Inc. #	12,341,472	174,250	Cardinal Health, Inc.	9,149,868
209,050	Molson Coors Brewing Company	10,989,758	238,350	Celgene Corporation #	14,608,472
276,650	Philip Morris International, Inc. #	13,992,957	219,550	Express Scripts, Inc. #	14,121,456
292,750	Wal-Mart Stores, Inc. *	15,422,070	301,700	Genentech, Inc. #*	24,492,006
	Total Consumer Staples	166,829,722	125,015	Genzyme Corporation #	9,318,618
			937,900	Gilead Sciences, Inc. #	48,329,987
Energy (8.5%)			240,250	Hologic, Inc. #*	13,357,900
68,000	Arch Coal, Inc.	2,958,000	34,300	Intuitive Surgical, Inc. #*	11,125,205
260,700	Cameron International Corporation #	10,855,548	384,850	Merck & Company, Inc.	14,605,058
132,500	Devon Energy Corporation	13,823,725	462,350	Pfizer, Inc.	9,676,986
68,400	Diamond Offshore Drilling, Inc.	7,961,760	387,650	Schering-Plough Corporation	5,586,036
94,900	FMC Technologies, Inc. #*	5,398,861	38,550	Shire Pharmaceuticals Group plc ADR *	2,234,358
560,500	Halliburton Company	22,044,465	346,200	St. Jude Medical, Inc. #	14,952,378
225,000	Holly Corporation	9,767,250	428,400	Teva Pharmaceutical Industries,
204,000	Noble Corporation	10,132,680		Ltd. ADR	19,787,796
273,200	Occidental Petroleum Corporation	19,990,044	546,408	Thermo Electron Corporation #*	31,057,831
173,150	Petroleo Brasileiro SA ADR	17,680,346	161,500	UnitedHealth Group, Inc.	5,549,140

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (99.5%)	Value	Shares	Common Stock (99.5%)	Value
Health Care — continued			1,307,400	Intel Corporation	$27,690,732
125,100	WellPoint, Inc. #	$5,520,663	75,300	International Business Machines
136,550	Zimmer Holdings, Inc. #	10,631,783		Corporation	8,670,042
	Total Health Care	362,713,468	1,061,500	Marvell Technology Group, Ltd. #	11,549,120
			41,300	MasterCard, Inc. *	9,209,487
Industrials (11.0%)			2,048,800	Microsoft Corporation	58,144,944
111,950	AGCO Corporation #*	6,703,566	17,250	NAVTEQ Corporation #	1,173,000
86,100	CSX Corporation	4,827,627	312,500	NETAPP, Inc. #	6,265,625
239,650	Danaher Corporation *	18,220,590	245,500	Nice Systems, Ltd. ADR	6,928,010
312,300	Deere & Company	25,121,412	265,050	Nokia Oyj ADR	8,436,542
353,400	Emerson Electric Company	18,185,964	369,875	NVIDIA Corporation #	7,319,826
81,400	Fluor Corporation	11,490,424	1,007,350	Oracle Corporation #	19,703,766
210,150	Foster Wheeler, Ltd. #	11,898,693	563,750	QUALCOMM, Inc.	23,113,750
168,450	General Dynamics Corporation	14,043,676	341,800	Research in Motion, Ltd. #	38,360,214
836,500	General Electric Company	30,958,865	39,900	Visa, Inc. #	2,488,164
300,500	Honeywell International, Inc.	16,954,210	596,450	Yahoo!, Inc. #	17,255,298
187,650	McDermott International, Inc. #	10,286,973		Total Information Technology	603,664,949
72,600	Northrop Grumman Corporation	5,649,006
593,350	Northwest Airlines Corporation #*	5,334,216	Materials (6.3%)
144,650	Oshkosh Corporation	5,247,902	129,600	Agrium, Inc.	8,049,456
190,300	Precision Castparts Corporation	19,425,824	176,200	Air Products and Chemicals, Inc.	16,210,400
222,800	Raytheon Company	14,395,108	123,150	E.I. du Pont de Nemours and Company	5,758,494
125,100	Suntech Power Holdings		208,400	Freeport-McMoRan Copper
	Company, Ltd. #	5,074,056		& Gold, Inc. *	20,052,248
247,950	UAL Corporation *	5,338,364	466,550	Monsanto Company	52,020,325
92,900	Union Pacific Corporation	11,647,802	160,900	Potash Corporation of
	Total Industrials	240,804,278		Saskatchewan, Inc.	24,973,289
			83,550	United States Steel Corporation *	10,599,988
Information Technology (27.7%)				Total Materials	137,664,200
466,550	Accenture, Ltd. ~	16,408,564
676,240	Adobe Systems, Inc. #	24,067,382	Telecommunications Services (3.1%)
437,450	Apple Computer, Inc. #	62,774,074	486,050	America Movil SA de CV ADR	30,956,524
230,200	Applied Materials, Inc.	4,491,202	252,700	Crown Castle International
690,100	Broadcom Corporation #	13,298,227		Corporation #*	8,715,623
2,462,000	Cisco Systems, Inc. #	59,309,580	104,150	Mobile Telesystems ADR	7,899,778
871,700	Corning, Inc.	20,955,668	257,050	NII Holdings, Inc. #*	8,169,049
427,200	Dell, Inc. #	8,509,824	1,073,950	Sprint Nextel Corporation	7,184,726
574,300	eBay, Inc. #	17,137,112	160,500	Tim Participacoes SA ADR *	5,182,545
287,870	Electronic Arts, Inc. #	14,370,470		Total Telecommunications
1,078,200	EMC Corporation #	15,461,388		Services	68,108,245
379,350	F5 Networks, Inc. #	6,892,790
137,802	Google, Inc. #~	60,697,647		Total Common Stock
722,350	Hewlett-Packard Company	32,982,501		(cost $2,033,011,114)	2,169,992,883

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (15.8%)	Rate (+)	Date	Value
344,239,715	Thrivent Financial Securities Lending Trust	2.990%	N/A	$344,239,715
	Total Collateral Held for Securities Loaned
	(cost $344,239,715)			344,239,715

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (1.7%)	Rate (+)	Date	Value
$16,135,000	Rabobank USA Finance Corporation	2.490%	4/1/2008	$16,135,000
20,087,502	Thrivent Money Market Portfolio	3.110	N/A	20,087,502
	Total Short-Term Investments (at amortized cost)			36,222,502
	Total Investments (cost $2,413,473,331) 117.0%			$2,550,455,100
	Other Assets and Liabilities, Net (17.0%)			(369,894,554)
	Total Net Assets 100.0%			$2,180,560,546

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)
Accenture, Ltd.	1,208	$35.00	April 2008	($132,880)	$35,127
Apollo Group, Inc.	200	45.00	April 2008	(38,000)	11,799
Apollo Group, Inc.	80	50.00	April 2008	(4,684)	0
Google, Inc.	57	460.00	April 2008	(63,270)	25,478
International Game Technology	237	45.00	April 2008	(10,665)	19,960
Total Call Options Written					$92,364

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$296,565,736
Gross unrealized depreciation	(159,583,967)
Net unrealized appreciation (depreciation)	$136,981,769
Cost for federal income tax purposes	$2,413,473,331

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Partner Growth Stock Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (99.4%)	Value	Shares	Common Stock (99.4%)	Value
Consumer Discretionary (9.5%)			9,200	Franklin Resources, Inc.	$892,308
14,500	Amazon.com, Inc. #*	$1,033,850	3,200	Goldman Sachs Group, Inc.	529,248
6,800	B2W Compania Global do Varejo	231,898	14,900	Moody’s Corporation *	518,967
11,900	Bed Bath & Beyond, Inc. #	351,050	7,600	Northern Trust Corporation	505,172
33,509	Expedia, Inc. #*	733,512	4,200	Prudential Financial, Inc.	328,650
18,500	International Game Technology *	743,885	17,400	Redecard SA	286,083
9,000	Kohl’s Corporation #	386,010	21,200	State Street Corporation	1,674,800
11,000	Las Vegas Sands Corporation #*	810,040		Total Financials	7,692,546
13,600	Lojas Renner SA	252,980
11,100	Marriott International, Inc.	381,396	Health Care (17.1%)
48,800	McGraw-Hill Companies, Inc.	1,803,160	29,000	Aetna, Inc.	1,220,610
1,188	MGM MIRAGE #	69,819	4,600	Alcon, Inc.	654,350
31,800	Naspers, Ltd.	555,023	15,300	Allergan, Inc.	862,767
28,800	Shaw Communications, Inc.	523,584	8,900	Becton, Dickinson and Company	764,065
36,200	Yum! Brands, Inc. *	1,347,002	5,600	Celgene Corporation #	343,224
	Total Consumer Discretionary	9,223,209	17,500	CIGNA Corporation	709,975
			18,200	Covidien, Ltd.	805,350
Consumer Staples (9.5%)			16,600	Genentech, Inc. #	1,347,588
14,600	Costco Wholesale Corporation	948,562	32,400	Gilead Sciences, Inc. #	1,669,572
62,837	CVS/Caremark Corporation	2,545,527	7,500	Humana, Inc. #	336,450
6,597	Groupe Danone	589,892	900	Intuitive Surgical, Inc. #	291,915
7,297	InBev NV	640,552	13,500	Laboratory Corporation of America
567	Nestle SA	283,411		Holdings #	994,680
11,500	PepsiCo, Inc.	830,300	10,000	McKesson Corporation	523,700
18,937	Procter & Gamble Company	1,326,916	10,600	Medco Health Solutions, Inc. #	464,174
7,819	Reckitt Benckiser Group plc	433,563	28,100	Medtronic, Inc.	1,359,197
25,200	SYSCO Corporation *	731,304	9,400	Merck & Company, Inc.	356,730
10,400	Walgreen Company	396,136	2,668	Roche Holding AG	502,838
15,600	Whole Foods Market, Inc. *	514,332	22,300	Schering-Plough Corporation	321,343
	Total Consumer Staples	9,240,495	13,900	St. Jude Medical, Inc. #	600,341
			9,800	Stryker Corporation	637,490
Energy (10.2%)			25,100	WellPoint, Inc. #	1,107,663
15,200	Baker Hughes, Inc.	1,041,200	9,400	Zimmer Holdings, Inc. #	731,884
5,900	Chevron Corporation	503,624		Total Health Care	16,605,906
8,500	EOG Resources, Inc.	1,020,000
17,100	Exxon Mobil Corporation	1,446,318	Industrials (9.7%)
6,700	Murphy Oil Corporation	550,338	36,500	Danaher Corporation *	2,775,095
9,300	Petroleo Brasileiro SA ADR	787,617	5,600	Deere & Company	450,464
32,900	Schlumberger, Ltd.	2,862,300	13,500	Expeditors International of
4,000	Suncor Energy, Inc.	385,400		Washington, Inc. *	609,930
18,426	Total SA	1,365,098	5,500	Fastenal Company *	252,615
	Total Energy	9,961,895	15,600	Foster Wheeler, Ltd. #	883,272
			11,100	General Dynamics Corporation	925,407
Financials (7.9%)			46,900	General Electric Company	1,735,769
10,500	Assurant, Inc.	639,030	5,900	Joy Global, Inc.	384,444
2,300	BlackRock, Inc.	469,614	10,800	McDermott International, Inc. #	592,056
64,400	Bovespa Holding SA	871,659	6,182	Schneider Electric SA #	798,617
19,500	Charles Schwab Corporation *	367,185		Total Industrials	9,407,669
1,300	CME Group, Inc.	609,830

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Partner Growth Stock Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (99.4%)	Value	Shares	Common Stock (99.4%)	Value

Information Technology (23.9%)			Materials (5.1%)
33,500	Accenture, Ltd.	$1,178,195	37,087	BHP Billiton, Ltd. *	$1,218,726
12,800	Amdocs, Ltd. #	363,008	7,500	Freeport-McMoRan Copper & Gold, Inc.	721,650
15,400	Apple Computer, Inc. #	2,209,900	27,400	Kinross Gold Corporation	605,814
23,000	Autodesk, Inc. #	724,040	11,100	Monsanto Company	1,237,650
26,400	Automatic Data Processing, Inc.	1,119,096	13,600	Praxair, Inc.	1,145,528
50,600	Cisco Systems, Inc. #	1,218,954		Total Materials	4,929,368
44,300	Corning, Inc.	1,064,972
25,000	Dell, Inc. #	498,000	Telecommunications Services (5.8%)
10,200	Dolby Laboratories, Inc. #	369,852	25,200	America Movil SA de CV ADR	1,604,988
15,400	Electronic Arts, Inc. #	768,768	30,900	American Tower Corporation #	1,211,589
27,500	EMC Corporation #	394,350	43,200	Crown Castle International
6,000	Google, Inc. #	2,642,820		Corporation #*	1,489,968
58,300	Hon Hai Precision Industry		5,600	Leap Wireless International, Inc. #*	260,960
	Company, Ltd.	659,904	8,900	Metropcs Communications, Inc.	151,300
8,300	Infosys Technologies, Ltd. ADR *	296,891	26,300	Rogers Communications, Inc.	944,696
22,500	Intel Corporation	476,550		Total Telecommunications
24,500	Juniper Networks, Inc. #	612,500		Services	5,663,501
58,600	Marvell Technology Group, Ltd. #	637,568
2,200	MasterCard, Inc. *	490,578	Utilities (0.7%)
2,300	McAfee, Inc. #	76,107	40,000 AES Corporation #		666,800
83,375	Microsoft Corporation	2,366,182		Total Utilities	666,800
3,500	Nintendo Company, Ltd.	1,831,216
24,500	QUALCOMM, Inc.	1,004,500
42,200	Tencent Holdings, Ltd.	243,521		Total Common Stock
35,400	VeriSign, Inc. #*	1,176,696		(cost $82,620,041)	96,576,349
12,200	Visa, Inc. #	760,792
	Total Information Technology	23,184,960

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Partner Growth Stock Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (9.6%)	Rate (+)	Date	Value
9,348,973	Thrivent Financial Securities Lending Trust	2.990%	N/A	$9,348,973
	Total Collateral Held for Securities Loaned
	(cost $9,348,973)			9,348,973

		Interest	Maturity
Shares	Short-Term Investments (0.5%)	Rate (+)	Date	Value
464,374	Thrivent Money Market Portfolio	3.110%	N/A	$464,374
	Total Short-Term Investments (at amortized cost)			464,374
	Total Investments (cost $92,433,388) 109.5%			$106,389,696
	Other Assets and Liabilities, Net (9.5%)			(9,224,562)
	Total Net Assets 100.0%			$97,165,134

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$19,708,732
Gross unrealized depreciation	(5,752,424)
Net unrealized appreciation (depreciation)	$13,956,308
Cost for federal income tax purposes	$92,433,388

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value
Consumer Discretionary (8.6%)			Financials (22.8%)
85,900	BorgWarner, Inc.	$3,696,277	56,300	ACE, Ltd.	$3,099,878
111,800	Carnival Corporation	4,525,664	97,100	Ameriprise Financial, Inc.	5,034,635
81,550	CBS Corporation	1,800,624	444,650	Bank of America Corporation	16,856,682
177,050	Comcast Corporation	3,424,147	391,483	Bank of New York Mellon Corporation	16,336,586
509,400	Gap, Inc. *	10,024,992	90,600	Capital One Financial Corporation *	4,459,332
166,100	General Motors Corporation *	3,164,205	128,800	Chubb Corporation	6,373,024
114,900	McDonald’s Corporation	6,407,973	568,345	Citigroup, Inc.	12,173,950
442,200	News Corporation	8,291,250	70,400	City National Corporation	3,481,984
51,400	NIKE, Inc. *	3,495,200	25,900	Everest Re Group, Ltd.	2,318,827
108,700	Omnicom Group, Inc.	4,802,366	128,675	Federal Home Loan Mortgage
445,300	Pacific Sunwear of California, Inc. #	5,615,233		Corporation	3,258,051
340,900	Time Warner, Inc. *	4,779,418	86,300	Federal National Mortgage Association	2,271,416
184,000	TJX Companies, Inc.	6,084,880	32,500	Goldman Sachs Group, Inc.	5,375,175
96,600	Viacom, Inc. #	3,827,292	32,415	Hartford Financial Services Group, Inc.	2,456,085
193,700	Walt Disney Company	6,078,306	664,600	Hudson City Bancorp, Inc. *	11,750,128
55,800	Whirlpool Corporation *	4,842,324	59,700	iShares Nasdaq Biotechnology
	Total Consumer Discretionary	80,860,151		Index Fund *	4,525,857
			651,852	J.P. Morgan Chase & Company	27,997,043
Consumer Staples (10.7%)			48,900	Lehman Brothers Holdings, Inc. *	1,840,596
268,600	Altria Group, Inc.	5,962,920	175,200	Merrill Lynch & Company, Inc.	7,137,648
121,600	Anheuser-Busch Companies, Inc.	5,769,920	147,800	Morgan Stanley *	6,754,460
312,700	ConAgra Foods, Inc. *	7,489,165	46,900	PNC Financial Services Group, Inc.	3,075,233
129,100	Costco Wholesale Corporation	8,387,627	197,500	Principal Financial Group, Inc. *	11,004,700
61,200	Diageo plc ADR	4,976,784	117,800	Raymond James Financial, Inc.	2,707,044
326,300	General Mills, Inc.	19,538,844	94,300	State Street Corporation	7,449,700
109,845	Kimberly-Clark Corporation	7,090,495	453,100	Synovus Financial Corporation	5,011,286
318,400	Kraft Foods, Inc.	9,873,584	211,900	Travelers Companies, Inc.	10,139,415
268,600	Philip Morris International, Inc. #	13,585,788	174,200	U.S. Bancorp *	5,637,112
75,300	Safeway, Inc.	2,210,055	214,033	Wachovia Corporation *	5,778,891
176,400	Unilever NV ADR	5,949,972	454,400	Washington Federal, Inc. *	10,378,496
193,300	Wal-Mart Stores, Inc.	10,183,044	134,513	Washington Mutual, Inc. *	1,385,484
	Total Consumer Staples	101,018,198	325,390	Wells Fargo & Company	9,468,849
				Total Financials	215,537,567
Energy (13.0%)
81,640	Apache Corporation	9,863,745	Health Care (9.1%)
179,566	Chevron Corporation	15,327,754	249,300	Abbott Laboratories	13,748,895
170,058	ConocoPhillips	12,960,120	61,300	Aetna, Inc.	2,580,117
94,600	Devon Energy Corporation	9,869,618	130,300	Baxter International, Inc.	7,533,946
224,699	Exxon Mobil Corporation *	19,005,041	99,900	Eli Lilly and Company	5,153,841
134,500	Halliburton Company	5,289,885	104,325	Johnson & Johnson	6,767,563
184,800	Occidental Petroleum Corporation	13,521,816	161,600	McKesson Corporation	8,462,992
64,400	Royal Dutch Shell plc ADR	4,442,312	114,400	Merck & Company, Inc.	4,341,480
54,500	Schlumberger, Ltd. *	4,741,500	915,200	Pfizer, Inc.	19,155,136
240,000	Sunoco, Inc. *	12,592,800	294,300	Sanofi-Aventis ADR	11,048,022
203,200	Total SA ADR	15,038,832	63,400	WellPoint, Inc. #	2,797,842
	Total Energy	122,653,423	116,200	Wyeth	4,852,512
				Total Health Care	86,442,346

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (98.3%)	Value	Shares	Common Stock (98.3%)	Value
Industrials (10.2%)			Materials (4.4%)
307,200	AMR Corporation *	$2,770,944	170,995	Alcoa, Inc.	$6,166,080
136,200	CSX Corporation	7,636,734	95,200	Dow Chemical Company *	3,508,120
152,300	Emerson Electric Company *	7,837,358	215,200	E.I. du Pont de Nemours
32,100	General Dynamics Corporation	2,676,177		and Company *	10,062,752
470,500	General Electric Company	17,413,205	108,240	International Paper Company *	2,944,128
173,700	Honeywell International, Inc.	9,800,154	349,300	MeadWestvaco Corporation	9,507,946
134,600	Lockheed Martin Corporation	13,365,780	84,500	Praxair, Inc.	7,117,435
37,200	Northrop Grumman Corporation	2,894,532	49,400	Rohm and Haas Company	2,671,552
207,000	Republic Services, Inc.	6,052,680		Total Materials	41,978,013
193,400	Tyco International, Ltd.	8,519,270
142,700	United Technologies Corporation	9,820,614	Telecommunications Services (5.6%)
222,200	Waste Management, Inc.	7,457,032	799,423	AT&T, Inc.	30,617,899
	Total Industrials	96,244,480	271,500	Time Warner Telecom, Inc. #*	4,205,535
			507,355	Verizon Communications, Inc. *	18,493,090
Information Technology (11.3%)				Total Telecommunications
196,700	Accenture, Ltd.	6,917,939		Services	53,316,524
144,400	Amdocs, Ltd. #	4,095,184
113,340	Applied Materials, Inc.	2,211,263	Utilities (2.6%)
247,700	Automatic Data Processing, Inc.	10,500,003	72,500	Entergy Corporation	7,908,300
123,800	Cisco Systems, Inc. #	2,982,342	100,100	Exelon Corporation	8,135,127
120,200	F5 Networks, Inc. #	2,184,034	128,100	FirstEnergy Corporation	8,790,222
259,700	Hewlett-Packard Company	11,857,902		Total Utilities	24,833,649
699,800	Intel Corporation	14,821,764
212,100	International Business Machines			Total Common Stock
	Corporation	24,421,194		(cost $895,725,816)	929,542,760
314,200	Microsoft Corporation	8,916,996
131,100	Motorola, Inc. *	1,219,230
130,290	Nokia Oyj ADR	4,147,131
175,300	Oracle Corporation #	3,428,868
55,100	Plexus Corporation #	1,545,555
228,600	Sybase, Inc. #*	6,012,180
40,700	Tyco Electronics, Ltd.	1,396,824
	Total Information Technology	106,658,409

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (13.6%)	Rate (+)	Date	Value
128,524,888	Thrivent Financial Securities Lending Trust	2.990%	N/A	$128,524,888
	Total Collateral Held for Securities Loaned
	(cost $128,524,888)			128,524,888

		Interest	Maturity
Shares	Short-Term Investments (1.6%)	Rate (+)	Date	Value
15,579,364	Thrivent Money Market Portfolio	3.110%	N/A	$15,579,364
	Total Short-Term Investments (at amortized cost)			15,579,364
	Total Investments (cost $1,039,830,068) 113.5%			$1,073,647,012
	Other Assets and Liabilities, Net (13.5%)			(127,536,689)
	Total Net Assets 100.0%			$946,110,323

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$113,436,614
Gross unrealized depreciation	(79,619,670)
Net unrealized appreciation (depreciation)	$33,816,944
Cost for federal income tax purposes	$1,039,830,068

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Large Cap Stock Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (97.4%)	Value	Shares	Common Stock (97.4%)	Value
Consumer Discretionary (6.8%)			145,989	Occidental Petroleum Corporation	$10,682,015
29,100	Abercrombie & Fitch Company	$2,128,374	46,850	Petroleo Brasileiro SA ADR	4,783,854
50,200	Carnival Corporation	2,032,096	29,000	Royal Dutch Shell plc ADR *	2,000,420
79,882	Comcast Corporation	1,544,918	24,465	Schlumberger, Ltd.	2,128,455
229,700	Gap, Inc.	4,520,496	108,000	Sunoco, Inc.	5,666,760
114,100	General Motors Corporation *	2,173,605	191,529	Total SA ADR	14,175,061
100,200	Home Depot, Inc. *	2,802,594	48,940	Transocean, Inc. #	6,616,688
111,050	International Game Technology ~	4,465,320	71,650	Weatherford International, Ltd. #	5,192,476
42,300	Las Vegas Sands Corporation #	3,114,972	93,402	XTO Energy, Inc. *	5,777,848
151,250	McDonald’s Corporation	8,435,212		Total Energy	118,732,165
314,724	News Corporation	5,901,075
97,126	News Corporation	1,849,279	Financials (16.8%)
36,800	Nordstrom, Inc. *	1,199,680	6,900	Allstate Corporation	331,614
48,900	Omnicom Group, Inc. *	2,160,402	78,500	American Express Company	3,432,020
198,200	Pacific Sunwear of California, Inc. #	2,499,302	71,320	American International Group, Inc. *	3,084,590
58,000	Pulte Homes, Inc. *	843,900	83,320	Ameriprise Financial, Inc.	4,320,142
80,750	Royal Caribbean Cruises, Ltd. *	2,656,675	357,400	Bank of America Corporation	13,549,034
130,850	Staples, Inc.	2,893,094	259,988	Bank of New York Mellon Corporation	10,849,299
112,087	Time Warner, Inc.	1,571,460	40,400	Capital One Financial Corporation	1,988,488
126,235	TJX Companies, Inc.	4,174,591	95,274	Chubb Corporation	4,714,158
43,500	Viacom, Inc. #	1,723,470	267,774	Citigroup, Inc.	5,735,719
24,900	Whirlpool Corporation	2,160,822	88,389	City National Corporation	4,371,720
107,200	Yum! Brands, Inc. *	3,988,912	4,732	CME Group, Inc.	2,219,781
	Total Consumer Discretionary	64,840,249	79,542	Federal National Mortgage Association	2,093,545
			106,700	Fifth Third Bancorp *	2,232,164
Consumer Staples (7.9%)			33,440	Goldman Sachs Group, Inc.	5,530,642
212,096	Altria Group, Inc.	4,708,531	306,800	Hudson City Bancorp, Inc.	5,424,224
69,772	Anheuser-Busch Companies, Inc.	3,310,681	15,050	IntercontinentalExchange, Inc. #	1,964,025
16,550	Bunge, Ltd. *	1,437,864	26,800	iShares Nasdaq Biotechnology
84,100	Colgate-Palmolive Company	6,552,231		Index Fund *	2,031,708
304,597	ConAgra Foods, Inc.	7,295,098	477,108	J.P. Morgan Chase & Company	20,491,789
153,600	Costco Wholesale Corporation	9,979,392	42,750	Lehman Brothers Holdings, Inc. *	1,609,110
27,500	Diageo plc ADR	2,236,300	41,400	Loews Corporation	1,665,108
134,127	General Mills, Inc.	8,031,525	159,084	Merrill Lynch & Company, Inc.	6,481,082
170,046	Kraft Foods, Inc.	5,273,126	79,400	MetLife, Inc.	4,784,644
212,096	Philip Morris International, Inc. #	10,727,816	133,300	Morgan Stanley	6,091,810
92,000	Procter & Gamble Company	6,446,440	196,000	National City Corporation *	1,950,200
121,700	Unilever NV ADR *	4,104,941	42,350	Nymex Holdings, Inc. *	3,838,180
110,200	Wal-Mart Stores, Inc.	5,805,336	108,744	Principal Financial Group, Inc. *	6,059,216
	Total Consumer Staples	75,909,281	33,958	Prudential Financial, Inc.	2,657,214
			51,800	Raymond James Financial, Inc.	1,190,364
Energy (12.4%)			42,651	State Street Corporation	3,369,429
55,118	Apache Corporation	6,659,357	202,000	Synovus Financial Corporation *	2,234,120
30,315	Chevron Corporation	2,587,688	51,650	T. Rowe Price Group, Inc. *	2,582,500
138,730	ConocoPhillips	10,572,613	149,156	Travelers Companies, Inc.	7,137,115
85,200	Devon Energy Corporation	8,888,916	160,499	Wachovia Corporation *	4,333,473
305,165	Exxon Mobil Corporation	25,810,853	202,400	Washington Federal, Inc. *	4,622,816
60,500	Halliburton Company	2,379,465	204,999	Wells Fargo & Company *	5,965,471
36,400	National Oilwell Varco, Inc. #	2,125,032		Total Financials	160,936,514
54,050	Noble Corporation	2,684,664

The accompanying Notes to Financial Statements are an integral part of this schedule.
65

Large Cap Stock Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (97.4%)	Value	Shares	Common Stock (97.4%)	Value
Health Care (13.6%)			110,400	Automatic Data Processing, Inc.	$4,679,856
320,559	Abbott Laboratories	$17,678,829	170,271	Broadcom Corporation #*	3,281,122
94,150	Aetna, Inc.	3,962,774	464,430	Cisco Systems, Inc. #	11,188,119
69,010	Allergan, Inc. *	3,891,474	204,995	Corning, Inc.	4,928,080
140,583	Baxter International, Inc.	8,128,509	103,900	Dell, Inc. #	2,069,688
80,750	Cardinal Health, Inc.	4,240,182	110,267	eBay, Inc. #	3,290,367
45,800	Eli Lilly and Company	2,362,822	223,750	EMC Corporation #	3,208,575
92,976	Express Scripts, Inc. #	5,980,216	159,400	F5 Networks, Inc. #	2,896,298
366,690	Gilead Sciences, Inc. #	18,895,536	29,771	Google, Inc. #~	13,113,232
58,500	Hologic, Inc. #*	3,252,600	383,960	Hewlett-Packard Company	17,531,614
177,875	Johnson & Johnson	11,538,751	684,376	Intel Corporation	14,495,084
146,794	McKesson Corporation	7,687,602	178,158	International Business Machines
68,824	Medtronic, Inc.	3,329,017		Corporation	20,513,112
85,250	Merck & Company, Inc.	3,235,238	153,300	LSI Corporation #	758,835
407,915	Pfizer, Inc.	8,537,661	248,000	Marvell Technology Group, Ltd. #	2,698,240
164,688	Sanofi-Aventis ADR	6,182,388	660,155	Microsoft Corporation	18,735,199
87,450	St. Jude Medical, Inc. #	3,776,966	3,150	NAVTEQ Corporation #	214,200
235,672	Thermo Electron Corporation #*	13,395,596	59,300	Nokia Oyj ADR	1,887,519
53,877	UnitedHealth Group, Inc.	1,851,214	205,038	Oracle Corporation #	4,010,543
55,164	WellPoint, Inc. #	2,434,387	24,500	Plexus Corporation #	687,225
	Total Health Care	130,361,762	102,080	QUALCOMM, Inc.	4,185,280
			71,600	Research in Motion, Ltd. #	8,035,668
Industrials (10.5%)			109,100	Sybase, Inc. #*	2,869,330
194,400	AMR Corporation *	1,753,488	6,300	Visa, Inc. #	392,868
11,741	Caterpillar, Inc. *	919,203	136,450	Yahoo!, Inc. #	3,947,498
126,538	CSX Corporation	7,094,986		Total Information Technology	179,830,646
62,032	Danaher Corporation *	4,716,293
83,938	Deere & Company	6,751,973	Materials (6.3%)
99,750	Emerson Electric Company	5,133,135	61,050	Agrium, Inc.	3,791,816
21,400	Fluor Corporation	3,020,824	47,777	Air Products and Chemicals, Inc.	4,395,484
51,350	Foster Wheeler, Ltd. #	2,907,437	203,675	Alcoa, Inc.	7,344,520
395,140	General Electric Company	14,624,131	125,557	E.I. du Pont de Nemours and Company	5,871,045
214,678	Honeywell International, Inc.	12,112,133	48,964	Freeport-McMoRan Copper & Gold, Inc.	4,711,316
70,495	Lockheed Martin Corporation	7,000,154	251,996	MeadWestvaco Corporation	6,859,331
48,787	Precision Castparts Corporation	4,980,177	119,813	Monsanto Company	13,359,150
63,600	Raytheon Company	4,109,196	33,700	Potash Corporation of
38,500	Suntech Power Holdings			Saskatchewan, Inc.	5,230,577
	Company, Ltd. #	1,561,560	101,959	Praxair, Inc.	8,588,007
86,200	Tyco International, Ltd.	3,797,110		Total Materials	60,151,246
94,024	UAL Corporation	2,024,337
34,096	Union Pacific Corporation	4,274,956	Telecommunications Services (3.3%)
92,168	United Technologies Corporation	6,343,002	143,161	America Movil SA de CV ADR	9,117,924
224,074	Waste Management, Inc.	7,519,923	360,900	AT&T, Inc. ‡	13,822,470
	Total Industrials	100,644,018	76,900	Crown Castle International
				Corporation #*	2,652,281
Information Technology (18.8%)			77,359	NII Holdings, Inc. #	2,458,469
314,556	Accenture, Ltd. ~	11,062,935	253,076	Time Warner Telecom, Inc. #*	3,920,147
135,853	Adobe Systems, Inc. #	4,835,008		Total Telecommunications
66,200	Amdocs, Ltd. #	1,877,432		Services	31,971,291
86,674	Apple Computer, Inc. #	12,437,719

The accompanying Notes to Financial Statements are an integral part of this schedule.
66

Large Cap Stock Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (97.4%)	Value
Utilities (1.0%)
279,682	Southern Company *	$9,959,476
	Total Utilities	9,959,476

	Total Common Stock
	(cost $909,767,651)	933,336,648

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (10.3%)	Rate (+)	Date	Value
99,158,427	Thrivent Financial Securities Lending Trust	2.990%	N/A	$99,158,427
	Total Collateral Held for Securities Loaned
	(cost $99,158,427)			99,158,427

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.7%)	Rate (+)	Date	Value
$3,180,000	Federal National Mortgage Association ‡	4.030%	5/16/2008	$3,164,084
22,588,087	Thrivent Money Market Portfolio	3.110	N/A	22,588,087
	Total Short-Term Investments (at amortized cost)			25,752,171
	Total Investments (cost $1,034,678,249) 110.4%			$1,058,247,246
	Other Assets and Liabilities, Net (10.4%)			(99,447,200)
	Total Net Assets 100.0%			$958,800,046

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
S&P 500 Index Futures	20	June 2008	$6,576,475	$6,620,000	$43,525
Total Futures					$43,525

The accompanying Notes to Financial Statements are an integral part of this schedule.
67

Large Cap Stock Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)
Accenture, Ltd.	307	$35.00	April 2008	($33,770)	$8,927
Google, Inc.	16	460.00	April 2008	(17,760)	7,152
International Game Technology	44	45.00	April 2008	(1,980)	3,706
Total Call Options Written					$19,785

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At March 31, 2008, $3,164,084 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $13,822,470 of investments were earmarked as collateral to cover open financial futures contracts.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$96,383,886
Gross unrealized depreciation	(72,814,889)
Net unrealized appreciation (depreciation)	$23,568,997
Cost for federal income tax purposes	$1,034,678,249

The accompanying Notes to Financial Statements are an integral part of this schedule.
68

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (96.7%)	Value	Shares	Common Stock (96.7%)	Value
Consumer Discretionary (8.4%)			4,600	Liz Claiborne, Inc.	$83,490
4,000	Abercrombie & Fitch Company	$292,560	66,300	Lowe’s Companies, Inc.	1,520,922
14,000	Amazon.com, Inc. #	998,200	19,568	Macy’s Group, Inc	451,238
6,200	Apollo Group, Inc. #	267,840	13,600	Marriott International, Inc.	467,296
6,200	AutoNation, Inc. #	92,814	16,450	Mattel, Inc.	327,355
2,000	AutoZone, Inc. #	227,660	52,200	McDonald’s Corporation	2,911,194
11,800	Bed Bath & Beyond, Inc. #	348,100	14,700	McGraw-Hill Companies, Inc.	543,165
15,925	Best Buy Company, Inc.	660,250	1,800	Meredith Corporation	68,850
4,200	Big Lots, Inc. #*	93,660	6,600	New York Times Company *	124,608
2,800	Black & Decker Corporation	185,080	12,573	Newell Rubbermaid, Inc.	287,545
4,000	Brunswick Corporation	63,880	104,400	News Corporation	1,957,500
19,800	Carnival Corporation	801,504	17,300	NIKE, Inc.	1,176,400
30,972	CBS Corporation	683,862	8,100	Nordstrom, Inc.	264,060
5,500	Centex Corporation	133,155	12,400	Office Depot, Inc. #	137,020
22,500	Clear Channel Communications, Inc. *	657,450	3,500	OfficeMax, Inc.	66,990
15,900	Coach, Inc. #	479,385	14,600	Omnicom Group, Inc. *	645,028
136,615	Comcast Corporation	2,642,134	2,700	Polo Ralph Lauren Corporation	157,383
12,400	D.R. Horton, Inc. *	195,300	9,700	Pulte Homes, Inc.	141,135
6,550	Darden Restaurants, Inc.	213,202	6,000	RadioShack Corporation	97,500
2,600	Dillard’s, Inc. *	44,746	3,332	Sears Holdings Corporation #*	340,164
32,300	DIRECTV Group, Inc. #	800,717	4,700	Sherwin-Williams Company	239,888
4,100	E.W. Scripps Company	172,241	2,700	Snap-On, Inc.	137,295
13,100	Eastman Kodak Company	231,477	3,600	Stanley Works	171,432
9,400	Expedia, Inc. #*	205,766	31,775	Staples, Inc.	702,545
6,400	Family Dollar Stores, Inc.	124,800	33,200	Starbucks Corporation #*	581,000
100,100	Ford Motor Company #*	572,572	8,700	Starwood Hotels & Resorts
7,000	Fortune Brands, Inc.	486,500		Worldwide, Inc.	450,225
7,300	GameStop Corporation	377,483	37,100	Target Corporation *	1,880,228
10,500	Gannett Company, Inc.	305,025	5,900	Tiffany & Company	246,856
20,562	Gap, Inc.	404,660	162,250	Time Warner, Inc. *	2,274,745
25,600	General Motors Corporation	487,680	19,800	TJX Companies, Inc.	654,786
7,600	Genuine Parts Company	305,672	4,000	VF Corporation	310,040
10,900	Goodyear Tire & Rubber Company #*	281,220	29,072	Viacom, Inc. #	1,151,833
14,800	H&R Block, Inc.	307,248	85,447	Walt Disney Company	2,681,327
10,800	Harley-Davidson, Inc. *	405,000	270	Washington Post Company	178,605
2,700	Harman International Industries, Inc.	117,558	4,000	Wendy’s International, Inc.	92,240
6,550	Hasbro, Inc.	182,745	3,458	Whirlpool Corporation *	300,068
76,600	Home Depot, Inc. *	2,142,502	8,072	Wyndham Worldwide Corporation	166,929
8,300	IAC InterActiveCorp #*	172,308	21,580	Yum! Brands, Inc.	802,992
14,100	International Game Technology	566,961		Total Consumer Discretionary	45,219,621
21,467	Interpublic Group of Companies, Inc. #*	180,537
10,000	J.C. Penney Company, Inc.		Consumer Staples (10.7%)
	(Holding Company)	377,100	95,600	Altria Group, Inc. ‡	2,122,320
26,900	Johnson Controls, Inc.	909,220	32,400	Anheuser-Busch Companies, Inc.	1,537,380
4,000	Jones Apparel Group, Inc.	53,680	29,168	Archer-Daniels-Midland Company	1,200,555
3,500	KB Home *	86,555	19,300	Avon Products, Inc.	763,122
14,200	Kohl’s Corporation #*	609,038	3,900	Brown-Forman Corporation	258,258
7,700	Leggett & Platt, Inc. *	117,425	10,000	Campbell Soup Company	339,500
6,400	Lennar Corporation	120,384	6,400	Clorox Company	362,496
14,204	Limited Brands, Inc. *	242,888	90,700	Coca-Cola Company *	5,520,909

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (96.7%)	Value	Shares	Common Stock (96.7%)	Value

Consumer Staples — continued			39,900	Halliburton Company	$1,569,267
13,200	Coca-Cola Enterprises, Inc.	$319,440	12,600	Hess Corporation *	1,111,068
23,100	Colgate-Palmolive Company	1,799,721	32,168	Marathon Oil Corporation *	1,466,861
22,200	ConAgra Foods, Inc.	531,690	8,600	Murphy Oil Corporation	706,404
8,900	Constellation Brands, Inc. #	157,263	12,800	Nabors Industries, Ltd. #	432,256
19,700	Costco Wholesale Corporation	1,279,909	16,200	National Oilwell Varco, Inc. #	945,756
64,944	CVS/Caremark Corporation	2,630,881	12,100	Noble Corporation	601,007
6,900	Dean Foods Company *	138,621	7,800	Noble Energy, Inc.	567,840
5,200	Estee Lauder Companies, Inc.	238,420	37,300	Occidental Petroleum Corporation	2,729,241
15,300	General Mills, Inc.	916,164	12,300	Peabody Energy Corporation	627,300
14,400	H.J. Heinz Company	676,368	6,900	Range Resources Corporation	437,805
7,700	Hershey Company *	290,059	5,100	Rowan Companies, Inc.	210,018
11,900	Kellogg Company	625,464	54,300	Schlumberger, Ltd. *	4,724,100
18,992	Kimberly-Clark Corporation	1,225,934	9,100	Smith International, Inc. *	584,493
69,552	Kraft Foods, Inc.	2,156,808	28,804	Spectra Energy Corporation	655,291
30,500	Kroger Company	774,700	5,400	Sunoco, Inc.	283,338
5,900	McCormick & Company, Inc.	218,123	6,200	Tesoro Petroleum Corporation *	186,000
6,300	Molson Coors Brewing Company	331,191	14,407	Transocean, Inc. #	1,947,826
6,300	Pepsi Bottling Group, Inc.	213,633	24,200	Valero Energy Corporation	1,188,462
72,670	PepsiCo, Inc.	5,246,774	15,300	Weatherford International, Ltd. #	1,108,791
95,600	Philip Morris International, Inc. #	4,835,448	26,500	Williams Companies, Inc.	873,970
139,660	Procter & Gamble Company	9,785,976	23,150	XTO Energy, Inc.	1,432,059
7,800	Reynolds American, Inc. *	460,434		Total Energy	69,176,039
20,000	Safeway, Inc.	587,000
32,400	Sara Lee Corporation	452,952	Financials (16.2%)
9,581	SUPERVALU, Inc.	287,238	15,000	ACE, Ltd.	825,900
27,400	SYSCO Corporation *	795,148	21,500	AFLAC, Inc. ‡	1,396,425
12,500	Tyson Foods, Inc.	199,375	25,382	Allstate Corporation	1,219,859
6,800	UST, Inc. *	370,736	13,100	Ambac Financial Group, Inc. *	75,325
44,900	Walgreen Company	1,710,241	8,900	American Capital Strategies, Ltd. *	304,024
107,200	Wal-Mart Stores, Inc.	5,647,296	52,400	American Express Company ‡	2,290,928
6,400	Whole Foods Market, Inc. *	211,008	114,440	American International Group, Inc.	4,949,530
9,875	William Wrigley Jr. Company *	620,545	10,300	Ameriprise Financial, Inc.	534,055
	Total Consumer Staples	57,839,100	13,925	Aon Corporation	559,785
			4,211	Apartment Investment &
Energy (12.8%)				Management Company	150,796
21,172	Anadarko Petroleum Corporation	1,334,471	4,500	Assurant, Inc.	273,870
15,020	Apache Corporation	1,814,716	3,500	Avalonbay Communities, Inc.	337,820
14,000	Baker Hughes, Inc.	959,000	201,618	Bank of America Corporation	7,643,338
13,300	BJ Services Company	379,183	51,752	Bank of New York Mellon Corporation	2,159,611
10,000	Cameron International Corporation #	416,400	24,700	BB&T Corporation	791,882
20,700	Chesapeake Energy Corporation	955,305	5,431	Bear Stearns Companies, Inc.	56,971
94,196	Chevron Corporation	8,040,571	5,500	Boston Properties, Inc. *	506,385
70,849	ConocoPhillips	5,399,402	16,873	Capital One Financial Corporation *	830,489
8,200	CONSOL Energy, Inc.	567,358	7,900	CB Richard Ellis Group, Inc. #*	170,956
20,100	Devon Energy Corporation	2,097,033	42,525	Charles Schwab Corporation *	800,746
31,818	El Paso Corporation	529,452	16,900	Chubb Corporation	836,212
6,600	ENSCO International, Inc.	413,292	7,538	Cincinnati Financial Corporation	286,746
11,200	EOG Resources, Inc. *	1,344,000	8,700	CIT Group, Inc.	103,095
242,808	Exxon Mobil Corporation	20,536,703	236,239	Citigroup, Inc.	5,060,239

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (96.7%)	Value	Shares	Common Stock (96.7%)	Value

Financials — continued			11,800	ProLogis Trust *	$694,548
2,400	CME Group, Inc.	$1,125,840	20,200	Prudential Financial, Inc.	1,580,650
6,850	Comerica, Inc.	240,298	5,700	Public Storage, Inc.	505,134
26,300	Countrywide Financial Corporation *	144,650	31,477	Regions Financial Corporation	621,671
5,500	Developers Diversified Realty		4,100	SAFECO Corporation	179,908
	Corporation	230,340	10,100	Simon Property Group, Inc. *	938,391
21,725	Discover Financial Services	355,638	21,100	SLM Corporation #	323,885
20,900	E*TRADE Financial Corporation #*	80,674	16,410	Sovereign Bancorp, Inc. *	152,941
12,300	Equity Residential REIT	510,327	17,500	State Street Corporation	1,382,500
29,300	Federal Home Loan Mortgage		16,000	SunTrust Banks, Inc.	882,240
	Corporation	741,876	12,068	T. Rowe Price Group, Inc.	603,400
44,400	Federal National Mortgage Association	1,168,608	4,200	Torchmark Corporation	252,462
4,000	Federated Investors, Inc.	156,640	28,081	Travelers Companies, Inc.	1,343,676
24,194	Fifth Third Bancorp *	506,138	78,485	U.S. Bancorp *	2,539,775
5,800	First Horizon National Corporation *	81,258	15,824	UnumProvident Corporation	348,286
7,100	Franklin Resources, Inc.	688,629	6,200	Vornado Realty Trust	534,502
12,100	General Growth Properties, Inc. *	461,857	89,893	Wachovia Corporation *	2,427,111
19,700	Genworth Financial, Inc.	446,008	40,053	Washington Mutual, Inc. *	412,546
17,900	Goldman Sachs Group, Inc.	2,960,481	149,600	Wells Fargo & Company	4,353,360
14,200	Hartford Financial Services Group, Inc.	1,075,934	8,000	XL Capital, Ltd.	236,400
10,900	Health Care Property Investors, Inc.	368,529	4,900	Zions Bancorporation *	223,195
23,800	Host Marriott Corporation	378,896		Total Financials	87,830,751
23,600	Hudson City Bancorp, Inc.	417,248
16,671	Huntington Bancshares, Inc.	179,213	Health Care (11.3%)
3,100	IntercontinentalExchange, Inc. #	404,550	70,100	Abbott Laboratories ‡	3,866,015
154,093	J.P. Morgan Chase & Company	6,618,294	22,496	Aetna, Inc.	946,857
6,800	Janus Capital Group, Inc.	158,236	13,800	Allergan, Inc.	778,182
18,100	KeyCorp	397,295	7,400	AmerisourceBergen Corporation	303,252
11,500	Kimco Realty Corporation *	450,455	49,340	Amgen, Inc. #‡	2,061,425
6,200	Legg Mason, Inc.	347,076	7,600	Applera Corporation (Applied
24,000	Lehman Brothers Holdings, Inc. *	903,360		Biosystems Group)	249,736
7,700	Leucadia National Corporation *	348,194	4,900	Barr Pharmaceuticals, Inc. #	236,719
12,094	Lincoln National Corporation	628,893	28,700	Baxter International, Inc.	1,659,434
19,900	Loews Corporation	800,378	11,100	Becton, Dickinson and Company	952,935
3,500	M&T Bank Corporation	281,680	13,600	Biogen Idec, Inc. #	838,984
23,600	Marsh & McLennan Companies, Inc.	574,660	60,950	Boston Scientific Corporation #	784,426
11,900	Marshall & Ilsley Corporation	276,080	89,800	Bristol-Myers Squibb Company	1,912,740
9,450	MBIA, Inc. *	115,479	4,600	C.R. Bard, Inc.	443,440
44,000	Merrill Lynch & Company, Inc.	1,792,560	16,175	Cardinal Health, Inc.	849,349
32,100	MetLife, Inc.	1,934,346	19,700	Celgene Corporation #	1,207,413
5,600	MGIC Investment Corporation *	58,968	12,700	CIGNA Corporation	515,239
9,400	Moody’s Corporation *	327,402	7,100	Coventry Health Care, Inc. #	286,485
50,050	Morgan Stanley	2,287,285	22,576	Covidien, Ltd.	998,988
28,800	National City Corporation *	286,560	44,800	Eli Lilly and Company	2,311,232
8,900	Northern Trust Corporation	591,583	11,400	Express Scripts, Inc. #	733,248
12,000	NYSE Euronext	740,520	14,100	Forest Laboratories, Inc. #	564,141
7,800	Plum Creek Timber Company, Inc.	317,460	12,100	Genzyme Corporation #	901,934
15,500	PNC Financial Services Group, Inc.	1,016,335	42,100	Gilead Sciences, Inc. #	2,169,413
11,800	Principal Financial Group, Inc.	657,496	7,280	Hospira, Inc. #	311,366
30,800	Progressive Corporation	494,956	7,700	Humana, Inc. #	345,422

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (96.7%)	Value	Shares	Common Stock (96.7%)	Value

Health Care — continued			9,700	Expeditors International of
8,400	IMS Health, Inc.	$176,484		Washington, Inc. *	$438,246
128,540	Johnson & Johnson	8,338,390	13,960	FedEx Corporation	1,293,673
11,200	King Pharmaceuticals, Inc. #	97,440	4,100	Fluor Corporation	578,756
5,100	Laboratory Corporation of America		18,200	General Dynamics Corporation	1,517,334
	Holdings #	375,768	453,200	General Electric Company	16,772,932
13,042	McKesson Corporation	683,010	5,700	Goodrich Corporation	327,807
23,686	Medco Health Solutions, Inc. #	1,037,210	33,775	Honeywell International, Inc.	1,905,586
50,900	Medtronic, Inc.	2,462,033	18,200	Illinois Tool Works, Inc.	877,786
98,200	Merck & Company, Inc.	3,726,690	12,400	Ingersoll-Rand Company *	552,792
2,500	Millipore Corporation #	168,525	8,300	ITT Corporation *	430,023
13,900	Mylan Laboratories, Inc. *	161,240	5,500	Jacobs Engineering Group, Inc. #	404,745
5,900	Patterson Companies, Inc. #	214,170	5,600	L-3 Communications Holdings, Inc.	612,304
5,400	PerkinElmer, Inc.	130,950	15,500	Lockheed Martin Corporation	1,539,150
306,853	Pfizer, Inc.	6,422,433	5,900	Manitowoc Company, Inc.	240,720
7,200	Quest Diagnostics, Inc. *	325,944	16,600	Masco Corporation	329,178
73,500	Schering-Plough Corporation	1,059,135	5,700	Monster Worldwide, Inc. #	137,997
15,584	St. Jude Medical, Inc. #	673,073	17,100	Norfolk Southern Corporation	928,872
10,900	Stryker Corporation	709,045	15,298	Northrop Grumman Corporation	1,190,337
21,600	Tenet Healthcare Corporation #	122,256	16,637	PACCAR, Inc. *	748,665
19,000	Thermo Electron Corporation #	1,079,960	5,600	Pall Corporation	196,392
56,700	UnitedHealth Group, Inc.	1,948,212	7,675	Parker-Hannifin Corporation	531,647
5,900	Varian Medical Systems, Inc. #	276,356	9,600	Pitney Bowes, Inc.	336,192
4,600	Waters Corporation #	256,220	6,300	Precision Castparts Corporation	643,104
4,800	Watson Pharmaceuticals, Inc. #	140,736	9,800	R.R. Donnelley & Sons Company	297,038
24,500	WellPoint, Inc. #	1,081,185	19,300	Raytheon Company	1,246,973
60,700	Wyeth	2,534,832	7,300	Robert Half International, Inc.	187,902
10,550	Zimmer Holdings, Inc. #	821,423	6,800	Rockwell Automation, Inc. *	390,456
	Total Health Care	61,251,095	7,400	Rockwell Collins, Inc.	422,910
			2,700	Ryder System, Inc.	164,457
Industrials (11.8%)			33,400	Southwest Airlines Company	414,160
32,100	3M Company	2,540,715	4,600	Terex Corporation #	287,500
15,400	Allied Waste Industries, Inc. #	166,474	11,200	Textron, Inc.	620,704
4,900	Avery Dennison Corporation	241,325	7,900	Trane, Inc.	362,610
34,660	Boeing Company	2,577,664	22,076	Tyco International, Ltd.	972,448
13,392	Burlington Northern Santa		11,800	Union Pacific Corporation	1,479,484
	Fe Corporation	1,235,010	46,900	United Parcel Service, Inc. *	3,424,638
7,800	C.H. Robinson Worldwide, Inc.	424,320	44,500	United Technologies Corporation	3,062,490
28,300	Caterpillar, Inc. *	2,215,607	3,100	W.W. Grainger, Inc.	236,809
6,000	Cintas Corporation	171,240	22,499	Waste Management, Inc.	755,066
8,100	Cooper Industries, Ltd.	325,215		Total Industrials	63,626,186
18,300	CSX Corporation	1,026,081
9,100	Cummins, Inc.	426,062	Information Technology (15.2%)
11,600	Danaher Corporation	881,948	25,800	Adobe Systems, Inc. #	918,222
19,700	Deere & Company	1,584,668	27,400	Advanced Micro Devices, Inc. #*	161,386
8,800	Dover Corporation	367,664	4,400	Affiliated Computer Services, Inc. #	220,484
6,800	Eaton Corporation	541,756	16,515	Agilent Technologies, Inc. #	492,642
35,700	Emerson Electric Company	1,837,122	7,500	Akamai Technologies, Inc. #*	211,200
5,900	Equifax, Inc.	203,432	14,000	Altera Corporation	258,020

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (96.7%)	Value	Shares	Common Stock (96.7%)	Value

Information Technology — continued			25,150	NVIDIA Corporation #	$497,718
13,400	Analog Devices, Inc.	$395,568	179,437	Oracle Corporation #	3,509,788
39,800	Apple Computer, Inc. #	5,711,300	14,700	Paychex, Inc.	503,622
61,400	Applied Materials, Inc.	1,197,914	6,100	QLogic Corporation #	93,635
10,400	Autodesk, Inc. #	327,392	73,100	QUALCOMM, Inc.	2,997,100
23,800	Automatic Data Processing, Inc.	1,008,882	10,300	SanDisk Corporation #	232,471
8,800	BMC Software, Inc. #	286,176	35,950	Sun Microsystems, Inc. #	558,304
21,200	Broadcom Corporation #	408,524	38,424	Symantec Corporation #	638,607
17,712	CA, Inc.	398,520	18,800	Tellabs, Inc. #	102,460
3,957	CIENA Corporation #	121,994	8,200	Teradata Corporation #	180,892
270,500	Cisco Systems, Inc. #	6,516,345	8,000	Teradyne, Inc. #	99,360
8,500	Citrix Systems, Inc. #	249,305	60,200	Texas Instruments, Inc.	1,701,854
13,000	Cognizant Technology Solutions		9,100	Total System Services, Inc. *	215,306
	Corporation #	374,790	22,076	Tyco Electronics, Ltd.	757,648
7,500	Computer Sciences Corporation #	305,925	16,100	Unisys Corporation #	71,323
12,500	Compuware Corporation #	91,750	9,600	VeriSign, Inc. #*	319,104
5,800	Convergys Corporation #	87,348	33,980	Western Union Company	722,755
71,400	Corning, Inc.	1,716,456	41,600	Xerox Corporation	622,752
101,700	Dell, Inc. #	2,025,864	13,000	Xilinx, Inc.	308,750
50,600	eBay, Inc. #	1,509,904	60,600	Yahoo!, Inc. #	1,753,158
14,300	Electronic Arts, Inc. #	713,856		Total Information Technology	81,976,356
23,100	Electronic Data Systems Corporation	384,615
95,286	EMC Corporation #	1,366,401	Materials (3.5%)
7,800	Fidelity National Information		9,800	Air Products and Chemicals, Inc.	901,600
	Services, Inc.	297,492	36,864	Alcoa, Inc.	1,329,316
7,500	Fiserv, Inc. #	360,675	4,569	Allegheny Technologies, Inc.	326,044
10,500	Google, Inc. #	4,624,935	2,600	Ashland, Inc.	122,980
111,886	Hewlett-Packard Company	5,108,715	4,500	Ball Corporation	206,730
262,700	Intel Corporation	5,563,986	4,600	Bemis Company, Inc.	116,978
62,800	International Business Machines		42,593	Dow Chemical Company	1,569,552
	Corporation	7,230,792	40,811	E.I. du Pont de Nemours and Company	1,908,322
14,800	Intuit, Inc. #	399,748	3,700	Eastman Chemical Company	231,065
9,500	Jabil Circuit, Inc.	89,870	8,000	Ecolab, Inc.	347,440
10,262	JDS Uniphase Corporation #*	137,408	17,296	Freeport-McMoRan Copper & Gold, Inc.	1,664,221
23,700	Juniper Networks, Inc. #	592,500	5,200	Hercules, Inc.	95,108
8,200	KLA-Tencor Corporation	304,220	3,700	International Flavors & Fragrances, Inc.	162,985
4,400	Lexmark International, Inc. #	135,168	19,471	International Paper Company *	529,611
10,100	Linear Technology Corporation *	309,969	7,981	MeadWestvaco Corporation	217,243
30,100	LSI Corporation #	148,995	24,778	Monsanto Company	2,762,747
10,300	MEMC Electronic Materials, Inc.	730,270	20,548	Newmont Mining Corporation	930,824
8,600	Microchip Technology, Inc. *	281,478	13,100	Nucor Corporation	887,394
34,600	Micron Technology, Inc. #	206,562	6,000	Pactiv Corporation #	157,260
363,200	Microsoft Corporation	10,307,616	7,500	PPG Industries, Inc.	453,825
6,400	Molex, Inc.	148,224	14,200	Praxair, Inc.	1,196,066
102,290	Motorola, Inc.	951,297	5,713	Rohm and Haas Company	308,959
10,300	National Semiconductor Corporation	188,696	7,352	Sealed Air Corporation	185,638
15,500	NETAPP, Inc. #	310,775	5,900	Sigma-Aldrich Corporation	351,935
16,000	Novell, Inc. #	100,640	4,500	Titanium Metals Corporation *	67,725
4,700	Novellus Systems, Inc. #	98,935	5,300	United States Steel Corporation	672,411

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (96.7%)	Value	Shares	Common Stock (96.7%)	Value

Materials — continued			26,094	Dominion Resources, Inc.	$1,065,679
5,100	Vulcan Materials Company *	$338,640	7,500	DTE Energy Company	291,675
9,600	Weyerhaeuser Company	624,384	57,408	Duke Energy Corporation	1,024,733
	Total Materials	18,667,003	22,604	Dynegy, Inc. #*	178,346
			14,800	Edison International, Inc.	725,496
Telecommunications Services (3.3%)			8,700	Entergy Corporation	948,996
18,300	American Tower Corporation #	717,543	29,924	Exelon Corporation	2,431,923
273,939	AT&T, Inc. ‡	10,491,864	13,900	FirstEnergy Corporation	953,818
4,900	CenturyTel, Inc.	162,876	18,400	FPL Group, Inc.	1,154,416
14,900	Citizens Communications Company	156,301	3,515	Integrys Energy Group, Inc.	163,940
7,001	Embarq Corporation	280,740	2,100	Nicor, Inc.	70,371
69,772	Qwest Communications		12,509	NiSource, Inc.	215,655
	International, Inc. *	316,067	9,200	Pepco Holdings, Inc.	227,424
129,220	Sprint Nextel Corporation	864,482	16,200	PG&E Corporation	596,484
130,296	Verizon Communications, Inc. *	4,749,289	4,600	Pinnacle West Capital Corporation	161,368
20,607	Windstream Corporation *	246,254	17,000	PPL Corporation	780,640
	Total Telecommunications		11,820	Progress Energy, Inc.	492,894
	Services	17,985,416	23,100	Public Service Enterprise Group, Inc.	928,389
			8,000	Questar Corporation	452,480
Utilities (3.5%)			11,875	Sempra Energy	632,700
30,300	AES Corporation #	505,101	34,700	Southern Company	1,235,667
7,600	Allegheny Energy, Inc.	383,800	9,600	TECO Energy, Inc.	153,120
9,500	Ameren Corporation	418,380	19,505	Xcel Energy, Inc.	389,125
18,260	American Electric Power Company, Inc.	760,164		Total Utilities	18,910,578
14,873	CenterPoint Energy, Inc.	212,238
10,300	CMS Energy Corporation *	139,462		Total Common Stock
12,400	Consolidated Edison, Inc.	492,280		(cost $444,907,020)	522,482,145
8,200	Constellation Energy Group, Inc.	723,814

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (10.6%)	Rate (+)	Date	Value
57,447,440	Thrivent Financial Securities Lending Trust	2.990%	N/A	$57,447,440
	Total Collateral Held for Securities Loaned
	(cost $57,447,440)			57,447,440

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (0.2%)	Rate (+)	Date	Value
$1,200,000	Federal National Mortgage Association ‡	3.858%	5/16/2008	$1,194,249
112,489	Thrivent Money Market Portfolio	3.110	N/A	112,489
	Total Short-Term Investments (at amortized cost)			1,306,738
	Total Investments (cost $503,661,198) 107.5%			$581,236,323
	Other Assets and Liabilities, Net (7.5%)			(40,404,539)
	Total Net Assets 100.0%			$540,831,784

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
S&P 500 Index Futures	54	June 2008	$18,001,520	$17,874,000	($127,520)
Total Futures					($127,520)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At March 31, 2008, $1,194,249 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $22,228,977 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$150,336,252
Gross unrealized depreciation	(72,761,127)
Net unrealized appreciation (depreciation)	$77,575,125
Cost for federal income tax purposes	$503,661,198

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (63.2%)	Value	Shares	Common Stock (63.2%)	Value
Consumer Discretionary (5.5%)			3,500	Lennar Corporation *	$65,835
2,100	Abercrombie & Fitch Company	$153,594	6,562	Limited Brands, Inc.	112,210
7,200	Amazon.com, Inc. #	513,360	3,100	Liz Claiborne, Inc.	56,265
3,400	Apollo Group, Inc. #	146,880	34,200	Lowe’s Companies, Inc.	784,548
3,700	AutoNation, Inc. #	55,389	10,400	Macy’s Group, Inc	239,824
1,100	AutoZone, Inc. #	125,213	7,200	Marriott International, Inc.	247,392
6,100	Bed Bath & Beyond, Inc. #	179,950	9,225	Mattel, Inc.	183,578
8,575	Best Buy Company, Inc.	355,520	27,500	McDonald’s Corporation	1,533,675
2,600	Big Lots, Inc. #*	57,980	7,400	McGraw-Hill Companies, Inc.	273,430
1,800	Black & Decker Corporation	118,980	700	Meredith Corporation	26,775
1,700	Brunswick Corporation	27,149	2,900	New York Times Company *	54,752
10,700	Carnival Corporation	433,136	7,126	Newell Rubbermaid, Inc.	162,972
15,662	CBS Corporation	345,817	55,100	News Corporation	1,033,125
2,300	Centex Corporation	55,683	9,200	NIKE, Inc.	625,600
11,500	Clear Channel Communications, Inc. *	336,030	4,000	Nordstrom, Inc.	130,400
8,700	Coach, Inc. #±	262,305	7,200	Office Depot, Inc. #	79,560
70,965	Comcast Corporation	1,372,463	1,400	OfficeMax, Inc.	26,796
7,300	D.R. Horton, Inc. *±	114,975	7,500	Omnicom Group, Inc. *	331,350
3,400	Darden Restaurants, Inc.	110,670	1,400	Polo Ralph Lauren Corporation	81,606
1,600	Dillard’s, Inc. *	27,536	4,100	Pulte Homes, Inc.	59,655
16,600	DIRECTV Group, Inc. #	411,514	3,400	RadioShack Corporation	55,250
2,000	E.W. Scripps Company	84,020	1,580	Sears Holdings Corporation #*	161,302
6,500	Eastman Kodak Company	114,855	2,600	Sherwin-Williams Company	132,704
5,200	Expedia, Inc. #	113,828	1,200	Snap-On, Inc.	61,020
2,900	Family Dollar Stores, Inc.	56,550	1,800	Stanley Works	85,716
54,200	Ford Motor Company #*	310,024	17,200	Staples, Inc.	380,292
3,800	Fortune Brands, Inc.	264,100	16,900	Starbucks Corporation #*	295,750
4,000	GameStop Corporation	206,840	4,300	Starwood Hotels & Resorts
5,400	Gannett Company, Inc.	156,870		Worldwide, Inc.	222,525
10,400	Gap, Inc.	204,672	20,100	Target Corporation *	1,018,668
14,100	General Motors Corporation	268,605	3,000	Tiffany & Company	125,520
4,200	Genuine Parts Company	168,924	85,850	Time Warner, Inc.	1,203,617
5,400	Goodyear Tire & Rubber Company #*	139,320	10,800	TJX Companies, Inc.	357,156
8,000	H&R Block, Inc.	166,080	2,300	VF Corporation	178,273
6,000	Harley-Davidson, Inc. *	225,000	14,962	Viacom, Inc. #	592,794
1,200	Harman International Industries, Inc.	52,248	44,687	Walt Disney Company ±	1,402,278
3,000	Hasbro, Inc. ±	83,700	130	Washington Post Company	85,995
40,000	Home Depot, Inc. *	1,118,800	2,400	Wendy’s International, Inc.	55,344
4,000	IAC InterActiveCorp #	83,040	1,959	Whirlpool Corporation *	169,985
7,400	International Game Technology	297,554	4,232	Wyndham Worldwide Corporation	87,518
12,789	Interpublic Group of Companies, Inc. #*	107,555	11,120	Yum! Brands, Inc.	413,775
5,500	J.C. Penney Company, Inc. (Holding			Total Consumer Discretionary	23,778,662
	Company)	207,405
14,400	Johnson Controls, Inc.	486,720	Consumer Staples (7.0%)
2,200	Jones Apparel Group, Inc.	29,524	50,100	Altria Group, Inc. ±	1,112,220
2,300	KB Home	56,879	17,000	Anheuser-Busch Companies, Inc.	806,650
7,500	Kohl’s Corporation #*	321,675	15,241	Archer-Daniels-Midland Company	627,320
3,600	Leggett & Platt, Inc. *	54,900	10,300	Avon Products, Inc. ±	407,262

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (63.2%)	Value	Shares	Common Stock (63.2%)	Value

Consumer Staples — continued			17,486	El Paso Corporation	$290,967
2,200	Brown-Forman Corporation	$145,684	3,600	ENSCO International, Inc.	225,432
5,000	Campbell Soup Company	169,750	6,000	EOG Resources, Inc.	720,000
3,500	Clorox Company	198,240	127,372	Exxon Mobil Corporation	10,773,120
47,500	Coca-Cola Company ±	2,891,325	20,900	Halliburton Company	821,997
6,700	Coca-Cola Enterprises, Inc.	162,140	6,500	Hess Corporation *	573,170
12,100	Colgate-Palmolive Company	942,711	16,622	Marathon Oil Corporation	757,963
11,100	ConAgra Foods, Inc.	265,845	4,600	Murphy Oil Corporation	377,844
4,300	Constellation Brands, Inc. #	75,981	7,100	Nabors Industries, Ltd. #	239,767
10,100	Costco Wholesale Corporation	656,197	8,700	National Oilwell Varco, Inc. #	507,906
34,305	CVS/Caremark Corporation	1,389,696	6,400	Noble Corporation	317,888
4,100	Dean Foods Company	82,369	4,400	Noble Energy, Inc.	320,320
2,500	Estee Lauder Companies, Inc.	114,625	19,400	Occidental Petroleum Corporation	1,419,498
8,200	General Mills, Inc.	491,016	6,200	Peabody Energy Corporation	316,200
7,250	H.J. Heinz Company	340,532	3,600	Range Resources Corporation	228,420
3,700	Hershey Company *	139,379	3,000	Rowan Companies, Inc.	123,540
6,500	Kellogg Company	341,640	28,500	Schlumberger, Ltd. *	2,479,500
9,980	Kimberly-Clark Corporation	644,209	4,900	Smith International, Inc.	314,727
36,460	Kraft Foods, Inc.	1,130,625	15,021	Spectra Energy Corporation	341,728
16,100	Kroger Company	408,940	2,900	Sunoco, Inc.	152,163
3,200	McCormick & Company, Inc.	118,304	3,500	Tesoro Petroleum Corporation *	105,000
3,000	Molson Coors Brewing Company	157,710	7,460	Transocean, Inc. #	1,008,641
3,300	Pepsi Bottling Group, Inc.	111,903	12,600	Valero Energy Corporation	618,786
38,320	PepsiCo, Inc.	2,766,704	8,100	Weatherford International, Ltd. #	587,007
50,100	Philip Morris International, Inc. #	2,534,058	13,600	Williams Companies, Inc.	448,528
73,392	Procter & Gamble Company	5,142,577	12,050	XTO Energy, Inc.	745,413
4,100	Reynolds American, Inc. *	242,023		Total Energy	36,330,264
10,200	Safeway, Inc.	299,370
16,500	Sara Lee Corporation	230,670	Financials (10.6%)
4,769	SUPERVALU, Inc.	142,975	7,900	ACE, Ltd.	434,974
13,900	SYSCO Corporation *	403,378	11,300	AFLAC, Inc. ±	733,935
6,500	Tyson Foods, Inc.	103,675	13,296	Allstate Corporation ±	639,006
3,400	UST, Inc. *	185,368	4,650	Ambac Financial Group, Inc. *	26,738
23,600	Walgreen Company	898,924	4,600	American Capital Strategies, Ltd. *	157,136
56,100	Wal-Mart Stores, Inc. ±	2,955,348	27,500	American Express Company ±	1,202,300
3,500	Whole Foods Market, Inc. *	115,395	59,902	American International Group, Inc. ±	2,590,762
5,325	William Wrigley Jr. Company *	334,623	5,340	Ameriprise Financial, Inc.	276,879
	Total Consumer Staples	30,287,361	7,250	Aon Corporation	291,450
			2,205	Apartment Investment & Management
Energy (8.4%)				Company	78,961
10,936	Anadarko Petroleum Corporation	689,296	2,300	Assurant, Inc.	139,978
7,768	Apache Corporation ±	938,530	1,900	Avalonbay Communities, Inc.	183,388
7,320	Baker Hughes, Inc. ±	501,420	106,007	Bank of America Corporation ±	4,018,725
6,700	BJ Services Company	191,017	27,301	Bank of New York Mellon Corporation ±	1,139,271
5,600	Cameron International Corporation #	233,184	12,900	BB&T Corporation	413,574
10,900	Chesapeake Energy Corporation	503,035	5,178	Bear Stearns Companies, Inc.	54,317
49,574	Chevron Corporation	4,231,637	3,000	Boston Properties, Inc. *	276,210
37,182	ConocoPhillips	2,833,640	8,665	Capital One Financial Corporation *	426,491
4,300	CONSOL Energy, Inc.	297,517	4,300	CB Richard Ellis Group, Inc. #	93,052
10,500	Devon Energy Corporation ±	1,095,465	22,025	Charles Schwab Corporation *	414,731

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (63.2%)	Value	Shares	Common Stock (63.2%)	Value

Financials — continued			4,100	Plum Creek Timber Company, Inc.	$166,870
8,900	Chubb Corporation	$440,372	8,000	PNC Financial Services Group, Inc.	524,560
4,351	Cincinnati Financial Corporation	165,512	6,000	Principal Financial Group, Inc.	334,320
4,600	CIT Group, Inc.	54,510	16,900	Progressive Corporation	271,583
123,889	Citigroup, Inc. ±	2,653,702	6,000	ProLogis Trust	353,160
1,300	CME Group, Inc.	609,830	10,500	Prudential Financial, Inc.	821,625
3,600	Comerica, Inc.	126,288	3,100	Public Storage, Inc.	274,722
15,698	Countrywide Financial Corporation *	86,339	17,100	Regions Financial Corporation	337,725
2,800	Developers Diversified Realty		1,900	SAFECO Corporation	83,372
	Corporation	117,264	5,300	Simon Property Group, Inc. *	492,423
10,595	Discover Financial Services	173,440	11,400	SLM Corporation #	174,990
7,800	E*TRADE Financial Corporation #*	30,108	8,280	Sovereign Bancorp, Inc. *	77,170
6,700	Equity Residential REIT ±	277,983	9,300	State Street Corporation	734,700
15,200	Federal Home Loan Mortgage		8,400	SunTrust Banks, Inc.	463,176
	Corporation	384,864	6,100	T. Rowe Price Group, Inc.	305,000
23,600	Federal National Mortgage Association	621,152	2,300	Torchmark Corporation	138,253
2,200	Federated Investors, Inc.	86,152	14,425	Travelers Companies, Inc.	690,236
12,316	Fifth Third Bancorp *	257,651	40,821	U.S. Bancorp ±	1,320,968
3,300	First Horizon National Corporation *	46,233	8,858	UnumProvident Corporation	194,965
3,700	Franklin Resources, Inc.	358,863	3,300	Vornado Realty Trust	284,493
6,500	General Growth Properties, Inc. *	248,105	47,223	Wachovia Corporation *	1,275,021
10,900	Genworth Financial, Inc.	246,776	21,881	Washington Mutual, Inc. *	225,374
9,300	Goldman Sachs Group, Inc.	1,538,127	78,220	Wells Fargo & Company	2,276,202
7,500	Hartford Financial Services Group, Inc.	568,275	4,400	XL Capital, Ltd.	130,020
5,700	Health Care Property Investors, Inc.	192,717	2,300	Zions Bancorporation *	104,765
12,100	Host Marriott Corporation	192,632		Total Financials	46,080,082
12,200	Hudson City Bancorp, Inc.	215,696
7,616	Huntington Bancshares, Inc.	81,872	Health Care (7.4%)
1,700	IntercontinentalExchange, Inc. #	221,850	36,600	Abbott Laboratories ±	2,018,490
80,998	J.P. Morgan Chase & Company	3,478,864	12,056	Aetna, Inc.	507,437
3,600	Janus Capital Group, Inc.	83,772	7,100	Allergan, Inc.	400,369
9,800	KeyCorp	215,110	3,800	AmerisourceBergen Corporation	155,724
6,000	Kimco Realty Corporation *	235,020	25,552	Amgen, Inc. #±	1,067,563
3,100	Legg Mason, Inc.	173,538	4,300	Applera Corporation (Applied Biosystems
12,800	Lehman Brothers Holdings, Inc.	481,792		Group)	141,298
4,300	Leucadia National Corporation	194,446	2,400	Barr Pharmaceuticals, Inc. #	115,944
6,411	Lincoln National Corporation	333,379	15,300	Baxter International, Inc.	884,646
10,800	Loews Corporation	434,376	5,700	Becton, Dickinson and Company	489,345
1,700	M&T Bank Corporation	136,816	6,830	Biogen Idec, Inc. #	421,343
11,900	Marsh & McLennan Companies, Inc.	289,765	32,150	Boston Scientific Corporation #	413,770
5,800	Marshall & Ilsley Corporation	134,560	47,600	Bristol-Myers Squibb Company ±	1,013,880
4,400	MBIA, Inc. *	53,768	2,600	C.R. Bard, Inc.	250,640
23,300	Merrill Lynch & Company, Inc.	949,242	8,675	Cardinal Health, Inc.	455,524
17,000	MetLife, Inc.	1,024,420	10,200	Celgene Corporation #	625,158
2,900	MGIC Investment Corporation *	30,537	6,800	CIGNA Corporation ±	275,876
4,700	Moody’s Corporation	163,701	3,750	Coventry Health Care, Inc. #	151,312
25,990	Morgan Stanley	1,187,743	12,015	Covidien, Ltd.	531,664
14,200	National City Corporation *	141,290	23,600	Eli Lilly and Company	1,217,524
4,500	Northern Trust Corporation ±	299,115	6,100	Express Scripts, Inc. #	392,352
6,400	NYSE Euronext	394,944	7,600	Forest Laboratories, Inc. #	304,076

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (63.2%)	Value	Shares	Common Stock (63.2%)	Value

Health Care — continued			3,300	Eaton Corporation	$262,911
6,400	Genzyme Corporation #	$477,056	18,800	Emerson Electric Company	967,448
22,000	Gilead Sciences, Inc. #	1,133,660	3,300	Equifax, Inc. ±	113,784
3,930	Hospira, Inc. #	168,086	5,200	Expeditors International of
4,100	Humana, Inc. #	183,926		Washington, Inc.	234,936
3,900	IMS Health, Inc.	81,939	7,440	FedEx Corporation	689,465
67,506	Johnson & Johnson	4,379,114	2,000	Fluor Corporation	282,320
6,233	King Pharmaceuticals, Inc. #	54,227	9,400	General Dynamics Corporation	783,678
2,500	Laboratory Corporation of America		238,100	General Electric Company ‡	8,812,081
	Holdings #	184,200	3,300	Goodrich Corporation	189,783
6,980	McKesson Corporation	365,543	17,537	Honeywell International, Inc.	989,438
12,510	Medco Health Solutions, Inc. #	547,813	9,500	Illinois Tool Works, Inc.	458,185
26,800	Medtronic, Inc.	1,296,316	6,300	Ingersoll-Rand Company *	280,854
51,300	Merck & Company, Inc.	1,946,835	4,600	ITT Corporation *	238,326
1,300	Millipore Corporation #	87,633	3,000	Jacobs Engineering Group, Inc. #	220,770
7,400	Mylan Laboratories, Inc. *	85,840	3,100	L-3 Communications Holdings, Inc.	338,954
3,100	Patterson Companies, Inc. #	112,530	8,300	Lockheed Martin Corporation	824,190
2,400	PerkinElmer, Inc.	58,200	2,800	Manitowoc Company, Inc.	114,240
160,451	Pfizer, Inc.	3,358,239	8,500	Masco Corporation	168,555
3,600	Quest Diagnostics, Inc. *	162,972	3,400	Monster Worldwide, Inc. #	82,314
39,100	Schering-Plough Corporation	563,431	8,700	Norfolk Southern Corporation	472,584
8,380	St. Jude Medical, Inc. #	361,932	7,906	Northrop Grumman Corporation	615,166
5,600	Stryker Corporation	364,280	8,850	PACCAR, Inc. *	398,250
10,650	Tenet Healthcare Corporation #	60,279	3,100	Pall Corporation	108,717
9,900	Thermo Electron Corporation #	562,716	4,150	Parker-Hannifin Corporation	287,470
29,500	UnitedHealth Group, Inc.	1,013,620	5,400	Pitney Bowes, Inc.	189,108
3,000	Varian Medical Systems, Inc. #	140,520	3,400	Precision Castparts Corporation	347,072
2,500	Waters Corporation #	139,250	4,700	R.R. Donnelley & Sons Company	142,457
2,900	Watson Pharmaceuticals, Inc. #	85,028	10,300	Raytheon Company	665,483
13,100	WellPoint, Inc. #	578,103	4,300	Robert Half International, Inc.	110,682
31,600	Wyeth	1,319,616	3,500	Rockwell Automation, Inc. *	200,970
5,690	Zimmer Holdings, Inc. #	443,023	3,900	Rockwell Collins, Inc.	222,885
	Total Health Care	32,149,862	1,400	Ryder System, Inc.	85,274
			18,280	Southwest Airlines Company	226,672
Industrials (7.7%)			2,200	Terex Corporation #	137,500
16,900	3M Company	1,337,635	6,100	Textron, Inc.	338,062
8,000	Allied Waste Industries, Inc. #	86,480	4,200	Trane, Inc.	192,780
2,300	Avery Dennison Corporation	113,275	11,215	Tyco International, Ltd.	494,021
18,228	Boeing Company ±	1,355,616	6,200	Union Pacific Corporation	777,356
7,092	Burlington Northern Santa Fe		24,700	United Parcel Service, Inc. *	1,803,594
	Corporation	654,024	23,400	United Technologies Corporation	1,610,388
4,100	C.H. Robinson Worldwide, Inc.	223,040	1,900	W.W. Grainger, Inc.	145,141
14,900	Caterpillar, Inc.	1,166,521	11,430	Waste Management, Inc.	383,591
2,900	Cintas Corporation	82,766		Total Industrials	33,479,505
4,500	Cooper Industries, Ltd.	180,675
9,600	CSX Corporation	538,272	Information Technology (9.9%)
4,900	Cummins, Inc.	229,418	13,900	Adobe Systems, Inc. #±	494,701
6,200	Danaher Corporation *	471,386	13,100	Advanced Micro Devices, Inc. #*	77,159
10,400	Deere & Company	836,576	2,300	Affiliated Computer Services, Inc. #	115,253
4,700	Dover Corporation	196,366	8,163	Agilent Technologies, Inc. #	243,502

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (63.2%)	Value	Shares	Common Stock (63.2%)	Value
Information Technology — continued			2,600	Novellus Systems, Inc. #	$54,730
3,600	Akamai Technologies, Inc. #*	$101,376	13,650	NVIDIA Corporation #	270,134
7,600	Altera Corporation	140,068	93,459	Oracle Corporation #	1,828,058
6,900	Analog Devices, Inc.	203,688	7,550	Paychex, Inc.	258,663
20,900	Apple Computer, Inc. #±	2,999,150	3,600	QLogic Corporation #	55,260
32,500	Applied Materials, Inc.	634,075	38,300	QUALCOMM, Inc.	1,570,300
5,100	Autodesk, Inc. #±	160,548	5,100	SanDisk Corporation #	115,107
12,700	Automatic Data Processing, Inc.	538,353	18,875	Sun Microsystems, Inc. #	293,129
5,000	BMC Software, Inc. #±	162,600	19,572	Symantec Corporation #	325,287
11,350	Broadcom Corporation #	218,714	9,500	Tellabs, Inc. #	51,775
9,675	CA, Inc.	217,688	4,700	Teradata Corporation #	103,682
1,914	CIENA Corporation #	59,009	4,500	Teradyne, Inc. #	55,890
141,800	Cisco Systems, Inc. #±	3,415,962	31,500	Texas Instruments, Inc.	890,505
4,200	Citrix Systems, Inc. #	123,186	4,900	Total System Services, Inc. *	115,934
6,700	Cognizant Technology Solutions		11,715	Tyco Electronics, Ltd.	402,059
	Corporation #	193,161	6,500	Unisys Corporation #	28,795
4,100	Computer Sciences Corporation #	167,239	4,800	VeriSign, Inc. #*	159,552
7,200	Compuware Corporation #	52,848	18,362	Western Union Company	390,560
3,700	Convergys Corporation #	55,722	21,600	Xerox Corporation	323,352
37,400	Corning, Inc.	899,096	6,900	Xilinx, Inc.	163,875
53,700	Dell, Inc. #±	1,069,704	31,800	Yahoo!, Inc. #	919,974
26,400	eBay, Inc. #	787,776		Total Information Technology 43,111,538
7,400	Electronic Arts, Inc. #	369,408
11,500	Electronic Data Systems Corporation	191,475	Materials (2.2%)
49,124	EMC Corporation #	704,438	5,100	Air Products and Chemicals, Inc.	469,200
4,300	Fidelity National Information		19,564	Alcoa, Inc.	705,478
	Services, Inc.	164,002	2,181	Allegheny Technologies, Inc.	155,636
4,050	Fiserv, Inc. #	194,764	1,200	Ashland, Inc.	56,760
5,600	Google, Inc. #	2,466,632	2,700	Ball Corporation	124,038
58,861	Hewlett-Packard Company	2,687,593	2,300	Bemis Company, Inc.	58,489
137,700	Intel Corporation	2,916,486	22,077	Dow Chemical Company ±	813,537
32,800	International Business Machines		21,219	E.I. du Pont de Nemours and Company	992,200
	Corporation	3,776,592	1,800	Eastman Chemical Company	112,410
8,000	Intuit, Inc. #	216,080	4,400	Ecolab, Inc.	191,092
4,400	Jabil Circuit, Inc.	41,624	9,144	Freeport-McMoRan Copper & Gold, Inc.	879,836
6,200	JDS Uniphase Corporation #*	83,018	3,000	Hercules, Inc. ±	54,870
12,100	Juniper Networks, Inc. #	302,500	2,100	International Flavors & Fragrances, Inc.	92,505
4,600	KLA-Tencor Corporation	170,660	9,821	International Paper Company *	267,131
2,700	Lexmark International, Inc. #	82,944	4,080	MeadWestvaco Corporation	111,058
5,400	Linear Technology Corporation *	165,726	12,966	Monsanto Company	1,445,709
16,300	LSI Corporation #	80,685	11,017	Newmont Mining Corporation	499,070
5,300	MEMC Electronic Materials, Inc.	375,770	6,600	Nucor Corporation	447,084
4,900	Microchip Technology, Inc. *	160,377	3,300	Pactiv Corporation #	86,493
18,500	Micron Technology, Inc. #	110,445	3,700	PPG Industries, Inc.	223,887
190,800	Microsoft Corporation ±	5,414,904	7,400	Praxair, Inc.	623,302
3,650	Molex, Inc.	84,534	3,111	Rohm and Haas Company	168,243
54,721	Motorola, Inc.	508,905	3,428	Sealed Air Corporation	86,557
6,100	National Semiconductor Corporation	111,752	3,300	Sigma-Aldrich Corporation	196,845
8,300	NETAPP, Inc. #	166,415	2,000	Titanium Metals Corporation	30,100
9,000	Novell, Inc. #	56,610	2,600	United States Steel Corporation	329,862

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (63.2%)	Value	Shares	Common Stock (63.2%)	Value
Materials (2.2%)			13,330	Dominion Resources, Inc.	$544,397
2,600	Vulcan Materials Company *	$172,640	4,200	DTE Energy Company	163,338
5,100	Weyerhaeuser Company	331,704	30,242	Duke Energy Corporation	539,820
	Total Materials	9,725,736	10,709	Dynegy, Inc. #*	84,494
			7,800	Edison International, Inc.	382,356
Telecommunications Services (2.2%)			4,700	Entergy Corporation ±	512,676
9,700	American Tower Corporation #	380,337	15,574	Exelon Corporation ±	1,265,699
143,979	AT&T, Inc.	5,514,396	7,400	FirstEnergy Corporation	507,788
2,450	CenturyTel, Inc.	81,438	9,800	FPL Group, Inc.	614,852
7,800	Citizens Communications Company	81,822	1,807	Integrys Energy Group, Inc.	84,278
3,498	Embarq Corporation	140,270	900	Nicor, Inc.	30,159
35,118	Qwest Communications		6,234	NiSource, Inc.	107,474
	International, Inc. *	159,085	4,400	Pepco Holdings, Inc.	108,768
66,869	Sprint Nextel Corporation	447,354	8,900	PG&E Corporation	327,698
68,070	Verizon Communications, Inc. *	2,481,152	2,300	Pinnacle West Capital Corporation	80,684
11,217	Windstream Corporation *	134,043	8,800	PPL Corporation	404,096
	Total Telecommunications		6,491	Progress Energy, Inc.	270,675
	Services	9,419,897	12,000	Public Service Enterprise Group, Inc.	482,280
			4,000	Questar Corporation	226,240
Utilities (2.3%)			6,487	Sempra Energy	345,627
15,100	AES Corporation #	251,717	18,300	Southern Company	651,663
4,100	Allegheny Energy, Inc.	207,050	5,500	TECO Energy, Inc.	87,725
5,200	Ameren Corporation	229,008	10,910	Xcel Energy, Inc.	217,654
9,440	American Electric Power Company, Inc.	392,987		Total Utilities	9,940,561
7,724	CenterPoint Energy, Inc.	110,221
6,000	CMS Energy Corporation	81,240		Total Common Stock
6,700	Consolidated Edison, Inc.	265,990		(cost $216,990,572)	274,303,470
4,100	Constellation Energy Group, Inc.	361,907

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.5%)	Rate	Date	Value
Asset-Backed Securities (6.1%)
$2,000,000	Americredit Automobile Receivables Trust ±†«	3.160%	4/6/2008	$1,969,444
381,890	Bear Stearns Asset-Backed Securities, Inc. ±†	2.839	4/25/2008	380,386
841,353	Bear Stearns Mortgage Funding Trust †	2.739	4/25/2008	284,865
1,688,537	Countrywide Asset-Backed Certificates ±«	5.549	4/25/2036	1,647,044
750,000	Countrywide Home Loans Asset-Backed Securities «	6.085	6/25/2021	540,397
2,000,000	Credit Based Asset Servicing and Securitization, LLC †	2.709	4/25/2008	1,960,434
1,000,000	Credit Based Asset Servicing and Securitization, LLC	5.501	12/25/2036	965,693
2,500,000	DaimlerChrysler Master Owner Trust †	2.868	4/15/2008	2,494,198
1,000,000	Discover Card Master Trust	5.650	3/16/2020	998,390
1,000,000	First Franklin Mortgage Loan Asset-Backed Certificates †	2.709	4/25/2008	961,124
754,426	First Horizon ABS Trust †«	2.729	4/25/2008	590,113
1,254,969	First Horizon ABS Trust †«	2.759	4/25/2008	732,342
1,500,000	Ford Credit Floor Plan Master Owner Trust †	2.998	4/15/2008	1,445,889
2,000,000	GE Dealer Floorplan Master Note Trust †	2.576	4/20/2008	2,000,438
1,500,000	GMAC Mortgage Corporation Loan Trust †«	2.669	4/25/2008	1,495,966
2,500,000	GMAC Mortgage Corporation Loan Trust †«	2.689	4/25/2008	2,487,040
1,185,496	IndyMac Seconds Asset-Backed Trust †«	2.769	4/25/2008	881,195
26,788	Massachusetts RRB Special Purpose Trust	3.780	9/15/2010	26,858
461,755	National Collegiate Student Loan Trust †	2.659	4/25/2008	460,039
1,020,944	Residential Funding Mortgage Securities II †«	2.729	4/25/2008	881,869
415,112	SLM Student Loan Trust †	3.341	4/25/2008	414,288
2,000,000	Textron Financial Floorplan Master Note Trust †≤	3.010	4/13/2008	2,000,420
1,304,058	Wachovia Asset Securitization, Inc. †≤«	2.739	4/25/2008	1,106,799
	Total Asset-Backed Securities			26,725,231

Basic Materials (0.2%)
250,000	Alcan, Inc.	5.000	6/1/2015	245,600
225,000	Alcan, Inc.	6.125	12/15/2033	215,041
550,000	Weyerhaeuser Company	6.750	3/15/2012	578,283
	Total Basic Materials			1,038,924

Capital Goods (0.5%)
350,000	Boeing Capital Corporation	6.100	3/1/2011	372,390
800,000	General Electric Company	5.000	2/1/2013	828,658
300,000	John Deere Capital Corporation	7.000	3/15/2012	331,930
225,000	Northrop Grumman Corporation	7.125	2/15/2011	243,349
225,000	United Technologies Corporation	6.050	6/1/2036	232,420
	Total Capital Goods			2,008,747

Collateralized Mortgage Obligations (1.8%)
1,733,530	Chase Mortgage Finance Corporation	4.571	2/25/2037	1,646,691
1,721,040	J.P. Morgan Mortgage Trust	5.004	7/25/2035	1,728,384
1,376,077	Merrill Lynch Mortgage Investors, Inc.	4.875	6/25/2035	1,324,762
1,474,492	Thornburg Mortgage Securities Trust †	2.689	4/25/2008	1,457,301
727,627	Thornburg Mortgage Securities Trust †	2.709	4/25/2008	689,616
837,511	Zuni Mortgage Loan Trust †	2.729	4/25/2008	794,011
	Total Collateralized Mortgage Obligations			7,640,765

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.5%)	Rate	Date	Value
Commercial Mortgage-Backed Securities (4.3%)
$1,000,000	Banc of America Commercial Mortgage, Inc.	5.118%	7/11/2043	$983,270
2,500,000	Bear Stearns Commercial Mortgage Securities, Inc. ±†	2.968	4/15/2008	2,315,175
400,000	Bear Stearns Commercial Mortgage Securities, Inc.	3.869	2/11/2041	395,769
700,000	Bear Stearns Commercial Mortgage Securities, Inc.	5.835	9/11/2042	636,599
67,718	Citigroup Commercial Mortgage Trust †≤	2.888	4/15/2008	63,201
75,055	Commercial Mortgage Pass-Through Certificates †≤	2.918	4/15/2008	72,842
2,000,000	Commercial Mortgage Pass-Through Certificates †≤	2.948	4/15/2008	1,893,126
500,000	Credit Suisse First Boston Mortgage Securities Corporation	4.829	11/15/2037	491,204
2,000,000	Credit Suisse Mortgage Capital Certificates †≤	2.988	4/15/2008	1,867,780
2,000,000	Crown Castle International Corporation ≤	5.245	11/15/2036	1,977,740
200,000	General Electric Commercial Mortgage Corporation	4.641	9/10/2013	192,814
1,500,000	GMAC Commercial Mortgage Securities, Inc.	4.547	12/10/2041	1,448,770
1,000,000	Greenwich Capital Commercial Funding Corporation	5.317	6/10/2036	997,178
1,000,000	GS Mortgage Securities Corporation II †	3.210	4/6/2008	924,895
400,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation	4.654	1/12/2037	384,644
1,500,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation	5.336	5/15/2047	1,455,162
466,535	LB-UBS Commercial Mortgage Trust	3.086	5/15/2027	464,881
1,398,136	Nationslink Funding Corporation	6.316	1/20/2031	1,400,787
561,994	Washington Mutual Asset Securities Corporation ≤	3.830	1/25/2035	549,753
	Total Commercial Mortgage-Backed Securities			18,515,590

Communications Services (1.0%)
225,000	British Telecom plc	8.625	12/15/2010	247,447
225,000	British Telecom plc	9.125	12/15/2030	279,445
450,000	Cingular Wireless, Inc.	6.500	12/15/2011	477,678
115,000	Cox Communications, Inc. ≤	6.450	12/1/2036	110,920
225,000	Deutsche Telekom International Finance BV ±	8.000	6/15/2010	240,683
225,000	France Telecom SA	7.750	3/1/2011	243,977
450,000	New Cingular Wireless Services, Inc. ±	7.875	3/1/2011	489,469
225,000	News America, Inc.	6.400	12/15/2035	218,367
225,000	SBC Communications, Inc.	5.875	2/1/2012	234,402
450,000	Sprint Capital Corporation	6.900	5/1/2019	354,375
550,000	Telecom Italia Capital SA	5.250	11/15/2013	513,914
425,000	Tele-Communications, Inc. (TCI Group)	7.875	8/1/2013	465,950
500,000	Verizon Global Funding Corporation	7.250	12/1/2010	536,988
	Total Communications Services			4,413,615

Consumer Cyclical (0.4%)
325,000	AOL Time Warner, Inc. ±	6.875	5/1/2012	335,510
500,000	Johnson Controls, Inc.	7.125	7/15/2017	559,168
450,000	Wal-Mart Stores, Inc.	7.550	2/15/2030	528,375
500,000	Walt Disney Company	5.625	9/15/2016	523,926
	Total Consumer Cyclical			1,946,979

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.5%)	Rate	Date	Value
Consumer Non-Cyclical (0.9%)
$225,000	Boston Scientific Corporation	7.000%	11/15/2035	$195,750
800,000	Bunge Limited Finance Corporation	5.350	4/15/2014	810,676
425,000	Coca-Cola HBC Finance BV	5.125	9/17/2013	441,521
482,000	General Mills, Inc.	6.000	2/15/2012	505,508
400,000	Kellogg Company	4.250	3/6/2013	398,758
500,000	Kroger Company	4.950	1/15/2015	478,014
500,000	WellPoint, Inc.	5.000	12/15/2014	470,339
450,000	Wyeth	6.000	2/15/2036	439,841
	Total Consumer Non-Cyclical			3,740,407

Energy (0.2%)
500,000	Burlington Resources, Inc.	6.500	12/1/2011	546,326
250,000	PennzEnergy Company	10.125	11/15/2009	276,744
	Total Energy			823,070

Financials (3.1%)
450,000	Allstate Corporation	5.000	8/15/2014	457,309
225,000	BAC Capital Trust XI	6.625	5/23/2036	212,477
675,000	Bank of America Corporation	4.750	8/15/2013	677,783
1,350,000	Bank One Corporation ±	5.900	11/15/2011	1,432,242
700,000	BB&T Corporation	6.500	8/1/2011	740,171
900,000	BNP Paribas SA ±≤	5.186	6/29/2015	754,843
300,000	CIGNA Corporation	6.350	3/15/2018	304,462
650,000	CIT Group, Inc.	4.750	12/15/2010	517,474
675,000	Goldman Sachs Group, Inc.	6.600	1/15/2012	713,683
425,000	Household Finance Corporation	4.750	5/15/2009	424,804
500,000	HSBC Finance Corporation	5.000	6/30/2015	470,616
650,000	Lehman Brothers Holdings, Inc.	3.950	11/10/2009	619,099
450,000	Merrill Lynch & Company, Inc.	5.000	2/3/2014	423,576
350,000	MetLife, Inc.	5.000	6/15/2015	343,971
1,100,000	Morgan Stanley Dean Witter & Company	6.750	4/15/2011	1,153,032
1,227,275	Preferred Term Securities XXIII, Ltd. †≤	3.000	6/23/2008	1,080,002
425,000	ProLogis Trust	5.500	3/1/2013	412,250
500,000	Prudential Financial, Inc.	4.750	6/13/2015	484,202
225,000	Prudential Financial, Inc.	5.700	12/14/2036	191,676
450,000	Student Loan Marketing Corporation	4.000	1/15/2010	378,202
450,000	Union Planters Corporation	4.375	12/1/2010	458,174
425,000	Wachovia Bank NA	4.875	2/1/2015	401,425
500,000	Washington Mutual Bank FA	5.500	1/15/2013	397,500
400,000	Wells Fargo & Company	4.200	1/15/2010	406,676
	Total Financials			13,455,649

Foreign (1.0%)
300,000	Codelco, Inc. ≤	6.375	11/30/2012	327,884
450,000	Export-Import Bank of Korea ±≤	4.125	2/10/2009	448,634
95,000	Pemex Project Funding Master Trust	9.125	10/13/2010	106,400
250,000	Petro-Canada, Ltd.	8.600	1/15/2010	275,505
500,000	Province of Newfoundland	8.650	10/22/2022	716,228
600,000	Province of Quebec	4.875	5/5/2014	651,106

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.5%)	Rate	Date	Value
Foreign — continued
$750,000	Republic of Italy	4.375%	6/15/2013	$794,903
900,000	United Mexican States *	5.625	1/15/2017	945,900
	Total Foreign			4,266,560

Mortgage-Backed Securities (11.8%)
4,772	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.500	4/1/2009	4,823
8,762	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.500	8/1/2010	9,050
378	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.000	11/1/2010	391
30,867	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.000	2/1/2011	31,923
21,285	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000	5/1/2012	22,028
3,851	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	8.000	6/1/2012	4,066
8,301	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.000	8/1/2012	8,709
16,017	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.500	11/1/2012	16,775
13,659	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.500	8/1/2013	14,317
61,290	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000	2/1/2014	63,278
114,795	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	5.500	4/1/2014	117,709
61,013	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000	4/1/2014	62,984
47,767	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000	4/1/2014	49,317
45,361	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.500	6/1/2014	47,592
37,678	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.500	9/1/2014	39,525
1,144,657	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	5.500	12/1/2017	1,173,995
21,294	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	4/1/2024	22,389
44,494	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	9.000	11/1/2024	49,545
2,460	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	9.000	4/1/2025	2,737
4,010	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	9/1/2025	4,261
5,534	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.500	9/1/2025	6,128
4,642	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.000	1/1/2026	5,042

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.5%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$4,023	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500%	5/1/2026	$4,218
10,602	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	5/1/2026	11,266
25,505	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	7/1/2026	26,390
1,341	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	7/1/2026	1,455
1,164	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	8/1/2026	1,263
5,852	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.000	11/1/2026	6,350
3,978	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	1/1/2027	4,316
10,314	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	2/1/2027	10,811
11,756	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	2/1/2027	12,489
19,527	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.000	3/1/2027	21,189
7,823	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	4/1/2027	8,487
2,109	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	5/1/2027	2,240
19,023	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.000	6/1/2027	20,645
7,621	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.500	7/1/2027	8,444
8,691	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	9/1/2027	9,234
13,650	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.000	10/1/2027	14,814
11,574	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	11/1/2027	12,557
6,147	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	12/1/2027	6,444
3,483	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	12/1/2027	3,779
48,483	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	6/1/2028	50,761
21,417	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	10/1/2028	22,754
64,437	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	11/1/2028	67,465
3,354	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	1/1/2029	3,512
83,252	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	3/1/2029	86,108

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.5%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$43,019	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500%	4/1/2029	$45,079
76,453	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	5/1/2029	79,075
78,512	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	5/1/2029	83,413
31,308	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	7/1/2029	32,807
33,530	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	8/1/2029	35,135
12,613	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	9/1/2029	13,400
17,610	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	10/1/2029	18,709
9,747	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	11/1/2029	10,563
9,341	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	1/1/2030	9,920
34,023	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	1/1/2030	36,809
10,994	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.000	8/1/2030	11,937
53,919	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	3/1/2031	55,698
216,876	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	6/1/2031	224,033
168,035	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	1/1/2032	173,580
736,903	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	10/1/2032	760,308
3,500,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through §	5.000	4/1/2038	3,465,000
4,050,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through §	6.000	4/1/2038	4,152,514
1,949	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	9.000	4/1/2010	2,100
1,330	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	9.000	4/1/2010	1,433
1,467	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	2/1/2011	1,512
6,295	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	8.000	5/1/2011	6,583
8,668	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.000	6/1/2011	9,051
2,966	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	7/1/2011	3,091
3,104	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.500	7/1/2011	3,212

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.5%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$27,153	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500%	5/1/2012	$28,475
11,385	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	7/1/2012	11,940
26,874	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.000	10/1/2012	28,244
5,510	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.000	12/1/2012	5,791
20,612	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	6/1/2013	21,637
54,530	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	11/1/2013	56,321
96,941	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	5.500	12/1/2013	99,469
38,031	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	12/1/2013	39,366
23,176	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.500	4/1/2015	24,224
11,950,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through §	5.000	4/1/2023	12,062,031
6,784	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	10.500	8/1/2020	8,127
6,077	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	9.500	4/1/2025	6,815
1,243	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	9/1/2025	1,346
4,349	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.500	11/1/2025	4,777
3,425	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	1/1/2026	3,645
13,583	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	2/1/2026	14,223
5,331	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	3/1/2026	5,676
8,443	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	4/1/2026	8,841
1,623	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.500	5/1/2026	1,783
2,838	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	7/1/2026	3,073
18,455	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	8/1/2026	19,981
1,997	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	8/1/2026	2,174
10,300	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	11/1/2026	10,965
3,375	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	11/1/2026	3,674

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.5%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$1,487	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500%	12/1/2026	$1,610
2,097	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	2/1/2027	2,270
7,561	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	3/1/2027	8,049
6,230	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	5/1/2027	6,743
10,346	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2027	10,827
10,424	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	7/1/2027	11,098
6,611	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	8/1/2027	7,156
45,089	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	9/1/2027	49,100
12,414	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	10/1/2027	13,216
38,656	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	12/1/2027	41,842
6,975	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	12/1/2027	7,595
19,078	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	2/1/2028	19,966
10,685	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	2/1/2028	11,376
125,536	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2028	131,285
33,568	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	8/1/2028	35,741
21,354	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	11/1/2028	22,332
52,498	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	11/1/2028	54,902
2,777	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	11/1/2028	2,957
125,981	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	12/1/2028	130,186
40,808	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	12/1/2028	43,450
52,314	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	3/1/2029	54,042
66,311	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	6/1/2029	69,322
87,390	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	7/1/2029	90,278
25,742	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2029	26,910

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.5%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$72,267	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500%	8/1/2029	$78,139
100,800	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	11/1/2029	104,130
47,879	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	11/1/2029	50,981
22,050	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	11/1/2029	23,479
23,296	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.500	4/1/2030	25,659
12,321	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	8/1/2030	13,300
143,103	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2031	149,328
60,377	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	10/1/2031	63,004
71,048	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	12/1/2031	74,139
90,975	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	5/1/2032	94,838
501,018	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2032	522,293
23,400,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	4/1/2038	23,619,375
1,647	Government National Mortgage Association
	15-Yr. Pass Through	6.500	5/15/2009	1,684
12,036	Government National Mortgage Association
	15-Yr. Pass Through	6.000	4/15/2011	12,443
2,314	Government National Mortgage Association
	15-Yr. Pass Through	6.500	6/15/2011	2,410
3,069	Government National Mortgage Association
	15-Yr. Pass Through	7.500	7/15/2011	3,197
9,797	Government National Mortgage Association
	15-Yr. Pass Through	7.000	4/15/2012	10,281
75,233	Government National Mortgage Association
	15-Yr. Pass Through	6.000	7/15/2014	77,762
4,169	Government National Mortgage Association
	30-Yr. Pass Through	9.500	12/15/2024	4,685
13,027	Government National Mortgage Association
	30-Yr. Pass Through	9.500	1/15/2025	14,649
35,314	Government National Mortgage Association
	30-Yr. Pass Through	9.000	3/15/2025	38,903
2,923	Government National Mortgage Association
	30-Yr. Pass Through	7.500	8/15/2025	3,154
20,425	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2026	21,876
14,616	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2026	15,654

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.5%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$4,479	Government National Mortgage Association
	30-Yr. Pass Through	6.500%	3/15/2026	$4,692
15,949	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2026	17,083
6,702	Government National Mortgage Association
	30-Yr. Pass Through	8.000	4/15/2026	7,352
19,828	Government National Mortgage Association
	30-Yr. Pass Through	6.000	5/15/2026	20,572
6,523	Government National Mortgage Association
	30-Yr. Pass Through	7.000	5/15/2026	6,986
6,002	Government National Mortgage Association
	30-Yr. Pass Through	7.500	5/15/2026	6,477
31,308	Government National Mortgage Association
	30-Yr. Pass Through	7.000	6/15/2026	33,533
7,422	Government National Mortgage Association
	30-Yr. Pass Through	8.500	6/15/2026	8,178
3,185	Government National Mortgage Association
	30-Yr. Pass Through	8.500	7/15/2026	3,510
21,215	Government National Mortgage Association
	30-Yr. Pass Through	8.000	9/15/2026	23,269
8,316	Government National Mortgage Association
	30-Yr. Pass Through	7.500	10/15/2026	8,974
7,266	Government National Mortgage Association
	30-Yr. Pass Through	8.000	11/15/2026	7,970
3,065	Government National Mortgage Association
	30-Yr. Pass Through	8.500	11/15/2026	3,377
3,660	Government National Mortgage Association
	30-Yr. Pass Through	9.000	12/15/2026	4,033
2,572	Government National Mortgage Association
	30-Yr. Pass Through	7.500	1/15/2027	2,774
31,653	Government National Mortgage Association
	30-Yr. Pass Through	7.500	4/15/2027	34,151
7,724	Government National Mortgage Association
	30-Yr. Pass Through	8.000	6/20/2027	8,439
2,596	Government National Mortgage Association
	30-Yr. Pass Through	8.000	8/15/2027	2,847
92,750	Government National Mortgage Association
	30-Yr. Pass Through	6.500	10/15/2027	97,074
32,570	Government National Mortgage Association
	30-Yr. Pass Through	7.000	10/15/2027	34,871
3,326	Government National Mortgage Association
	30-Yr. Pass Through	7.000	11/15/2027	3,561
39,371	Government National Mortgage Association
	30-Yr. Pass Through	7.000	11/15/2027	42,152
106,487	Government National Mortgage Association
	30-Yr. Pass Through	7.000	7/15/2028	113,921
17,501	Government National Mortgage Association
	30-Yr. Pass Through	7.500	7/15/2028	18,874

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.5%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$96,225	Government National Mortgage Association
	30-Yr. Pass Through	6.500%	9/15/2028	$100,655
91,072	Government National Mortgage Association
	30-Yr. Pass Through	6.000	12/15/2028	94,489
68,040	Government National Mortgage Association
	30-Yr. Pass Through	6.500	1/15/2029	71,153
237,436	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2029	248,296
51,131	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2029	53,470
29,750	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2029	31,815
150,998	Government National Mortgage Association
	30-Yr. Pass Through	6.000	6/15/2029	156,654
60,051	Government National Mortgage Association
	30-Yr. Pass Through	7.000	6/15/2029	64,219
24,360	Government National Mortgage Association
	30-Yr. Pass Through	8.000	5/15/2030	26,734
47,344	Government National Mortgage Association
	30-Yr. Pass Through	7.000	9/15/2031	50,569
87,953	Government National Mortgage Association
	30-Yr. Pass Through	6.500	2/15/2032	91,799
	Total Mortgage-Backed Securities			51,263,274

Technology (0.1%)
500,000	International Business Machines Corporation	7.500	6/15/2013	576,654
	Total Technology			576,654

Transportation (0.1%)
500,000	Union Pacific Corporation	6.500	4/15/2012	540,926
	Total Transportation			540,926

U.S. Government (9.3%)
1,000,000	Federal Farm Credit Bank	5.375	7/18/2011	1,075,464
1,000,000	Federal Home Loan Bank	3.750	8/18/2009	1,020,574
1,000,000	Federal Home Loan Bank *	3.375	2/27/2013	1,003,642
3,800,000	Federal Home Loan Mortgage Corporation *	5.125	11/17/2017	4,075,876
1,500,000	Federal National Mortgage Association	5.625	4/17/2028	1,629,561
1,000,000	Federal National Mortgage Association	7.125	1/15/2030	1,299,699
1,000,000	Resolution Funding Corporation	8.625	1/15/2021	1,397,768
1,400,000	U.S. Treasury Bonds *	7.250	5/15/2016	1,799,437
925,000	U.S. Treasury Bonds *	8.875	2/15/2019	1,344,719
650,000	U.S. Treasury Bonds	7.875	2/15/2021	901,367
400,000	U.S. Treasury Bonds *	7.250	8/15/2022	534,531
250,000	U.S. Treasury Bonds *	7.625	11/15/2022	345,117
625,000	U.S. Treasury Bonds *	7.125	2/15/2023	828,174
750,000	U.S. Treasury Bonds *	6.250	8/15/2023	923,144
500,000	U.S. Treasury Bonds *	6.875	8/15/2025	659,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.5%)	Rate	Date	Value
U.S. Government — continued
$1,450,000	U.S. Treasury Bonds *	6.125%	8/15/2029	$1,815,558
500,000	U.S. Treasury Bonds *	4.500	2/15/2036	516,524
3,700,000	U.S. Treasury Notes *	6.000	8/15/2009	3,924,890
3,000,000	U.S. Treasury Notes *	3.625	1/15/2010	3,105,702
2,500,000	U.S. Treasury Notes *	2.125	1/31/2010	2,521,290
3,500,000	U.S. Treasury Notes *	4.500	11/30/2011	3,799,142
2,500,000	U.S. Treasury Notes *	2.875	1/31/2013	2,548,242
2,000,000	U.S. Treasury Notes *	4.250	8/15/2014	2,185,938
700,000	U.S. Treasury Notes *	4.500	2/15/2016	770,547
375,000	U.S. Treasury Notes *	4.250	11/15/2017	400,107
	Total U.S. Government			40,426,388

Utilities (0.7%)
225,000	Commonwealth Edison Company	5.900	3/15/2036	202,826
300,000	Energy Transfer Partners, LP	6.700	7/1/2018	302,244
450,000	FirstEnergy Corporation	6.450	11/15/2011	471,041
425,000	Oncor Electric Delivery Company	6.375	1/15/2015	424,832
225,000	Oneok Partners, LP	6.650	10/1/2036	217,131
300,000	Progress Energy, Inc.	7.000	10/30/2031	325,862
400,000	Public Service Company of Colorado	7.875	10/1/2012	461,088
225,000	Southern California Edison Company	5.000	1/15/2014	228,368
225,000	Xcel Energy, Inc.	6.500	7/1/2036	221,173
	Total Utilities			2,854,565

	Total Long-Term Fixed Income (cost $179,278,810)			180,237,344

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (10.7%)	Rate (+)	Date	Value
46,709,438	Thrivent Financial Securities Lending Trust	2.990%	N/A	$46,709,438
	Total Collateral Held for Securities Loaned
	(cost $46,709,438)			46,709,438

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Balanced Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.8%)	Rate (+)	Date	Value
$500,000	Federal National Mortgage Association ‡	4.030%	5/16/2008	$497,497
20,221,993	Thrivent Money Market Portfolio	3.110	N/A	20,221,993
	Total Short-Term Investments (at amortized cost)			20,719,490
	Total Investments (cost $463,698,310) 120.2%			$521,969,742
	Other Assets and Liabilities, Net (20.2%)			(87,853,322)
	Total Net Assets 100.0%			$434,116,420

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
S&P 500 Index Futures	16	June 2008	$5,207,080	$5,296,000	$88,920
Total Futures					$88,920

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At March 31, 2008, $497,497 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $7,402,000 of investments were earmarked as collateral to cover open financial futures contracts.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2008 the value of these investments was $12,253,944 or 2.8% of total net assets.

« All or a portion of the security is insured or guaranteed.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$103,546,765
Gross unrealized depreciation	(45,275,333)
Net unrealized appreciation (depreciation)	$58,271,432
Cost for federal income tax purposes	$463,698,310

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

High Yield Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Bank Loans (1.5%) !!	Rate	Date	Value
Consumer Non-Cyclical (0.4%)
$162,809	CHS/Community Health Systems, Inc., Term Loan §≠	5.335%	7/25/2014	$149,944
3,183,391	CHS/Community Health Systems, Inc., Term Loan	5.335	7/25/2014	2,931,839
	Total Consumer Non-Cyclical			3,081,783

Technology (0.4%)
2,416,943	Flextronics Semiconductor, Ltd., Term Loan	7.394	10/1/2014	2,193,376
690,250	Flextronics Semiconductor, Ltd., Term Loan	7.455	10/1/2012	648,835
	Total Technology			2,842,211

Utilities (0.7%)
6,034,875	Energy Future Holdings, Term Loan	6.579	10/10/2014	5,493,004
	Total Utilities			5,493,004
	Total Bank Loans (cost $12,188,771)			11,416,998

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (89.2%)	Rate	Date	Value
Basic Materials (8.3%)
$2,130,000	Aleris International, Inc. ‡	9.000%	12/15/2014	$1,554,900
3,535,000	Arch Western Finance, LLC ‡	6.750	7/1/2013	3,526,162
1,950,000	Buckeye Technologies, Inc.	8.000	10/15/2010	1,947,562
2,770,000	Domtar, Inc.	7.125	8/15/2015	2,610,725
2,525,000	Drummond Company, Inc. ≤	7.375	2/15/2016	2,310,375
3,485,000	FMG Finance, Pty., Ltd. ≤	10.625	9/1/2016	3,920,625
4,295,000	Freeport-McMoRan Copper & Gold, Inc.	8.375	4/1/2017	4,558,069
1,640,000	Georgia-Pacific Corporation	8.125	5/15/2011	1,627,700
2,115,000	Georgia-Pacific Corporation ≤	7.125	1/15/2017	1,956,375
4,160,000	Graphic Packaging International Corporation *	9.500	8/15/2013	3,993,600
3,475,000	Griffin Coal Mining Company, Pty., Ltd. ≤	9.500	12/1/2016	2,502,000
1,690,000	Huntsman International, LLC *	7.875	11/13/2014	1,791,400
1,520,000	Jefferson Smurfit Corporation	8.250	10/1/2012	1,369,900
4,000,000	Mosaic Global Holdings, Inc., Convertible ≤	7.625	12/1/2014	4,280,000
5,710,000	Nell AF SARL *≤	8.375	8/15/2015	4,168,300
2,430,000	NewPage Corporation ≤	10.000	5/1/2012	2,466,450
4,460,000	Peabody Energy Corporation	6.875	3/15/2013	4,526,900
1,620,000	PNA Group, Inc.	10.750	9/1/2016	1,409,400
1,140,000	PNA Intermediate Holdings Corporation †	10.065	5/15/2008	886,350
850,000	Rock-Tenn Company	9.250	3/15/2016	879,750
2,160,000	Smurfit-Stone Container Enterprises, Inc.	8.000	3/15/2017	1,814,400
1,970,000	Southern Copper Corporation	7.500	7/27/2035	2,020,073
4,560,000	Steel Dynamics, Inc. §	7.750	4/15/2016	4,565,700
4,210,000	Terra Capital, Inc.	7.000	2/1/2017	4,152,112
	Total Basic Materials			64,838,828

Capital Goods (9.6%)
4,830,000	Allied Waste North America, Inc. ‡	7.875	4/15/2013	4,968,862
1,530,000	Ashtead Capital, Inc. ‡≤	9.000	8/15/2016	1,239,300
2,525,000	Ball Corporation ‡	6.625	3/15/2018	2,506,062
3,005,000	Berry Plastics Holding Corporation ‡	8.875	9/15/2014	2,621,862

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

High Yield Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (89.2%)	Rate	Date	Value
Capital Goods — continued
$2,900,000	Case New Holland, Inc.	7.125%	3/1/2014	$2,842,000
2,150,000	Crown Americas, Inc.	7.625	11/15/2013	2,193,000
2,150,000	Crown Americas, Inc.	7.750	11/15/2015	2,209,125
3,400,000	DRS Technologies, Inc.	6.625	2/1/2016	3,323,500
1,140,000	General Cable Corporation	7.125	4/1/2017	1,088,700
1,915,000	Graham Packaging Company, Inc. *	9.875	10/15/2014	1,608,600
5,000,000	L-3 Communications Corporation	6.125	1/15/2014	4,875,000
3,970,000	L-3 Communications Corporation	6.375	10/15/2015	3,880,675
1,150,000	Legrand SA	8.500	2/15/2025	1,296,556
6,600,000	Leucadia National Corporation	7.125	3/15/2017	6,253,500
3,780,000	Mueller Water Products, Inc.	7.375	6/1/2017	3,260,250
2,340,000	Norcraft Companies, LP/Norcraft Finance Corporation *	9.000	11/1/2011	2,357,550
1,630,000	Owens-Brockway Glass Container, Inc. *	8.250	5/15/2013	1,687,050
5,900,000	Owens-Illinois, Inc. *	7.500	5/15/2010	6,032,750
3,585,000	Plastipak Holdings, Inc. ≤	8.500	12/15/2015	3,262,350
3,125,000	RBS Global, Inc./Rexnord Corporation *	9.500	8/1/2014	2,921,875
4,145,000	Rental Services Corporation	9.500	12/1/2014	3,461,075
2,830,000	SPX Corporation ≤	7.625	12/15/2014	2,914,900
6,585,000	TransDigm, Inc.	7.750	7/15/2014	6,585,000
2,260,000	United Rentals North America, Inc.	6.500	2/15/2012	2,045,300
	Total Capital Goods			75,434,842

Commercial Mortgage-Backed Securities (0.9%)
6,800,000	Goldman Sachs Mortgage Securities Corporation II	5.799	8/10/2045	6,789,174
	Total Commercial Mortgage-Backed Securities			6,789,174

Communications Services (13.6%)
5,900,000	American Tower Corporation ‡≤	7.000	10/15/2017	5,900,000
2,840,000	Block Communications, Inc. ≤	8.250	12/15/2015	2,669,600
2,540,000	Centennial Communications Corporation *	8.125	2/1/2014	2,400,300
4,050,000	Charter Communications Holdings II, LLC	10.250	9/15/2010	3,685,500
6,560,000	Charter Communications Holdings, LLC ‡	8.750	11/15/2013	5,608,800
4,170,000	Citizens Communications Company	9.250	5/15/2011	4,315,950
1,310,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	1,139,700
4,220,000	EchoStar DBS Corporation	7.125	2/1/2016	3,935,150
2,280,000	FairPoint Communications, Inc.	13.125	4/1/2018	2,188,800
9,505,000	Idearc, Inc. *	8.000	11/15/2016	6,154,488
1,640,000	Intelsat Bermuda, Ltd.	9.250	6/15/2016	1,652,300
3,520,000	Intelsat Intermediate, Inc. >	Zero Coupon	2/1/2010	2,992,000
2,510,000	Intelsat Subsidiary Holding Company, Ltd.	8.625	1/15/2015	2,528,825
2,920,000	Lamar Media Corporation	6.625	8/15/2015	2,569,600
1,785,000	Lamar Media Corporation	6.625	8/15/2015	1,570,800
2,200,000	Level 3 Financing, Inc. *	12.250	3/15/2013	1,980,000
1,910,000	Level 3 Financing, Inc.	9.250	11/1/2014	1,561,425
2,850,000	Mediacom, LLC/Mediacom Capital Corporation	9.500	1/15/2013	2,622,000
3,390,000	MetroPCS Wireless, Inc. *	9.250	11/1/2014	3,118,800
5,330,000	NTL Cable plc	9.125	8/15/2016	4,770,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

High Yield Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (89.2%)	Rate	Date	Value
Communications Services — continued
$2,930,000	Quebecor Media, Inc. ≤	7.750%	3/15/2016	$2,673,625
1,270,000	Qwest Communications International, Inc. *	7.500	2/15/2014	1,193,800
5,530,000	Qwest Corporation	7.875	9/1/2011	5,516,175
1,650,000	Qwest Corporation	7.625	6/15/2015	1,608,750
7,565,000	R.H. Donnelley Corporation	6.875	1/15/2013	4,614,650
2,460,000	R.H. Donnelley Corporation *	6.875	1/15/2013	1,500,600
355,000	R.H. Donnelley Corporation	8.875	1/15/2016	224,538
1,890,000	Rural Cellular Corporation †	6.076	6/1/2008	1,890,000
1,780,000	Rural Cellular Corporation	9.875	2/1/2010	1,828,950
5,890,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	5,948,900
6,490,000	TL Acquisitions, Inc. *≤	10.500	1/15/2015	5,581,400
5,360,000	Videotron Ltee	6.875	1/15/2014	4,944,600
2,840,000	Virgin Media Finance plc	8.750	4/15/2014	2,548,900
1,270,000	Windstream Corporation	8.625	8/1/2016	1,247,775
2,100,000	Windstream Corporation	7.000	3/15/2019	1,827,000
	Total Communications Services			106,514,051

Consumer Cyclical (18.0%)
1,980,000	Allied Security Escrow Corporation ‡	11.375	7/15/2011	1,702,800
1,205,000	Beazer Homes USA, Inc. *	8.625	5/15/2011	927,850
3,390,000	Buhrmann U.S., Inc. ±	7.875	3/1/2015	3,169,650
2,940,000	Burlington Coat Factory Warehouse Corporation *	11.125	4/15/2014	2,271,150
4,110,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation	10.125	3/1/2012	4,140,825
1,970,000	Dollarama Group, LP †	10.579	6/16/2008	1,861,650
5,760,000	Dollarama Group, LP	8.875	8/15/2012	5,414,400
6,220,000	Fontainebleau Las Vegas Holdings, LLC ≤	10.250	6/15/2015	4,385,100
4,050,000	Ford Motor Credit Company †	8.708	4/15/2008	3,805,595
1,350,000	Ford Motor Credit Company	9.750	9/15/2010	1,202,544
3,350,000	Ford Motor Credit Company	7.375	2/1/2011	2,793,434
2,680,000	Ford Motor Credit Company	7.000	10/1/2013	2,090,451
1,590,000	Ford Motor Credit Company *	8.000	12/15/2016	1,244,660
4,390,000	Gaylord Entertainment Company	6.750	11/15/2014	3,819,300
2,850,000	General Motors Corporation	7.200	1/15/2011	2,379,750
1,700,000	General Motors Corporation *	7.700	4/15/2016	1,241,000
1,700,000	General Motors Corporation *	8.250	7/15/2023	1,190,000
4,520,000	Group 1 Automotive, Inc. *	8.250	8/15/2013	4,248,800
2,460,000	Hanesbrands, Inc. †	8.204	6/16/2008	2,183,250
4,280,000	Host Hotels & Resorts, LP	6.875	11/1/2014	4,076,700
3,960,000	KB Home *	6.250	6/15/2015	3,509,550
7,380,000	Lear Corporation *	8.500	12/1/2013	6,568,200
6,090,000	MGM MIRAGE	5.875	2/27/2014	5,206,950
1,655,000	Norcraft Holdings, LP/Norcraft Capital Corporation >	Zero Coupon	9/1/2008	1,448,125
2,800,000	Perry Ellis International, Inc.	8.875	9/15/2013	2,674,000
4,600,000	Pinnacle Entertainment	8.250	3/15/2012	4,335,500
3,356,000	Pokagon Gaming Authority ≤	10.375	6/15/2014	3,540,580
1,150,000	Pulte Homes, Inc.	7.875	8/1/2011	1,104,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

High Yield Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (89.2%)	Rate	Date	Value
Consumer Cyclical — continued
$2,850,000	Pulte Homes, Inc.	5.200%	2/15/2015	$2,422,500
4,945,000	Rite Aid Corporation	8.625	3/1/2015	3,770,562
4,010,000	Sally Holdings, LLC *	9.250	11/15/2014	3,999,975
2,835,000	Seminole Hard Rock Entertainment †≤	5.300	6/16/2008	2,246,738
2,100,000	Service Corporation International	6.750	4/1/2015	2,065,875
5,240,000	Shingle Springs Tribal Gaming Authority ≤	9.375	6/15/2015	4,637,400
3,400,000	Speedway Motorsports, Inc.	6.750	6/1/2013	3,315,000
6,575,000	Station Casinos, Inc. *	6.875	3/1/2016	3,829,938
3,060,000	Tenneco, Inc. ≤	8.125	11/15/2015	3,037,050
6,510,000	Tunica Biloxi Gaming Authority ≤	9.000	11/15/2015	6,314,700
2,000,000	Turning Stone Resort Casino Enterprise ≤	9.125	12/15/2010	1,940,000
4,060,000	Turning Stone Resort Casino Enterprise ≤	9.125	9/15/2014	3,877,300
4,855,000	Universal City Florida Holding Company I/II †	7.989	5/1/2008	4,709,350
4,145,000	Warnaco, Inc.	8.875	6/15/2013	4,300,438
3,103,000	WMG Holdings Corporation >	Zero Coupon	12/15/2009	1,613,560
1,830,000	Wynn Las Vagas Capital Corporation *	6.625	12/1/2014	1,761,375
5,070,000	Wynn Las Vegas Capital Corporation ≤	6.625	12/1/2014	4,879,875
	Total Consumer Cyclical			141,257,450

Consumer Non-Cyclical (11.6%)
1,650,000	Bausch & Lomb, Inc. *≤	9.875	11/1/2015	1,678,875
5,335,000	Boston Scientific Corporation ‡	5.450	6/15/2014	4,894,862
3,480,000	Community Health Systems, Inc. ‡	8.875	7/15/2015	3,493,050
750,000	Constellation Brands, Inc.	8.125	1/15/2012	757,500
4,970,000	Constellation Brands, Inc. ‡	7.250	9/1/2016	4,833,325
4,880,000	DaVita, Inc.	7.250	3/15/2015	4,758,000
6,020,000	HCA, Inc.	6.750	7/15/2013	5,327,700
9,795,000	HCA, Inc. ‡	9.250	11/15/2016	10,162,313
3,730,000	Jarden Corporation *	7.500	5/1/2017	3,263,750
4,685,000	Jostens Holding Corporation >	Zero Coupon	12/1/2008	4,380,475
5,900,000	LVB Acquisition, Inc. ≤	10.000	10/15/2017	6,180,250
2,780,000	LVB Acquisition, Inc. ≤	11.625	10/15/2017	2,780,000
3,240,000	Michael Foods, Inc.	8.000	11/15/2013	3,159,000
2,840,000	Pinnacle Foods Finance, LLC	9.250	4/1/2015	2,513,400
3,945,000	Select Medical Corporation *	7.625	2/1/2015	3,116,550
2,125,000	Smithfield Foods, Inc.	8.000	10/15/2009	2,156,875
2,150,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	2,155,375
3,410,000	Sun Healthcare Group, Inc.	9.125	4/15/2015	3,290,650
2,680,000	SUPERVALU, Inc.	7.500	11/15/2014	2,706,800
3,780,000	Surgical Care Affiliates, Inc. ≤	8.875	7/15/2015	2,910,600
2,500,000	Tenet Healthcare Corporation	6.375	12/1/2011	2,256,250
560,000	Tenet Healthcare Corporation	6.500	6/1/2012	494,200
2,220,000	Tenet Healthcare Corporation	9.875	7/1/2014	2,147,850
5,960,000	Vanguard Health Holding Company II, LLC	9.000	10/1/2014	5,736,500
4,490,000	Ventas Realty, LP/Ventas Capital Corporation *	6.500	6/1/2016	4,332,850
1,508,000	Warner Chilcott Corporation	8.750	2/1/2015	1,508,000
	Total Consumer Non-Cyclical			90,995,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

High Yield Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (89.2%)	Rate	Date	Value
Energy (8.8%)
$3,230,000	CHC Helicopter Corporation	7.375%	5/1/2014	$3,217,888
4,290,000	Chesapeake Energy Corporation	7.500	9/15/2013	4,418,700
1,585,000	Chesapeake Energy Corporation	6.375	6/15/2015	1,537,450
3,210,000	Chesapeake Energy Corporation	6.250	1/15/2018	3,065,550
4,520,000	Connacher Oil and Gas, Ltd. ≤	10.250	12/15/2015	4,553,900
3,035,000	Denbury Resources, Inc. *	7.500	12/15/2015	3,103,288
2,980,000	Forest Oil Corporation *	7.250	6/15/2019	3,032,150
3,130,000	Helix Energy Solutions Group, Inc. ≤	9.500	1/15/2016	3,130,000
2,135,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	2,017,575
3,900,000	Key Energy Services, Inc. ≤	8.375	12/1/2014	3,890,250
2,700,000	Mariner Energy, Inc.	8.000	5/15/2017	2,578,500
4,170,000	Newfield Exploration Company	6.625	4/15/2016	4,086,600
5,105,000	Ocean Rig Norway AS ≤	8.375	7/1/2013	5,615,500
4,090,000	OPTI Canada, Inc.	8.250	12/15/2014	4,049,100
4,840,000	PetroHawk Energy Corporation	9.125	7/15/2013	4,973,100
4,280,000	Petroplus Finance, Ltd. ≤	7.000	5/1/2017	3,819,900
3,630,000	Plains Exploration & Production Company	7.750	6/15/2015	3,620,925
3,450,000	Southwestern Energy Company	7.500	2/1/2018	3,570,750
3,800,000	Western Oil Sands, Inc.	8.375	5/1/2012	4,269,087
	Total Energy			68,550,213

Financials (2.7%)
2,150,000	ACE Cash Express, Inc. ‡≤	10.250	10/1/2014	1,752,250
3,660,000	Bank of America Corporation ‡	8.000	1/30/2018	3,664,392
1,425,000	Deluxe Corporation	7.375	6/1/2015	1,328,812
2,050,000	FTI Consulting, Inc.	7.625	6/15/2013	2,101,250
12,285,000	General Motors Acceptance Corporation	6.875	9/15/2011	9,402,497
3,850,000	Nuveen Investment, Inc. ≤	10.500	11/15/2015	3,301,375
	Total Financials			21,550,576

Technology (3.6%)
650,000	Avago Technologies Finance Pte †	8.576	6/2/2008	640,250
4,440,000	Avago Technologies Finance Pte ‡	10.125	12/1/2013	4,684,200
5,670,000	First Data Corporation *≤	9.875	9/24/2015	4,663,575
2,900,000	Freescale Semiconductor, Inc.	8.875	12/15/2014	2,269,250
2,290,000	Nortel Networks, Ltd. †	8.508	4/15/2008	1,963,675
1,600,000	NXP BV/NXP Funding, LLC †	7.008	4/15/2008	1,320,000
2,760,000	NXP BV/NXP Funding, LLC *	9.500	10/15/2015	2,270,100
5,955,000	Seagate Technology HDD Holdings	6.800	10/1/2016	5,672,138
4,430,000	SunGard Data Systems, Inc. *	10.250	8/15/2015	4,452,150
	Total Technology			27,935,338

Transportation (2.7%)
3,160,243	Continental Airlines, Inc. ‡	7.875	7/2/2018	2,686,206
2,670,000	Delta Air Lines, Inc.	7.920	11/18/2010	2,496,450
1,825,000	Hertz Corporation	8.875	1/1/2014	1,729,188
2,955,000	Hertz Corporation *	10.500	1/1/2016	2,766,619

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

High Yield Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (89.2%)	Rate	Date	Value
Transportation — continued
$3,220,000	Kansas City Southern de Mexico SA de CV	7.625%	12/1/2013	$3,026,800
1,130,000	Kansas City Southern de Mexico SA de CV ≤	7.375	6/1/2014	1,042,425
3,300,000	Navios Maritime Holdings, Inc.	9.500	12/15/2014	3,287,625
3,500,000	Windsor Petroleum Transport Corporation ≤ ƒ	7.840	1/15/2021	4,075,820
	Total Transportation			21,111,133

Utilities (9.4%)
1,700,000	AES Corporation ‡	8.875	2/15/2011	1,780,750
1,976,000	AES Corporation ±≤	8.750	5/15/2013	2,055,040
3,800,000	AES Corporation *	7.750	10/15/2015	3,828,500
3,800,000	AES Corporation *±	8.000	10/15/2017	3,847,500
2,950,000	Colorado Interstate Gas Company	6.800	11/15/2015	3,041,471
1,445,000	Consumers Energy Company	6.300	2/1/2012	1,453,700
3,990,000	Copano Energy, LLC	8.125	3/1/2016	4,129,650
2,020,000	Dynegy Holdings, Inc.	6.875	4/1/2011	1,984,650
1,860,000	Dynegy Holdings, Inc.	7.500	6/1/2015	1,743,750
2,005,000	Dynegy Holdings, Inc. *	8.375	5/1/2016	1,984,950
1,370,000	Dynegy Holdings, Inc.	7.750	6/1/2019	1,280,950
2,230,000	Edison Mission Energy	7.500	6/15/2013	2,285,750
3,710,000	Edison Mission Energy *	7.000	5/15/2017	3,691,450
3,710,000	Edison Mission Energy	7.200	5/15/2019	3,663,625
2,530,000	El Paso Corporation	6.875	6/15/2014	2,580,033
2,530,000	El Paso Corporation	7.000	6/15/2017	2,602,128
1,530,000	Mirant North America, LLC	7.375	12/31/2013	1,545,300
7,880,000	NRG Energy, Inc. *	7.375	2/1/2016	7,722,400
3,350,000	Regency Energy Partners, LP	8.375	12/15/2013	3,417,000
2,160,000	Reliant Energy Resources Corporation	6.750	12/15/2014	2,197,800
4,890,000	SemGroup, LP *≤	8.750	11/15/2015	4,474,350
2,020,000	Southern Natural Gas Company	7.350	2/15/2031	2,068,825
2,503,000	Southern Star Central Corporation	6.750	3/1/2016	2,402,880
2,280,000	Williams Companies, Inc.	8.125	3/15/2012	2,490,900
2,940,000	Williams Companies, Inc.	7.625	7/15/2019	3,138,450
2,400,000	Williams Partners, LP	7.250	2/1/2017	2,412,000
	Total Utilities			73,823,802
	Total Long-Term Fixed Income (cost $736,927,596)			698,800,407

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

High Yield Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Preferred Stock (1.4%)	Value	Shares	Common Stock (< 0.1%)	Value
3,400	Bank of America Corporation,		30	Pliant Corporation # ^	$0
	Convertible	$3,512,200	121,520	TVMAX Holdings, Inc. #	12,152
58,362	Chevy Chase Preferred Capital		6,932	XO Communications, Inc., Stock
	Corporation, Convertible	2,976,462		Warrants #	347
11,340	Citigroup, Inc., Convertible	538,423	9,243	XO Communications, Inc., Stock
94,000	Federal National Mortgage Association	2,260,700		Warrants #	924
5,040	NRG Energy, Inc., Convertible	1,702,575	6,932	XO Communications, Inc., Stock
	Total Preferred Stock			Warrants #	277
	(cost $10,531,269)	10,990,360	4,621	XO Holdings, Inc., Stock Warrants #	6,007
			80,000	ZSC Specialty Chemical plc, Preferred
				Stock Warrants #^ƒ	0
			80,000	ZSC Specialty Chemical plc,
				Stock Warrants # ^ƒ	0
				Total Common Stocks
				(cost $6,566,208)	19,707

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (13.1%)	Rate (+)	Date	Value
102,809,238	Thrivent Financial Securities Lending Trust	2.990%	N/A	$102,809,238
	Total Collateral Held for Securities Loaned
	(cost $102,809,238)			102,809,238

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (7.2%)	Rate (+)	Date	Value
$400,000	Federal National Mortgage Association ‡	1.440%	5/16/2008	$399,292
6,150,000	Federal National Mortgage Association	3.198	5/16/2008	6,125,537
15,000,000	Rabobank USA Finance Corporation	2.470	4/1/2008	15,000,000
34,670,242	Thrivent Money Market Portfolio	3.110	N/A	34,670,242
	Total Short-Term Investments (at amortized cost)			56,195,071
	Total Investments (cost $925,218,153) 112.4%			$880,231,781
	Other Assets and Liabilities, Net (12.4%)			(97,112,876)
	Total Net Assets 100.0%			$783,118,905

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	(68)	June 2008	($8,137,480)	($8,088,812)	$48,668
Total Futures					$48,668

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

High Yield Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

			Notional
	Buy/Sell	Termination	Principal		Unrealized
Swaps and Counterparty	Protection	Date	Amount	Value	Gain/(Loss)
Credit Default Swaps
GMAC CDS, 5 Year, at 6.80%;	Sell	December 2012	$2,800,000	($446,443)	($446,643)
Bank of America, N.A.
GM CDS., 5 Year, at 6.30%;	Sell	December 2012	2,800,000	(403,576)	(403,576)
Bank of America, N.A.
CDX, N.A., 5 Year, Series 9, at 3.75%;	Sell	December 2012	30,195,000	(3,254,845)	(2,234,394)
Bank of America, N.A.
Ford Motor Company, 5 Year, at 6.90%;	Sell	September 2012	4,940,000	(729,608)	(729,608)
Bank of America, N.A.
Total Swaps					($3,814,221)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At March 31, 2008, $199,204 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $8,559,255, $47,799,843 and $3,493,050 of investments were earmarked as collateral to cover open financial futures contracts, swap contracts and unfunded loan commitments, respectively.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2008 the value of these investments was $136,628,153 or 17.4% of total net assets.

≠ All or a portion of the loan is unfunded.

!! The stated interest rate represents the weighted average of all contracts within the bank loan facility. Bank loans generally have rates of interest which are reset either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturities shown.

ƒ Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of March 31, 2008.

	Acquisition
Security	Date	Cost
Windsor Petroleum Transport Corporation	4/15/1998	$4,320,100
ZSC Specialty Chemical plc, Preferred Warrants	6/24/1999	47,568
ZSC Specialty Chemical plc, Stock Warrants	6/24/1999	111,712

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,655,145
Gross unrealized depreciation	(52,641,517)
Net unrealized appreciation (depreciation)	($44,986,372)
Cost for federal income tax purposes	$925,218,153

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (37.0%)	Value	Shares	Common Stock (37.0%)	Value
Consumer Discretionary (1.3%)			1,900	Camden Property Trust	$95,380
9,000	Genuine Parts Company	$361,980	2,500	CBL & Associates Properties, Inc.	58,825
11,900	McDonald’s Corporation	663,663	11,300	Citigroup, Inc.	242,046
5,700	Stanley Works	271,434	1,800	Colonial Properties Trust *	43,290
2,600	VF Corporation	201,526	9,200	Comerica, Inc.	322,736
	Total Consumer Discretionary	1,498,603	10,500	Commerce Group, Inc.	378,630
			1,600	Corporate Office Properties Trust	53,776
Consumer Staples (5.6%)			3,900	Credicorp, Ltd *	279,786
14,700	Altria Group, Inc. ‡	326,340	6,900	DCT Industrial Trust, Inc. *	68,724
2,800	Brown-Forman Corporation	185,416	4,400	Developers Diversified Realty
12,400	Clorox Company	702,336		Corporation	184,272
13,600	Coca-Cola Company	827,832	3,800	DiamondRock Hospitality Company	48,146
1,100	Imperial Tobacco Group plc ADR	101,277	2,200	Digital Realty Trust, Inc. *	78,100
9,600	Kimberly-Clark Corporation	619,680	5,200	Duke Realty Corporation *	118,612
13,900	Kraft Foods, Inc.	431,039	1,100	EastGroup Properties, Inc.	51,106
4,000	PepsiCo, Inc.	288,800	2,900	Education Realty Trust, Inc.	36,453
14,700	Philip Morris International, Inc. #	743,526	1,200	Entertainment Properties Trust *	59,196
14,700	Procter & Gamble Company	1,030,029	9,100	Equity Residential REIT	377,559
7,200	Universal Corporation	471,816	800	Essex Property Trust, Inc.	91,184
16,100	Wal-Mart Stores, Inc.	848,148	3,000	Extra Space Storage, Inc.	48,570
	Total Consumer Staples	6,576,239	1,900	Federal Realty Investment Trust	148,105
			48,898	Fiduciary/Claymore MLP Opportunity
Energy (3.2%)				Fund	1,024,910
6,200	BP plc ‡	376,030	2,100	First Industrial Realty Trust, Inc. *	64,869
8,300	Chevron Corporation	708,488	3,100	Franklin Street Properties Corporation *	44,392
21,794	Energy Income and Growth Fund	478,596	8,200	General Growth Properties, Inc. *	312,994
8,300	Exxon Mobil Corporation	702,014	1,900	Getty Realty Corporation	30,267
5,500	Holly Corporation	238,755	1,700	Goldman Sachs Group, Inc.	281,163
34,605	Kayne Anderson MLP Investment		2,000	Hartford Financial Services Group, Inc.	151,540
	Company	1,015,657	7,400	Health Care Property Investors, Inc.	250,194
5,200	Sasol, Ltd. ADR	251,628	3,000	Health Care REIT, Inc. *	135,390
	Total Energy	3,771,168	1,800	Healthcare Realty Trust, Inc.	47,070
			2,100	Highwoods Properties, Inc.	65,247
			1,300	Home Properties, Inc. *	62,387
Financials (15.8%)			4,000	Hospitality Properties Trust	136,080
1,600	Acadia Realty Trust	38,640	17,700	Host Marriott Corporation	281,784
1,000	Alexandria Real Estate Equities, Inc.	92,720	11,100	HRPT Properties Trust	74,703
3,100	AMB Property Corporation ‡	168,702	6,003	HSBC Holdings plc ADR *	494,047
1,500	American Campus Communities, Inc.	41,040	4,500	Investors Real Estate Trust	44,010
3,053	Apartment Investment & Management		2,900	J.P. Morgan Chase & Company	124,555
	Company	109,328	1,100	Kilroy Realty Corporation	54,021
32,800	Arthur J. Gallagher & Company	774,736	8,422	Kimco Realty Corporation *	329,890
7,600	Astoria Financial Corporation	206,416	1,500	LaSalle Hotel Properties	43,095
2,300	Avalonbay Communities, Inc.	221,996	4,000	Lexington Corporate Properties Trust *	57,640
25,000	Bank of America Corporation ‡	947,750	3,400	Liberty Property Trust	105,774
9,700	BB&T Corporation	310,982	2,900	Lincoln National Corporation	150,800
2,700	BioMed Realty Trust, Inc.	64,503	2,500	Macerich Company	175,675
3,700	Boston Properties, Inc. ‡	340,659	2,600	Mack-Cali Realty Corporation	92,846
3,500	Brandywine Realty Trust	59,360	3,600	Medical Properties Trust, Inc. *	40,752
1,700	BRE Properties, Inc. *	77,452	16,900	Mercury General Corporation	748,839

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Shares	Common Stock (37.0%)	Value	Shares	Common Stock (37.0%)	Value
Financials — continued			35,000	Pfizer, Inc.	$732,550
1,000	Mid-America Apartment		7,000	Teva Pharmaceutical Industries, Ltd. ADR	323,330
	Communities, Inc.	$49,840		Total Health Care	4,050,068
3,000	National Retail Properties, Inc.	66,150
3,200	Nationwide Health Properties, Inc. *	108,000	Industrials (3.8%)
2,900	Omega Healthcare Investors, Inc.	50,344	3,500	3M Company	277,025
1,100	Parkway Properties, Inc.	40,656	4,400	Avery Dennison Corporation ‡	216,700
1,800	Pennsylvania Real Estate Investment		13,300	Caterpillar, Inc.	1,041,257
	Trust	43,902	1,900	Expeditors International of
5,800	Plum Creek Timber Company, Inc.	236,060		Washington, Inc. *	85,842
1,400	Post Properties, Inc.	54,068	7,600	General Dynamics Corporation	633,612
1,400	Potlatch Corporation	57,778	28,700	General Electric Company	1,062,187
8,400	ProLogis Trust	494,424	26,600	Masco Corporation *	527,478
4,256	Public Storage, Inc.	377,167	5,500	Raytheon Company	355,355
2,700	Rayonier, Inc. REIT	117,288	9,400	Tomkins plc ADR	133,668
3,900	Realty Income Corporation *	99,918	2,400	United Technologies Corporation	165,168
2,300	Regency Centers Corporation	148,948		Total Industrials	4,498,292
22,629	Regions Financial Corporation	446,923
3,100	Senior Housing Property Trust	73,470	Information Technology (1.1%)
7,400	Simon Property Group, Inc. *	687,534	14,000	Intel Corporation	296,520
1,835	SL Green Realty Corporation *	149,497	5,000	International Business Machines
1,200	Sovran Self Storage, Inc. *	51,252		Corporation	575,700
2,800	Strategic Hotel Capital, Inc. *	36,764	8,700	Linear Technology Corporation *	267,003
1,700	Sun Communities, Inc.	34,850	5,300	Paychex, Inc.	181,578
2,200	Sunstone Hotel Investors, Inc.	35,222		Total Information Technology	1,320,801
1,200	Tanger Factory Outlet Centers, Inc. *	46,164
1,300	Taubman Centers, Inc.	67,730	Materials (1.0%)
21,303	Tortoise Energy Infrastructure		1,200	Broken Hill Proprietary, Ltd. *	79,020
	Corporation	639,090	1,900	Martin Marietta Materials, Inc. *	201,723
17,570	Tortoise North American Energy		4,600	Nucor Corporation	311,604
	Corporation	397,960	6,000	PPG Industries, Inc.	363,060
36,400	U.S. Bancorp *	1,177,905	4,000	Sonoco Products Company	114,520
4,600	UDR, Inc.	112,792	2,200	Vulcan Materials Company *	146,080
4,500	Ventas, Inc.	202,095		Total Materials	1,216,007
4,900	Vornado Realty Trust	422,429
2,000	Washington Real Estate Investment
	Trust *	66,840	Telecommunications Services (1.3%)
3,000	Weingarten Realty Investors	103,320	8,500	America Movil SA de CV ADR ‡	541,365
12,100	Wells Fargo & Company	352,110	26,300	AT&T, Inc. ±‡	1,007,290
	Total Financials	18,712,204		Total Telecommunications
				Services	1,548,655
Health Care (3.4%)
11,600	Abbott Laboratories ‡	639,740	Utilities (0.5%)
6,700	Bristol-Myers Squibb Company	142,710	9,900	Atmos Energy Corporation ‡	252,450
11,900	Eli Lilly and Company	613,921	3,700	Huaneng Power International, Inc. ADR *	112,998
15,900	Johnson & Johnson	1,031,433	5,400	Progress Energy, Inc.	225,180
2,700	Medtronic, Inc.	130,599		Total Utilities	590,628
8,400	Merck & Company, Inc.	318,780
3,500	Meridian Bioscience, Inc.	117,005		Total Common Stock
				(cost $47,673,544)	43,782,665

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

	Preferred Stock/Equity-Linked			Preferred Stock/Equity-Linked
Shares	Securities (0.8%)	Value	Shares	Securities (0.8%)	Value
Communications Services (0.3%)			Utilities (0.1%)
10,400	CenterPoint Energy, Inc., Convertible	$296,192	520	NRG Energy, Inc., Convertible	$175,662
	Total Communications Services	296,192
				Total Utilities	175,662
Financials (0.4%)				Total Preferred Stock/
8,442	Allegro Investment Corporation SA TGT,			Equity-Linked Securities
	Convertible ‡¿	436,797		(cost $958,206)	908,651
	Total Financials	436,797

Principal		Interest	Maturity
Amount	Bank Loans (8.1%) !!	Rate	Date	Value
Basic Materials (0.7%)
$400,625	Domtar Corporation, Term Loan	3.934%	3/7/2014	$373,999
430,000	Georgia-Pacific Corporation, Term Loan §≠	4.704	12/20/2012	398,825
	Total Basic Materials			772,824

Capital Goods (0.7%)
260,839	Allied Waste North America, Inc., Term Loan	4.329	3/28/2014	247,471
156,826	Allied Waste North America, Inc., Term Loan	6.621	3/28/2014	148,514
430,000	United Rentals, Inc., Term Loan §≠	4.954	2/14/2011	411,007
	Total Capital Goods			806,992

Communications Services (1.0%)
428,897	Direct TV Holdings, LLC, Term Loan	4.204	4/13/2013	412,037
446,608	Idearc, Inc., Term Loan	4.700	11/17/2014	356,617
446,625	Windstream Corporation, Term Loan	5.500	7/17/2013	428,202
	Total Communications Services			1,196,856

Consumer Cyclical (0.7%)
430,000	Goodyear Engineered Product, Term Loan §≠	8.454	7/31/2015	385,065
68,472	Hertz Corporation, Term Loan	4.099	12/21/2012	64,021
378,674	Hertz Corporation, Term Loan	4.429	12/21/2012	353,469
	Total Consumer Cyclical			802,555

Consumer Non-Cyclical (2.7%)
447,750	Biomet, Inc., Term Loan	5.696	3/25/2015	430,744
379,688	BSC Internation Holdings, Ltd., Term Loan	3.606	4/21/2011	356,906
4,880	CHS/Community Health Systems, Inc., Term Loan §≠	3.454	7/25/2014	4,494
428,932	CHS/Community Health Systems, Inc., Term Loan	5.335	7/25/2014	395,038
430,000	Constellation Brands, Inc., Term Loan	4.912	6/5/2013	409,394
430,000	Fresenius Medical Care, Term Loan	2.750	3/31/2013	410,293
428,914	HCA, Inc., Term Loan	4.946	11/18/2013	394,438
430,000	Mylan Laboratories, Inc., Term Loan §≠	5.954	10/2/2014	414,769
364,557	Supervalu, Inc., Term Loan	4.186	6/2/2012	349,672
	Total Consumer Non-Cyclical			3,165,748

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Bank Loans (8.1%) !!	Rate	Date	Value
Financials (0.7%)
$430,000	Nuveen Investments, Inc., Term Loan §≠	5.680%	11/13/2014	$387,215
447,739	Solar Capital Corporation, Term Loan	4.878	2/28/2014	415,466
	Total Financials			802,681

Technology (0.7%)
428,922	First Data Corporation, Term Loan	5.355	9/24/2014	385,387
332,348	Flextronics Semiconductor, Ltd., Term Loan	7.394	10/1/2014	301,606
95,502	Flextronics Semiconductor, Ltd., Term Loan	7.455	10/1/2012	89,772
	Total Technology			776,765

Transportation (0.3%)
430,000	Kansas City Southern Railway, Term Loan §≠	5.502	6/29/2012	398,825
	Total Transportation			398,825

Utilities (0.6%)
428,925	Energy Future Holdings, Term Loan	6.579	10/10/2014	390,412
271,095	NRG Energy, Inc., Term Loan	4.196	2/1/2013	254,529
132,012	NRG Energy, Inc., Term Loan	4.096	2/1/2013	123,824
	Total Utilities			768,765

	Total Bank Loans (cost $9,851,535)			9,492,011

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (53.1%)	Rate	Date	Value
Asset-Backed Securities (2.6%)
$1,000,000	Citibank Credit Card Issuance Trust	5.650%	9/20/2019	$1,000,635
500,000	Discover Card Master Trust	5.650	3/16/2020	499,195
650,000	GAMUT Reinsurance, Ltd. †≤	10.244	4/30/2008	646,295
250,000	GAMUT Reinsurance, Ltd. †≤	18.244	4/30/2008	249,730
400,000	Merna Re, Ltd. †≤	4.446	6/30/2008	364,920
400,000	Merna Re, Ltd. †≤	5.446	6/30/2008	365,240
	Total Asset-Backed Securities			3,126,015

Basic Materials (4.6%)
430,000	Abitibi-Consolidated, Inc.	6.000	6/20/2013	208,550
110,000	Aleris International, Inc.	9.000	12/15/2014	80,300
160,000	Arch Western Finance, LLC ‡	6.750	7/1/2013	159,600
78,000	Buckeye Technologies, Inc.	8.000	10/15/2010	77,902
210,000	Cascades, Inc.	7.250	2/15/2013	185,325
430,000	Chemtura Corporation	6.875	6/1/2016	382,700
220,000	Domtar, Inc.	7.875	10/15/2011	220,000
130,000	Domtar, Inc.	7.125	8/15/2015	122,525
130,000	Drummond Company, Inc. ≤	7.375	2/15/2016	118,950
230,000	FMG Finance, Pty. Ltd. ≤	10.625	9/1/2016	258,750
290,000	Freeport-McMoRan Copper & Gold, Inc.	8.375	4/1/2017	307,762
90,000	Georgia-Pacific Corporation	8.125	5/15/2011	89,325
570,000	Georgia-Pacific Corporation ≤	7.125	1/15/2017	527,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (53.1%)	Rate	Date	Value
Basic Materials — continued
$210,000	Graphic Packaging International Corporation	9.500%	8/15/2013	$201,600
240,000	Griffin Coal Mining Company, Pty., Ltd. ≤	9.500	12/1/2016	172,800
20,000	Huntsman International, LLC	7.875	11/13/2014	21,200
220,000	Invista	9.250	5/1/2012	224,950
80,000	Jefferson Smurfit Corporation	8.250	10/1/2012	72,100
320,000	Mosaic Global Holdings, Inc., Convertible ≤	7.625	12/1/2014	342,400
210,000	NewPage Corporation	10.000	5/1/2012	214,200
430,000	Novelis, Inc.	7.250	2/15/2015	380,550
450,000	Peabody Energy Corporation	5.875	4/15/2016	425,250
430,000	Smurfit-Stone Container Enterprises, Inc.	8.000	3/15/2017	361,200
250,000	Terra Capital, Inc.	7.000	2/1/2017	246,562
	Total Basic Materials			5,401,751

Capital Goods (3.4%)
440,000	Allied Waste North America, Inc. ‡	6.875	6/1/2017	431,200
130,000	Ball Corporation	6.625	3/15/2018	129,025
150,000	Berry Plastics Holding Corporation	8.875	9/15/2014	130,875
450,000	Bombardier, Inc. ‡≤	6.750	5/1/2012	445,500
380,000	Case New Holland, Inc.	7.125	3/1/2014	372,400
100,000	Crown Americas, Inc.	7.625	11/15/2013	102,000
100,000	Crown Americas, Inc.	7.750	11/15/2015	102,750
430,000	L-3 Communications Corporation	5.875	1/15/2015	411,725
400,000	L-3 Communications Corporation, Convertible	3.000	8/1/2035	499,500
100,000	Legrand SA	8.500	2/15/2025	112,744
360,000	Leucadia National Corporation	7.125	3/15/2017	341,100
140,000	Mueller Water Products, Inc.	7.375	6/1/2017	120,750
70,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	72,450
210,000	Owens-Illinois, Inc. *	7.500	5/15/2010	214,725
190,000	Plastipak Holdings, Inc. ≤	8.500	12/15/2015	172,900
110,000	TransDigm, Inc.	7.750	7/15/2014	110,000
270,000	United Rentals North America, Inc. *	7.000	2/15/2014	211,950
	Total Capital Goods			3,981,594

Collateralized Mortgage Obligations (1.9%)
1,747,380	Deutsche Alt-A Securities, Inc. †	5.292	4/25/2008	1,300,799
1,335,081	Washington Mutual Alternative Loan Trust †	5.076	4/25/2008	893,096
	Total Collateralized Mortgage Obligations			2,193,895

Commercial Mortgage-Backed Securities (4.0%)
2,000,000	Commercial Mortgage Pass-Through Certificates †≤	2.779	4/15/2008	1,854,590
1,000,000	Goldman Sachs Mortgage Securities Corporation II	5.799	8/10/2045	998,408
2,000,000	Wachovia Bank Commercial Mortgage Trust †≤	2.938	4/15/2008	1,875,796
	Total Commercial Mortgage-Backed Securities			4,728,794

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (53.1%)	Rate	Date	Value
Communications Services (6.3%)
$370,000	American Tower Corporation ‡≤	7.000%	10/15/2017	$370,000
120,000	Centennial Communications Corporation	8.125	2/1/2014	113,400
210,000	Charter Communications Operating, LLC ≤	8.000	4/30/2012	192,675
175,000	Citizens Communications Company	9.250	5/15/2011	181,125
430,000	Citizens Communications Company	6.250	1/15/2013	389,150
450,000	CSC Holdings, Inc.	7.625	4/1/2011	444,938
70,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	60,900
450,000	DIRECTV Holdings, LLC	6.375	6/15/2015	419,625
215,000	Echostar DBS Corporation	6.625	10/1/2014	195,650
530,000	Idearc, Inc.	8.000	11/15/2016	343,175
60,000	Intelsat Bermuda, Ltd.	9.250	6/15/2016	60,450
410,000	Intelsat Intermediate, Inc. >	Zero Coupon	2/1/2010	348,500
150,000	Intelsat Subsidiary Holding Company, Ltd.	8.625	1/15/2015	151,125
430,000	Interpublic Group of Companies, Inc.	6.250	11/15/2014	346,688
90,000	Lamar Media Corporation	6.625	8/15/2015	79,200
430,000	Level 3 Financing, Inc.	9.250	11/1/2014	351,525
430,000	Liberty Media Corporation	5.700	5/15/2013	376,484
200,000	News America, Inc. ≤	6.650	11/15/2037	201,698
280,000	NTL Cable plc	9.125	8/15/2016	250,600
250,000	Quebecor Media, Inc. ≤	7.750	3/15/2016	228,125
200,000	Qwest Communications International, Inc.	7.250	2/15/2011	192,000
60,000	Qwest Communications International, Inc.	7.500	2/15/2014	56,400
250,000	Qwest Corporation	7.875	9/1/2011	249,375
210,000	R.H. Donnelley Corporation	6.875	1/15/2013	128,100
310,000	R.H. Donnelley Corporation	6.875	1/15/2013	189,100
110,000	R.H. Donnelley Corporation	8.875	1/15/2016	69,575
365,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	383,472
85,000	Rural Cellular Corporation	9.875	2/1/2010	87,338
200,000	Time Warner Cable, Inc.	5.850	5/1/2017	191,442
200,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	202,000
140,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	142,993
210,000	Videotron Ltee	6.875	1/15/2014	193,725
300,000	Windstream Corporation	8.625	8/1/2016	294,750
	Total Communications Services			7,485,303

Consumer Cyclical (7.2%)
240,000	Beazer Homes USA, Inc. *	8.625	5/15/2011	184,800
360,000	Buhrmann U.S., Inc. ‡	7.875	3/1/2015	336,600
400,000	Centex Corporation	7.500	1/15/2012	373,000
180,000	Circus & Eldorado Joint Venture/Silver Legacy Capital
	Corporation	10.125	3/1/2012	181,350
230,000	Corrections Corporation of America	6.250	3/15/2013	225,400
400,000	D.R. Horton, Inc.	6.500	4/15/2016	356,000
102,000	Dollarama Group, LP †	10.579	6/16/2008	96,390
180,000	Dollarama Group, LP	8.875	8/15/2012	169,200
160,000	Ford Motor Credit Company †	8.708	4/15/2008	150,344
70,000	Ford Motor Credit Company	9.750	9/15/2010	62,354
130,000	Ford Motor Credit Company	7.000	10/1/2013	101,402
90,000	Ford Motor Credit Company *	8.000	12/15/2016	70,452

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (53.1%)	Rate	Date	Value
Consumer Cyclical — continued
$220,000	Gaylord Entertainment Company	6.750%	11/15/2014	$191,400
430,000	General Motors Corporation	7.200	1/15/2011	359,050
190,000	Hanesbrands, Inc. †	8.204	6/16/2008	168,625
430,000	Harrah’s Operating Company, Inc. *	10.750	2/1/2016	375,692
430,000	Host Marriott, LP	6.375	3/15/2015	399,900
220,000	KB Home	6.250	6/15/2015	194,975
430,000	Lear Corporation	8.500	12/1/2013	382,700
300,000	MGM MIRAGE	5.875	2/27/2014	256,500
220,000	MGM MIRAGE	7.625	1/15/2017	200,200
210,000	Pinnacle Entertainment	8.250	3/15/2012	197,925
196,000	Pokagon Gaming Authority ≤	10.375	6/15/2014	206,780
420,000	Pulte Homes, Inc.	7.875	8/1/2011	403,200
430,000	Rite Aid Corporation	7.500	3/1/2017	387,000
220,000	Royal Caribbean Cruises, Ltd.	7.250	6/15/2016	200,811
220,000	Seminole Hard Rock Entertainment †≤	5.300	6/16/2008	174,350
130,000	Service Corporation International	6.750	4/1/2015	127,888
330,000	Station Casinos, Inc. *	6.875	3/1/2016	192,225
220,000	Tenneco, Inc. ≤	8.125	11/15/2015	218,350
100,000	TRW Automotive, Inc. *≤	7.000	3/15/2014	92,250
260,000	Tunica Biloxi Gaming Authority ≤	9.000	11/15/2015	252,200
200,000	Turning Stone Resort Casino Enterprise ≤	9.125	12/15/2010	194,000
130,000	Turning Stone Resort Casino Enterprise ≤	9.125	9/15/2014	124,150
180,000	Universal City Florida Holding Company I/II †	7.989	5/1/2008	174,600
150,000	Warnaco, Inc.	8.875	6/15/2013	155,625
235,000	WMG Holdings Corporation >	Zero Coupon	12/15/2009	122,200
430,000	Wynn Las Vegas Capital Corporation ≤	6.625	12/1/2014	413,875
	Total Consumer Cyclical			8,473,763

Consumer Non-Cyclical (4.3%)
200,000	Aramark Corporation	8.500	2/1/2015	200,500
400,000	Archer-Daniels-Midland Company, Convertible ‡≤	0.875	2/15/2014	464,500
490,000	Boston Scientific Corporation ‡	5.450	6/15/2014	449,575
380,000	Community Health Systems, Inc.	8.875	7/15/2015	381,425
520,000	Constellation Brands, Inc.	7.250	9/1/2016	505,700
200,000	Coventry Health Care, Inc.	5.950	3/15/2017	188,988
210,000	DaVita, Inc.	6.625	3/15/2013	203,700
200,000	Fisher Scientific International, Inc., Convertible	3.250	3/1/2024	310,250
190,000	Genzyme Corporation, Convertible *	1.250	12/1/2023	220,162
480,000	HCA, Inc.	9.250	11/15/2016	498,000
190,000	Jarden Corporation	7.500	5/1/2017	166,250
220,000	LVB Acquisition, Inc. ≤	10.000	10/15/2017	230,450
160,000	Michael Foods, Inc.	8.000	11/15/2013	156,000
240,000	Smithfield Foods, Inc.	8.000	10/15/2009	243,600
320,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	320,800
340,000	SUPERVALU, Inc.	7.500	11/15/2014	343,400
210,000	Teva Pharmaceutical Finance Company, Convertible	1.750	2/1/2026	237,562
	Total Consumer Non-Cyclical			5,120,862

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (53.1%)	Rate	Date	Value
Energy (3.5%)
$160,000	CHC Helicopter Corporation	7.375%	5/1/2014	$159,400
510,000	Chesapeake Energy Corporation ‡	6.375	6/15/2015	494,700
140,000	Chesapeake Energy Corporation	6.250	1/15/2018	133,700
400,000	Chesapeake Energy Corporation, Convertible	2.750	11/15/2035	534,000
220,000	Connacher Oil and Gas, Ltd. ≤	10.250	12/15/2015	221,650
155,000	Denbury Resources, Inc.	7.500	12/15/2015	158,488
210,000	Forest Oil Corporation	7.250	6/15/2019	213,675
130,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	122,850
310,000	Newfield Exploration Company	6.625	4/15/2016	303,800
460,000	Ocean Rig Norway AS ≤	8.375	7/1/2013	506,000
190,000	OPTI Canada, Inc.	8.250	12/15/2014	188,100
200,000	PetroHawk Energy Corporation	9.125	7/15/2013	205,500
300,000	Petroplus Finance, Ltd. ≤	7.000	5/1/2017	267,750
220,000	Plains Exploration & Production Company	7.750	6/15/2015	219,450
330,000	Tesoro Corporation	6.500	6/1/2017	295,350
150,000	Western Oil Sands, Inc.	8.375	5/1/2012	168,517
	Total Energy			4,192,930

Financials (5.5%)
400,000	American International Group, Inc. ‡	6.250	3/15/2037	324,042
200,000	AXA SA ≤	6.463	12/14/2018	160,523
200,000	BBVA Bancomer SA ‡≤	6.008	5/17/2022	180,030
210,000	Capital One Capital III ‡	7.686	8/15/2036	163,098
210,000	Capital One Capital IV *	6.745	2/17/2037	149,952
430,000	Deluxe Corporation	5.125	10/1/2014	350,988
300,000	FTI Consulting, Inc.	7.625	6/15/2013	307,500
670,000	General Motors Acceptance Corporation	6.875	9/15/2011	512,794
220,000	Goldman Sachs Group, Inc., Convertible	1.000	3/7/2012	222,497
440,000	J.P. Morgan Chase Capital XX	6.550	9/29/2036	384,938
400,000	Lehman Brothers Holdings, Inc.	7.000	9/27/2027	369,732
630,000	Lincoln National Corporation	7.000	5/17/2016	577,696
200,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	162,980
210,000	Nuveen Investment, Inc. ≤	10.500	11/15/2015	180,075
210,000	ProLogis Trust	5.625	11/15/2016	190,960
420,000	Rabobank Capital Funding Trust ≤	5.254	10/21/2016	348,841
215,000	Rouse Company, LP	6.750	5/1/2013	185,281
420,000	Royal Bank of Scotland Group plc ≤	6.990	10/5/2017	356,538
420,000	Student Loan Marketing Corporation	4.500	7/26/2010	344,618
420,000	Swiss RE Capital I, LP ≤	6.854	5/25/2016	390,837
420,000	Wachovia Capital Trust III	5.800	3/15/2011	299,250
695,000	Washington Mutual Preferred Funding *≤	6.665	12/1/2020	375,300
	Total Financials			6,538,470

Technology (2.3%)
26,000	Avago Technologies Finance Pte †	8.576	6/2/2008	25,610
130,000	Avago Technologies Finance Pte ‡	10.125	12/1/2013	137,150
430,000	First Data Corporation *≤	9.875	9/24/2015	353,675
430,000	Flextronics International, Ltd.	6.250	11/15/2014	395,600
430,000	Freescale Semiconductor, Inc.	8.875	12/15/2014	336,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (53.1%)	Rate	Date	Value
Technology — continued
$80,000	NXP BV/NXP Funding, LLC †	7.008%	4/15/2008	$66,000
140,000	NXP BV/NXP Funding, LLC *	9.500	10/15/2015	115,150
430,000	Sanmina-SCI Corporation *	6.750	3/1/2013	373,025
370,000	Seagate Technology HDD Holdings	6.800	10/1/2016	352,425
430,000	Sungard Data Systems, Inc.	4.875	1/15/2014	376,788
210,000	Unisys Corporation	8.000	10/15/2012	180,600
	Total Technology			2,712,498

Transportation (1.4%)
220,000	Avis Budget Car Rental, LLC	7.750	5/15/2016	179,300
204,131	Continental Airlines, Inc.	7.875	7/2/2018	173,511
400,000	Continental Airlines, Inc.	6.903	4/19/2022	344,000
140,000	Delta Air Lines, Inc.	7.920	11/18/2010	130,900
60,000	Hertz Corporation	8.875	1/1/2014	56,850
100,000	Hertz Corporation	10.500	1/1/2016	93,625
150,000	Kansas City Southern de Mexico SA de CV	7.625	12/1/2013	141,000
215,000	Overseas Shipholding Group, Inc.	8.250	3/15/2013	215,806
335,015	Piper Jaffray Equipment Trust Securities ≤	6.750	4/1/2011	308,214
	Total Transportation			1,643,206

Utilities (6.1%)
430,000	AES Corporation ‡	7.750	10/15/2015	433,225
320,000	CMS Energy Corporation, Convertible	2.875	12/1/2024	361,600
350,000	Colorado Interstate Gas Company	6.800	11/15/2015	360,852
70,000	Consumers Energy Company	6.300	2/1/2012	70,421
210,000	Copano Energy, LLC	8.125	3/1/2016	217,350
110,000	Dynegy Holdings, Inc.	6.875	4/1/2011	108,075
100,000	Dynegy Holdings, Inc.	7.500	6/1/2015	93,750
120,000	Dynegy Holdings, Inc.	8.375	5/1/2016	118,800
40,000	Dynegy Holdings, Inc.	7.750	6/1/2019	37,400
120,000	Edison Mission Energy	7.500	6/15/2013	123,000
130,000	Edison Mission Energy	7.750	6/15/2016	133,900
200,000	Edison Mission Energy	7.000	5/15/2017	199,000
200,000	Edison Mission Energy	7.200	5/15/2019	197,500
250,000	El Paso Corporation	6.875	6/15/2014	254,944
210,000	Energy Future Holdings Corporation	10.875	11/1/2017	212,100
620,000	Enterprise Products Operating, LP	8.375	8/1/2016	603,483
160,000	Illinois Power Company ≤	6.125	11/15/2017	158,216
430,000	Intergen NV ≤	9.000	6/30/2017	449,350
430,000	Kinder Morgan Finance Company ulc	5.700	1/5/2016	407,425
70,000	Mirant North America, LLC	7.375	12/31/2013	70,700
540,000	NRG Energy, Inc.	7.375	2/1/2016	529,200
110,000	Pacific Energy Partners, LP/Pacific Energy Finance
	Corporation	7.125	6/15/2014	116,490
150,000	Pacific Energy Partners, LP/Pacific Energy Finance
	Corporation	6.250	9/15/2015	149,087
210,000	Regency Energy Partners, LP	8.375	12/15/2013	214,200
105,000	Reliant Energy Resources Corporation	6.750	12/15/2014	106,838
220,000	Reliant Resources, Inc. *	7.875	6/15/2017	218,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (53.1%)	Rate	Date	Value
Utilities — continued
$220,000	Sabine Pass LNG LP	7.500%	11/30/2016	$212,300
360,000	SemGroup, LP ≤	8.750	11/15/2015	329,400
80,000	Southern Natural Gas Company	7.350	2/15/2031	81,934
110,000	Southern Star Central Corporation	6.750	3/1/2016	105,600
430,000	Texas Competitive Electric Holdings Company, LLC	10.250	11/1/2015	428,388
120,000	Williams Partners, LP	7.250	2/1/2017	120,600
	Total Utilities			7,224,028

	Total Long-Term Fixed Income (cost $67,741,601)			62,823,109

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (7.2%)	Rate (+)	Date	Value
8,559,392	Thrivent Financial Securities Lending Trust	2.990%	N/A	$8,559,392
	Total Collateral Held for Securities Loaned
	(cost $8,559,392)			8,559,392

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.8%)	Rate (+)	Date	Value
$850,000	Federal National Mortgage Association ‡	3.388%	5/16/2008	$846,415
2,468,115	Thrivent Money Market Portfolio	3.110	N/A	2,468,115
	Total Short-Term Investments (at amortized cost)			3,314,530
	Total Investments (cost $138,098,808) 109.0%			$128,880,358
	Other Assets and Liabilities, Net (9.0%)			(10,645,295)
	Total Net Assets 100.0%			$118,235,063

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	28	June 2008	$3,147,891	$3,198,563	$50,672
10-Yr. U.S. Treasury Bond Futures	(15)	June 2008	(1,782,556)	(1,784,297)	(1,741)
Russell 2000 Index Mini-Futures	3	June 2008	205,278	207,000	1,722
S&P 500 Index Mini-Futures	4	June 2008	263,021	264,800	1,779
Total Futures					$52,432

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

			Notional
	Buy/Sell	Termination	Principal		Unrealized
Swaps and Counterparty	Protection	Date	Amount	Value	Gain/(Loss)
Credit Default Swaps
Ford Motor Company,	Sell	September 2012	$370,000	($54,647)	($54,647)
5 Year, at 6.90%;
Banc of America
Total Swaps					($54,647)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At March 31, 2008, $448,102 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $8,542,278 and $433,225 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts, respectively.

¿ These securities are Equity-Linked Structured Securities.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2008 the value of these investments was $15,344,923 or 13.0% of total net assets.

≠ All or a portion of the loan is unfunded.

!! The stated interest rate represents the weighted average of all contracts within the bank loan facility. Bank loans generally have rates of interest which are reset either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturities shown.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,760,430
Gross unrealized depreciation	(10,978,880)
Net unrealized appreciation (depreciation)	($9,218,450)
Cost for federal income tax purposes	$138,098,808

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Income Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.8%)	Rate	Date	Value
Asset-Backed Securities (8.2%)
$3,926,316	Bear Stearns Mortgage Funding Trust †~	2.739%	4/25/2008	$1,329,372
5,563,505	Capitalsource Commercial Loan Trust †~	2.666	4/20/2008	4,689,290
7,000,000	Citibank Credit Card Issuance Trust ~	5.650	9/20/2019	7,004,445
5,000,000	Credit Based Asset Servicing and Securitization, LLC †‡	2.709	4/25/2008	4,901,085
10,000,000	DaimlerChrysler Master Owner Trust ±†	2.868	4/15/2008	9,976,790
12,000,000	Discover Card Master Trust ‡	5.650	3/16/2020	11,980,680
9,741,127	Federal Home Loan Mortgage Corporation ±†	2.639	4/25/2008	9,414,799
4,500,000	First Franklin Mortgage Loan Asset-Backed Certificates ±†	2.689	4/25/2008	4,169,439
8,500,000	Ford Credit Floor Plan Master Owner Trust †~	2.998	4/15/2008	8,193,371
612,216	GE Commercial Loan Trust †‡≤	3.954	4/19/2008	608,653
10,000,000	GE Dealer Floorplan Master Note Trust †‡	2.576	4/20/2008	10,002,190
11,500,000	GMAC Mortgage Corporation Loan Trust †‡«	2.669	4/25/2008	11,469,076
10,000,000	GMAC Mortgage Corporation Loan Trust †‡«	2.689	4/25/2008	9,948,160
567,335	GMAC Mortgage Corporation Loan Trust †«	2.699	4/25/2008	536,306
2,370,991	IndyMac Seconds Asset-Backed Trust †‡«	2.769	4/25/2008	1,762,391
12,250,000	Merna Re, Ltd. ±†≤	4.446	6/30/2008	11,175,675
6,125,665	Residential Funding Mortgage Securities II †~«	2.729	4/25/2008	5,291,215
	Total Asset-Backed Securities			112,452,937

Basic Materials (1.0%)
4,710,000	Alcan, Inc. ‡	5.000	6/1/2015	4,627,104
1,500,000	Freeport-McMoRan Copper & Gold, Inc. †‡	8.394	4/1/2008	1,473,750
4,400,000	Lubrizol Corporation ~	5.500	10/1/2014	4,301,396
3,500,000	Precision Castparts Corporation ±	5.600	12/15/2013	3,886,813
	Total Basic Materials			14,289,063

Capital Goods (3.1%)
4,200,000	Caterpillar Financial Services Corporation ~	5.850	9/1/2017	4,346,693
1,800,000	Caterpillar Financial Services Corporation	5.450	4/15/2018	1,831,162
2,400,000	CRH America, Inc. ‡	6.000	9/30/2016	2,283,583
3,429,000	Goodrich Corporation ‡	6.800	7/1/2036	3,769,729
6,700,000	Honeywell International, Inc. ‡	5.300	3/1/2018	6,865,765
5,200,000	John Deere Capital Corporation	5.350	4/3/2018	5,184,088
1,805,000	Lockheed Martin Corporation ±	6.150	9/1/2036	1,864,172
5,250,000	Oakmont Asset Trust ‡≤	4.514	12/22/2008	5,299,749
1,800,000	Owens Corning, Inc.	7.000	12/1/2036	1,301,575
3,713,479	Systems 2001 Asset Trust, LLC ≤	6.664	9/15/2013	3,827,326
5,500,000	United Technologies Corporation	4.875	5/1/2015	5,597,146
	Total Capital Goods			42,170,988

Collateralized Mortgage Obligations (4.3%)
9,315,664	Banc of America Mortgage Securities, Inc. ‡	4.805	9/25/2035	8,831,874
3,829,106	Citigroup Mortgage Loan Trust, Inc. ‡	5.536	3/25/2036	3,855,963
4,368,451	Deutsche Alt-A Securities, Inc. †~	5.292	4/25/2008	3,251,998
4,173,681	HomeBanc Mortgage Trust ‡	5.989	4/25/2037	3,485,094
8,605,200	J.P. Morgan Mortgage Trust	5.004	7/25/2035	8,641,918
6,880,387	Merrill Lynch Mortgage Investors, Inc. ~	4.875	6/25/2035	6,623,811
5,897,968	Thornburg Mortgage Securities Trust †	2.689	4/25/2008	5,829,204
5,808,470	Wachovia Mortgage Loan Trust, LLC	5.563	5/20/2036	5,575,004

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Income Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.8%)	Rate	Date	Value
Collateralized Mortgage Obligations — continued
$8,010,487	Washington Mutual Alternative Loan Trust †	5.076%	4/25/2008	$5,358,577
1,287,349	Washington Mutual Mortgage Pass-Through Certificates †	2.889	4/25/2008	1,026,294
3,079,496	Washington Mutual Mortgage Pass-Through Certificates	4.836	9/25/2035	2,989,871
3,768,800	Zuni Mortgage Loan Trust †	2.729	4/25/2008	3,573,049
	Total Collateralized Mortgage Obligations			59,042,657

Commercial Mortgage-Backed Securities (12.6%)
4,099,047	Banc of America Commercial Mortgage, Inc. ~	4.037	11/10/2039	4,055,584
3,000,000	Banc of America Commercial Mortgage, Inc. ~	5.118	7/11/2043	2,949,810
10,000,000	Banc of America Large Loan Trust †‡≤	2.928	4/15/2008	9,355,880
5,000,000	Banc of America Large Loan Trust †‡≤	3.028	4/15/2008	4,675,545
3,000,000	Bear Stearns Commercial Mortgage Securities, Inc. †‡	2.968	4/15/2008	2,778,210
169,294	Citigroup Commercial Mortgage Trust †‡≤	2.888	4/15/2008	158,003
12,500,000	Citigroup Commercial Mortgage Trust †‡≤	2.958	4/15/2008	11,563,562
300,218	Commercial Mortgage Pass-Through Certificates †‡≤	2.918	4/15/2008	291,369
2,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	2.948	4/15/2008	1,893,126
10,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	2.779	4/15/2008	9,272,950
7,500,000	Credit Suisse Mortgage Capital Certificates †~≤	2.988	4/15/2008	7,004,175
10,000,000	Crown Castle International Corporation ~≤	5.245	11/15/2036	9,888,700
10,750,000	Greenwich Capital Commercial Funding Corporation ‡	5.867	8/10/2017	9,814,062
13,000,000	J.P. Morgan Chase Commercial Mortgage Securities ~	5.882	2/15/2051	12,963,106
5,500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ~	4.302	1/15/2038	5,305,492
9,938,833	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ‡	5.284	5/15/2047	9,748,514
10,000,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ~	5.336	5/15/2047	9,701,080
11,500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ~	5.819	6/15/2049	11,486,924
6,000,000	Merrill Lynch Mortgage Trust ‡	4.747	5/12/2043	5,818,776
8,625,000	Merrill Lynch Mortgage Trust ~	5.266	1/12/2044	8,299,605
15,000,000	Wachovia Bank Commercial Mortgage Trust †≤	2.938	4/15/2008	14,068,470
7,700,000	Wachovia Bank Commercial Mortgage Trust	4.390	2/15/2036	7,430,007
13,000,000	Wachovia Bank Commercial Mortgage Trust	5.765	7/15/2045	13,013,299
2,247,977	Washington Mutual Asset Securities Corporation ≤	3.830	1/25/2035	2,199,012
	Total Commercial Mortgage-Backed Securities			173,735,261

Communications Services (6.6%)
1,225,000	AT&T Corporation ~	8.000	11/15/2031	1,431,424
4,275,000	AT&T, Inc. ‡	5.500	2/1/2018	4,185,824
2,100,000	AT&T, Inc. ~	6.500	9/1/2037	2,077,303
3,075,000	British Telecom plc ‡~	9.125	12/15/2030	3,819,076
4,300,000	Comcast Corporation ‡	5.900	3/15/2016	4,264,934
5,400,000	Comcast Corporation ‡	5.875	2/15/2018	5,259,800
6,000,000	Cox Communications, Inc. ~	4.625	6/1/2013	5,762,934
1,230,000	Cox Communications, Inc. ‡	5.450	12/15/2014	1,210,956
4,550,000	Idearc, Inc. ~	8.000	11/15/2016	2,946,125
5,000,000	Intelsat Intermediate, Inc. >‡	Zero Coupon	2/1/2010	4,250,000
3,850,000	New Cingular Wireless Services, Inc. ~	8.125	5/1/2012	4,308,504

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Income Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.8%)	Rate	Date	Value
Communications Services — continued
$1,350,000	New Cingular Wireless Services, Inc. ~	8.750%	3/1/2031	$1,638,352
2,140,000	News America, Inc. ~	6.400	12/15/2035	2,076,911
2,275,000	News America, Inc. ≤	6.650	11/15/2037	2,294,312
4,815,000	Rogers Cable, Inc.	5.500	3/15/2014	4,544,074
3,555,000	Rogers Cable, Inc.	6.750	3/15/2015	3,541,224
510,000	Rogers Cable, Inc.	8.750	5/1/2032	565,023
3,000,000	Rogers Wireless Communications, Inc.	6.375	3/1/2014	2,974,383
3,200,000	Rogers Wireless Communications, Inc. ‡	7.500	3/15/2015	3,361,942
4,600,000	Sprint Capital Corporation	6.900	5/1/2019	3,622,500
5,450,000	Telecom Italia Capital SA	5.250	11/15/2013	5,092,426
2,750,000	Telecom Italia Capital SA	5.250	10/1/2015	2,498,394
4,400,000	Telefonica Emisones SAU	6.221	7/3/2017	4,427,434
3,500,000	Time Warner Cable, Inc.	5.850	5/1/2017	3,350,235
1,850,000	Time Warner Entertainment Company, LP	8.375	3/15/2023	2,049,987
4,555,000	Verizon Communications, Inc.	5.550	2/15/2016	4,531,751
1,835,000	Verizon Communications, Inc.	5.500	4/1/2017	1,808,178
2,750,000	Verizon Communications, Inc.	5.500	2/15/2018	2,678,404
	Total Communications Services			90,572,410

Consumer Cyclical (2.2%)
6,500,000	D.R. Horton, Inc. ‡	5.375	6/15/2012	5,687,500
2,300,000	Federated Retail Holdings, Inc. ‡	5.350	3/15/2012	2,191,424
3,150,000	Ford Motor Credit Company ±	6.625	6/16/2008	3,114,402
1,200,000	JC Penney & Company, Inc. ±	7.950	4/1/2017	1,276,784
2,140,000	JC Penney Corporation, Inc.	6.375	10/15/2036	1,818,630
4,200,000	McDonald’s Corporation ~	5.800	10/15/2017	4,410,000
2,600,000	McDonald’s Corporation ~	6.300	3/1/2038	2,660,055
4,100,000	Nissan Motor Acceptance Corporation ~≤	5.625	3/14/2011	4,369,768
2,600,000	Station Casinos, Inc. *	6.875	3/1/2016	1,514,500
3,025,000	Walmart Stores, Inc. ±	5.875	4/5/2027	3,006,169
	Total Consumer Cyclical			30,049,232

Consumer Non-Cyclical (6.0%)
5,800,000	Abbott Laboratories ‡	5.150	11/30/2012	6,176,890
1,200,000	AmerisourceBergen Corporation ~	5.625	9/15/2012	1,240,764
3,000,000	AmerisourceBergen Corporation ~	5.875	9/15/2015	2,945,904
2,070,000	Archer-Daniels-Midland Company ‡	6.450	1/15/2038	2,102,634
8,300,000	AstraZeneca plc ‡	5.400	9/15/2012	8,756,052
3,325,000	Baxter International, Inc. ~	5.900	9/1/2016	3,509,574
6,000,000	Bunge Limited Finance Corporation ‡	5.350	4/15/2014	6,080,070
6,500,000	Cargill, Inc. ~≤	5.600	9/15/2012	6,661,492
3,600,000	Community Health Systems, Inc. ‡	8.875	7/15/2015	3,613,500
3,500,000	General Mills, Inc. ‡	5.650	9/10/2012	3,640,144
4,600,000	General Mills, Inc. ±	5.200	3/17/2015	4,613,101
3,800,000	Johnson & Johnson Company ‡	5.950	8/15/2037	4,030,151
5,600,000	Kellogg Company	4.250	3/6/2013	5,582,612
2,500,000	Kroger Company ‡	6.400	8/15/2017	2,638,435
1,625,000	Kroger Company ~	6.150	1/15/2020	1,668,706
1,600,000	Safeway, Inc.	6.350	8/15/2017	1,691,189

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Income Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.8%)	Rate	Date	Value
Consumer Non-Cyclical — continued
$3,000,000	Schering-Plough Corporation	6.000%	9/15/2017	$3,014,910
6,000,000	Tesco plc ≤	5.500	11/15/2017	6,120,834
6,750,000	Wyeth ‡	6.950	3/15/2011	7,296,250
1,425,000	Wyeth	5.950	4/1/2037	1,392,303
	Total Consumer Non-Cyclical			82,775,515

Energy (7.6%)
4,145,000	Apache Corporation ~	5.250	4/15/2013	4,339,931
6,850,000	CenterPoint Energy Resources Corporation ‡	6.125	11/1/2017	6,996,316
1,550,000	Consolidated Natural Gas Company ‡	5.000	12/1/2014	1,504,625
5,900,000	Energy Transfer Partners, LP	6.700	7/1/2018	5,944,132
4,800,000	Enterprise Products Operating, LP ±‡	5.600	10/15/2014	4,802,539
4,000,000	Enterprise Products Operating, LP ‡	6.300	9/15/2017	4,019,600
4,500,000	EOG Resources, Inc. ~	5.875	9/15/2017	4,717,526
2,700,000	Magellan Midstream Partners, LP ~	6.450	6/1/2014	2,919,966
2,900,000	Marathon Oil Corporation ~	6.000	10/1/2017	2,941,876
1,100,000	Nexen, Inc. ‡	5.650	5/15/2017	1,089,130
3,075,000	Nexen, Inc. ‡	6.400	5/15/2037	2,944,740
3,250,000	Oneok Partners, LP ~	6.850	10/15/2037	3,216,171
3,250,000	Plains All American Pipeline, LP/PAA Finance Corporation ±	6.650	1/15/2037	3,078,796
2,500,000	Premcor Refining Group, Inc. ±	6.125	5/1/2011	2,643,808
2,800,000	Premcor Refining Group, Inc. ±	6.750	5/1/2014	2,938,989
8,350,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II ~≤	5.298	9/30/2020	8,165,214
1,600,000	Ras Laffan Liquefied Natural Gas Company, Ltd. III	5.832	9/30/2016	1,589,008
3,000,000	Southern Natural Gas Company ≤	5.900	4/1/2017	2,932,593
3,600,000	Southern Star Central Corporation	6.750	3/1/2016	3,456,000
3,000,000	Transcontinental Gas Pipe Corporation	8.875	7/15/2012	3,412,500
900,000	Transcontinental Gas Pipe Corporation	6.400	4/15/2016	923,625
5,400,000	Transocean, Inc.	6.000	3/15/2018	5,554,575
1,200,000	Valero Energy Corporation	6.625	6/15/2037	1,147,037
4,500,000	Weatherford International, Ltd.	5.150	3/15/2013	4,503,906
2,400,000	Weatherford International, Ltd.	6.000	3/15/2018	2,412,502
8,400,000	Western Oil Sands, Inc.	8.375	5/1/2012	9,436,930
3,100,000	XTO Energy, Inc.	5.300	6/30/2015	3,135,371
3,100,000	XTO Energy, Inc.	6.250	8/1/2017	3,304,860
	Total Energy			104,072,266

Financials (21.1%)
1,425,000	Ace INA Holdings, Inc. ‡	5.800	3/15/2018	1,422,924
2,250,000	American Express Bank FSB/Salt Lake City, UT ‡	6.000	9/13/2017	2,193,473
2,800,000	American Express Centurion Bank ‡	5.550	10/17/2012	2,825,357
3,200,000	American Express Company	7.000	3/19/2018	3,359,421
3,800,000	American International Group, Inc. ~	6.250	3/15/2037	3,078,399
3,900,000	AXA SA ‡≤	6.463	12/14/2018	3,130,206
1,030,000	BAC Capital Trust XI ‡	6.625	5/23/2036	972,673
3,000,000	Bank of America Corporation ~	6.000	9/1/2017	3,154,116
600,000	Bank of America Corporation ‡	5.750	12/1/2017	620,906
2,725,000	Bank of America Corporation ‡	8.000	1/30/2018	2,728,270
3,800,000	Bear Stearns Companies, Inc. ‡	6.400	10/2/2017	3,752,124

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Income Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.8%)	Rate	Date	Value
Financials — continued
$3,350,000	BNP Paribas SA ~≤	5.186%	6/29/2015	$2,809,692
1,115,000	Capital One Capital III ‡	7.686	8/15/2036	865,971
6,000,000	Capmark Financial Group, Inc. ‡≤	6.300	5/10/2017	3,597,522
4,000,000	CIGNA Corporation ‡	6.350	3/15/2018	4,059,500
6,400,000	CIT Group, Inc. ~	7.625	11/30/2012	5,319,264
3,800,000	Citigroup, Inc. ~	6.000	8/15/2017	3,746,948
1,900,000	Citigroup, Inc. ‡	8.300	12/21/2037	1,872,209
3,000,000	Corestates Capital Trust I ±≤	8.000	12/15/2026	3,123,420
8,075,000	Countrywide Financial Corporation, Convertible †~≤	0.758	4/15/2008	7,146,375
1,800,000	Coventry Health Care, Inc. ‡	5.875	1/15/2012	1,830,053
1,500,000	Coventry Health Care, Inc. ‡	6.125	1/15/2015	1,489,569
1,500,000	Coventry Health Care, Inc. ‡	5.950	3/15/2017	1,417,410
3,600,000	Credit Agricole SA ‡≤	6.637	5/31/2017	2,788,700
4,500,000	Credit Suisse/New York NY ‡	6.000	2/15/2018	4,489,258
4,200,000	Endurance Specialty Holdings, Ltd. ‡	6.150	10/15/2015	4,353,640
2,500,000	ERP Operating, LP ±~	5.125	3/15/2016	2,165,798
2,375,000	General Electric Capital Corporation ~	5.720	8/22/2011	2,407,198
5,000,000	General Electric Capital Corporation ±	4.375	3/3/2012	5,019,245
2,800,000	General Electric Capital Corporation ±	5.625	9/15/2017	2,865,125
4,500,000	General Electric Capital Corporation *‡	6.375	11/15/2017	4,403,336
1,300,000	General Electric Capital Corporation ‡	6.150	8/7/2037	1,298,116
5,150,000	General Motors Acceptance Corporation ±‡	6.875	9/15/2011	3,941,625
7,200,000	General Motors Acceptance Corporation, LLC ‡	6.000	12/15/2011	5,381,950
6,500,000	Goldman Sachs Group, Inc. ~	6.600	1/15/2012	6,872,502
5,500,000	Goldman Sachs Group, Inc. ‡	5.125	1/15/2015	5,346,506
1,300,000	Goldman Sachs Group, Inc. ‡	6.750	10/1/2037	1,209,433
4,000,000	HSBC Capital Funding, LP/Jersey Channel Islands ~≤	9.547	6/30/2010	4,299,212
1,220,000	HSBC Holdings plc ±	6.500	5/2/2036	1,180,243
3,250,000	International Lease Finance Corporation ~	5.750	6/15/2011	3,270,118
5,185,000	iStar Financial, Inc. ~	5.850	3/15/2017	3,577,650
2,800,000	J.P. Morgan Chase & Company ‡	5.750	1/2/2013	2,925,070
4,410,000	J.P. Morgan Chase Bank NA ±	5.875	6/13/2016	4,517,503
8,250,000	Keybank National Association ~	5.500	9/17/2012	8,331,271
3,500,000	Lehman Brothers Holdings, Inc. ±	5.250	2/6/2012	3,377,276
5,500,000	Lehman Brothers Holdings, Inc. ±	5.625	1/24/2013	5,348,008
2,900,000	Lehman Brothers Holdings, Inc. ‡	6.875	7/17/2037	2,514,442
2,840,000	Liberty Property, LP ~	5.500	12/15/2016	2,510,415
5,980,000	Lincoln National Corporation ‡	7.000	5/17/2016	5,483,528
5,000,000	Merrill Lynch & Company, Inc. ~	5.450	2/5/2013	4,919,295
1,350,000	Merrill Lynch & Company, Inc. ‡	6.110	1/29/2037	1,067,048
6,730,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	5,484,270
2,400,000	Morgan Stanley ~	4.000	1/15/2010	2,371,260
3,400,000	Morgan Stanley	6.625	4/1/2018	3,401,197
3,630,000	Morgan Stanley *	6.250	8/9/2026	3,213,683
7,150,000	Nationwide Health Properties, Inc. ‡	6.250	2/1/2013	7,277,556
5,727,283	Preferred Term Securities XXIII, Ltd. ±†≤	3.000	6/23/2008	5,040,009
2,670,000	ProLogis ±	5.500	4/1/2012	2,676,579
2,600,000	ProLogis ±	5.625	11/15/2015	2,373,194
2,900,000	Prudential Financial, Inc. *	6.000	12/1/2017	2,922,939

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Income Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.8%)	Rate	Date	Value
Financials — continued
$1,095,000	Prudential Financial, Inc. ±	5.900%	3/17/2036	$974,870
1,120,000	Prudential Financial, Inc.	5.700	12/14/2036	954,120
2,400,000	QBE Capital Funding II, LP ≤	6.797	6/1/2017	2,174,256
3,750,000	RBS Capital Trust I ~	5.512	9/30/2014	3,080,291
2,500,000	Regency Centers, LP ±	5.875	6/15/2017	2,289,648
4,785,000	Reinsurance Group of America, Inc.	5.625	3/15/2017	4,271,101
6,000,000	Resona Bank, Ltd. ≤	5.850	4/15/2016	4,986,060
1,300,000	Santander Perpetual SA Unipersonal ≤	6.671	10/24/2017	1,171,509
3,500,000	Simon Property Group, LP	4.600	6/15/2010	3,473,088
2,100,000	Simon Property Group, LP	5.375	6/1/2011	2,084,351
2,280,000	Simon Property Group, LP	5.750	12/1/2015	2,168,889
4,700,000	SLM Corporation ~	5.400	10/25/2011	3,796,115
3,660,000	SMFG Preferred Capital GBP 1, Ltd. ≤	6.078	1/25/2017	2,869,440
1,460,000	Student Loan Marketing Corporation	4.500	7/26/2010	1,197,959
4,200,000	Swiss RE Capital I, LP ≤	6.854	5/25/2016	3,908,369
995,000	Travelers Companies, Inc. ~	6.250	6/15/2037	922,268
3,000,000	Travelers Property Casualty Corporation	5.000	3/15/2013	3,083,481
2,500,000	UnitedHealth Group, Inc.	6.500	6/15/2037	2,287,410
3,800,000	UnitedHealth Group, Inc.	6.000	11/15/2017	3,710,392
3,825,000	Wachovia Bank NA	4.875	2/1/2015	3,612,827
1,275,000	Wachovia Bank NA	6.600	1/15/2038	1,181,316
3,585,000	Wachovia Capital Trust III	5.800	3/15/2011	2,554,312
3,650,000	Wachovia Corporation ±	5.300	10/15/2011	3,685,175
1,300,000	Wachovia Corporation	7.980	3/15/2018	1,277,250
1,720,000	Washington Mutual Bank FA	5.125	1/15/2015	1,285,700
1,340,000	Washington Mutual Preferred Funding *≤	6.665	12/1/2020	723,600
7,400,000	Washington Mutual Preferred Funding II ≤	6.895	6/15/2012	3,996,000
6,000,000	WellPoint, Inc. ±	5.000	12/15/2014	5,644,068
5,000,000	Wells Fargo & Company	4.375	1/31/2013	4,974,395
2,000,000	Wells Fargo & Company	5.625	12/11/2017	2,045,722
4,600,000	Willis North America, Inc. ±	6.200	3/28/2017	4,590,552
	Total Financials			290,114,534

Foreign (0.4%)
3,600,000	Pemex Finance, Ltd.	9.030	2/15/2011	3,854,056
1,100,000	United Mexican States	6.050	1/11/2040	1,097,250
	Total Foreign			4,951,306

Mortgage-Backed Securities (10.6%)
28,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	4/1/2038	28,262,500
80,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.000	4/1/2038	81,950,000
34,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500	4/1/2038	35,211,250
	Total Mortgage-Backed Securities			145,423,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Income Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.8%)	Rate	Date	Value
Technology (1.2%)
$3,900,000	Hewlett-Packard Company ±	4.500%	3/1/2013	$3,956,507
3,000,000	Hewlett-Packard Company ±	5.500	3/1/2018	3,073,554
6,500,000	IBM International Group Capital, LLC ~	5.050	10/22/2012	6,789,620
2,250,000	International Business Machines Corporation ~	5.700	9/14/2017	2,357,012
	Total Technology			16,176,693

Transportation (4.1%)
2,800,000	Burlington Northern Santa Fe Corporation ‡	7.000	12/15/2025	2,951,645
612,392	Continental Airlines, Inc. ~	7.875	7/2/2018	520,533
3,250,000	Continental Airlines, Inc. ~	5.983	4/19/2022	2,895,458
6,500,000	Delta Air Lines, Inc. ‡	7.111	9/18/2011	6,402,500
3,540,688	FedEx Corporation ‡	6.845	1/15/2019	4,206,479
3,285,090	FedEx Corporation ‡	6.720	1/15/2022	3,597,376
2,750,000	Hertz Corporation ~	8.875	1/1/2014	2,605,625
5,850,000	Kansas City Southern de Mexico SA de CV ~≤	7.375	6/1/2014	5,396,625
10,200,000	Northwest Airlines, Inc. ‡	6.841	4/1/2011	9,996,000
4,522,705	Piper Jaffray Equipment Trust Securities ±≤	6.750	4/1/2011	4,160,888
11,000,000	Union Pacific Corporation	5.450	1/31/2013	11,320,672
2,600,000	Union Pacific Corporation	5.700	8/15/2018	2,584,951
	Total Transportation			56,638,752

U.S. Government (7.6%)
14,000,000	Federal Home Loan Bank Discount Notes *	4.625	10/10/2012	14,847,126
5,000,000	Federal Home Loan Mortgage Corporation	4.625	10/25/2012	5,304,505
5,000,000	Federal Home Loan Mortgage Corporation *	5.000	12/14/2018	4,891,225
6,000,000	U.S. Treasury Bonds *	6.250	8/15/2023	7,385,154
5,600,000	U.S. Treasury Notes *	4.625	8/31/2011	6,081,253
5,200,000	U.S. Treasury Notes	2.750	2/28/2013	5,271,500
37,227,698	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	40,429,873
38,000,000	U.S. Treasury Principal Strips ‡	Zero Coupon	11/15/2022	19,767,106
	Total U.S. Government			103,977,742

U.S. Municipals (1.2%)
5,900,000	California Infrastructure & Economic Bank Revenue
	Bonds ÷~	5.000	7/1/2036	6,087,207
4,500,000	Little Rock Arkansas Sewer Revenue Bonds ±	5.000	10/1/2037	4,506,750
6,500,000	Missouri Joint Municipal Electric Utility Commission
	(Power Project) Revenue Bonds	5.000	1/1/2032	6,358,040
	Total U.S. Municipals			16,951,997

Utilities (6.0%)
3,000,000	Baltimore Gas & Electric Company ~	5.900	10/1/2016	2,964,570
2,500,000	Carolina Power & Light, Inc. ‡	5.150	4/1/2015	2,545,515
3,950,000	Cleveland Electric Illuminating Company ‡≤	7.430	11/1/2009	4,165,785
1,775,000	Cleveland Electric Illuminating Company ±	5.700	4/1/2017	1,722,817
2,930,000	Commonwealth Edison Company ‡	5.400	12/15/2011	2,986,939
3,500,000	Commonwealth Edison Company ‡	7.500	7/1/2013	3,831,730
1,500,000	Commonwealth Edison Company ‡	6.150	9/15/2017	1,539,920
2,500,000	DTE Energy Company ‡	6.375	4/15/2033	2,421,662

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Income Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (103.8%)	Rate	Date	Value
Utilities — continued
$1,500,000	Exelon Corporation ~	6.750%	5/1/2011	$1,582,782
3,500,000	Exelon Corporation ±	4.900	6/15/2015	3,334,247
3,600,000	Illinois Power Company ~≤	6.125	11/15/2017	3,559,867
3,000,000	ITC Holdings Corporation ~≤	5.875	9/30/2016	2,969,427
4,000,000	ITC Holdings Corporation ~	6.050	1/31/2018	3,976,228
2,400,000	MidAmerican Energy Holdings Company ‡	6.125	4/1/2036	2,319,686
3,350,000	MidAmerican Energy Holdings Company ~	6.500	9/15/2037	3,357,286
2,800,000	Nevada Power Company *	6.750	7/1/2037	2,685,144
6,450,000	NiSource Finance Corporation ~	7.875	11/15/2010	7,011,485
2,800,000	Nisource Finance Corporation ‡	6.400	3/15/2018	2,804,046
2,000,000	NRG Energy, Inc. ~	7.250	2/1/2014	1,975,000
1,500,000	NRG Energy, Inc. ~	7.375	2/1/2016	1,470,000
1,550,000	Ohio Edison Company ±	6.875	7/15/2036	1,519,882
1,347,057	Power Contract Financing, LLC ±≤	6.256	2/1/2010	1,381,838
2,824,036	Power Receivables Finance, LLC ±≤	6.290	1/1/2012	2,955,100
1,075,000	Progress Energy, Inc. ±	7.000	10/30/2031	1,167,670
4,800,000	PSEG Power, LLC ±	5.000	4/1/2014	4,671,672
2,270,000	PSI Energy, Inc. ±	5.000	9/15/2013	2,284,133
2,770,000	Southwestern Public Service Company	6.000	10/1/2036	2,530,387
1,345,000	TXU Corporation	5.550	11/15/2014	1,050,231
2,900,000	Union Electric Company ±	6.400	6/15/2017	3,047,709
1,300,000	Virginia Electric and Power Company	5.950	9/15/2017	1,369,051
1,300,000	Virginia Electric and Power Company	6.350	11/30/2037	1,329,207
	Total Utilities			82,531,016
	Total Long-Term Fixed Income (cost $1,461,575,480)			1,425,926,119

Shares	Preferred Stock (0.3%)			Value
160,000	Federal National Mortgage Association *			$3,848,000
	Total Preferred Stock (cost $4,011,100)			3,848,000

		Strike	Expiration
Contracts	Options Purchased (0.5%)	Price	Date	Value
2,125	Call on U.S. Treasury Bond Futures	$116.50	5/23/2008	$6,574,219
	Total Options Purchased
	(cost $6,115,750)			6,574,219

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Income Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (6.6%)	Rate (+)	Date	Value
90,667,275	Thrivent Financial Securities Lending Trust	2.990%	N/A	$90,667,275
	Total Collateral Held for Securities Loaned
	(cost $90,667,275)			90,667,275

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (6.7%)	Rate (+)	Date	Value
$500,000	Federal Home Loans Bank Discount Notes	2.598%	5/16/2008	$498,312
1,100,000	Federal National Mortgage Association	3.471	5/16/2008	1,095,247
10,000,000	Nestle Finance France SA	2.250	5/9/2008	9,976,250
13,000,000	Rabobank USA Finance Corporation	2.350	4/14/2008	12,988,968
43,073,394	Thrivent Money Market Portfolio	3.110	N/A	43,073,394
19,950,000	UBS Finance Corporation	2.350	4/1/2008	19,950,000
5,000,000	Yale University	2.420	5/22/2008	4,982,858
	Total Short-Term Investments (at amortized cost)			92,565,029
	Total Investments (cost $1,654,934,634) 117.9%			$1,619,580,642
	Other Assets and Liabilities, Net (17.9%)			(246,157,733)
	Total Net Assets 100.0%			$1,373,422,909

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	560	June 2008	$63,001,428	$63,971,253	$969,825
10-Yr. U.S. Treasury Bond Futures	(995)	June 2008	(116,537,092)	(118,358,364)	(1,821,272)
20-Yr. U.S. Treasury Bond Futures	(90)	June 2008	(10,497,427)	(10,691,719)	(194,292)
EURO Foreign Exchange Currency	(57)	June 2008	(11,010,334)	(11,206,913)	(196,579)
Futures
Total Futures					($1,242,318)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Income Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

			Notional
	Buy/Sell	Termination	Principal		Unrealized
Swaps and Counterparty	Protection	Date	Amount	Value	Gain/(Loss)
Credit Default Swaps
LCDX North America, 5 Year,	Sell	December 2012	$16,000,000	($1,062,297)	($664,451)
Series 9, at 2.43%;
JP Morgan Securities
Total Swaps					($664,451)

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At March 31, 2008, $1,820,654 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $358,405,654 and $23,652,541 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts,

~ All or a portion of the security was earmarked as collateral to cover options.

÷ Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2008 the value of these investments was $198,180,309 or 14.4% of total net assets.

« All or a portion of the security is insured or guaranteed.

Definitions:

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$23,936,351
Gross unrealized depreciation	(59,290,343)
Net unrealized appreciation (depreciation)	($35,353,992)
Cost for federal income tax purposes	$1,654,934,634

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Bond Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (117.7%)	Rate	Date	Value
Asset-Backed Securities (14.8%)
$2,000,000	Americredit Automobile Receivables Trust ±†«	3.160%	4/6/2008	$1,969,444
381,890	Bear Stearns Asset-Backed Securities, Inc. ±†	2.839	4/25/2008	380,386
841,353	Bear Stearns Mortgage Funding Trust †	2.739	4/25/2008	284,865
2,110,671	Countrywide Asset-Backed Certificates ±«	5.549	4/25/2036	2,058,805
750,000	Countrywide Home Loans Asset-Backed Securities «	6.085	6/25/2021	540,397
2,500,000	Credit Based Asset Servicing and Securitization, LLC ±†	2.709	4/25/2008	2,450,542
1,250,000	Credit Based Asset Servicing and Securitization, LLC ±	5.501	12/25/2036	1,207,116
2,500,000	DaimlerChrysler Master Owner Trust ±†	2.868	4/15/2008	2,494,198
1,200,000	Discover Card Master Trust ±	5.650	3/16/2020	1,198,068
1,500,000	First Franklin Mortgage Loan Asset-Backed Certificates †	2.709	4/25/2008	1,441,686
1,886,065	First Horizon ABS Trust ±†«	2.729	4/25/2008	1,475,282
1,568,712	First Horizon ABS Trust ±†«	2.759	4/25/2008	915,428
1,500,000	Ford Credit Floor Plan Master Owner Trust ±†	2.998	4/15/2008	1,445,889
2,000,000	GE Dealer Floorplan Master Note Trust ±†	2.576	4/20/2008	2,000,438
3,000,000	GMAC Mortgage Corporation Loan Trust ±†«	2.669	4/25/2008	2,991,933
2,500,000	GMAC Mortgage Corporation Loan Trust ±†«	2.689	4/25/2008	2,487,040
41,402	Green Tree Financial Corporation ±	6.330	11/1/2029	42,177
1,580,661	IndyMac Seconds Asset-Backed Trust †«	2.769	4/25/2008	1,174,927
53,576	Massachusetts RRB Special Purpose Trust ±	3.780	9/15/2010	53,717
461,755	National Collegiate Student Loan Trust †	2.659	4/25/2008	460,039
1,361,259	Residential Funding Mortgage Securities II †«	2.729	4/25/2008	1,175,826
415,112	SLM Student Loan Trust †	3.341	4/25/2008	414,288
2,000,000	Textron Financial Floorplan Master Note Trust ±†≤	3.010	4/13/2008	2,000,420
1,738,744	Wachovia Asset Securitization, Inc. †≤«	2.739	4/25/2008	1,475,733
	Total Asset-Backed Securities			32,138,644

Basic Materials (0.7%)
500,000	Alcan, Inc. ±	5.200	1/15/2014	501,606
275,000	Alcan, Inc.	6.125	12/15/2033	262,828
300,000	Codelco, Inc. ±≤	6.375	11/30/2012	327,884
27,000	Dow Chemical Company	7.375	11/1/2029	28,965
300,000	Potash Corporation of Saskatchewan, Inc. ±	7.750	5/31/2011	333,628
	Total Basic Materials			1,454,911

Capital Goods (1.5%)
975,000	Boeing Capital Corporation ±	6.100	3/1/2011	1,037,373
800,000	General Electric Company ±	5.000	2/1/2013	828,658
500,000	Honeywell International, Inc.	5.300	3/1/2018	512,370
350,000	John Deere Capital Corporation ±	7.000	3/15/2012	387,252
27,000	Lockheed Martin Corporation	6.150	9/1/2036	27,885
200,000	Northrop Grumman Corporation ±	7.125	2/15/2011	216,310
275,000	United Technologies Corporation	6.050	6/1/2036	284,070
	Total Capital Goods			3,293,918

Collateralized Mortgage Obligations (4.6%)
2,166,913	Chase Mortgage Finance Corporation ±	4.571	2/25/2037	2,058,363
2,151,300	J.P. Morgan Mortgage Trust	5.004	7/25/2035	2,160,480
1,720,097	Merrill Lynch Mortgage Investors, Inc.	4.875	6/25/2035	1,655,953

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Bond Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (117.7%)	Rate	Date	Value
Collateralized Mortgage Obligations — continued
$1,474,492	Thornburg Mortgage Securities Trust †	2.689%	4/25/2008	$1,457,301
1,819,067	Thornburg Mortgage Securities Trust †	2.709	4/25/2008	1,724,040
837,511	Zuni Mortgage Loan Trust †	2.729	4/25/2008	794,011
	Total Collateralized Mortgage Obligations			9,850,148

Commercial Mortgage-Backed Securities (10.1%)
700,000	Banc of America Commercial Mortgage, Inc. ±	5.118	7/11/2043	688,289
2,500,000	Bear Stearns Commercial Mortgage Securities, Inc. ±†	2.968	4/15/2008	2,315,175
400,000	Bear Stearns Commercial Mortgage Securities, Inc. ±	3.869	2/11/2041	395,769
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc.	5.835	9/11/2042	909,427
84,647	Citigroup Commercial Mortgage Trust †≤	2.888	4/15/2008	79,002
75,055	Commercial Mortgage Pass-Through Certificates ±†≤	2.918	4/15/2008	72,842
2,500,000	Commercial Mortgage Pass-Through Certificates ±†≤	2.948	4/15/2008	2,366,408
216,819	Credit Suisse First Boston Mortgage Securities Corporation ±	3.861	3/15/2036	213,977
500,000	Credit Suisse First Boston Mortgage Securities Corporation	4.829	11/15/2037	491,204
2,500,000	Credit Suisse Mortgage Capital Certificates ±†≤	2.988	4/15/2008	2,334,725
2,000,000	Crown Castle International Corporation ±≤	5.245	11/15/2036	1,977,740
800,000	General Electric Commercial Mortgage Corporation ±	4.641	9/10/2013	771,257
500,000	GMAC Commercial Mortgage Securities, Inc.	4.547	12/10/2041	482,924
1,000,000	Greenwich Capital Commercial Funding Corporation	5.867	8/10/2017	912,936
1,000,000	Greenwich Capital Commercial Funding Corporation ±	5.317	6/10/2036	997,178
2,000,000	GS Mortgage Securities Corporation II †	3.210	4/6/2008	1,849,790
500,000	J.P. Morgan Chase Commercial Mortgage Securities Corporation ±	4.654	1/12/2037	480,806
1,500,000	J.P. Morgan Chase Commercial Mortgage Securities Corporation	5.336	5/15/2047	1,455,162
466,535	LB-UBS Commercial Mortgage Trust ±	3.086	5/15/2027	464,881
700,000	LB-UBS Commercial Mortgage Trust	4.786	10/15/2029	686,213
750,000	LB-UBS Commercial Mortgage Trust	4.553	7/15/2030	740,640
331,138	Nationslink Funding Corporation ±	6.316	1/20/2031	331,765
983,490	Washington Mutual Asset Securities Corporation ≤	3.830	1/25/2035	962,068
	Total Commercial Mortgage-Backed Securities			21,980,178

Communications Services (2.4%)
27,000	BellSouth Corporation	6.875	10/15/2031	27,449
200,000	British Telecom plc ±	8.625	12/15/2010	219,953
302,000	British Telecom plc	9.125	12/15/2030	375,077
400,000	Cingular Wireless, Inc. ±	6.500	12/15/2011	424,603
500,000	Cox Communications, Inc. ±	7.750	11/1/2010	537,168
135,000	Cox Communications, Inc. ≤	6.450	12/1/2036	130,210
200,000	Deutsche Telekom International Finance BV	8.000	6/15/2010	213,940
200,000	France Telecom SA ±	7.750	3/1/2011	216,868
700,000	New Cingular Wireless Services, Inc. ±	7.875	3/1/2011	761,396
275,000	News America, Inc.	6.400	12/15/2035	266,893
275,000	SBC Communications, Inc.	5.875	2/1/2012	286,492
550,000	Sprint Capital Corporation ±	6.900	5/1/2019	433,125
800,000	Telecom Italia Capital SA ±	5.250	10/1/2015	726,806
425,000	Tele-Communications, Inc. (TCI Group) ±	7.875	8/1/2013	465,950
27,000	Verizon Global Funding Corporation	7.750	12/1/2030	29,336
	Total Communications Services			5,115,266

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Bond Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (117.7%)	Rate	Date	Value
Consumer Cyclical (0.9%)
$425,000	AOL Time Warner, Inc.	6.875%	5/1/2012	$438,743
27,000	AOL Time Warner, Inc.	7.625	4/15/2031	28,240
27,000	DaimlerChrysler North American Holdings Corporation	8.500	1/18/2031	30,864
325,000	McDonald’s Corporation	6.300	3/1/2038	332,507
27,000	Target Corporation	7.000	7/15/2031	27,320
527,000	Wal-Mart Stores, Inc.	7.550	2/15/2030	618,785
500,000	Walt Disney Company ±	5.625	9/15/2016	523,926
	Total Consumer Cyclical			2,000,385

Consumer Non-Cyclical (2.0%)
275,000	Boston Scientific Corporation	7.000	11/15/2035	239,250
600,000	Bunge Limited Finance Corporation	5.350	4/15/2014	608,007
475,000	Coca-Cola HBC Finance BV ±	5.125	9/17/2013	493,465
400,000	Genentech, Inc. ±	4.400	7/15/2010	411,718
482,000	General Mills, Inc. ±	6.000	2/15/2012	505,508
600,000	Kellogg Company	4.250	3/6/2013	598,137
27,000	Kellogg Company	7.450	4/1/2031	31,290
27,000	Kraft Foods, Inc.	6.500	11/1/2031	25,362
500,000	Kroger Company ±	4.950	1/15/2015	478,014
475,000	Safeway, Inc. ±	4.125	11/1/2008	476,625
550,000	Wyeth	6.000	2/15/2036	537,584
	Total Consumer Non-Cyclical			4,404,960

Energy (1.1%)
500,000	Anadarko Finance Company ±	6.750	5/1/2011	534,054
27,000	Anadarko Finance Company	7.500	5/1/2031	30,378
500,000	Burlington Resources, Inc. ±	6.500	12/1/2011	546,326
27,000	Conoco, Inc.	6.950	4/15/2029	30,744
27,000	Devon Financing Corporation, ULC	7.875	9/30/2031	33,175
450,000	Energy Transfer Partners, LP	6.700	7/1/2018	453,366
275,000	Oneok Partners, LP	6.650	10/1/2036	265,383
500,000	Valero Energy Corporation ±	4.750	6/15/2013	498,206
	Total Energy			2,391,632

Financials (9.1%)
27,000	Abbey National plc	7.950	10/26/2029	28,911
500,000	AIG SunAmerica Global Financing VI ±≤	6.300	5/10/2011	525,435
500,000	Allstate Corporation ±	5.000	8/15/2014	508,121
27,000	AXA SA	8.600	12/15/2030	29,056
275,000	BAC Capital Trust XI	6.625	5/23/2036	259,694
650,000	Bank of America Corporation ±	4.750	8/15/2013	652,680
1,800,000	Bank One Corporation ±	5.900	11/15/2011	1,909,656
600,000	BB&T Corporation ±	6.500	8/1/2011	634,432
1,100,000	BNP Paribas SA ±≤	5.186	6/29/2015	922,585
450,000	CIGNA Corporation	6.350	3/15/2018	456,694
725,000	CIT Group, Inc. ±	4.750	12/15/2010	577,183
590,000	Citigroup, Inc. ±	5.000	9/15/2014	556,031
250,000	Citigroup, Inc. ±	4.700	5/29/2015	234,886
725,000	Credit Suisse First Boston USA, Inc. ±	3.875	1/15/2009	724,746

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Bond Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (117.7%)	Rate	Date	Value
Financials — continued
$950,000	Goldman Sachs Group, Inc. ±	6.600%	1/15/2012	$1,004,443
500,000	Household Finance Corporation ±	4.750	5/15/2009	499,770
650,000	Household Finance Corporation ±	6.375	11/27/2012	658,336
350,000	HSBC Finance Corporation ±	5.000	6/30/2015	329,431
850,000	International Lease Finance Corporation ±	5.875	5/1/2013	843,127
775,000	Lehman Brothers Holdings, Inc. ±	3.950	11/10/2009	738,156
185,000	Marsh & McLennan Companies, Inc.	5.750	9/15/2015	181,129
475,000	Merrill Lynch & Company, Inc. ±	5.000	2/3/2014	447,108
500,000	MetLife, Inc. ±	5.000	6/15/2015	491,386
1,250,000	Morgan Stanley Dean Witter & Company ±	6.750	4/15/2011	1,310,264
1,227,275	Preferred Term Securities XXIII, Ltd. †≤	3.000	6/23/2008	1,080,002
500,000	ProLogis Trust ±	5.500	3/1/2013	485,000
275,000	Prudential Financial, Inc.	5.700	12/14/2036	234,271
500,000	Student Loan Marketing Corporation ±	4.000	1/15/2010	420,225
550,000	Union Planters Corporation ±	4.375	12/1/2010	559,990
500,000	Wachovia Bank NA ±	4.875	2/1/2015	472,265
500,000	Washington Mutual Bank FA	5.500	1/15/2013	397,500
500,000	WellPoint, Inc. ±	5.000	12/15/2014	470,339
1,100,000	Wells Fargo & Company ±	4.200	1/15/2010	1,118,360
	Total Financials			19,761,212

Foreign (2.0%)
250,000	African Development Bank ±	6.875	10/15/2015	290,348
550,000	Export-Import Bank of Korea ±≤	4.125	2/10/2009	548,331
27,000	Hydro-Quebec	8.400	1/15/2022	36,938
95,000	Pemex Project Funding Master Trust	9.125	10/13/2010	106,400
250,000	Province of Nova Scotia ±	7.250	7/27/2013	289,845
400,000	Province of Quebec	4.875	5/5/2014	434,070
400,000	Province of Quebec	7.500	7/15/2023	508,767
600,000	Republic of Italy ±	6.000	2/22/2011	657,999
200,000	Republic of Italy	4.375	6/15/2013	211,974
1,100,000	United Mexican States ±	5.625	1/15/2017	1,156,100
	Total Foreign			4,240,772

Mortgage-Backed Securities (34.2%)
4,945	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.500	12/1/2009	5,067
8,408	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.000	1/1/2011	8,695
6,930	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.500	10/1/2012	7,258
5,794	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.500	1/1/2013	6,073
10,887	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000	9/1/2013	11,239
21,837	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	5.500	3/1/2014	22,391
31,395	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000	4/1/2014	32,410

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Bond Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (117.7%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$10,202	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.000%	10/1/2014	$10,716
18,007	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.500	3/1/2016	18,885
29,112	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000	6/1/2016	30,029
39,958	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	6.000	9/1/2016	41,216
326,182	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	7.000	6/1/2017	341,307
572,328	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through	5.500	12/1/2017	586,998
5,069	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	4/1/2024	5,334
8,250	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	5/1/2024	8,763
1,375	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	8/1/2025	1,492
16,043	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.500	11/1/2025	17,763
2,619	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	8.000	1/1/2026	2,845
4,219	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	4/1/2027	4,482
4,790	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	7/1/2027	5,198
7,061	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	8/1/2027	7,502
4,961	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	10/1/2027	5,383
6,228	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	5/1/2028	6,617
26,761	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	8/1/2028	27,681
12,983	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	2/1/2029	13,593
26,781	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	3/1/2029	27,700
11,040	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	7/1/2029	11,729
18,941	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	10/1/2029	20,528
9,851	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.500	11/1/2029	10,677
19,027	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	5/1/2031	19,898
73,738	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	6/1/2031	76,171

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Bond Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (117.7%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$30,700	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000%	6/1/2031	$32,546
65,411	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	7/1/2031	67,570
16,662	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	9/1/2031	17,664
54,471	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	10/1/2031	56,964
371,025	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	1/1/2032	383,268
24,384	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	7.000	5/1/2032	25,814
355,977	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	7/1/2032	371,623
256,194	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.500	10/1/2032	267,455
495,422	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through	6.000	11/1/2032	511,157
7,000,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through §	5.000	4/1/2038	6,930,000
14,700,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through §	6.000	4/1/2038	15,072,086
3,321	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	4/1/2011	3,424
712	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.500	7/1/2011	742
3,770	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	8.000	7/1/2012	3,969
6,155	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	12/1/2012	6,455
17,699	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	6/1/2013	18,580
24,721	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	12/1/2013	25,533
16,100,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through §	5.000	4/1/2023	16,250,938
6,784	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	10.500	8/1/2020	8,127
6,775	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	12/1/2024	7,373
10,247	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	10/1/2025	10,908
32,117	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	11/1/2025	33,626
1,465	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.500	12/1/2025	1,609
7,387	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	1/1/2026	7,999

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Bond Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (117.7%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$9,219	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500%	5/1/2026	$9,654
4,922	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	9/1/2026	5,359
5,359	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	2/1/2027	5,802
3,846	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	3/1/2027	4,095
10,624	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	8/1/2027	11,118
1,368	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	11/1/2027	1,481
11,855	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	9.000	11/1/2027	13,118
4,340	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	1/1/2028	4,621
74,171	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	2/1/2028	80,283
11,999	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	5/1/2028	12,399
5,390	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	9/1/2028	5,637
15,123	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	10/1/2028	16,102
45,756	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	11/1/2028	49,539
96,432	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	12/1/2028	99,650
7,280	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	12/1/2028	7,752
13,988	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	2/1/2029	14,628
48,752	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	3/1/2029	50,380
23,421	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	3/1/2029	24,938
60,248	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	4/1/2029	62,984
9,671	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	8/1/2029	10,110
14,454	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	8/1/2029	15,628
19,623	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	10/1/2029	20,895
11,796	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	12/1/2029	12,754
8,051	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	4/1/2030	8,725

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Bond Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (117.7%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$5,482	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500%	12/1/2030	$5,917
83,232	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	5/1/2031	85,876
189,043	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	4/1/2032	197,071
181,949	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	5/1/2032	189,675
98,915	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	5/1/2032	105,115
597,800	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2032	623,184
308,243	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	8/1/2032	321,332
29,400,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	4/1/2038	29,675,626
4,119	Government National Mortgage Association
	15-Yr. Pass Through	6.500	6/15/2009	4,210
24,679	Government National Mortgage Association
	15-Yr. Pass Through	7.000	9/15/2013	25,884
5,821	Government National Mortgage Association
	30-Yr. Pass Through	7.500	3/15/2023	6,276
4,886	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2024	5,233
2,975	Government National Mortgage Association
	30-Yr. Pass Through	9.000	9/15/2024	3,275
6,680	Government National Mortgage Association
	30-Yr. Pass Through	8.000	6/15/2025	7,324
1,998	Government National Mortgage Association
	30-Yr. Pass Through	8.000	9/15/2026	2,191
9,353	Government National Mortgage Association
	30-Yr. Pass Through	7.500	3/15/2027	10,091
8,507	Government National Mortgage Association
	30-Yr. Pass Through	7.500	10/15/2027	9,179
8,290	Government National Mortgage Association
	30-Yr. Pass Through	7.000	11/15/2027	8,875
11,225	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2028	12,008
14,099	Government National Mortgage Association
	30-Yr. Pass Through	6.500	7/15/2028	14,748
12,612	Government National Mortgage Association
	30-Yr. Pass Through	7.000	8/15/2028	13,492
51,590	Government National Mortgage Association
	30-Yr. Pass Through	7.500	11/15/2028	55,637
12,382	Government National Mortgage Association
	30-Yr. Pass Through	6.500	12/15/2028	12,952
60,407	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2029	63,170

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Bond Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (117.7%)	Rate	Date	Value
Mortgage-Backed Securities — continued
$13,494	Government National Mortgage Association
	30-Yr. Pass Through	6.500%	4/15/2029	$14,111
14,572	Government National Mortgage Association
	30-Yr. Pass Through	8.000	10/15/2030	15,992
18,909	Government National Mortgage Association
	30-Yr. Pass Through	7.500	1/15/2031	20,365
7,376	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2031	7,879
34,277	Government National Mortgage Association
	30-Yr. Pass Through	6.500	6/15/2031	35,823
25,493	Government National Mortgage Association
	30-Yr. Pass Through	7.000	9/15/2031	27,229
335,691	Government National Mortgage Association
	30-Yr. Pass Through	6.500	1/15/2032	350,369
43,970	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2032	45,892
	Total Mortgage-Backed Securities			74,034,723

Technology (0.2%)
500,000	International Business Machines Corporation ±	4.250	9/15/2009	509,458
	Total Technology			509,458

Transportation (0.2%)
500,000	Union Pacific Corporation ±	7.000	2/1/2016	531,563
	Total Transportation			531,563

U.S. Government (32.3%)
1,000,000	Federal Farm Credit Bank	5.375	7/18/2011	1,075,464
500,000	Federal Home Loan Bank	4.500	10/14/2008	505,756
3,000,000	Federal Home Loan Bank *	4.875	2/9/2010	3,140,478
1,000,000	Federal Home Loan Bank *	3.375	2/27/2013	1,003,642
850,000	Federal Home Loan Bank	4.500	9/16/2013	894,640
1,000,000	Federal Home Loan Bank Discount Notes *	4.625	10/10/2012	1,060,509
1,050,000	Federal Home Loan Mortgage Corporation	6.000	6/15/2011	1,152,676
1,000,000	Federal Home Loan Mortgage Corporation	5.125	7/15/2012	1,081,651
3,200,000	Federal Home Loan Mortgage Corporation *	5.125	11/17/2017	3,432,317
1,000,000	Federal Home Loan Mortgage Corporation *	5.000	12/14/2018	978,245
700,000	Federal Home Loan Mortgage Corporation	6.750	3/15/2031	878,505
1,600,000	Federal National Mortgage Association	5.250	1/15/2009	1,636,699
2,000,000	Federal National Mortgage Association	6.125	3/15/2012	2,231,462
500,000	Federal National Mortgage Association *	3.250	4/9/2013	499,388
1,000,000	Federal National Mortgage Association *	5.000	4/15/2015	1,077,962
500,000	Federal National Mortgage Association	5.960	9/11/2028	570,822
100,000	Federal National Mortgage Association	6.250	5/15/2029	117,891
200,000	Resolution Funding Corporation	8.125	10/15/2019	268,300
4,200,000	U.S. Treasury Bonds *	7.250	5/15/2016	5,398,310
400,000	U.S. Treasury Bonds *	8.875	2/15/2019	581,500
290,000	U.S. Treasury Bonds *	7.625	11/15/2022	400,336
1,000,000	U.S. Treasury Bonds *	6.250	8/15/2023	1,230,859

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Bond Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (117.7%)	Rate	Date	Value
U.S. Government — continued
$260,000	U.S. Treasury Bonds *	7.500%	11/15/2024	$361,481
8,675,000	U.S. Treasury Bonds *	5.250	11/15/2028	9,762,767
2,000,000	U.S. Treasury Notes	5.500	5/15/2009	2,088,124
8,000,000	U.S. Treasury Notes *	6.000	8/15/2009	8,486,248
2,000,000	U.S. Treasury Notes *	3.625	1/15/2010	2,070,468
500,000	U.S. Treasury Notes *	2.125	1/31/2010	504,258
2,945,000	U.S. Treasury Notes *	5.000	2/15/2011	3,212,812
4,500,000	U.S. Treasury Notes *	4.500	11/30/2011	4,884,610
500,000	U.S. Treasury Notes *	4.375	8/15/2012	543,750
1,000,000	U.S. Treasury Notes *	2.875	1/31/2013	1,019,297
2,500,000	U.S. Treasury Notes *	4.250	8/15/2014	2,732,422
3,175,000	U.S. Treasury Notes *	4.500	2/15/2016	3,494,980
400,000	U.S. Treasury Notes *	4.625	2/15/2017	439,344
600,000	U.S. Treasury Notes *	4.500	5/15/2017	652,031
375,000	U.S. Treasury Notes *	4.250	11/15/2017	400,107
	Total U.S. Government			69,870,111

Utilities (1.6%)
400,000	CenterPoint Energy Houston Electric, LLC ±	5.600	7/1/2023	366,073
275,000	Commonwealth Edison Company	5.900	3/15/2036	247,899
475,000	FirstEnergy Corporation ±	6.450	11/15/2011	497,210
27,000	FirstEnergy Corporation	7.375	11/15/2031	29,371
27,000	National Rural Utilities Cooperative Finance	8.000	3/1/2032	31,035
475,000	Oncor Electric Delivery Company ±	6.375	1/15/2015	474,812
400,000	Progress Energy, Inc. ±	7.000	10/30/2031	434,482
600,000	Public Service Company of Colorado	7.875	10/1/2012	691,632
225,000	Southern California Edison Company ±	5.000	1/15/2014	228,368
250,000	Tennessee Valley Authority ±	6.000	3/15/2013	280,007
275,000	Xcel Energy, Inc.	6.500	7/1/2036	270,323
	Total Utilities			3,551,212
	Total Long-Term Fixed Income (cost $253,564,210)			255,129,093

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Bond Index Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (27.1%)	Rate (+)	Date	Value
58,706,144	Thrivent Financial Securities Lending Trust	2.990%	N/A	$58,706,144
	Total Collateral Held for Securities Loaned
	(cost $58,706,144)			58,706,144

		Interest	Maturity
Shares	Short-Term Investments (12.2%)	Rate(+)	Date	Value
26,334,418	Thrivent Money Market Portfolio	3.110%	N/A	$26,334,418
	Total Short-Term Investments (at amortized cost)			26,334,418
	Total Investments (cost $338,604,772) 157.0%			$340,169,655
	Other Assets and Liabilities, Net (57.0%)			(123,524,488)
	Total Net Assets 100.0%			$216,645,167

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2008 the value of these investments was $14,803,385 or 6.8% of total net assets.

« All or a portion of the security is insured or guaranteed.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,389,647
Gross unrealized depreciation	(5,824,764)
Net unrealized appreciation (depreciation)	$1,564,883
Cost for federal income tax purposes	$338,604,772

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.3%)	Rate	Date	Value
Asset-Backed Securities (24.7%)
$3,000,000	Americredit Automobile Receivables Trust †‡«	3.160%	4/6/2008	$2,954,166
6,027,607	Americredit Automobile Receivables Trust ‡«	3.430	7/6/2011	5,986,697
572,835	Bear Stearns Asset-Backed Securities, Inc. †‡	2.839	4/25/2008	570,579
9,000,000	BMW Vehicle Lease Trust ‡	4.590	8/15/2013	9,119,790
7,500,000	Cabela’s Master Credit Card Trust ~	4.310	12/16/2013	7,462,178
7,000,000	Capital Auto Receivables Asset Trust ~	5.380	7/15/2010	7,127,344
8,250,000	Carmax Auto Owner Trust †~	3.218	4/15/2008	8,145,572
8,250,000	Chase Funding Issuance Trust ~	4.960	9/17/2012	8,501,320
780,860	Chase Manhattan Auto Owner Trust	4.840	7/15/2009	783,346
125,208	CIT Equipment Collateral ‡	4.420	5/20/2009	125,322
7,000,000	Citibank Credit Card Issuance Trust ‡	4.850	2/10/2011	7,095,774
5,000,000	CNH Equipment Trust †~	3.418	4/15/2008	4,897,350
8,500,000	CNH Equipment Trust ‡	4.400	5/16/2011	8,577,435
4,221,341	Countrywide Asset-Backed Certificates ‡«	5.549	4/25/2036	4,117,610
5,000,000	Countrywide Asset-Backed Certificates ‡	5.683	10/25/2036	4,887,905
4,500,000	Countrywide Home Loans Asset-Backed Securities ‡«	6.085	6/25/2021	3,242,380
3,500,000	CPL Transition Funding, LLC ‡	5.560	1/15/2012	3,617,848
5,500,000	Credit Acceptance Auto Dealer Loan Trust ~≤«	5.320	10/15/2012	5,259,199
5,000,000	Credit Based Asset Servicing and Securitization, LLC ~	5.501	12/25/2036	4,828,465
4,445,996	DaimlerChrysler Auto Trust ‡	5.330	8/8/2010	4,490,402
7,000,000	DaimlerChrysler Auto Trust Series ‡	5.000	2/8/2012	7,166,271
3,000,000	DaimlerChrysler Master Owner Trust †‡	2.868	4/15/2008	2,993,037
4,115,599	Drive Auto Receivables Trust ‡≤«	5.300	7/15/2011	4,092,054
5,772,520	Federal Home Loan Mortgage Corporation †‡	2.639	4/25/2008	5,579,140
215,069	First Franklin Mortgage Loan Asset-Backed Certificates ≤	5.500	3/25/2036	80,116
1,117,215	First Horizon ABS Trust †«	2.729	4/25/2008	928,640
3,500,000	Ford Credit Auto Owner Trust ‡	5.150	11/15/2011	3,580,066
1,020,360	GE Commercial Loan Trust †~≤	3.954	4/19/2008	1,014,421
3,000,000	GE Dealer Floorplan Master Note Trust †‡	2.576	4/20/2008	3,000,657
805,395	GE Equipment Small Ticket, LLC ~≤	4.380	7/22/2009	808,830
7,000,000	GMAC Mortgage Corporation Loan Trust †~«	2.669	4/25/2008	6,981,177
3,000,000	GMAC Mortgage Corporation Loan Trust ±†‡«	2.689	4/25/2008	2,984,448
1,560,172	GMAC Mortgage Corporation Loan Trust †‡«	2.699	4/25/2008	1,474,843
5,500,000	GMAC Mortgage Corporation Loan Trust ±«	5.750	10/25/2036	4,925,943
8,500,000	Harley Davidson Motorcycle Trust †‡	3.168	4/15/2008	8,394,626
3,286,932	Harley Davidson Motorcycle Trust ‡	5.240	1/15/2012	3,322,631
1,707,633	Harley Davidson Motorcycle Trust ±	3.200	5/15/2012	1,704,073
6,500,000	Household Home Equity Loan Trust ~	5.320	3/20/2036	6,145,172
3,500,000	Household Home Equity Loan Trust ‡	5.660	3/20/2036	3,382,054
15,871	John Deere Owner Trust ‡	3.980	6/15/2009	15,879
7,500,000	Merna Re, Ltd. ±†≤	4.446	6/30/2008	6,842,250
7,000,000	Mortgage Equity Conversion Asset Trust †‡≤	2.780	4/25/2008	6,663,125
6,994,421	Mortgage Equity Conversion Asset Trust †‡≤	2.800	4/25/2008	6,657,814
1,480,684	Nissan Auto Receivables Owner Trust ‡	4.740	9/15/2009	1,488,093
6,000,000	Nissan Auto Receivables Owner Trust ‡	5.030	5/16/2011	6,128,970
6,500,000	Nissan Auto Receivables Owner Trust ‡	4.280	7/15/2013	6,453,688
430,832	Nomura Asset Acceptance Corporation †‡	2.739	4/25/2008	404,316
1,029,851	PG&E Energy Recovery Funding, LLC ‡	3.870	6/25/2011	1,034,170
421,605	Popular ABS Mortgage Pass-Through Trust ‡	4.000	12/25/2034	412,501

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.3%)	Rate	Date	Value
Asset-Backed Securities — continued
$4,665,000	Renaissance Home Equity Loan Trust ‡	5.608%	5/25/2036	$4,518,132
1,618,392	Residential Asset Securities Corporation ‡	5.010	4/25/2033	1,581,953
7,000,000	Santander Drive Auto Receivables Trust ‡«	5.050	9/15/2011	6,741,273
622,667	SLM Student Loan Trust †‡	3.341	4/25/2008	621,433
3,000,000	Textron Financial Floorplan Master Note Trust †‡≤	3.010	4/13/2008	3,000,630
1,512,709	USAA Auto Owner Trust ‡	4.830	4/15/2010	1,519,828
7,000,000	USAA Auto Owner Trust ‡	4.500	10/15/2013	7,010,640
2,173,430	Wachovia Asset Securitization, Inc. †‡≤«	2.739	4/25/2008	1,844,666
6,000,000	Wachovia Auto Loan Owner Trust ≤	5.230	8/22/2011	6,053,382
9,000,000	Washington Mutual Master Note Trust †≤	2.848	4/15/2008	8,436,105
	Total Asset-Backed Securities			247,777,729

Basic Materials (0.4%)
2,400,000	Lubrizol Corporation ‡	4.625	10/1/2009	2,408,736
1,500,000	Monsanto Company ‡	4.000	5/15/2008	1,499,279
	Total Basic Materials			3,908,015

Capital Goods (1.7%)
1,000,000	Caterpillar Financial Services Corporation	4.850	12/7/2012	1,022,731
3,400,000	Goodrich Corporation ±	7.500	4/15/2008	3,402,583
2,500,000	John Deere Capital Corporation ‡	4.400	7/15/2009	2,537,838
1,700,000	John Deere Capital Corporation ~	5.350	1/17/2012	1,780,937
2,750,000	Lockheed Martin Corporation ‡	4.121	3/14/2013	2,753,949
2,500,000	Oakmont Asset Trust ‡≤	4.514	12/22/2008	2,523,690
3,400,000	Textron Financial Corporation ‡	5.125	11/1/2010	3,536,326
	Total Capital Goods			17,558,054

Collateralized Mortgage Obligations (8.3%)
2,717,069	Banc of America Mortgage Securities, Inc. ‡	4.805	9/25/2035	2,575,963
3,217,197	Bear Stearns Adjustable Rate Mortgage Trust ‡	4.625	8/25/2010	3,045,492
4,333,825	Chase Mortgage Finance Corporation ‡	4.571	2/25/2037	4,116,727
3,829,106	Citigroup Mortgage Loan Trust, Inc. ‡	5.536	3/25/2036	3,855,963
3,912,310	Countrywide Home Loans, Inc. ‡	5.352	3/20/2036	3,125,603
3,857,936	Countrywide Home Loans, Inc. ‡	5.839	9/20/2036	2,908,783
6,115,831	Deutsche Alt-A Securities, Inc. †‡	5.292	4/25/2008	4,552,797
2,903,430	HomeBanc Mortgage Trust ±	5.989	4/25/2037	2,424,413
1,809,287	Impac CMB Trust ±†	2.859	4/25/2008	1,293,401
1,246,715	Impac CMB Trust ±†	2.919	4/25/2008	932,228
6,231,769	J.P. Morgan Alternative Loan Trust ‡	5.796	3/25/2036	4,937,636
5,163,120	J.P. Morgan Mortgage Trust ‡	5.004	7/25/2035	5,185,151
3,784,213	Merrill Lynch Mortgage Investors, Inc. ±	4.875	6/25/2035	3,643,096
2,688,125	Residential Accredit Loans, Inc. ‡	5.600	9/25/2035	2,239,727
2,546,693	Thornburg Mortgage Securities Trust †‡	2.709	4/25/2008	2,413,656
3,520,285	Wachovia Mortgage Loan Trust, LLC	5.563	5/20/2036	3,378,790
6,853,417	Washington Mutual Alternative Loan Trust †	5.076	4/25/2008	4,584,560
4,846,576	Washington Mutual Alternative Loan Trust †	5.246	4/25/2008	3,177,362
1,839,070	Washington Mutual Mortgage Pass-Through Certificates †‡	2.889	4/25/2008	1,466,134
5,116,997	Washington Mutual Mortgage Pass-Through Certificates †	5.206	4/25/2008	3,310,041
2,155,647	Washington Mutual Mortgage Pass-Through Certificates ‡	4.836	9/25/2035	2,092,909

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.3%)	Rate	Date	Value
Collateralized Mortgage Obligations — continued
$5,298,077	Washington Mutual, Inc. †	5.066%	4/25/2008	$3,546,834
4,826,458	Washington Mutual, Inc. †‡	5.146	4/25/2008	3,252,670
8,500,000	Wells Fargo Mortgage Backed Securities Trust	3.540	9/25/2034	8,442,285
978,099	Wells Fargo Mortgage Backed Securities Trust	4.950	3/25/2036	931,486
1,668,642	Wells Fargo Mortgage Backed Securities Trust	5.094	3/25/2036	1,596,028
	Total Collateralized Mortgage Obligations			83,029,735

Commercial Mortgage-Backed Securities (12.8%)
4,660,564	American Home Mortgage Assets †‡	5.442	4/25/2008	3,715,660
5,135,000	Banc of America Commercial Mortgage, Inc. ‡	5.001	9/10/2010	5,086,228
1,139,679	Banc of America Commercial Mortgage, Inc. ~	4.037	11/10/2039	1,127,595
6,000,000	Banc of America Large Loan Trust †‡≤	2.928	4/15/2008	5,613,528
7,000,000	Banc of America Large Loan Trust †‡≤	3.028	4/15/2008	6,545,763
4,000,000	Bear Stearns Commercial Mortgage Securities, Inc. †‡	2.968	4/15/2008	3,704,280
9,300,000	Bear Stearns Commercial Mortgage Securities, Inc. ‡	3.869	2/11/2041	9,201,634
8,025,604	Bear Stearns Commercial Mortgage Securities, Inc. ‡	5.422	9/11/2042	7,914,666
67,718	Citigroup Commercial Mortgage Trust ±†≤	2.888	4/15/2008	63,201
90,066	Commercial Mortgage Pass-Through Certificates †‡≤	2.918	4/15/2008	87,411
8,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	2.779	4/15/2008	7,418,360
7,770,000	Credit Suisse First Boston Mortgage Securities Corporation	3.382	5/15/2038	7,526,006
6,000,000	Credit Suisse First Boston Mortgage Securities Corporation	4.609	2/15/2038	5,929,254
6,500,000	Crown Castle International Corporation ‡≤	5.245	11/15/2036	6,427,655
377,791	Federal Home Loan Mortgage Corporation Multifamily
	Structured Pass Through ‡	5.487	4/25/2010	381,731
2,475,280	General Electric Commercial Mortgage Corporation ~	4.591	7/10/2045	2,453,807
1,730,667	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation ±‡	2.790	1/12/2039	1,699,925
9,100,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation ‡	5.198	12/15/2044	9,030,895
79,184	LB-UBS Commercial Mortgage Trust ‡	3.323	3/15/2027	78,483
4,260,000	LB-UBS Commercial Mortgage Trust	4.207	11/15/2027	4,228,327
5,560,000	LB-UBS Commercial Mortgage Trust	4.187	8/15/2029	5,493,124
2,184,258	LB-UBS Commercial Mortgage Trust ±	4.741	9/15/2040	2,175,141
8,000,000	LB-UBS Commercial Mortgage Trust ‡	4.567	6/15/2029	7,958,120
8,000,000	TIAA Real Estate CDO, Ltd. ‡	5.815	8/15/2039	7,902,080
8,250,000	Wachovia Bank Commercial Mortgage Trust ‡	3.894	11/15/2035	8,179,504
5,730,000	Wachovia Bank Commercial Mortgage Trust ‡	3.958	12/15/2035	5,680,923
2,304,177	Washington Mutual Asset Securities Corporation ‡≤	3.830	1/25/2035	2,253,987
	Total Commercial Mortgage-Backed Securities			127,877,288

Communications Services (3.9%)
2,800,000	Ameritech Capital Funding Corporation	6.250	5/18/2009	2,917,152
1,250,000	AT&T, Inc. ±	4.950	1/15/2013	1,254,236
2,000,000	British Telecom plc ‡	8.625	12/15/2010	2,199,528
3,100,000	Comcast Cable Communications, Inc. ‡	6.200	11/15/2008	3,137,064
2,100,000	Comcast Cable Communications, Inc. ‡	6.875	6/15/2009	2,168,487
1,760,000	Cox Communications, Inc. ‡	7.875	8/15/2009	1,842,064
1,400,000	Cox Communications, Inc. ‡	4.625	1/15/2010	1,400,673
2,450,000	GTE Corporation ‡	7.510	4/1/2009	2,533,599

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.3%)	Rate	Date	Value
Communications Services — continued
$1,954,000	News America Holdings, Inc. ‡	7.375%	10/17/2008	$1,979,470
1,000,000	Qwest Corporation ‡	5.625	11/15/2008	995,000
2,620,000	Rogers Cable, Inc. ‡	7.875	5/1/2012	2,862,539
2,500,000	SBC Communications, Inc. ±	4.125	9/15/2009	2,513,910
2,400,000	Sprint Capital Corporation ‡	6.125	11/15/2008	2,382,000
2,400,000	Telecom Italia Capital SA ‡	4.000	11/15/2008	2,377,968
1,400,000	Telecom Italia Capital SA ‡	6.200	7/18/2011	1,388,870
1,000,000	Telefonos de Mexico SA de CV ‡	4.500	11/19/2008	1,000,161
2,400,000	Time Warner Cable, Inc. ‡	5.400	7/2/2012	2,358,077
2,500,000	Time Warner Entertainment Company, LP ‡	7.250	9/1/2008	2,528,835
1,350,000	Verizon Communications, Inc. ‡	4.350	2/15/2013	1,322,812
	Total Communications Services			39,162,445

Consumer Cyclical (3.3%)
2,700,000	CVS Caremark Corporation †‡	3.376	6/1/2008	2,624,081
2,800,000	CVS Corporation ~	4.000	9/15/2009	2,801,226
2,100,000	D.R. Horton, Inc.	8.000	2/1/2009	2,063,250
2,500,000	DaimlerChrysler North American Holdings Corporation †‡	3.769	5/1/2008	2,492,730
1,750,000	Ford Motor Credit Company ‡	6.625	6/16/2008	1,730,223
2,100,000	May Department Stores Company ‡	4.800	7/15/2009	2,075,228
2,725,000	McDonald’s Corporation ‡	4.300	3/1/2013	2,757,190
2,800,000	Nissan Motor Acceptance Corporation ‡	4.625	3/8/2010	2,848,045
1,367,000	Ryland Group, Inc. ‡	5.375	6/1/2008	1,366,739
3,951,550	SLM Private Credit Student Loan Trust †‡	2.810	6/15/2008	3,881,133
2,700,000	Walmart Stores, Inc. *	4.125	2/15/2011	2,763,477
5,400,000	Walt Disney Company †~	4.125	4/16/2008	5,345,708
	Total Consumer Cyclical			32,749,030

Consumer Non-Cyclical (2.6%)
1,400,000	Abbott Laboratories ~	5.150	11/30/2012	1,490,973
1,375,000	AstraZeneca plc ‡	5.400	9/15/2012	1,450,551
3,400,000	Bunge Limited Finance Corporation ‡	4.375	12/15/2008	3,418,482
3,500,000	Cadbury Schweppes plc ~≤	3.875	10/1/2008	3,492,461
2,000,000	Cargill, Inc. ~	5.200	1/22/2013	2,017,588
2,000,000	Fortune Brands, Inc. ‡	5.125	1/15/2011	2,002,314
3,500,000	General Mills, Inc. ~	6.378	10/15/2008	3,549,910
2,750,000	Kellogg Company ‡	5.125	12/3/2012	2,843,668
2,800,000	Miller Brewing Company ±‡≤	4.250	8/15/2008	2,811,290
1,350,000	PepsiCo, Inc. ‡	4.650	2/15/2013	1,397,285
1,100,000	Safeway, Inc. ‡	6.500	11/15/2008	1,116,126
	Total Consumer Non-Cyclical			25,590,648

Energy (1.7%)
2,000,000	Energy Transfer Partners, LP	6.000	7/1/2013	2,011,774
1,000,000	Enterprise Products Operating, LP ‡	4.625	10/15/2009	1,012,201
2,430,000	KeySpan Corporation ±	4.900	5/16/2008	2,430,726
2,100,000	Premcor Refining Group, Inc. ‡	6.125	5/1/2011	2,220,798
1,250,000	Ras Laffan Liquefied Natural Gas Company, Ltd. III ‡	5.832	9/30/2016	1,241,412
3,400,000	Sempra Energy ‡	7.950	3/1/2010	3,652,610

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.3%)	Rate	Date	Value
Energy — continued
$1,350,000	Transocean, Inc. ‡	5.250%	3/15/2013	$1,379,547
2,000,000	Weatherford International, Ltd.	5.150	3/15/2013	2,001,736
1,350,000	Western Oil Sands, Inc.	8.375	5/1/2012	1,516,649
	Total Energy			17,467,453

Financials (13.5%)
2,000,000	Abbey National plc >~	6.700	6/15/2008	1,933,434
2,000,000	American Express Centurion Bank ~	5.200	11/26/2010	2,023,342
3,455,000	American Express Credit Corporation †‡	3.261	4/4/2008	3,264,868
2,700,000	American Express Credit Corporation †‡	3.299	4/2/2008	2,557,081
3,400,000	Bank of New York Mellon Corporation ‡	4.950	11/1/2012	3,483,565
3,300,000	Bear Stearns Companies, Inc.	2.875	7/2/2008	3,219,464
2,000,000	Capital One Bank ±‡	4.875	5/15/2008	1,999,966
1,650,000	Capmark Financial Group, Inc. ~≤	5.875	5/10/2012	1,045,400
2,400,000	CIT Group, Inc. ~	5.200	11/3/2010	1,888,553
1,000,000	CIT Group, Inc. ‡	7.625	11/30/2012	831,135
700,000	Corestates Capital Trust I ‡≤	8.000	12/15/2026	728,798
3,675,000	Countrywide Financial Corporation, Convertible †~≤	0.758	4/15/2008	3,252,375
2,100,000	Credit Suisse First Boston USA, Inc. †‡	3.120	6/9/2008	2,095,796
1,400,000	Developers Diversified Realty Corporation ‡	4.625	8/1/2010	1,343,922
2,500,000	Donaldson, Lufkin & Jenrette, Inc.	6.500	4/1/2008	2,500,000
1,000,000	First Chicago Corporation ‡	6.375	1/30/2009	1,027,662
3,600,000	First Union Corporation ‡	6.300	4/15/2008	3,601,430
2,100,000	General Electric Capital Corporation ‡	5.200	2/1/2011	2,172,150
2,800,000	General Motors Acceptance Corporation ‡	6.875	8/28/2012	2,127,804
6,500,000	Goldman Sachs Group, Inc. †~	2.679	6/23/2008	6,376,104
2,100,000	Goldman Sachs Group, Inc. ~	4.500	6/15/2010	2,115,914
5,000,000	Goldman Sachs Group, Inc., Convertible ‡	1.000	1/31/2015	4,905,200
2,100,000	Hartford Financial Services Group, Inc. ‡	5.550	8/16/2008	2,112,963
2,050,000	International Lease Finance Corporation ‡	5.750	6/15/2011	2,062,690
1,500,000	iSTAR Financial, Inc. ‡	4.875	1/15/2009	1,350,000
1,400,000	iSTAR Financial, Inc. ‡	5.125	4/1/2011	1,078,000
1,600,000	J.P. Morgan Chase & Company ‡	5.600	6/1/2011	1,674,870
2,100,000	John Hancock Global Funding II ‡	3.750	9/30/2008	2,108,646
2,500,000	KeyCorp ‡	4.700	5/21/2009	2,515,875
3,500,000	Lehman Brothers Holdings E-Capital Trust I †~	3.850	5/19/2008	2,100,665
2,000,000	Lehman Brothers Holdings, Inc. ‡	3.500	8/7/2008	1,969,360
1,700,000	Lehman Brothers Holdings, Inc.	5.250	2/6/2012	1,640,391
1,200,000	Lincoln National Corporation ‡	5.650	8/27/2012	1,223,530
6,500,000	Merrill Lynch & Company, Inc. †‡	3.315	5/6/2008	6,202,046
3,500,000	Mizuho Preferred Capital Company, LLC ‡≤	8.790	6/30/2008	3,517,255
6,500,000	Morgan Stanley †‡	4.538	4/15/2008	6,357,514
1,350,000	Morgan Stanley *	5.250	11/2/2012	1,348,379
1,400,000	Morgan Stanley Dean Witter & Company ‡	6.750	4/15/2011	1,467,495
5,000,000	Morgan Stanley, Convertible ‡	1.000	1/28/2015	4,964,500
6,300,000	Nations Bank Capital Trust IV ±	8.250	4/15/2027	6,473,061
2,370,000	Pacific Life Global Funding ‡≤	3.750	1/15/2009	2,377,544
2,500,000	Premium Asset Trust †‡≤	4.408	4/15/2008	2,493,750
1,400,000	Pricoa Global Funding I ‡≤	4.350	6/15/2008	1,402,321

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.3%)	Rate	Date	Value
Financials — continued
$2,000,000	Protective Life Secured Trust ‡	4.000%	10/7/2009	$2,014,904
3,300,000	Simon Property Group, LP ‡	4.600	6/15/2010	3,274,626
2,400,000	SLM Corporation ‡	4.000	1/15/2009	2,161,020
2,000,000	State Street Capitol Trust II ‡	8.250	12/29/2049	2,009,660
1,725,000	Tokai Preferred Capital Company, LLC ‡≤	9.980	6/30/2008	1,732,861
2,000,000	UnitedHealth Group, Inc. ‡	5.500	11/15/2012	2,029,960
1,400,000	UnumProvident Corporation ‡	5.997	5/15/2008	1,400,412
700,000	Wachovia Capital Trust III	5.800	3/15/2011	498,750
1,400,000	Wachovia Corporation ‡	6.375	2/1/2009	1,414,977
1,605,000	Wachovia Corporation ‡	6.150	3/15/2009	1,618,594
1,400,000	Washington Mutual Preferred Funding II ≤	6.895	6/15/2012	756,000
2,500,000	Washington Mutual, Inc.	4.000	1/15/2009	2,250,000
2,000,000	Wells Fargo & Company †	2.900	6/16/2008	1,949,006
675,000	Wells Fargo & Company	4.375	1/31/2013	671,543
	Total Financials			134,717,131

Foreign (0.5%)
5,000,000	Corporacion Andina de Fomento ‡	5.750	1/12/2017	4,888,530
	Total Foreign			4,888,530

Mortgage-Backed Securities (5.3%)
16,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.000	4/1/2038	16,390,000
35,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500	4/1/2038	36,246,875
	Total Mortgage-Backed Securities			52,636,875

Technology (0.8%)
2,700,000	Hewlett-Packard Company ‡	4.500	3/1/2013	2,739,120
2,000,000	International Business Machines Corporation ±	4.950	3/22/2011	2,092,264
700,000	Sun Microsystems, Inc. ‡	7.650	8/15/2009	732,288
2,100,000	Xerox Corporation ‡	5.500	5/15/2012	2,117,686
	Total Technology			7,681,358

Transportation (1.0%)
1,375,000	Delta Air Lines, Inc. ‡	7.111	9/18/2011	1,354,375
1,300,000	FedEx Corporation ±	3.500	4/1/2009	1,292,396
3,125,000	Norfolk Southern Corporation ‡	6.200	4/15/2009	3,216,362
2,400,000	Northwest Airlines, Inc. ‡	6.841	4/1/2011	2,352,000
1,150,000	Union Pacific Corporation ‡	6.125	1/15/2012	1,220,952
800,000	Union Pacific Corporation ‡	5.450	1/31/2013	823,322
	Total Transportation			10,259,407

U.S. Government (18.3%)
10,000,000	Federal Farm Credit Bank	2.250	7/1/2010	9,976,100
9,000,000	Federal Farm Credit Bank ‡	5.375	7/18/2011	9,679,174
5,500,000	Federal Home Loan Bank *	4.875	2/9/2010	5,757,543
7,500,000	Federal Home Loan Bank Discount Notes *	4.625	10/10/2012	7,953,818

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.3%)	Rate	Date	Value
U.S. Government — continued
$17,350,000	Federal Home Loan Bank System *	4.250%	11/20/2009	$17,905,061
10,000,000	Federal Home Loan Bank System *	2.375	4/30/2010	10,017,090
2,000,000	Federal Home Loan Mortgage Corporation ‡	4.625	8/15/2008	2,016,238
5,000,000	Federal Home Loan Mortgage Corporation	4.750	11/3/2009	5,192,695
15,500,000	Federal Home Loan Mortgage Corporation *	4.125	11/30/2009	15,966,348
10,000,000	Federal Home Loan Mortgage Corporation ‡	2.375	5/28/2010	10,005,470
4,000,000	Federal National Mortgage Association *	4.000	9/2/2008	4,026,404
14,500,000	Federal National Mortgage Association *	3.875	12/10/2009	14,883,308
5,000,000	Federal National Mortgage Association *	5.125	4/15/2011	5,333,100
36,500,000	U.S. Treasury Notes *	2.125	1/31/2010	36,810,837
1,525,000	U.S. Treasury Notes	2.750	2/28/2013	1,545,969
23,792,138	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	25,838,642
	Total U.S. Government			182,907,797

U.S. Municipals (0.1%)
1,350,000	South Carolina State Public Service Authority
	Revenue Bonds ÷‡	5.750	1/1/2014	1,443,555
	Total U.S. Municipals			1,443,555

Utilities (1.4%)
2,700,000	Carolina Power & Light, Inc. ±‡	5.950	3/1/2009	2,759,300
2,500,000	CenterPoint Energy, Inc. ±	5.875	6/1/2008	2,503,808
900,000	Cleveland Electric Illuminating Company ‡≤	7.430	11/1/2009	949,166
675,000	DPL, Inc. ±≤	6.250	5/15/2008	676,183
2,100,000	Niagara Mohawk Power Corporation ‡	7.750	10/1/2008	2,136,859
1,000,000	Pacific Gas & Electric Company ‡	3.600	3/1/2009	997,527
445,900	Power Receivables Finance, LLC ‡≤	6.290	1/1/2012	466,595
359,000	Texas-New Mexico Power Company ‡	6.125	6/1/2008	359,169
2,000,000	Virginia Electric & Power Company ‡	4.500	12/15/2010	2,052,254
1,360,000	Virginia Electric & Power Company ‡	5.100	11/30/2012	1,413,089
	Total Utilities			14,313,950

	Total Long-Term Fixed Income (cost $1,026,925,818)			1,003,969,000

Shares	Preferred Stock/Equity-Linked Securities (0.5%)			Value
50,250	Allegro Investment Corporation SA TGT Convertible ~¿			$2,599,980
100,500	Federal National Mortgage Association *			2,417,025
	Total Preferred Stock/Equity-Linked Securities
	(cost $5,019,508)			5,017,005

		Strike	Expiration
Contracts	Options Purchased (0.3%)	Price	Date	Value
330	Call on U.S. Treasury Bond Futures	$119.50	4/25/2008	$293,908
880	Call on U.S. Treasury Bond Futures	116.50	5/23/2008	2,722,500
	Total Options Purchased (cost $2,837,850)			3,016,408

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (15.4%)	Rate (+)	Date	Value
153,742,812	Thrivent Financial Securities Lending Trust	2.990%	N/A	$153,742,812
	Total Collateral Held for Securities Loaned
	(cost $153,742,812)			153,742,812

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (3.5%)	Rate (+)	Date	Value
$1,200,000	Federal National Mortgage Association ‡	3.447%	5/16/2008	$1,194,853
33,888,769	Thrivent Money Market Portfolio	3.110	N/A	33,888,769
	Total Short-Term Investments (at amortized cost)			35,083,622
	Total Investments (cost $1,223,609,610) 120.0%			$1,200,828,847
	Other Assets and Liabilities, Net (20.0%)			(199,776,455)
	Total Net Assets 100.0%			$1,001,052,392

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	960	June 2008	$205,382,905	$206,070,010	$687,105
5-Yr. U.S. Treasury Bond Futures	(840)	June 2008	(96,175,630)	(95,956,879)	218,751
10-Yr. U.S. Treasury Bond Futures	(1,045)	June 2008	(122,390,909)	(124,306,021)	(1,915,112)
20-Yr. U.S. Treasury Bond Futures	(126)	June 2008	(14,696,398)	(14,968,407)	(272,009)
EURO Foreign Exchange Currency	(12)	June 2008	(2,317,965)	(2,359,350)	(41,385)
Futures
Total Futures					($1,322,650)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

					Notional
	Fund	Fund	Buy/Sell	Termination	Principal		Unrealized
Swaps and Counterparty	Receives	Pays	Protection	Date	Amount	Value	Gain/(Loss)
Credit Default Swaps
LCDX, N.A. Index Series 9	N/A	N/A	Sell	December 2012	$10,200,000	($677,214)	($401,242)
5 Year, at 2.25%;
J.P. Morgan Chase and Company
Interest Rate Swaps
Bank of America,
N.A., 2 Year	5.275%	3 Month LIBOR	N/A	May 2009	24,000,000	794,484	794,484
Bank of America,
N.A., 2 Year	5.306	3 Month LIBOR	N/A	June 2009	30,000,000	1,097,040	1,097,040
Total Swaps							$1,490,282

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At March 31, 2008, $997,527 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $463,658,265 and $67,027,391 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

÷ Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

¿ These securities are Equity-Linked Structured Securities.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2008 the value of these investments was $107,388,185 or 10.7% of total net assets.

« All or a portion of the security is insured or guaranteed.

Definitions:

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,548,835
Gross unrealized depreciation	(34,329,598)
Net unrealized appreciation (depreciation)	($22,780,763)
Cost for federal income tax purposes	$1,223,609,610

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

Mortgage Securities Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (129.0%)	Rate	Date	Value
Asset-Backed Securities (28.9%)
$2,000,000	Americredit Automobile Receivables Trust ±†‡~«	3.160%	4/6/2008	$1,969,444
2,000,000	Credit Based Asset Servicing and Securitization, LLC ±†‡~	2.709	4/25/2008	1,960,434
754,426	First Horizon ABS Trust †‡«	2.729	4/25/2008	590,113
1,254,969	First Horizon ABS Trust ±†«	2.759	4/25/2008	732,342
1,500,000	Ford Credit Floor Plan Master Owner Trust ±†‡	2.998	4/15/2008	1,445,889
2,000,000	GMAC Mortgage Corporation Loan Trust ±†~«	2.689	4/25/2008	1,989,632
1,000,000	MBNA Credit Card Master Note Trust †‡~	2.928	4/15/2008	994,585
680,629	Residential Funding Mortgage Securities II †~«	2.729	4/25/2008	587,913
415,112	SLM Student Loan Trust ±†	3.341	4/25/2008	414,288
2,000,000	Textron Financial Floorplan Master Note Trust ±†‡≤	3.010	4/13/2008	2,000,420
869,372	Wachovia Asset Securitization, Inc. ±†~≤«	2.739	4/25/2008	737,866
	Total Asset-Backed Securities			13,422,926

Collateralized Mortgage Obligations (11.1%)
776,305	Banc of America Mortgage Securities, Inc. ±	4.805	9/25/2035	735,990
101,390	Credit Suisse First Boston Mortgage Securities
	Corporation †‡	3.339	4/25/2008	96,524
361,260	GSAA Home Equity Trust ±	4.316	11/25/2034	345,923
603,095	Impac CMB Trust ±†	2.859	4/25/2008	431,133
1,083,661	Merrill Lynch Mortgage Investors, Inc. ±	4.875	6/25/2035	1,043,250
304,306	MLCC Mortgage Investors, Inc. ±†	2.929	4/25/2008	287,780
1,548,217	Thornburg Mortgage Securities Trust ±†	2.689	4/25/2008	1,530,166
704,231	Wells Fargo Mortgage Backed Securities Trust ‡	4.950	3/25/2036	670,670
	Total Collateralized Mortgage Obligations			5,141,436

Commercial Mortgage-Backed Securities (12.4%)
60,044	Commercial Mortgage Pass-Through Certificates ±†≤	2.918	4/15/2008	58,274
500,000	Goldman Sachs Mortgage Securities Corporation II ±	5.799	8/10/2045	499,204
500,000	Greenwich Capital Commercial Funding Corporation ±‡	5.867	8/10/2017	456,468
400,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation ±	4.302	1/15/2038	385,854
1,000,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corporation ±‡~	5.819	6/15/2049	998,863
1,000,000	LB-UBS Commercial Mortgage Trust ±~	4.553	7/15/2030	987,520
500,000	TIAA Real Estate CDO, Ltd. ±	5.815	8/15/2039	493,880
2,000,000	Wachovia Bank Commercial Mortgage Trust ±†≤	2.938	4/15/2008	1,875,796
	Total Commercial Mortgage-Backed Securities			5,755,859

Mortgage-Backed Securities (72.4%)
14,000,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through §	6.000	4/1/2038	14,354,369
1,842,145	Federal National Mortgage Association ±	6.000	8/1/2024	1,898,299
10,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	4/1/2038	10,093,750
7,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500	4/1/2038	7,249,375
	Total Mortgage-Backed Securities			33,595,793

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

Mortgage Securities Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (129.0%)	Rate	Date	Value
U.S. Government (4.2%)
$100,000	U.S. Treasury Notes ‡	4.875%	4/30/2011	$108,953
1,679,445	U.S. Treasury Notes, TIPS ±	2.000	7/15/2014	1,823,904
	Total U.S. Government			1,932,857
	Total Long-Term Fixed Income (cost $60,331,734)			59,848,871

		Strike	Expiration
Contracts	Options Purchased (0.1%)	Price	Date	Value
5	Call on U.S. Treasury Bond Futures	$119.50	4/25/2008	$4,453
20	Call on U.S. Treasury Bond Futures	116.50	5/23/2008	61,875
	Total Options Purchased (cost $62,184)			66,328

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (37.5%)	Rate (+)	Date	Value
$2,000,000	Barton Capital Corporation	3.150%	4/1/2008	$2,000,000
2,000,000	Chariot Funding, LLC ±	2.750	4/10/2008	1,998,625
1,658,000	Ciesco, LLC ±	2.850	4/2/2008	1,657,869
1,935,000	Corporate Receivables Corporation Funding, LLC	3.100	4/1/2008	1,935,000
1,500,000	Falcon Asset Securitization Corporation ‡~	2.800	4/24/2008	1,497,317
1,085,000	Kitty Hawk Funding Corporation ±	2.850	4/11/2008	1,084,141
2,000,000	Park Avenue Receivables Corporation ±	2.700	4/10/2008	1,998,650
1,200,000	Regency Markets No.1, LLC ±	3.100	4/3/2008	1,199,793
879	Thrivent Money Market Portfolio	3.110	N/A	879
2,000,000	Victory Receivables Corporation ±	3.150	4/8/2008	1,998,775
2,000,000	Yorktown Capital, LLC ±	3.000	4/18/2008	1,997,167
	Total Short-Term Investments (at amortized cost)			17,368,216
	Total Investments (cost $77,762,134) 166.6%			$77,283,415
	Other Assets and Liabilities, Net (66.6%)			(30,902,761)
	Total Net Assets 100.0%			$46,380,654

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Mortgage Securities Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	10	June 2008	$2,134,718	$2,146,563	$11,845
5-Yr. U.S. Treasury Bond Futures	20	June 2008	2,248,494	2,284,688	36,194
10-Yr. U.S. Treasury Bond Futures	(5)	June 2008	(598,344)	(594,765)	3,579
20-Yr. U.S. Treasury Bond Futures	(4)	June 2008	(466,552)	(475,187)	(8,635)
Total Futures					$42,983

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At March 31, 2008, $108,953 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $6,074,227 of investments were earmarked as collateral to cover open financial futures contracts.

~ All or a portion of the security was earmarked as collateral to cover options.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Portfolio’s Board of Directors and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2008 the value of these investments was $4,672,356 or 10.1% of total net assets.

« All or a portion of the security is insured or guaranteed.

Definitions:

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,003,519
Gross unrealized depreciation	(1,482,238)
Net unrealized appreciation (depreciation)	($478,719)
Cost for federal income tax purposes	$77,762,134

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Money Market Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)
Principal		Interest	Maturity
Amount	Certificates of Deposit (1.1%)	Rate (+)	Date	Value
$6,470,000	BNP Paribas New York CD	4.270%	5/12/2008	$6,471,946
2,500,000	Deutsche Bank AG	5.410	6/9/2008	2,500,000
	Total Certificates of Deposit			8,971,946

Principal		Interest	Maturity
Amount	Commercial Paper (62.7%)	Rate (+)	Date	Value
Asset-Backed Commercial Paper (4.3%)
$8,090,000	GOVCO, Inc. «	3.000%	6/16/2008	$8,038,763
9,780,000	GOVCO, Inc. «	4.620	6/24/2008	9,674,572
6,480,000	GOVCO, Inc. «	2.630	6/26/2008	6,439,288
9,740,000	GOVCO, Inc. «	2.950	7/22/2008	9,650,608
	Total Asset-Backed Commercial Paper			33,803,231

Banking — Domestic (7.8%)
3,240,000	Bank of America Corporation	2.780	8/26/2008	3,203,221
3,260,000	Barclays US Funding Corporation	4.675	5/29/2008	3,235,446
4,945,000	Barclays US Funding Corporation	3.005	7/23/2008	4,898,357
8,200,000	Central America Bank «	5.100	4/15/2008	8,183,737
8,100,000	Dexia Delaware, LLC	3.060	5/30/2008	8,059,378
4,860,000	JP Morgan Chase & Company	2.920	5/19/2008	4,841,078
1,593,000	MLTC Funding, Inc. «	3.150	4/21/2008	1,590,212
4,850,000	Societe Generale North American	3.270	4/24/2008	4,839,867
8,110,000	Societe Generale North American	3.320	6/27/2008	8,044,931
8,100,000	Societe Generale North American	3.670	7/17/2008	8,011,645
4,860,000	Societe Generale North American	2.980	8/18/2008	4,804,080
1,460,000	UBS Finance Corporation	4.320	5/15/2008	1,452,291
	Total Banking — Domestic			61,164,243

Banking — Foreign (5.6%)
6,470,000	Bank of Ireland	4.170	5/12/2008	6,439,273
6,475,000	Bank of Ireland	2.670	6/27/2008	6,433,220
8,200,000	Bank of Scotland plc	2.525	6/19/2008	8,154,564
4,873,000	Bank of Scotland plc	2.620	6/27/2008	4,842,146
3,250,000	DnB NORBank ASA	4.950	4/17/2008	3,242,849
10,700,000	DnB NORBank ASA	4.673	5/2/2008	10,656,943
4,870,000	ICICI Bank, Ltd. «	4.950	7/7/2008	4,805,046
	Total Banking — Foreign			44,574,041

Brokerage (4.3%)
6,480,000	Citigroup Funding, Inc.	2.750	6/16/2008	6,442,380
6,470,000	Citigroup Funding, Inc.	3.100	6/20/2008	6,425,429
4,865,000	Citigroup Funding, Inc.	2.600	7/15/2008	4,828,107
8,100,000	Citigroup Funding, Inc.	2.700	7/23/2008	8,031,352
8,100,000	Citigroup Funding, Inc.	2.780	7/24/2008	8,028,693
	Total Brokerage			33,755,961

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

Money Market Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (62.7%)	Rate (+)	Date	Value
Education (0.6%)
$4,930,000	Yale University	2.400%	5/21/2008	$4,913,567
	Total Education			4,913,567

Consumer Non-Cyclical (3.1%)
9,680,000	Nestle Finance France SA	2.840	5/12/2008	9,648,690
4,845,000	Nestle Finance France SA	2.770	5/27/2008	4,824,124
9,720,000	Nestle Finance France SA	2.790	6/9/2008	9,668,022
	Total Consumer Non-Cyclical			24,140,836

Finance (27.2%)
3,910,000	Barton Capital Corporation «	3.100	4/1/2008	3,910,000
4,880,000	Falcon Asset Securitization Corporation «	3.810	4/18/2008	4,871,220
6,480,000	Falcon Asset Securitization Corporation «	3.150	4/29/2008	6,464,124
6,460,000	Falcon Asset Securitization Corporation «	3.000	5/6/2008	6,441,158
4,860,000	General Electric Capital Corporation «	2.790	8/18/2008	4,807,646
4,840,000	Grampian Funding, LLC «	4.740	4/4/2008	4,838,089
6,480,000	Grampian Funding, LLC «	5.120	4/7/2008	6,474,470
8,100,000	ING US Funding, LLC	2.570	7/30/2008	8,030,610
3,248,000	ING US Funding, LLC	2.520	9/29/2008	3,206,848
5,190,000	Kitty Hawk Funding Corporation «	3.000	5/16/2008	5,170,538
3,779,000	Kitty Hawk Funding Corporation «	3.005	5/23/2008	3,762,596
8,100,000	Kitty Hawk Funding Corporation «	2.680	6/12/2008	8,056,584
5,180,000	Long Lane Master Trust IV «	4.110	4/25/2008	5,165,807
4,845,000	Old Line Funding Corporation «	3.200	4/21/2008	4,836,387
6,480,000	Old Line Funding Corporation «	2.950	4/24/2008	6,467,787
9,740,000	Old Line Funding Corporation «	3.120	5/29/2008	9,691,040
6,570,000	Old Line Funding Corporation «	2.600	6/20/2008	6,532,040
4,945,000	Park Avenue Receivables Corporation «	3.250	4/22/2008	4,935,625
6,485,000	Park Avenue Receivables Corporation «	3.050	5/12/2008	6,462,473
2,798,000	Ranger Funding Company, LLC «	5.200	4/8/2008	2,795,171
6,470,000	Solitaire Funding, LLC «	4.250	4/11/2008	6,462,362
8,110,000	Thames Asset Global Securitization, Inc. «	5.250	4/4/2008	8,106,452
4,860,000	Thames Asset Global Securitization, Inc. «	4.500	4/7/2008	4,856,355
4,500,000	Three Pillars, Inc. «	3.150	4/1/2008	4,500,000
9,712,000	Thunder Bay Funding, Inc. «	5.350	4/21/2008	9,683,134
5,000,000	Thunder Bay Funding, Inc. «	2.850	4/30/2008	4,988,521
5,300,000	Thunder Bay Funding, Inc. «	3.150	5/20/2008	5,277,276
8,454,000	Thunder Bay Funding, Inc. «	2.750	5/28/2008	8,417,190
4,860,000	Thunder Bay Funding, Inc. «	2.750	5/30/2008	4,838,096
8,070,000	Victory Receivables Corporation «	3.270	4/18/2008	8,057,539
9,730,000	Victory Receivables Corporation «	3.110	4/28/2008	9,707,305
9,730,000	Windmill Funding Corporation «	3.110	4/18/2008	9,715,710
8,100,000	Yorktown Capital, LLC «	3.020	5/22/2008	8,065,346
8,075,000	Yorktown Capital, LLC «	3.020	5/23/2008	8,039,775
	Total Finance			213,635,274

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Money Market Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (62.7%)	Rate (+)	Date	Value

Insurance (8.8%)
$3,239,000	AIG Funding, Inc. «	2.450%	6/30/2008	$3,219,161
5,275,000	Allstate Financial Global Funding «	2.500	6/20/2008	5,267,740
5,820,000	Aquinas Funding «	5.120	4/4/2008	5,817,516
2,425,000	Cooperative Association of Tractor Dealers, Inc. «	5.900	5/28/2008	2,402,346
1,650,000	Cooperative Association of Tractor Dealers, Inc. «	5.900	5/30/2008	1,634,046
1,000,000	Cooperative Association of Tractor Dealers, Inc. «	5.500	6/25/2008	987,014
2,670,000	Cooperative Association of Tractor Dealers, Inc. «	4.650	6/30/2008	2,638,962
6,470,000	Curzon Funding, LLC «	4.205	4/15/2008	6,459,420
4,800,000	Curzon Funding, LLC «	4.850	4/24/2008	4,785,127
1,620,000	Curzon Funding, LLC «	4.700	4/29/2008	1,614,078
9,760,000	Curzon Funding, LLC «	3.780	7/18/2008	9,649,322
6,485,000	Nyala Funding, LLC «	5.100	4/15/2008	6,472,138
2,200,000	Swiss RE Financial Products Company	2.950	4/24/2008	2,195,854
8,080,000	Swiss Reinsurance Company	2.950	7/28/2008	8,001,871
8,080,000	Swiss Reinsurance Company	2.840	8/11/2008	7,995,860
	Total Insurance			69,140,455

U.S. Municipal (1.0%)
7,850,000	State of Michigan Industry Regional Authority General
	Obligation Bonds	4.125	10/28/2008	7,850,000
	Total U.S. Municipal			7,850,000

	Total Commercial Paper			492,977,608

		Interest	Maturity
Shares	Other (5.1%)	Rate (+)	Date	Value
10,000	Barclays Prime Money Market Fund	3.160%	N/A	$10,000
11,217,337	Merrill Lynch Institutional Money Market Fund	3.170	N/A	11,217,337
28,773,000	Primary Fund Institutional Class	3.510	N/A	28,773,000
	Total Other			40,000,337

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Money Market Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (31.0%)†	Rate (+)	Date	Value
Banking — Domestic (7.3%)
$4,860,000	Bank of America NA	3.208%	7/3/2008	$4,860,000
3,250,000	Bank of New York Company, Inc.	3.068	4/10/2008	3,250,000
2,600,000	Bank of New York Company, Inc.	2.714	4/28/2008	2,600,064
6,500,000	Fifth Third Bancorp	2.609	4/23/2008	6,500,000
3,250,000	HSBC USA, Inc.	2.828	4/15/2008	3,250,000
3,240,000	J.P. Morgan Chase & Company	2.649	6/23/2008	3,242,005
6,310,000	Rabobank Nederland NV/NY	3.045	5/15/2008	6,310,000
6,700,000	Royal Bank of Canada NY	3.109	4/1/2008	6,700,000
6,200,000	Svenska Handelsbanken AB	2.589	4/21/2008	6,200,000
4,870,000	Wachovia Bank	4.753	4/4/2008	4,870,000
4,136,000	Wells Fargo & Company	3.169	4/3/2008	4,140,990
5,775,000	Wells Fargo & Company	2.898	4/15/2008	5,775,000
	Total Banking — Domestic			57,698,059

Banking — Foreign (7.3%)
3,440,000	Bank of Ireland	2.546	4/21/2008	3,440,000
4,050,000	BNP Paribas SA	2.606	4/28/2008	4,050,000
7,810,000	BNP Paribas SA	3.132	5/7/2008	7,810,000
6,470,000	Deutsche Bank AG/New York NY	2.809	6/23/2008	6,470,000
6,000,000	DNB NOR ASA	2.599	4/25/2008	6,000,000
9,520,000	HBOS Treasury Services plc	3.065	4/7/2008	9,520,000
6,480,000	ING Bank NV	3.282	6/26/2008	6,480,000
3,140,000	Royal Bank of Canada	3.050	4/7/2008	3,140,000
4,000,000	Royal Bank of Scotland plc	2.609	4/21/2008	4,000,000
6,320,000	Svenska Handelsbanken AB	2.860	4/14/2008	6,320,000
	Total Banking — Foreign			57,230,000

Basic Industry (1.2%)
9,380,000	BASF Finance Europe NV	3.884	4/21/2008	9,380,000
	Total Basic Industry			9,380,000

Brokerage (4.7%)
11,000,000	Goldman Sachs Group, Inc.	3.331	4/25/2008	11,000,000
4,000,000	Lehman Brothers Holdings, Inc.	4.733	4/2/2008	3,999,992
5,000,000	Lehman Brothers Holdings, Inc.	2.679	4/22/2008	5,001,418
5,000,000	Merrill Lynch & Company, Inc.	2.958	4/15/2008	5,000,000
3,000,000	Merrill Lynch & Company, Inc.	2.739	4/24/2008	3,000,000
8,900,000	Merrill Lynch & Company, Inc.	3.058	5/22/2008	8,900,000
	Total Brokerage			36,901,410

Consumer Cyclical (2.3%)
4,880,000	American Honda Finance Corporation	4.616	4/7/2008	4,886,698
4,850,000	American Honda Finance Corporation	3.225	5/6/2008	4,850,000
2,240,000	American Honda Finance Corporation	3.050	6/9/2008	2,241,040
6,240,000	American Honda Finance Corporation	2.909	6/11/2008	6,240,000
	Total Consumer Cyclical			18,217,738

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

Money Market Portfolio
Schedule of Investments as of March 31, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (31.0%) †	Rate (+)	Date	Value
Finance (4.4%)
$2,580,000	Kordsa, Inc. «	3.150%	4/3/2008	$2,580,000
6,470,000	Procter & Gamble International Funding SCA	3.140	5/19/2008	6,470,000
12,980,000	Union Hamilton Special Funding, LLC «	2.899	6/23/2008	12,980,000
12,975,000	Union Hamilton Special Funding, LLC «	3.171	6/30/2008	12,975,000
	Total Finance			35,005,000

Insurance (3.8%)
5,675,000	Allstate Life Global Funding II «	3.128	4/8/2008	5,675,000
8,100,000	Allstate Life Global Funding Trust «	3.332	6/20/2008	8,100,000
9,440,000	ING Verzekeringen NV	3.101	4/4/2008	9,440,000
6,500,000	MBIA Global Funding, LLC «	4.018	4/23/2008	6,500,000
	Total Insurance			29,715,000
	Total Variable Rate Notes			244,147,207
	Total Investments (at amortized cost) 99.9%			$786,097,098
	Other Assets and Liabilities, Net 0.1%			494,150
	Total Net Assets 100.0%			$786,591,248

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Cost for federal income tax purposes	$786,097,098

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

THRIVENT SERIES FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Directors and the change in value, if any, is recorded as unrealized gains or losses. Mutual Funds are valued at the net asset value at the close of each business day.

For all Portfolios, other than Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Portfolio are determined once per week using prices supplied by the Portfolios’ independent pricing service. Money Market Portfolio and the Portfolios’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Directors has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors.

Additional information for the Portfolios’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolios’ most recent annual or semiannual shareholder report.

The following table is a summary of the inputs used, as of March 31, 2008, in valuing the Portfolio’s assets carried at fair value:

			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Totals (Level 1,2,3)
	Investments	Other Financial	Investments	Other Financial	Investments	Other	Financial Investments	Other Financial
Portfolio	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Aggressive
Allocation	$469,432,989	$—	$—	$—	$—	$—	$469,432,989	$—
Moderately
Aggressive
Allocation	1,720,963,550	—	—	—	—	—	1,720,963,550	—
Moderate
Allocation	2,189,781,301	—	—	—	—	—	2,189,781,301	—
Moderately
Conservative
Allocation	808,443,524	—	—	—	—	—	808,443,524	—
Technology	51,506,171	—	396,275	—	—	—	51,902,446	—
Real Estate Securities	514,794,644	—	—	—	—	—	514,794,644	—
Partner Small Cap
Growth	227,666,448	—	—	—	—	—	227,666,448	—

152

THRIVENT SERIES FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES — continued

				Level 2 — Other Significant	Level 3 — Significant
	Level 1 — Quoted Prices			Observable Inputs	Unobservable Inputs		Totals (Level 1,2,3)
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Portfolio	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Partner Small Cap
Value	$237,137,189	$—	$—	$—	$—	$—	$237,137,189	$—
Small Cap Stock	467,076,562	420,148	1,991,352	—	—	—	469,067,914	420,148
Small Cap Index	407,445,806	(74,005)	845,929	—	—	—	408,291,735	(74,005)
Mid Cap Growth II	28,918,833	—	—	—	—	—	28,918,833	—
Mid Cap Growth	709,335,381	—	—	—	—	—	709,335,381	—
Partner Mid Cap
Value	104,038,914	—	—	—	—	—	104,038,914	—
Mid Cap Stock	420,420,341	—	—	—	—	—	420,420,341	—
Mid Cap Index	151,538,028	7,644	298,499	—	—	—	151,836,527	7,644
Partner International
Stock	318,235,397	—	1,214,265,492	—	—	—	1,532,500,889	—
Partner All Cap	108,696,656	—	—	—	—	—	108,696,656	—
Large Cap Growth II	27,899,185	1,371	—	—	—	—	27,899,185	1,371
Large Cap Growth	2,534,320,100	92,364	16,135,000	—	—	—	2,550,455,100	92,364
Partner Growth Stock	95,624,716	—	10,764,980	—	—	—	106,389,696	—
Large Cap Value	1,073,647,012	—	—	—	—	—	1,073,647,012	—
Large Cap Stock	1,055,083,162	63,310	3,164,084	—	—	—	1,058,247,246	63,310
Large Cap Index	580,042,074	(127,520)	1,194,249	—	—	—	581,236,323	(127,520)
Balanced	341,234,904	88,920	180,734,838	—	—	—	521,969,742	88,920
High Yield	146,774,820	48,668	733,456,961	(3,814,221)	—	—	880,231,781	(3,765,553)
Diversified Equity
Income Plus	55,397,372	52,432	72,737,975	(54,647)	745,011	—	128,880,358	(2,215)
Income	153,201,031	(1,242,318)	1,448,341,215	(664,451)	18,038,396	—	1,619,580,642	(1,906,769)
Bond Index	85,040,562	—	255,129,093	—	—	—	340,169,655	—
Limited Maturity
Bond	193,065,015	(1,322,650)	972,885,901	1,490,282	34,877,931	—	1,200,828,847	167,632
Mortgage Securities	67,207	42,983	77,216,208	—	—	—	77,283,415	42,983
Money Market	—	—	786,097,098	—	—	—	786,097,098	—
Total Value	$15,276,828,894	$(1,948,653)	$5,775,655,149	$(3,043,037)	$53,661,338	$—	$21,106,145,381	$(4,991,690)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

		Accrued		Change in		Transfers
	Value	Discounts/	Realized	Unrealized	Net	In and/or	Value
Portfolio	December 31, 2007	Premiums	Gain/(Loss)	Gain/(Loss)	Purchases/Sales	Out of Level 3	March 31, 2008
Investments in Securities
High Yield	$—	$—	$—	$—	$—	$—	$—
Diversified Income Plus	3,673,557	137	—	(745,349)	354,561	(2,537,895)	745,011
Income	31,794,733	(15,098)	(17,007)	(3,306,388)	(2,334,143)	(8,083,701)	18,038,396
Limited Maturity Bond	58,342,998	—	—	(9,999,328)	10,174,353	(23,640,092)	34,877,931
Other Financial Instruments*
Income	18,992	—	—	(18,992)	—	—	—
Mortgage Securities	19,750	—	—	(19,750)	—	—	—
Total Value	$93,850,030						$53,661,338

*Other Financial Instruments include Futures, Written Options and Swap agreements.

153

THRIVENT SERIES FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

INVESTMENTS IN AFFILIATES

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund. A summary of transactions for the three months ended March 31, 2008, in Money Market Portfolio, is as follows:

		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	Three Months Ended
Portfolio	December 31, 2007	Additions	Reductions	March 31, 2008	March 31, 2008	March 31, 2008
Moderately Aggressive
Allocation	$—	$946,035	$—	946,035	$946,035	$1,477
Moderate Allocation	78,824,377	10,907,818	45,103,620	44,628,575	44,628,575	507,007
Moderately Conservative
Allocation	51,192,804	7,593,488	22,672,346	36,113,946	36,113,946	431,596
Technology	2,902,355	11,404,176	12,975,558	1,330,973	1,330,973	26,753
Real Estate Securities	—	32,816,147	15,986,256	16,829,891	16,829,891	44,783
Partner Small Cap Growth	2,133,199	26,780,062	23,186,335	5,726,926	5,726,926	37,402
Partner Small Cap Value	6,994,893	13,070,046	14,456,640	5,608,299	5,608,299	59,103
Small Cap Stock	27,636,194	64,040,426	64,466,108	27,210,512	27,210,512	308,308
Small Cap Index	5,078,004	14,368,766	19,441,188	5,582	5,582	40,670
Mid Cap Growth II	1,395,723	3,054,393	3,932,782	517,334	517,334	8,717
Mid Cap Growth	37,185,191	45,284,897	58,169,146	24,300,942	24,300,942	318,654
Partner Mid Cap Value	3,632,429	10,955,344	11,429,248	3,158,525	3,158,525	34,359
Mid Cap Stock	25,108,727	57,751,314	66,112,640	16,747,401	16,747,401	222,618
Mid Cap Index	2,210,657	5,638,900	7,105,436	744,121	744,121	11,305
Partner International Stock	6,617,542	39,834,048	40,962,846	5,488,744	5,488,744	37,548
Partner All Cap	2,625,515	15,669,869	16,822,348	1,473,036	1,473,036	14,932
Large Cap Growth II	719,728	2,074,104	2,534,032	259,800	259,800	3,184
Large Cap Growth	35,105,032	42,356,469	57,373,999	20,087,502	20,087,502	250,345
Partner Growth Stock	2,824,334	4,829,138	7,189,098	464,374	464,374	8,747
Large Cap Value	3,547,866	56,948,781	44,917,283	15,579,364	15,579,364	198,961
Large Cap Stock	10,589,629	70,092,331	58,093,873	22,588,087	22,588,087	192,483
Large Cap Index	6,871,402	22,882,690	29,641,603	112,489	112,489	68,486
Balanced	19,638,879	29,427,180	28,844,066	20,221,993	20,221,993	170,407
High Yield	50,560,829	36,640,376	52,530,963	34,670,242	34,670,242	395,639
Diversified Income Plus	1,238,982	11,242,937	10,013,804	2,468,115	2,468,115	35,445
Income	23,481,154	19,592,240	—	43,073,394	43,073,394	284,103
Bond Index	21,567,103	17,125,344	12,358,029	26,334,418	26,334,418	259,604
Limited Maturity Bond	13,111,425	85,618,885	64,841,541	33,888,769	33,888,769	346,831
Mortgage Securities	870	9	—	879	879	9
Total Value and
Dividend Income	$442,794,843				$410,580,268	$4,319,476

154

THRIVENT SERIES FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

INVESTMENTS IN AFFILIATES — continued

A summary of transactions for the three months ended March 31, 2008, in Thrivent Financial Securities Lending Trust, is as follows:

		Gross	Gross
	Value	Purchases and	Sales and	Balance of Shares	Value
Portfolio	December 31, 2007	Additions	Reductions	March 31, 2008	March 31, 2008
Technology	$8,345,500	$17,467,563	$18,995,599	$6,817,464	$6,817,464
Real Estate Securities	140,131,373	179,612,487	153,981,226	165,762,634	165,762,634
Partner Small Cap Growth	71,604,282	44,767,130	46,694,024	69,677,388	69,677,388
Partner Small Cap Value	59,125,971	40,804,227	39,591,258	60,338,940	60,338,940
Small Cap Stock	92,358,545	73,444,812	81,022,747	84,780,610	84,780,610
Small Cap Index	111,638,911	59,605,770	69,075,428	102,169,253	102,169,253
Mid Cap Growth II	2,273,125	3,539,476	2,467,283	3,345,318	3,345,318
Mid Cap Growth	114,798,903	134,182,771	99,545,463	149,436,211	149,436,211
Partner Mid Cap Value	9,987,928	20,273,394	16,256,257	14,005,065	14,005,065
Mid Cap Stock	97,177,855	49,586,107	91,836,356	54,927,606	54,927,606
Mid Cap Index	26,957,577	18,385,431	18,487,562	26,855,446	26,855,446
Partner International Stock	122,278,806	279,586,077	194,171,565	207,693,318	207,693,318
Partner All Cap	9,928,007	20,948,019	21,594,453	9,281,573	9,281,573
Large Cap Growth II	348,149	1,194,384	1,029,682	512,851	512,851
Large Cap Growth	134,097,820	592,104,077	381,962,182	344,239,715	344,239,715
Partner Growth Stock	11,623,223	13,480,693	15,754,943	9,348,973	9,348,973
Large Cap Value	93,704,955	336,390,117	301,570,184	128,524,888	128,524,888
Large Cap Stock	65,208,363	222,415,573	188,465,509	99,158,427	99,158,427
Large Cap Index	48,959,242	149,338,585	140,850,387	57,447,440	57,447,440
Balanced	47,660,952	44,966,114	45,917,628	46,709,438	46,709,438
High Yield	93,306,453	92,936,310	83,433,525	102,809,238	102,809,238
Diversified Income Plus	10,240,727	8,833,860	10,515,195	8,559,392	8,559,392
Income	132,421,350	40,304,116	82,058,191	90,667,275	90,667,275
Bond Index	55,206,278	18,677,688	15,177,822	58,706,144	58,706,144
Limited Maturity Bond	129,554,563	85,191,624	61,003,375	153,742,812	153,742,812
Total Value	$1,688,938,858				$2,055,517,419

155

THRIVENT SERIES FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

A summary of transactions for the Thrivent Allocation Portfolios for the three months ended March 31, 2008, in the following Thrivent Portfolios, is as follows:

		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	January 1, 2008 —
Portfolio	December 31, 2007	Additions	Reductions	March 31, 2008	March 31, 2008	March 31, 2008
Aggressive Allocation
Real Estate Securities	$—	$4,856,140	$—	283,886	$5,131,956	$—
Partner Small Cap Growth	29,543,569	7,258,004	152,246	2,731,176	31,820,937	—
Partner Small Cap Value	23,589,765	1,116,323	2,883,566	1,177,549	21,222,140	—
Small Cap Stock	37,174,821	2,842,383	190,307	2,594,142	35,424,820	—
Mid Cap Growth	17,248,542	1,779,566	88,810	950,499	16,620,611	—
Partner Mid Cap Value	18,823,400	797,708	666,668	1,412,990	17,515,712	—
Mid Cap Stock	36,861,436	2,576,246	461,065	2,978,754	35,353,640	—
Partner International Stock	96,519,831	3,889,616	786,465	5,788,473	92,565,791	—
Large Cap Growth	106,145,253	4,141,918	1,203,568	5,690,795	95,756,164	—
Large Cap Value	37,546,375	1,741,609	902,152	2,865,351	35,601,410	—
Large Cap Stock	47,857,844	2,178,270	750,960	4,477,870	44,567,795	—
High Yield	9,828,416	627,473	65,126	2,152,123	9,945,604	202,362
Income	24,782,222	1,359,625	7,451,942	1,911,960	18,318,488	307,775
Limited Maturity Bond	10,586,434	537,528	1,365,128	993,196	9,587,921	110,146
Total Value and
Dividend Income	$496,507,908				$469,432,989	$620,283

Moderately Aggressive Allocation
Real Estate Securities	53,577,749	7,866,283	161,877	3,470,614	62,740,020	—
Partner Small Cap Growth	52,817,172	7,680,432	161,877	4,419,781	51,494,864	—
Partner Small Cap Value	40,021,512	2,904,738	2,974,303	2,166,771	39,050,203	—
Small Cap Stock	70,935,529	23,530,283	215,837	6,314,925	86,234,723	—
Mid Cap Growth	31,027,029	4,088,420	94,429	1,763,540	30,837,614	—
Partner Mid Cap Value	26,896,355	2,615,950	972,990	2,137,148	26,492,513	—
Mid Cap Stock	70,310,829	7,076,350	896,853	5,861,970	69,573,379	—
Partner International Stock	224,321,329	20,625,922	840,603	14,237,034	227,670,113	—
Large Cap Growth	298,167,996	17,484,998	14,175,038	15,683,787	263,903,249	—
Large Cap Value	259,609,011	11,183,135	11,006,473	19,340,731	240,304,717	—
Large Cap Stock	261,194,891	12,224,533	7,851,742	24,068,919	239,555,544	—
High Yield	80,154,556	22,285,121	290,978	21,312,936	98,493,473	1,665,727
Income	231,113,314	12,640,373	29,209,875	22,016,548	210,940,544	2,999,856
Limited Maturity Bond	80,939,400	4,360,306	11,290,978	7,533,621	72,726,559	834,844
Money Market	—	946,035	—	946,035	946,035	1,480
Total Value and
Dividend Income	$1,781,086,672				$1,720,963,550	$5,501,907

156

THRIVENT SERIES FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2008 (unaudited)

INVESTMENTS IN AFFILIATES — continued
		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	January 1, 2008 —
Portfolio	December 31, 2007	Additions	Reductions	March 31, 2008	March 31, 2008	March 31, 2008
Moderate Allocation
Real Estate Securities	$70,987,263	$12,138,826	$—	4,717,171	$85,274,658	$—
Partner Small Cap Growth	32,115,462	6,173,282	—	2,819,973	32,855,502	—
Partner Small Cap Value	27,031,554	3,355,268	2,042,212	1,543,467	27,816,833	—
Small Cap Stock	32,269,396	10,007,885	—	2,823,628	38,558,621	—
Mid Cap Growth	21,413,225	3,294,760	—	1,247,355	21,811,491	—
Partner Mid Cap Value	27,348,942	3,237,451	979,975	2,222,186	27,546,666	—
Mid Cap Stock	64,055,455	9,319,417	745,949	5,589,152	66,335,408	—
Partner International Stock	188,480,571	31,893,825	—	12,921,584	206,634,215	—
Large Cap Growth	307,436,710	31,295,762	29,660,888	16,046,317	270,003,354	—
Large Cap Value	228,391,842	30,426,828	—	19,504,999	242,345,708	—
Large Cap Stock	257,162,251	23,206,664	9,760,668	24,608,629	244,927,221	—
High Yield	97,460,466	30,054,091	—	26,625,404	123,043,979	2,053,599
Income	411,568,919	31,307,592	20,673,642	43,317,648	415,026,390	5,626,434
Limited Maturity Bond	324,615,462	24,850,443	—	35,527,956	342,972,680	3,765,654
Money Market	78,824,377	10,907,817	45,103,620	44,628,575	44,628,575	507,204
Total Value and
Dividend Income	$2,169,161,895				$2,189,781,301	$11,952,891

Moderately Conservative Allocation
Real Estate Securities	24,885,963	5,779,754	—	1,744,833	31,542,217	—
Partner Small Cap Value	—	4,080,609	—	234,363	4,223,753	—
Small Cap Stock	24,431,658	4,655,610	—	1,915,086	26,151,839	—
Partner Mid Cap Value	—	107,387	—	8,657	107,313	—
Mid Cap Stock	16,762,554	10,376,328	259,333	2,137,962	25,374,620	—
Partner International Stock	36,388,944	8,721,813	—	2,657,080	42,490,429	—
Large Cap Growth	72,707,290	12,068,171	7,406,315	4,044,505	68,054,869	—
Large Cap Value	53,067,485	8,793,883	645,809	4,613,619	57,323,289	—
Large Cap Stock	59,105,841	9,147,009	3,925,690	5,863,347	58,357,302	—
High Yield	26,500,038	11,400,727	—	7,933,661	36,663,827	576,025
Income	113,587,464	13,223,245	7,744,087	12,209,761	116,981,722	1,594,539
Limited Maturity Bond	278,420,166	32,457,739	—	31,600,481	305,058,398	3,316,474
Money Market	51,192,804	7,593,488	22,672,346	36,113,946	36,113,946	431,703
Total Value and
Dividend Income	$757,050,207				$808,443,524	$5,918,741

157

Thrivent Financial for Lutherans®

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com • e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 29, 2008	THRIVENT SERIES FUND, INC.

	By:	/s/ Pamela J. Moret
Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 29, 2008	By:	/s/ Pamela J. Moret
Pamela J. Moret
President

Date: May 29, 2008	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer